UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8104

Touchstone Funds Group Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202

(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100

Cincinnati, Ohio 45202

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: September 30

Date of reporting period: March 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

March 31, 2012

(Unaudited)

Semi-Annual Report

Touchstone Funds Group Trust
Touchstone Emerging Markets Equity Fund
Touchstone Emerging Markets Equity Fund II
Touchstone Focused Equity Fund
Touchstone Global Equity Fund
Touchstone Global Real Estate Fund
Touchstone Intermediate Fixed Income Fund
Touchstone International Fixed Income
Touchstone Large Cap Relative Value Fund
Touchstone Market Neutral Equity Fund
Touchstone Merger Arbitrage Fund
Touchstone Mid Cap Fund
Touchstone Mid Cap Value Fund
Touchstone Premium Yield Equity Fund
Touchstone Sands Capital Select Growth Fund
Touchstone Short Duration Fixed Income Fund
Touchstone Small Cap Core Fund
Touchstone Small Cap Value Fund
Touchstone Total Return Bond Fund
Touchstone Ultra Short Duration Fixed Income Fund

Table of Contents

Page
Tabular Presentation of Portfolios of Investments (Unaudited)	4 - 9
Portfolio Investments:
Emerging Markets Equity Fund	10
Emerging Markets Equity Fund II	13
Touchstone Focused Equity Fund	16
Global Equity Fund	17
Global Real Estate Fund	19
Touchstone Interemediate Fixed Income Fund	21
Touchstone International Fixed Income Fund	25
Touchstone Large Cap Relative Value Fund	28
Touchstone Market Neutral Equity Fund	30
Touchstone Merger Arbitrage Fund	35
Touchstone Mid Cap Fund	38
Touchstone Mid Cap Value Fund	39
Touchstone Premium Yield Equity Fund	41
Touchstone Sands Capital Select Growth Fund	42
Touchstone Short Duration Fixed Income Fund	43
Touchstone Small Cap Core Fund	49
Touchstone Small Cap Value Fund	50
Touchstone Total Return Bond Fund	52
Touchstone Ultra Short Duration Fixed Income Fund	56
Statement of Assets and Liabilities	62 - 69
Statement of Operations	70 - 73
Statement of Changes in Net Assets	74 - 85
Financial Highlights	86 - 126
Notes to Financial Statements	127 - 156
Other Items (Unaudited)	157 - 171
Privacy Protection Policy	172

2

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3

Tabular Presentation of Portfolios of Investments (Unaudited)

March 31, 2012

Touchstone Emerging Markets Equity Fund
Sector Allocation*	(% of Net Assets)
Financials	18.8%
Consumer Discretionary	16.5
Materials	13.0
Energy	11.3
Information Technology	11.2
Consumer Staples	10.4
Telecommunication Services	5.7
Industrials	5.2
Utilities	4.3
Health Care	1.3
Investment Funds	5.4
Other Assets/Liabilities (Net)	(3.1)
Total	100.0%

Touchstone Emerging Markets Equity Fund II
Sector Allocation*	(% of Net Assets)
Financials	27.6%
Materials	15.1
Consumer Discretionary	10.7
Information Technology	10.6
Energy	10.5
Consumer Staples	8.0
Telecommunication Services	4.9
Utilities	4.7
Industrials	2.5
Health Care	1.4
Investment Funds	8.8
Other Assets/Liabilities (Net)	(4.8)
Total	100.0%

Touchstone Focused Equity Fund
Sector Allocation*	(% of Net Assets)
Information Technology	20.5%
Financials	20.2
Consumer Discretionary	14.6
Industrials	12.9
Energy	7.3
Telecommunication Services	6.4
Health Care	6.3
Consumer Staples	4.0
Materials	1.5
Investment Funds	12.8
Other Assets/Liabilities (Net)	(6.5)
Total	100.0%

Touchstone Global Equity Fund
Sector Allocation*	(% of Net Assets)
Materials	16.9%
Consumer Staples	16.7
Health Care	14.9
Energy	11.2
Industrials	10.2
Information Technology	8.5
Telecommunication Services	5.9
Financials	4.5
Consumer Discretionary	4.4
Investment Funds	6.3
Other Assets/Liabilities (Net)	0.5
Total	100.0%

* Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

4

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Global Real Estate Fund
Sector Allocation*	(% of Net Assets)
Retail	25.8%
Diversified Real Estate Activities	17.4
Specialized	14.1
Office	9.6
Residential	8.8
Industrials	6.8
Diversified REIT	5.8
Real Estate Development	5.1
Real Estate Operating Companies	3.2
Hotels, Resorts & Cruise Lines	1.0
Investment Funds	2.0
Other Assets/Liabilities (Net)	0.4
Total	100.0%

Touchstone Intermediate Fixed Income Fund
Credit Quality**	(% of Investment Securities)
AAA	0.4%
AA	23.5
A	54.1
BBB	19.6
NR	2.4
Total	100.0%

Touchstone International Fixed Income Fund
Credit Quality**	(% of Investment Securities)
AAA	56.3%
AA	11.8
A	8.6
BAA	4.9
BA	6.3
B	2.8
NR	9.3
Total	100.0%

Touchstone Large Cap Relative Value Fund
Sector Allocation*	(% of Net Assets)
Financials	23.6%
Consumer Discretionary	16.6
Energy	14.7
Information Technology	14.3
Industrials	13.4
Health Care	8.1
Utilities	4.4
Materials	2.7
Consumer Staples	1.6
Investment Funds	0.3
Other Assets/Liabilities (Net)	0.3
Total	100.0%

*    Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

**  Composite of Standard and Poors, Moody's and Fitch ratings

5

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Market Neutral Equity Fund
Sector Allocation*	(% of Net Assets)
Long Positions
Information Technology	22.3%
Consumer Discretionary	15.1
Health Care	13.8
Financials	11.9
Energy	10.0
Industrials	9.6
Materials	5.5
Utilities	1.9
Telecommunication Services	1.5
Consumer Staples	1.0
Investment Funds	3.8
Cash Collateral for Securities Sold Short	96.0
Other Assets/Liabilities (Net)	(0.6)
191.8
Short Positions
Information Technology	(19.8)
Consumer Discretionary	(14.6)
Health Care	(13.5)
Financials	(12.6)
Industrials	(11.2)
Energy	(10.1)
Materials	(5.1)
Utilities	(2.2)
Consumer Staples	(1.6)
Telecommunication Services	(1.1)
(91.8)
Total	100.0%

Touchstone Merger Arbitrage Fund
Sector Allocation*	(% of Net Assets)
Long Positions
Financials	20.1%
Industrials	12.3
Health Care	11.7
Consumer Discretionary	10.9
Information Technology	10.6
Utilities	5.6
Materials	5.1
U.S. Treasury Obligations	4.3
Telecommunication Services	2.0
Energy	2.0
Consumer Staples	1.9
Other	1.4
Investment Funds	11.3
Cash Collateral for Securities Sold Short	14.9
Other Assets/Liabilities (Net)	1.1
115.2
Short Positions
Information Technology	(2.9)
Utilities	(2.3)
Telecommunication Services	(2.1)
Energy	(2.0)
Materials	(1.7)
Consumer Discretionary	(1.6)
Industrials	(1.3)
Health Care	(1.3)
(15.2)
Total	100.0%

* Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

6

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Mid Cap Fund
Sector Allocation*	(% of Net Assets)
Consumer Staples	19.9%
Consumer Discretionary	19.0
Financials	18.9
Materials	15.3
Information Technology	9.0
Industrials	8.7
Energy	5.6
Health Care	2.1
Investment Funds	2.3
Other Assets/Liabilities (Net)	(0.8)
Total	100.0%

Touchstone Mid Cap Value Fund
Sector Allocation*	(% of Net Assets)
Financials	21.9%
Consumer Discretionary	12.0
Industrials	11.5
Information Technology	10.5
Health Care	9.9
Materials	9.6
Utilities	9.3
Consumer Staples	6.5
Energy	6.0
Investment Funds	6.6
Other Assets/Liabilities (Net)	(3.8)
Total	100.0%

Touchstone Premium Yield Equity Fund
Sector Allocation*	(% of Net Assets)
Energy	23.0%
Utilities	16.3
Health Care	16.3
Financials	13.0
Telecommunication Services	9.2
Information Technology	7.8
Industrials	4.1
Materials	4.0
Consumer Staples	1.7
Investment Funds	5.3
Other Assets/Liabilities (Net)	(0.7)
Total	100.0%

Touchstone Sands Capital Select Growth Fund
Sector Allocation*	(% of Net Assets)
Information Technology	40.2%
Consumer Discretionary	24.1
Health Care	15.5
Energy	9.6
Materials	3.0
Industrials	2.9
Financials	2.4
Investment Funds	4.4
Other Assets/Liabilities (Net)	(2.1)
Total	100.0%

* Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

7

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Short Duration Fixed Income Fund
Credit Quality**	(% of Investment Securities)
AAA	35.3%
AA	5.9
A	49.3
BBB	9.5
Total	100.0%

Touchstone Small Cap Core Fund
Sector Allocation*	(% of Net Assets)
Industrials	20.7%
Financials	20.5
Consumer Discretionary	14.4
Consumer Staples	11.1
Materials	10.4
Information Technology	8.6
Energy	7.9
Health Care	3.4
Investment Funds	9.4
Other Assets/Liabilities (Net)	(6.4)
Total	100.0%

Touchstone Small Cap Value Fund
Sector Allocation*	(% of Net Assets)
Financials	30.1%
Industrials	20.9
Consumer Discretionary	14.7
Materials	11.6
Information Technology	9.2
Health Care	4.0
Energy	3.8
Consumer Staples	1.4
Telecommunication Services	0.5
Investment Funds	8.0
Other Assets/Liabilities (Net)	(4.2)
Total	100.0%

Touchstone Total Return Bond Fund
Credit Quality**	(% of Investment Securities)
Aaa	44.0%
Aa	4.7
A	4.1
Baa	9.3
Ba	4.5
B	1.9
N/A	31.5
Total	100.0%

*     Sector Classifications are based upon the Global Industry Classification Standard (GICS®)

**  Composite of Standard and Poors, Moody's and Fitch ratings

8

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Ultra Short Duration Fixed Income Fund
Credit Quality**	(% of Investment Securities)
AAA	46.7%
AA	10.4
A	1.8
Baa	25.5
N/A	15.6
Total	100.0%

** Composite of Standard and Poors, Moody's and Fitch ratings

9

Portfolio of Investments

Touchstone Emerging Markets Equity Fund – March 31, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.7%

Brazil — 12.7%
All America Latina Logistica SA	1,165,367	$5,815,823
Banco Bradesco SA (Preference)	586,774	10,221,816
Cia Energetica de Minas Gerais (Preference)	440,765	10,486,414
Gerdau SA (Preference)	722,590	6,911,403
Lojas Americanas SA (Preference)	1,007,963	9,486,321
Lojas Renner SA	452,132	15,457,864
Petroleo Brasileiro SA (Preference)	890,645	11,343,776
Vale SA ADR	219,760	5,127,001
Vale SA (Preference)	259,853	5,879,059
		80,729,477

South Africa — 8.7%
Aveng Ltd.	1,557,493	7,936,697
Foschini Group Ltd.	773,479	12,470,848
Impala Platinum Holdings Ltd.	263,199	5,184,379
JD Group Ltd.	868,280	5,602,902
Massmart Holdings Ltd.	212,710	4,490,451
MTN Group Ltd.	427,640	7,527,044
Woolworths Holdings Ltd.	1,941,364	12,185,722
		55,398,043

India — 8.6%
Bharat Forge Ltd.*	1,110,538	6,976,694
Bharat Heavy Electricals Ltd.	769,275	3,882,993
Bharti Airtel Ltd.*	1,199,153	7,953,554
Infosys Ltd.	125,950	7,086,278
ITC Ltd.	2,256,561	10,050,323
Mahindra & Mahindra Ltd.	471,002	6,473,562
Oil & Natural Gas Corp. Ltd.*	1,363,622	7,182,804
Reliance Industries Ltd.	337,048	4,965,909
		54,572,117

Bermuda — 6.6%
Credicorp Ltd.	89,693	11,823,331
First Pacific Co. Ltd.	9,790,458	10,855,103
Ports Design Ltd.	3,119,677	4,579,755
VTech Holdings Ltd.†	1,134,465	14,543,206
		41,801,395

Cayman Islands — 6.0%
ASM Pacific Technology Ltd.	948,890	13,844,382
Daphne International Holdings Ltd.	10,157,548	13,917,406
Tingyi Cayman Islands Holding Corp.	3,587,443	10,371,203
		38,132,991

Mexico — 6.0%
America Movil SAB de CV, Series L ADR	283,610	7,042,036
Fomento Economico Mexicano SAB de CV ADR	71,063	5,846,352
Grupo Financiero Banorte SAB de CV - Class O	1,583,985	7,041,006
Kimberly-Clark de Mexico SAB de CV - Class A	3,848,585	8,603,349
Wal-Mart de Mexico SAB de CV - Class A	2,811,417	9,433,799
		37,966,542

Thailand — 5.4%
Kasikornbank PCL	2,191,083	11,115,218
PTT Exploration & Production PCL	1,455,630	8,233,628
Siam Cement PCL	304,300	4,103,365
Siam Cement PCL (Non-Voting)	335,241	3,857,717
Thai Oil PCL	2,973,880	6,988,859
		34,298,787

Taiwan — 5.0%
Giant Manufacturing Co. Ltd.	2,045,578	8,975,329
Taiwan Semiconductor Manufacturing Co. Ltd.	4,341,400	12,488,264
Tripod Technology Corp.	3,092,250	10,372,283
		31,835,876

China — 4.9%
China BlueChemical Ltd.	10,411,229	7,883,283
Industrial & Commercial Bank of China - Class H	12,804,806	8,261,112
PetroChina Co. Ltd. - Class H	4,607,075	6,514,115
Weichai Power Co. Ltd. - Class H†	1,748,786	8,163,426
		30,821,936

Korea — 4.7%
BS Financial Group, Inc.	647,370	7,598,977
POSCO	11,409	3,826,327
Samsung Electronics Co. Ltd.	11,537	12,982,371
Shinhan Financial Group Co. Ltd.	146,820	5,669,101
		30,076,776

Turkey — 4.4%
Akbank TAS*	1,250,586	4,911,688
Trakya Cam Sanayi AS	4,627,457	7,191,862
Tupras Turkiye Petrol Rafine	279,269	7,129,406
Turkcell Iletisim Hizmetleri AS*	1,131,231	5,788,491
Turkiye Garanti Bankasi AS	664,940	2,633,943
		27,655,390

Hong Kong — 4.1%
China Overseas Land & Investment Ltd.	4,153,289	7,894,167
CNOOC Ltd.	4,537,949	9,326,534
Wharf Holdings Ltd.	1,589,719	8,638,943
		25,859,644

United Kingdom — 2.9%
Fresnillo PLC	356,791	9,119,513
SABMiller PLC	234,831	9,425,917
		18,545,430

Indonesia — 2.6%
Bank Mandiri Tbk PT	11,463,202	8,587,372
Telekomunikasi Indonesia Tbk PT	9,934,501	7,605,152
		16,192,524

Maylasia — 2.4%
British American Tobacco Malaysia Bhd	431,300	7,971,342
CIMB Group Holdings Bhd	2,775,669	6,967,486
		14,938,828

10

Touchstone Emerging Markets Equity Fund (Continued)

		Market
	Shares	Value

Common Stocks — 97.7% (Continued)

Canada — 1.9%
Eldorado Gold Corp.	529,767	$7,276,363
Yamana Gold, Inc.	326,877	5,099,209
		12,375,572

Luxembourg — 1.6%
Tenaris SA ADR†	261,411	9,993,743

Jersey — 1.4%
Randgold Resources Ltd. ADR	104,336	9,179,481

Czech Republic — 1.4%
CEZ AS	202,146	8,684,897

South Korea — 1.3%
Hankook Tire Co. Ltd.	228,780	8,470,342

Chile — 1.3%
Enersis SA	20,397,788	8,270,581

Israel — 1.2%
Teva Pharmaceutical Industries Ltd. ADR	175,299	7,898,973

Peru — 1.2%
Cia de Minas Buenaventura SA ADR	186,847	7,531,803

Singapore — 1.1%
Keppel Land Ltd.	2,635,792	7,275,922

United States — 0.3%
Southern Copper Corp.	52,489	1,664,426
Total Common Stocks		$620,171,496

Investment Funds — 5.4%
Invesco Liquid Assets Portfolio**	14,355,833	14,355,833
Touchstone Institutional Money Market Fund^	20,046,888	20,046,888
Total Investment Funds		$34,402,721

Total Investment Securities —103.1%
(Cost $642,426,939)		$654,574,217

Liabilities in Excess of Other Assets — (3.1%)		(19,521,374)

Net Assets — 100.0%		$635,052,843

†	All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2012 was $13,874,041.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund,sub-advised by Fort Washington Investment Advisors, Inc. See Note 4 in Notes to Financial Statements.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$80,729,477	$—	$—	$80,729,477
South Africa	55,398,043	—	—	55,398,043
India	54,572,117	—	—	54,572,117
Bermuda	37,221,640	—	4,579,755	41,801,395
Cayman Islands	38,132,991	—	—	38,132,991
Mexico	37,966,542	—	—	37,966,542
Thailand	26,065,159	8,233,628	—	34,298,787
Taiwan	31,835,876	—	—	31,835,876
China	30,821,936	—	—	30,821,936
Korea	30,076,776	—	—	30,076,776
Turkey	27,655,390	—	—	27,655,390
Hong Kong	25,859,644	—	—	25,859,644
United Kingdom	18,545,430	—	—	18,545,430
Indonesia	16,192,524	—	—	16,192,524
Maylasia	14,938,828	—	—	14,938,828
Canada	12,375,572	—	—	12,375,572
Luxembourg	9,993,743	—	—	9,993,743
Jersey	9,179,481	—	—	9,179,481
Czech Republic	8,684,897	—	—	8,684,897
South Korea	8,470,342	—	—	8,470,342
Chile	8,270,581	—	—	8,270,581
Israel	7,898,973	—	—	7,898,973
Peru	7,531,803	—	—	7,531,803
Singapore	7,275,922	—	—	7,275,922
United States	1,664,426	—	—	1,664,426
Investment Funds	34,402,721	—	—	34,402,721
				$654,574,217

11

Touchstone Emerging Markets Equity Fund (Continued)

At March 31, 2012 securities valued at $416,041,190 were transferred from Level 2 to Level 1 pursuant to the Fund's fair valuation policy.

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund's investments that were valued using unobservable inputs for the six months ended March 31, 2012:

Measurements Using Unobservable Inputs (Level 3)

	Common Stock
Assets	Bermuda		Total
Beginning balance	$—		$—

Gross transfers into Level 3	4,579,755	(a)	4,579,755
Ending balance	$4,579,755		$4,579,755

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2012 was ($2,704,131).

(a)	Transferred from Level 1 to Level 3 due to lack of observable valuation inputs.

See accompanying Notes to Financial Statements.

12

Portfolio of Investments

Touchstone Emerging Markets Equity Fund II – March 31, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 89.4%

Brazil — 14.5%
All America Latina Logistica SA	68,563	$342,167
Banco Bradesco SA (Preference)	29,271	509,911
Cia Energetica de Minas Gerais (Preference)	22,230	528,883
Gerdau SA (Preference)	44,165	422,428
Lojas Americanas SA (Preference)	53,058	499,349
Lojas Renner SA	23,274	795,711
Petroleo Brasileiro SA (Preference)	47,570	605,879
Vale SA (Preference)	26,281	594,596
		4,298,924

Mexico — 8.2%
America Movil SAB de CV, Series L ADR	13,814	343,002
Fomento Economico Mexicano SAB de CV ADR	3,342	274,946
Fresnillo PLC	20,802	531,695
Grupo Financiero Banorte SAB de CV - Class O	86,370	383,925
Kimberly-Clark de Mexico SAB de CV - Class A	190,908	426,767
Wal-Mart de Mexico SAB de CV - Class A	145,521	488,300
		2,448,635

Bermuda — 7.7%
Credicorp Ltd.	5,641	743,597
First Pacific Co. Ltd.	511,882	567,546
Ports Design Ltd.	143,474	210,623
VTech Holdings Ltd.	58,673	752,155
		2,273,921

South Africa — 7.0%
Foschini Group Ltd.	38,319	617,820
Impala Platinum Holdings Ltd.	12,875	253,606
Massmart Holdings Ltd.	10,219	215,730
MTN Group Ltd.	22,721	399,920
Woolworths Holdings Ltd.	95,846	601,614
		2,088,690

Thailand — 5.3%
Kasikornbank PCL	111,934	567,834
PTT Exploration & Production PCL	50,028	282,978
Siam Cement PCL (Non-Voting)	34,012	391,386
Thai Oil PCL (Non-Voting)	145,875	342,818
		1,585,016

China — 5.2%
China BlueChemical Ltd.	519,430	393,307
Industrial & Commercial Bank of China -
Class H	648,664	418,490
PetroChina Co. Ltd. - Class H	237,801	336,236
Weichai Power Co. Ltd. - Class H	87,633	409,076
		1,557,109

Korea — 5.1%
BS Financial Group, Inc.	33,387	391,904
POSCO	497	166,683
Samsung Electronics Co. Ltd.	593	667,292
Shinhan Financial Group Co. Ltd.	7,155	276,273
		1,502,152

Hong Kong — 4.5%
China Overseas Land & Investment Ltd.	214,490	407,682
CNOOC Ltd.	229,580	471,840
Wharf Holdings Ltd.	81,576	443,305
		1,322,827

Cayman Islands — 4.1%
ASM Pacific Technology Ltd.	49,472	721,800
Tingyi Cayman Islands Holding Corp.	175,271	506,704
		1,228,504

Turkey — 3.5%
Akbank TAS*	64,704	254,126
Tupras Turkiye Petrol Rafine	13,411	342,367
Turkcell Iletisim Hizmetleri AS*	62,834	321,521
Turkiye Garanti Bankasi AS	32,911	130,366
		1,048,380

Indonesia — 2.8%
Bank Mandiri Tbk PT	567,312	424,988
Telekomunikasi Indonesia Tbk PT	512,555	392,376
		817,364

Canada — 2.4%
Eldorado Gold Corp.	33,059	454,066
Yamana Gold, Inc.	17,303	269,923
		723,989

Taiwan — 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	219,014	630,005

India — 2.0%
Infosys Ltd. ADR	6,522	371,950
Reliance Industries Ltd. GDR, 144a	7,893	230,081
		602,031

Luxembourg — 1.7%
Tenaris SA ADR	13,324	509,377

Jersey — 1.6%
Randgold Resources Ltd. ADR	5,548	488,113

United Kingdom — 1.6%
SABMiller PLC	11,957	479,944

Peru — 1.6%
Cia de Minas Buenaventura SA ADR	11,629	468,765

South Korea — 1.5%
Hankook Tire Co. Ltd.	11,976	443,399

Czech Republic — 1.5%
CEZ AS	10,297	442,395

13

Touchstone Emerging Markets Equity Fund II (Continued)

		Market
	Shares	Value

Common Stocks — 89.4% (Continued)

Chile — 1.5%
Enersis SA	1,077,970	$437,079

Israel — 1.4%
Teva Pharmaceutical Industries Ltd. ADR	9,014	406,171

Maylasia — 1.2%
CIMB Group Holdings Bhd	145,767	365,904

Singapore — 1.2%
Keppel Land Ltd.	129,148	356,504

United States — 0.2%
Southern Copper Corp.	1,490	47,248
Total Common Stocks		$26,572,446

	Number
	of
	Rights	Fair Value

Equity Linked Notes — 6.6%
Bharat Heavy Electricals Maturity 02/16/17 (Issuer JPMorgan)*	27,780	$140,222
Bharat Heavy Electricals Maturity 11/18/11 (Issuer Credit Suisse)*	11,731	59,213
Bharti Airtel Ltd. Maturity 02/08/17 (Issuer JPMorgan)*	47,690	316,311
Bharti Airtel Ltd. Maturity 09/09/14 (Issuer JPMorgan)*	18,544	122,996
ITC Ltd. Maturity 02/16/17 (Issuer JPMorgan)*	90,425	402,737
ITC Ltd. Maturity 09/15/14 (Issuer Credit Suisse)*	38,172	170,011
Mahindra & Mahindra Ltd. Maturity 02/16/17 (Issuer JPMorgan)*	19,649	270,060
Mahindra & Mahindra Ltd. Maturity 10/15/14 (Issuer JPMorgan)*	7,642	105,033
Oil & Natural Gas Corp. Ltd. Maturity 02/08/17 (Issuer JPMorgan)*	50,148	264,152
Oil & Natural Gas Corp. Ltd. Maturity 08/25/14 (Issuer JPMorgan)*	19,498	102,705
Total Equity Linked Notes		$1,953,440

		Market
	Shares	Value

Investment Fund — 8.8%
Touchstone Institutional Money Market Fund^	2,630,055	$2,630,055

Total Investment Securities —104.8%
(Cost $31,571,322)		$31,155,941

Liabilities in Excess of Other Assets — (4.8%)		(1,426,815)

Net Assets — 100.0%		$29,729,126

*	Non-income producing security.

^	Affiliated Fund,sub-advised by Fort Washington Investment Advisors, Inc. See Note 4 in Notes to Financial Statements.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities were valued at $230,081 or 0.77% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

14

Touchstone Emerging Markets Equity Fund II (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	4,298,924	—	—	4,298,924
Mexico	2,448,635	—	—	2,448,635
Bermuda	2,063,298	—	210,623	2,273,921
South Africa	2,088,690	—	—	2,088,690
Thailand	1,302,038	282,978	—	1,585,016
China	1,557,109	—	—	1,557,109
Korea	1,502,152	—	—	1,502,152
Hong Kong	1,322,827	—	—	1,322,827
Cayman Islands	1,228,504	—	—	1,228,504
Turkey	1,048,380	—	—	1,048,380
Indonesia	817,364	—	—	817,364
Canada	723,989	—	—	723,989
Taiwan	630,005	—	—	630,005
India	602,031	—	—	602,031
Luxembourg	509,377	—	—	509,377
Jersey	488,113	—	—	488,113
United Kingdom	479,944	—	—	479,944
Peru	468,765	—	—	468,765
South Korea	443,399	—	—	443,399
Czech Republic	442,395	—	—	442,395
Chile	437,079	—	—	437,079
Israel	406,171	—	—	406,171
Maylasia	365,904	—	—	365,904
Singapore	356,504	—	—	356,504
United States	47,248	—	—	47,248
Equity Linked Notes	—	1,953,440	—	1,953,440
Investment Fund	2,630,055	—	—	2,630,055
				$31,155,941

At March 31, 2012 securities valued at $15,666,691 were transferred from Level 2 to Level 1 pursuant to the Fund's fair valuation policy.

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund's investments that were valued using unobservable inputs for the six months ended March 31, 2012:

Measurements Using Unobservable Inputs (Level 3)

	Common Stock
Assets	Bermuda		Total
Beginning balance	$—		$—

Gross transfers into Level 3	210,623	(a)	210,623
Ending balance	$210,623		$210,623

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2012 was ($44,757).

(a)	Transferred from Level 1 to Level 3 due to lack of observable valuation inputs.

See accompanying Notes to Financial Statements.

15

Portfolio of Investments

Touchstone Focused Equity Fund – March 31, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 93.7%

Information Technology — 20.5%
Adobe Systems, Inc.*	66,812	$2,292,319
Arrow Electronics, Inc.*	53,023	2,225,375
Google, Inc. - Class A*	3,290	2,109,680
Hewlett-Packard Co.	135,854	3,237,401
Ingram Micro, Inc. - Class A*	210,880	3,913,933
Insight Enterprises, Inc.*	103,547	2,270,786
Lexmark International, Inc. - Class A	107,740	3,581,278
Nokia OYJ ADR†	344,746	1,892,656
		21,523,428

Financials — 20.2%
Allstate Corp. (The)	152,586	5,023,131
Bank of America Corp.	588,504	5,631,983
Bank of New York Mellon Corp. (The)	106,281	2,564,561
Fidelity National Financial, Inc. - Class A	173,115	3,121,263
Goldman Sachs Group, Inc. (The)	38,396	4,775,311
		21,116,249

Consumer Discretionary — 14.6%
Carnival Corp.	62,309	1,998,873
International Speedway Corp. - Class A	57,276	1,589,408
Lowe's Cos, Inc.	49,188	1,543,519
Skechers U.S.A., Inc. - Class A*	90,786	1,154,798
Speedway Motorsports, Inc.	105,417	1,969,190
Time Warner Cable, Inc.	62,096	5,060,823
WMS Industries, Inc.*	83,624	1,984,398
		15,301,009

Industrials — 12.9%
Alliant Techsystems, Inc.	76,482	3,833,278
Oshkosh Corp.*	108,521	2,514,432
Raytheon Co.	56,823	2,999,118
Universal Forest Products, Inc.	122,029	4,207,560
		13,554,388

Energy — 7.3%
Encana Corp.†	182,082	3,577,911
Exxon Mobil Corp.	32,180	2,790,971
North American Energy Partners, Inc.*	255,778	1,253,312
		7,622,194

Telecommunication Services — 6.4%
France Telecom SA ADR	157,831	2,343,790
KDDI Corp. ADR	269,735	4,380,496
		6,724,286

Health Care — 6.3%
UnitedHealth Group, Inc.	21,831	1,286,719
WellPoint, Inc.	72,101	5,321,054
		6,607,773

Consumer Staples — 4.0%
CVS Caremark Corp.	69,701	3,122,605
TESCO PLC ADR	67,023	1,071,698
		4,194,303

Materials — 1.5%
Cemex SAB de CV ADR†*	206,549	1,602,822
Total Common Stocks		$98,246,452

Investment Funds — 12.8%
Invesco Liquid Assets Portfolio**	6,746,176	6,746,176
Touchstone Institutional Money Market Fund^	6,672,127	6,672,127
Total Investment Funds		$13,418,303

Total Investment Securities —106.5%
(Cost $117,567,321)		$111,664,755

Liabilities in Excess of Other Assets — (6.5%)		(6,832,727)

Net Assets — 100.0%		$104,832,028

†	All or a portion of the security is on loan. The total value of the securites on loan as of March 31, 2012 was $6,519,472.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund,sub-advised by Fort Washington Investment Advisors, Inc. See Note 4 in Notes to Financial Statements.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$98,246,452	$—	$—	$98,246,452
Investment Funds	13,418,303	—	—	13,418,303
				$111,664,755

See accompanying Notes to Financial Statements.

16

Portfolio of Investments

Touchstone Global Equity Fund – March 31, 2012 (Unaudited)

		Market
	Shares	Value

Preferred Stocks — 2.2%

Germany — 2.2%
Henkel AG & Co. KGaA	1,410	$103,316

Common Stocks — 91.0%

United States — 27.7%
AGCO Corp.*	1,497	70,673
Bristol-Myers Squibb Co.	2,797	94,399
Celgene Corp.*	1,884	146,048
DreamWorks Animation SKG, Inc. - Class A†*	3,391	62,565
Kansas City Southern*	1,355	97,140
Medtronic, Inc.	2,828	110,829
Pfizer, Inc.	6,950	157,487
Sara Lee Corp.	9,568	205,999
Shuffle Master, Inc.*	4,667	82,139
Southwestern Energy Co.*	2,303	70,472
Symantec Corp.*	5,516	103,149
Ultra Petroleum Corp.*	3,764	85,179
		1,286,079

United Kingdom — 10.9%
BG Group PLC	5,282	122,334
Cairn Energy PLC*	20,356	105,199
F&C Asset Management PLC	39,937	42,735
Fresnillo PLC	4,273	109,217
Rexam PLC	11,932	81,703
Smith & Nephew PLC	4,501	45,607
		506,795

Japan — 8.8%
Konami Corp.	3,400	96,368
NGK Insulators Ltd.	6,000	85,611
SBI Holdings, Inc.*	717	67,655
Softbank Corp.*	2,400	70,953
Yahoo! Japan Corp.	268	86,711
		407,298

Canada — 7.5%
Cott Corp.*	9,276	61,129
Goldcorp, Inc.	3,707	167,037
Yamana Gold, Inc.	7,814	122,055
		350,221

Australia — 6.1%
Australian Agricultural Co. Ltd.*	61,102	82,597
Santos Ltd.	4,605	67,926
Treasury Wine Estates Ltd.	14,981	63,624
Woodside Petroleum Ltd.	1,863	67,176
		281,323

Switzerland — 5.8%
Syngenta AG*	334	115,477
Tyco International Ltd.	2,726	153,147
		268,624

France — 4.5%
Saft Groupe SA	2,114	68,513
Sanofi	1,786	138,704
		207,217

Hong Kong — 3.3%
Hutchison Telecommunications Hong Kong Holdings Ltd.	364,000	154,214

Germany — 3.0%
Gerry Weber International AG	1,570	60,242
Symrise AG	2,716	78,605
		138,847

Israel — 2.3%
Check Point Software Technologies Ltd.	1,713	109,358

Norway — 2.3%
Yara International ASA	2,286	109,026

Sweden — 2.1%
Kinnevik Investment AB - Class B	4,175	97,121

Denmark — 2.1%
Carlsberg A/S - Class B	1,170	96,670

Netherlands — 1.9%
Koninklijke Ahold NV	6,222	86,220

Luxembourg — 1.7%
Oriflame Cosmetics SA	2,038	78,522

Russia — 1.0%
Mobile Telesystems OJSC ADR	2,580	47,317
Total Common Stocks		$4,224,852

Investment Funds — 6.3%
Invesco Liquid Assets Portfolio**	60,000	60,000
Touchstone Institutional Money Market Fund^	233,857	233,857
Total Investment Funds		$293,857

Total Investment Securities —99.5%
(Cost $4,420,350)		$4,622,025

Other Assets in Excess of Liabilities — 0.5%		20,913

Net Assets — 100.0%		$4,642,938

†	All or a portion of the security is on loan. The total value of the securites on loan as of March 31, 2012 was $59,041.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund,sub-advised by Fort Washington Investment Advisors, Inc. See Note 4 in Notes to Financial Statements.

17

Touchstone Global Equity Fund (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Preferred Stock	$103,316	$—	$—	$103,316
Common Stocks	4,224,852	—	—	4,224,852
Investment Funds	293,857	—	—	293,857
				$4,622,025

At March 31, 2012 securities valued at $1,838,803 were transferred from Level 2 to Level 1 pursuant to the Fund's fair valuation policy.

See accompanying Notes to Financial Statements.

18

Portfolio of Investments

Touchstone Global Real Estate Fund – March 31, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.6%

United States — 47.5%
AvalonBay Communities, Inc. REIT	630	$89,050
Boston Properties, Inc. REIT	875	91,866
BRE Properties, Inc. REIT	730	36,902
Camden Property Trust REIT	690	45,368
CBL & Associates Properties, Inc. REIT	3,270	61,868
CubeSmart REIT	4,790	57,001
Douglas Emmett, Inc. REIT	2,160	49,270
Equity Residential REIT	1,875	117,412
Extra Space Storage, Inc. REIT	2,850	82,052
First Industrial Realty Trust, Inc. REIT*	2,900	35,815
Forest City Enterprises, Inc. - Class A*	2,070	32,416
Glimcher Realty Trust REIT	3,290	33,624
HCP, Inc. REIT	1,820	71,817
Health Care REIT, Inc.	1,050	57,708
Home Properties, Inc. REIT	520	31,725
Host Hotels & Resorts, Inc. REIT	6,433	105,630
Kimco Realty Corp. REIT	3,645	70,203
Macerich Co. (The) REIT	454	26,218
ProLogis, Inc. REIT	4,568	164,539
Public Storage REIT	625	86,356
Simon Property Group, Inc. REIT	1,716	249,987
SL Green Realty Corp. REIT	980	75,999
Starwood Hotels & Resorts Worldwide, Inc.	750	42,308
Sunstone Hotel Investors, Inc. REIT*	3,470	33,798
Tanger Factory Outlet Centers REIT	1,070	31,811
Ventas, Inc. REIT	1,722	98,326
Vornado Realty Trust REIT	950	79,990
Weingarten Realty Investors REIT	2,600	68,718
		2,027,777

Hong Kong — 12.3%
Cheung Kong Holdings Ltd.	3,100	40,040
China Overseas Land & Investment Ltd.	34,600	65,764
Hang Lung Properties Ltd.	23,200	84,996
Hongkong Land Holdings Ltd.	4,065	23,618
Kerry Properties Ltd.	10,530	47,392
Link REIT (The)	6,800	25,307
Shimao Property Holdings Ltd.	23,500	25,087
Sino Land Co., Ltd.	30,300	48,383
Sun Hung Kai Properties Ltd.	11,380	141,416
Wharf Holdings Ltd.	4,199	22,818
		524,821

Japan — 8.6%
Heiwa Real Estate REIT, Inc. REIT	20	11,586
Japan Real Estate Investment Corp. REIT	5	44,038
Mitsubishi Estate Co., Ltd.	5,600	99,862
Mitsui Fudosan Co., Ltd.	5,650	108,058
Nippon Building Fund, Inc. REIT	2	18,992
Sumitomo Realty & Development Co., Ltd.	3,600	86,771
		369,307

Singapore — 6.9%
Ascendas Real Estate Investment Trust REIT	25,800	41,459
CapitaLand Ltd.	27,300	67,759
CapitaMall Trust REIT	38,000	54,564
City Developments Ltd.	2,500	22,573
Fortune Real Estate Investment Trust REIT	49,000	24,356
Global Logistic Properties Ltd.*	25,250	44,191
Keppel Land Ltd.	14,000	38,646
		293,548

Australia — 5.4%
Charter Hall Retail REIT	6,300	20,622
Goodman Group REIT	71,680	51,232
GPT Group REIT	13,138	42,460
Westfield Group REIT	12,620	115,430
		229,744

United Kingdom — 5.3%
British Land Co. PLC REIT	8,202	62,958
Derwent London PLC REIT	1,720	48,007
Development Securities PLC	2,720	6,939
Great Portland Estates PLC REIT	4,280	24,638
Hammerson PLC	4,510	29,980
Land Securities Group PLC REIT	4,800	55,470
		227,992

Canada — 4.1%
Canadian Apartment Properties REIT	2,414	54,478
Canadian Real Estate Investment Trust REIT	1,046	38,707
Chartwell Seniors Housing Real Estate Investment Trust REIT	1,240	11,350
Morguard Real Estate Investment Trust REIT	2,025	33,660
RioCan Real Estate Investment Trust REIT	1,356	36,746
		174,941

France — 3.8%
Klepierre REIT	1,099	38,109
Unibail-Rodamco SE REIT	630	125,993
		164,102

Netherlands — 1.7%
Corio NV REIT	504	26,585
Eurocommercial Properties NV REIT	388	14,702
Vastned Retail NV REIT	237	12,447
Wereldhave NV REIT	238	18,890
		72,624

Germany — 1.3%
Alstria Office REIT-AG	5,043	56,692

Sweden — 0.7%
Hufvudstaden AB - Class A	2,727	28,833
Total Common Stocks		$4,170,381

19

Touchstone Global Real Estate Fund (Continued)

	Number
	of	Market
	Rights	Value

Rights — 0.0%

United States — 0.0%
Rouse Properties, Inc. REIT*	134	$—

	Shares

Investment Fund — 2.0%
Touchstone Institutional Money Market Fund^	84,914	84,914

Total Investment Securities —99.6%
(Cost $4,065,214)		$4,255,295

Other Assets in Excess of Liabilities — 0.4%		18,858

Net Assets — 100.0%		$4,274,153

*	Non-income producing security.

^	Affiliated Fund,sub-advised by Fort Washington Investment Advisors, Inc. See Note 4 in Notes to Financial Statements.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$4,170,381	$—	$—	$4,170,381
Rights	—	—	—	—
Investment Fund	84,914	—	—	84,914
				$4,255,295

At March 31, 2012 securities valued at $1,789,611 were transferred from Level 2 to Level 1 pursuant to the Fund's fair valuation policy.

See accompanying Notes to Financial Statements.

20

Portfolio of Investments

Touchstone Intermediate Fixed Income Fund – March 31, 2012 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 50.0%

	Financials — 21.1%
$75,000	ACE INA Holdings, Inc.,
	5.700%, 2/15/17	$87,905
510,000	Aflac, Inc., 8.500%, 5/15/19	665,652
370,000	Allstate Life Global Funding Trusts
	MTN, 5.375%, 4/30/13	388,612
25,000	American Express Bank FSB,
	5.500%, 4/16/13	26,170
150,000	American Express Co.,
	4.875%, 7/15/13	157,064
200,000	American Express Co.,
	7.000%, 3/19/18	245,529
210,000	American International Group, Inc.
	MTN, 5.450%, 5/18/17	225,758
125,000	Ameriprise Financial, Inc.,
	5.650%, 11/15/15	141,969
250,000	Associates Corp. of North America,
	6.950%, 11/1/18	282,967
400,000	Bank of America Corp.,
	5.750%, 12/1/17	428,997
800,000	Bank of America NA, 5.300%, 3/15/17	834,856
200,000	Barclays Bank PLC, 2.750%, 2/23/15	201,904
40,000	Barclays Bank PLC, 6.750%, 5/22/19	45,995
500,000	Barclays Bank PLC, Series 1,
	5.000%, 9/22/16	537,781
915,000	BB&T Corp., 6.850%, 4/30/19	1,126,284
45,000	Bear Stearns Cos LLC (The),
	5.300%, 10/30/15††	49,675
150,000	Bear Stearns Cos LLC (The),
	5.700%, 11/15/14††	165,747
30,000	Bear Stearns Cos LLC (The),
	6.400%, 10/2/17††	34,930
500,000	Berkshire Hathaway Finance Corp.,
	5.000%, 8/15/13	529,566
375,000	Berkshire Hathaway, Inc.,
	3.200%, 2/11/15	399,498
1,500,000	Boston Properties LP,
	5.875%, 10/15/19	1,719,279
345,000	Capital One Bank USA NA,
	8.800%, 7/15/19	421,828
175,000	Citigroup, Inc., 4.500%, 1/14/22	175,685
175,000	Citigroup, Inc., 5.850%, 8/2/16	190,991
40,000	CME Group, Inc., 5.750%, 2/15/14	43,618
30,000	Countrywide Financial Corp.,
	6.250%, 5/15/16	31,262
180,000	Fifth Third Bancorp, 3.625%, 1/25/16	189,573
110,000	Genworth Financial, Inc.,
	5.750%, 6/15/14	114,361
315,000	Goldman Sachs Group, Inc. (The),
	5.350%, 1/15/16	334,052
500,000	Goldman Sachs Group, Inc. (The),
	5.625%, 1/15/17	525,188
35,000	Goldman Sachs Group, Inc. (The),
	6.150%, 4/1/18	37,752
255,000	HCP, Inc., 5.650%, 12/15/13	270,544
485,000	HSBC Finance Corp., 5.500%, 1/19/16	525,555
250,000	Jefferies Group, Inc., 8.500%, 7/15/19	277,500
385,000	JPMorgan Chase & Co.,
	5.125%, 9/15/14	412,559
275,000	JPMorgan Chase & Co.,
	5.375%, 10/1/12	281,493
100,000	KeyBank NA, 5.800%, 7/1/14	108,429
530,000	KeyCorp. MTN, 6.500%, 5/14/13	559,215
470,000	KimCo. Realty Corp., 5.700%, 5/1/17	514,892
215,000	Merrill Lynch & Co., Inc.,
	6.400%, 8/28/17	234,465
20,000	MetLife, Inc., 5.000%, 6/15/15	22,120
150,000	Morgan Stanley, 5.500%, 7/28/21	146,593
125,000	Morgan Stanley MTN, 5.500%, 1/26/20	121,910
1,200,000	PNC Funding Corp., 5.625%, 2/1/17	1,339,208
125,000	Principal Life Income Funding Trusts
	MTN, 5.100%, 4/15/14	133,116
535,000	ProLogis LP, 7.625%, 8/15/14	595,208
30,000	Prudential Financial, Inc. MTN,
	4.750%, 9/17/15	32,565
125,000	Prudential Financial, Inc. MTN, Ser B,
	4.750%, 4/1/14	132,491
25,000	Simon Property Group LP,
	5.750%, 12/1/15	28,191
200,000	SunTrust Banks, Inc., 5.250%, 11/5/12	204,907
150,000	Toyota Motor Credit Corp. MTN,
	3.200%, 6/17/15	159,368
100,000	Travelers Cos, Inc. (The),
	5.500%, 12/1/15	113,398
1,000,000	Travelers Cos, Inc. (The),
	5.900%, 6/2/19	1,210,824
185,000	Wachovia Bank NA, 5.000%, 8/15/15	199,480
375,000	Wachovia Corp., 5.750%, 2/1/18	435,988
170,000	Wells Fargo & Co., 4.950%, 10/16/13	179,314
		18,599,781

	Consumer Staples — 5.2%
250,000	Anheuser-Busch InBev Worldwide,
	Inc., 0.927%, 7/14/14(A)	250,380
200,000	Avon Products, Inc., 4.200%, 7/15/18	206,433
550,000	Coca-Cola Enterprises, Inc.,
	2.125%, 9/15/15	562,326
25,000	ConAgra Foods, Inc., 7.000%, 4/15/19	29,442
150,000	CostCo. Wholesale Corp.,
	5.500%, 3/15/17	178,331
25,000	CVS Caremark Corp., 6.600%, 3/15/19	30,838
500,000	General Mills, Inc., 5.200%, 3/17/15	556,366
35,000	General Mills, Inc., 5.650%, 2/15/19	41,554
500,000	Kimberly-Clark Corp., 6.125%, 8/1/17	610,118
329,000	Kraft Foods, Inc., 6.250%, 6/1/12	331,833
25,000	Kraft Foods, Inc., 6.500%, 8/11/17	30,158
30,000	Kroger Co. (The), 6.400%, 8/15/17	36,169
40,000	Procter & Gamble Co. (The),
	4.700%, 2/15/19	46,565
921,000	Safeway, Inc., 6.250%, 3/15/14	1,013,478
20,000	Safeway, Inc., 6.350%, 8/15/17	23,272

21

Touchstone Intermediate Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 50.0% (Continued)

	Consumer Staples — (Continued)
$500,000	Sara Lee Corp., 3.875%, 6/15/13	$500,093
120,000	Sysco Corp., 4.200%, 2/12/13	123,547
		4,570,903

	Industrials — 4.7%
250,000	Canadian National Railway Co.,
	4.400%, 3/15/13	259,050
195,000	Caterpillar Financial Services Corp.
	MTN, 7.150%, 2/15/19	251,886
130,000	Dover Corp., 4.875%, 10/15/15	145,718
150,000	Emerson Electric Co.,
	5.000%, 12/15/14	166,443
150,000	General Dynamics Corp.,
	4.250%, 5/15/13	156,192
2,000,000	General Electric Capital Corp. MTN,
	3.350%, 10/17/16	2,121,698
275,000	General Electric Co., 5.250%, 12/6/17	318,028
140,000	Parker Hannifin Corp. MTN,
	5.500%, 5/15/18	163,050
150,000	Pitney Bowes, Inc., 3.875%, 6/15/13	154,884
250,000	United Parcel Service, Inc.,
	5.500%, 1/15/18	300,681
100,000	United Technologies Corp.,
	4.875%, 5/1/15	111,685
		4,149,315

	Utilities — 3.6%
20,000	Arizona Public Service Co.,
	8.750%, 3/1/19	25,939
150,000	Consolidated Edison Co. of NY, Inc.,
	Ser 08-A, 5.850%, 4/1/18	182,060
100,000	Duke Energy Carolinas LLC,
	5.300%, 10/1/15	114,326
25,000	Exelon Corp., 4.900%, 6/15/15	27,270
520,000	Exelon Generation Co. LLC,
	5.200%, 10/1/19	577,161
115,000	Georgia Power Co., Ser Z,
	5.250%, 12/15/15	131,093
360,000	Metropolitan Edison Co.,
	7.700%, 1/15/19	448,860
20,000	Midamerican Energy Holdings Co.,
	5.750%, 4/1/18	23,509
310,000	Midamerican Energy Holdings Co.,
	Series D, 5.000%, 2/15/14	333,269
550,000	NextEra Energy Capital Holdings, Inc.,
	2.550%, 11/15/13	559,806
125,000	NSTAR Electric Co., 4.875%, 4/15/14	134,901
180,000	Public Service Co. of Colorado, Ser 10,
	7.875%, 10/1/12	186,493
140,000	Public Service Electric & Gas Co., MTN,
	Ser C MTN, 5.375%, 9/1/13	148,690
130,000	Southern California Edison Co. Ser
	05-A, 5.000%, 1/15/16	147,059
100,000	TransCanada PipeLines Ltd.,
	4.875%, 1/15/15	110,001
		3,150,437

	Energy — 3.6%
800,000	Boardwalk Pipelines LP,
	5.750%, 9/15/19	869,622
500,000	ConocoPhillips, 4.400%, 5/15/13	521,356
550,000	Energy Transfer Partners LP,
	6.700%, 7/1/18	630,546
650,000	Enterprise Products Operating LLC,
	Ser O, 9.750%, 1/31/14	745,909
320,000	Shell International Finance BV,
	4.000%, 3/21/14	341,418
25,000	Valero Energy Corp., 9.375%, 3/15/19	32,746
		3,141,597

	Health Care — 2.8%
150,000	Abbott Laboratories,
	5.600%, 11/30/17	181,395
205,000	Abbott Laboratories, 5.875%, 5/15/16	241,168
100,000	Aetna, Inc., 6.000%, 6/15/16	115,534
175,000	AstraZeneca PLC, 5.900%, 9/15/17	209,743
120,000	Baxter International, Inc.,
	5.900%, 9/1/16	142,598
500,000	Express Scripts, Inc., 3.125%, 5/15/16	520,652
150,000	Genentech, Inc., 4.750%, 7/15/15	167,457
100,000	Medtronic, Inc., Ser B, 4.750%, 9/15/15	111,931
300,000	Pfizer, Inc., 6.200%, 3/15/19	375,420
115,000	UnitedHealth Group, Inc.,
	5.000%, 8/15/14	125,823
125,000	Wyeth, 5.450%, 4/1/17	149,312
120,000	Wyeth, 5.500%, 2/1/14	130,527
		2,471,560

	Consumer Discretionary — 2.7%
250,000	Board of Trustees of The Leland
	Stanford Junior University (The),
	4.750%, 5/1/19	291,375
20,000	Comcast Corp., 5.875%, 2/15/18	23,669
235,000	Darden Restaurants, Inc.,
	4.500%, 10/15/21	241,082
500,000	Johnson Controls, Inc.,
	5.500%, 1/15/16	563,944
100,000	Lowe's Cos, Inc., 5.400%, 10/15/16	116,438
125,000	OmniCom Group, Inc.,
	5.900%, 4/15/16	143,672
185,000	Target Corp., 5.875%, 7/15/16	218,414
30,000	Time Warner Cable, Inc.,
	6.200%, 7/1/13	31,998
20,000	Time Warner Cable, Inc.,
	8.250%, 4/1/19	25,578
350,000	Wal-Mart Stores, Inc., 4.250%, 4/15/13	363,442
150,000	Wal-Mart Stores, Inc., 4.500%, 7/1/15	166,876
25,000	Wal-Mart Stores, Inc., 5.800%, 2/15/18	30,413
180,000	Walt Disney Co. (The), 5.500%, 3/15/19	214,784
		2,431,685

	Telecommunication Services — 2.7%
145,000	AT&T, Inc., 5.500%, 2/1/18	170,831
110,000	AT&T, Inc., 5.625%, 6/15/16	127,551
140,000	BellSouth Corp., 5.200%, 9/15/14	154,079

22

Touchstone Intermediate Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 50.0% (Continued)

	Telecommunication Services — (Continued)
$550,000	Telefonica Emisiones SAU,
	2.582%, 4/26/13	$552,314
305,000	Verizon Communications, Inc.,
	5.500%, 2/15/18	357,478
175,000	Verizon Global Funding Corp.,
	4.375%, 6/1/13	182,555
690,000	Vodafone Group PLC,
	3.375%, 11/24/15	738,784
100,000	Vodafone Group PLC, 5.625%, 2/27/17	116,971
		2,400,563

	Information Technology — 2.3%
40,000	Dell, Inc., 5.875%, 6/15/19	47,484
250,000	Hewlett-Packard Co.,
	0.772%, 5/24/13(A)	249,435
200,000	International Business Machines Corp.,
	7.625%, 10/15/18	266,785
350,000	Motorola Solutions, Inc.,
	6.000%, 11/15/17	405,197
160,000	Oracle Corp., 3.750%, 7/8/14	171,196
235,000	Oracle Corp., 4.950%, 4/15/13	246,094
550,000	Xerox Corp., 6.400%, 3/15/16	626,983
		2,013,174

	Materials — 1.3%
260,000	Alcoa, Inc., 6.150%, 8/15/20	279,884
140,000	Dow Chemical Co. (The),
	5.900%, 2/15/15	157,597
450,000	EI du Pont de Nemours & Co.,
	3.625%, 1/15/21	483,499
200,000	Praxair, Inc., 5.375%, 11/1/16	233,158
		1,154,138
	Total Corporate Bonds	$44,083,153

	U.S. Treasury Obligations — 28.9%
900,000	U. S. Treasury Inflation Indexed Bonds,
	0.125%, 1/15/22	921,100
800,000	U.S. Treasury Bond, 8.750%, 5/15/17	1,106,062
500,000	U.S. Treasury Bond, 11.250%, 2/15/15	652,344
2,600,000	U.S. Treasury Note, 0.125%, 12/31/13	2,591,061
1,600,000	U.S. Treasury Note, 0.250%, 2/28/14	1,597,626
5,200,000	U.S. Treasury Note, 0.875%, 2/28/17	5,163,439
1,500,000	U.S. Treasury Note, 1.000%, 8/31/16	1,506,446
1,150,000	U.S. Treasury Note, 1.250%, 10/31/15	1,172,910
350,000	U.S. Treasury Note, 1.375%, 1/15/13	353,199
100,000	U.S. Treasury Note, 1.375%, 11/30/18	99,055
1,950,000	U.S. Treasury Note, 1.375%, 2/28/19	1,922,273
170,000	U.S. Treasury Note, 1.750%, 3/31/14	174,715
4,500,000	U.S. Treasury Note, 2.000%, 2/15/22	4,413,515
500,000	U.S. Treasury Note, 2.750%, 10/31/13	519,121
3,000,000	U.S. Treasury Note, 4.250%, 11/15/14	3,292,968
	Total U.S. Treasury Obligations	$25,485,834

	U.S. Government Mortgage-Backed
	Obligations — 10.1%
2,513,331	FHLMC, Pool #C03490, 4.500%, 8/1/40	2,666,538
2,047,528	FHLMC, Pool #G06087, 5.000%, 9/1/40	2,206,947
3,801,213	FNMA, Pool #AE5440, 4.500%, 10/1/40	4,048,963
	Total U.S. Government
	Mortgage-Backed Obligations	$8,922,448

	U.S. Government Agency Obligations — 6.0%
2,500,000	FFCB, 1.750%, 2/21/13	2,531,433
340,000	FFCB, 5.125%, 8/25/16	398,718
465,000	FHLB, 5.000%, 12/21/15	538,385
275,000	FHLB, 5.375%, 5/18/16	325,011
400,000	FHLMC, 4.500%, 1/15/14	430,490
400,000	FHLMC, 5.125%, 10/18/16	469,011
250,000	FNMA, 2.500%, 5/15/14	261,177
150,000	FNMA, 4.125%, 4/15/14	161,223
125,000	FNMA, 4.625%, 10/15/13	133,205
	Total U.S. Government Agency
	Obligations	$5,248,653

	Sovereign Government Obligations — 2.6%
100,000	Asian Development Bank MTN,
	4.500%, 9/4/12	101,665
500,000	Chile Government International Bond,
	5.500%, 1/15/13	516,750
200,000	Deutsche Bank AG/London,
	6.000%, 9/1/17	227,049
250,000	Export-Import Bank of Korea,
	5.500%, 10/17/12	255,144
180,000	Hydro Quebec, 7.500%, 4/1/16	219,013
125,000	Korea Development Bank,
	5.500%, 11/13/12	127,800
110,000	Korea Electric Power Corp.,
	7.750%, 4/1/13	115,980
250,000	Province of Ontario Canada,
	4.750%, 1/19/16	282,211
200,000	Province of Quebec Canada,
	4.600%, 5/26/15	223,081
225,000	Republic of Korea, 4.875%, 9/22/14	241,066
	Total Sovereign Government
	Obligations	$2,309,759

	Commercial Mortgage-Backed Security — 0.6%
450,000	Citigroup Commercial Mortgage Trust,
	Ser 2006-C5, Class A4,
	5.431%, 10/15/49	509,364

Shares

	Investment Fund — 1.8%
1,619,002	Touchstone Institutional Money
	Market Fund^	$1,619,002

23

Touchstone Intermediate Fixed Income Fund (Continued)

Market
Value

Total Investment Securities —100.0%
(Cost $84,274,309)	$88,178,213

Liabilities in Excess of
Other Assets — 0.0%	(11,576)

Net Assets — 100.0%	$88,166,637

(A)	Variable rate security - the rate reflected is the rate in effect as of March 31, 2012.

^	Affiliated Fund,sub-advised byFort Washington Investment Advisors, Inc. See Note 4 in Notes to Financial Statements.

††	The issuers and/or sponsors of certain asset-backed securities may no longer exist;however,the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

Portfolio Abbreviations:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

MTN -Medium Term Note

LLC - Limited Liability Company

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$44,083,153	$—	$44,083,153
U.S. Treasury Obligations	—	25,485,834	—	25,485,834
U.S. Government Mortgage-Backed Obligations	—	8,922,448	—	8,922,448
U.S. Government Agency Obligations	—	5,248,653	—	5,248,653
Sovereign Government Obligations	—	2,309,759	—	2,309,759
Commerical Mortgage-Backed Security	—	509,364	—	509,364
Investment Fund	1,619,002	—	—	1,619,002
				$88,178,213

See accompanying Notes to Financial Statements.

24

Portfolio of Investments

Touchstone International Fixed Income Fund – March 31, 2012 (Unaudited)

Principal		Market
Amount		Value

	Sovereign Government Obligations — 46.5%
$150,000	Austria Government Bond,
	3.200%, 2/20/17	$214,080
270,000	Austria Government Bond,
	4.150%, 3/15/37	399,820
250,000	Belgium Government Bond, Ser 56,
	3.500%, 3/28/15	351,298
150,000	Bundesrepublik Deutschland,
	5.000%, 7/4/12	202,501
150,000	Bundesrepublik Deutschland, Ser 03,
	4.750%, 7/4/34	274,757
270,000	Canadian Government Bond,
	5.000%, 6/1/14	292,443
10,000,000	Development Bank of Japan,
	1.400%, 6/20/12	121,140
16,000,000	Development Bank of Japan,
	1.700%, 9/20/22	205,382
410,000	Finland Government Bond,
	1.750%, 4/15/16	563,744
250,000	France Government Bond OAT,
	5.000%, 10/25/16	383,641
172,000	Italy Buoni Poliennali Del Tesoro,
	4.750%, 8/1/23	219,258
1,400,000	Italy Buoni Poliennali Del Tesoro
	Coupon Strip, 0.000%, 5/1/29	665,483
1,900,000	Mexican Bonos, Ser M10,
	7.750%, 12/14/17	164,868
2,000,000	Mexican Bonos, Ser M20,
	10.000%, 12/5/24	204,325
300,000	Netherlands Government Bond,
	1.750%, 1/15/13	405,154
200,000	Netherlands Government Bond,
	2.500%, 1/15/17	281,732
1,500,000	South Africa Government Bond, Ser
	R207, 7.250%, 1/15/20	189,460
3,000,000	Sweden Government Bond, Ser 1049,
	4.500%, 8/12/15	499,196
60,000	United Kingdom Gilt, 8.000%, 12/7/15	121,690
	Total Sovereign Government Obligations	$5,759,972

	Corporate Bonds — 46.8%

	Financials — 37.6%
20,000,000	Asian Development Bank,
	2.350%, 6/21/27	270,052
41,000,000	Bayerische Landesbank,
	1.400%, 4/22/13	499,249
100,000	Dexia Credit Local SA, 2.625%, 1/21/14	133,597
38,000,000	Eksportfinans ASA, 1.600%, 3/20/14	419,370
200,000	European Financial Stability Facility,
	2.750%, 7/18/16	278,741
10,000,000	European Investment Bank,
	2.150%, 1/18/27	127,412
115,000	European Union, 2.750%, 9/21/21	154,428
85,000	European Union, 3.500%, 6/4/21	121,444
300,000	German Postal Pensions Securitisation
	PLC, 3.375%, 1/18/16	422,838
100,000	HGI Group Ltd., 6.500%, 5/2/12	160,285
100,000	International Power Finance Jersey III
	Ltd., 4.750%, 6/5/15	145,774
100,000	Kreditanstalt fuer Wiederaufbau,
	1.500%, 7/30/14	153,176
10,000,000	Kreditanstalt fuer Wiederaufbau,
	2.600%, 6/20/37	136,781
150,000	Kreditanstalt fuer Wiederaufbau,
	3.375%, 1/18/21	218,249
1,650,000,000	Kreditanstalt fuer Wiederaufbau,
	7.500%, 7/17/12	181,484
20,000,000	Landwirtschaftliche Rentenbank,
	1.375%, 4/25/13	244,489
100,000	LCR Finance PLC, 4.500%, 12/7/28	182,944
400,000	Merrill Lynch & Co., Inc.,
	1.840%, 5/30/14(A)	505,920
1,000,000	Stadshypotek AB, Ser 1576,
	6.000%, 3/18/15	166,671
100,000	Swedbank Hypotek AB,
	2.500%, 1/21/13	135,209
		4,658,113

	Industrials — 7.2%
100,000	Carnival PLC, 4.250%, 11/27/13	136,945
1,300,000	China Petroleum & Chemical Corp.,
	0.000%, 4/24/14	195,447
100,000	Industrivarden AB, 2.500%, 2/27/15	150,642
100,000	Rexel SA, 7.000%, 12/17/18	140,706
200,000	Xefin Lux SCA, 8.000%, 6/1/18	269,409
		893,149

	Information Technology — 0.9%
200,000	Cap Gemini SA, 3.500%, 1/1/14	105,523

	Telecommunication Services — 0.6%
50,000	Ziggo Finance BV, 6.125%, 11/15/17	70,353

	Materials — 0.5%
50,000	Smurfit Kappa Funding PLC,
	7.750%, 4/1/15	67,792
	Total Corporate Bonds	$5,794,930

Shares

	Common Stock — 1.9%

	Consumer Discretionary — 1.9%
17,007	WPP PLC	$232,443

	Investment Fund — 4.5%
564,855	Touchstone Institutional Money
	Market Fund^	564,855

25

Touchstone International Fixed Income Fund (Continued)

Market
Value

Total Investment Securities —99.7%
(Cost $12,361,967)	$12,352,200

Other Assets in Excess
of Liabilities — 0.3%	38,597

Net Assets — 100.0%	$12,390,797

(A)	Variable rate security - the rate reflected is the rate in effect as of March 31, 2012.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4 in Notes to Financial Statements.

Portfolio Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

COP - Colombian Peso

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

IDR - Indonesian Rupiah

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NZD - New Zealand Dollar

PLC - Public Limited Company

PLN - Polish Zloty

SEK - Sweden Krona

ZAR - South African Rand

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Sovereign Government Obligations	$—	$5,759,972	$—	$5,759,972
Corporate Bonds	—	5,794,930	—	5,794,930
Common Stock	232,443	—	—	232,443
Investment Fund	564,855	—	—	564,855
				$12,352,200

	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Assets:
Forward Currency Contracts	$—	$183,314	$—	$183,314
Liabilities:
Forward Currency Contracts	$—	$(288,359)	$—	$(288,359)

* Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation).

26

Touchstone International Fixed Income Fund (Continued)

Forward Foreign Currency Exchange Contracts

						Unrealized
		Contract to				Appreciation/
Counterparty	Value Date	Receive		Deliver		(Depreciation)
Brown Brothers Harriman	04/04/2012	CAD	1,890	USD	1,891	$361
Brown Brothers Harriman	04/04/2012	EUR	7,020	USD	9,349	1,428
Brown Brothers Harriman	04/04/2012	GBP	3,200	USD	5,113	541
Brown Brothers Harriman	04/04/2012	USD	1,918	CAD	1,890	2,292
Brown Brothers Harriman	04/04/2012	USD	9,391	EUR	7,020	2,868
Brown Brothers Harriman	04/04/2012	USD	5,111	GBP	3,200	(749)
Brown Brothers Harriman	04/04/2012	USD	1,978	ZAR	14,800	5,004
Brown Brothers Harriman	04/04/2012	ZAR	14,800	USD	1,928	89
Brown Brothers Harriman	04/12/2012	AUD	2,260	CAD	2,342	(1,006)
Brown Brothers Harriman	04/12/2012	AUD	2,600	GBP	1,706	(3,982)
Brown Brothers Harriman	04/12/2012	CAD	2,000	CHF	1,860	(5,643)
Brown Brothers Harriman	04/12/2012	CHF	1,000	EUR	821	1,231
Brown Brothers Harriman	04/12/2012	CHF	1,700	JPY	137,760	21,896
Brown Brothers Harriman	04/12/2012	COP	4,039,814	JPY	164,070	27,394
Brown Brothers Harriman	04/12/2012	EUR	3,800	NZD	6,000	15,983
Brown Brothers Harriman	04/12/2012	GBP	4,137	EUR	5,000	(5,248)
Brown Brothers Harriman	04/12/2012	GBP	1,250	SEK	13,433	(3,009)
Brown Brothers Harriman	04/12/2012	HKD	15,000	EUR	1,508	(7,992)
Brown Brothers Harriman	04/12/2012	HKD	15,940	USD	2,052	57
Brown Brothers Harriman	04/12/2012	IDR	13,500,000	USD	1,457	1,723
Brown Brothers Harriman	04/12/2012	INR	110,000	JPY	177,496	785
Brown Brothers Harriman	04/12/2012	JPY	379,547	AUD	4,860	(44,074)
Brown Brothers Harriman	04/12/2012	JPY	164,070	COP	3,899,124	(19,536)
Brown Brothers Harriman	04/12/2012	JPY	70,277	GBP	590	(9,446)
Brown Brothers Harriman	04/12/2012	JPY	152,740	IDR	17,000,000	(1,117)
Brown Brothers Harriman	04/12/2012	JPY	330,000	SEK	29,762	(50,877)
Brown Brothers Harriman	04/12/2012	JPY	1,362,900	USD	17,700	(123,189)
Brown Brothers Harriman	04/12/2012	KRW	1,670,000	USD	1,440	3,275
Brown Brothers Harriman	04/12/2012	MXN	50,000	JPY	277,875	54,562
Brown Brothers Harriman	04/12/2012	MXN	2,360	USD	170	1,425
Brown Brothers Harriman	04/12/2012	NZD	3,867	USD	3,000	16,356
Brown Brothers Harriman	04/12/2012	PLN	9,115	EUR	2,000	26,044
Brown Brothers Harriman	04/12/2012	USD	1,921	EUR	1,500	(7,977)
Brown Brothers Harriman	04/12/2012	USD	2,938	IDR	27,000,000	(1,099)
Brown Brothers Harriman	05/08/2012	USD	1,890	CAD	1,890	(366)
Brown Brothers Harriman	05/08/2012	USD	9,350	EUR	7,020	(1,450)
Brown Brothers Harriman	05/08/2012	USD	5,112	GBP	3,200	(547)
Brown Brothers Harriman	05/08/2012	USD	1,919	ZAR	14,800	(1,052)
						$(105,045)

See accompanying Notes to Financial Statements.

27

Portfolio of Investments

Touchstone Large Cap Relative Value Fund – March 31, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.4%

Financials — 23.6%
Aflac, Inc.	2,700	$124,173
American Tower Corp. REIT	3,300	207,966
Bank of America Corp.	9,200	88,044
Boston Properties, Inc. REIT	1,500	157,485
Chubb Corp. (The)	2,700	186,597
Goldman Sachs Group, Inc. (The)	1,600	198,992
JPMorgan Chase & Co.	4,400	202,312
Morgan Stanley	9,200	180,688
Northern Trust Corp.	3,700	175,565
Travelers Cos, Inc. (The)	3,100	183,520
Wells Fargo & Co.	6,800	232,152
		1,937,494

Consumer Discretionary — 16.6%
Carnival Corp.	2,600	83,408
Comcast Corp. - Class A	5,500	165,055
Darden Restaurants, Inc.	4,100	209,756
Johnson Controls, Inc.	4,300	139,664
Target Corp.	1,900	110,713
TJX Cos, Inc.	7,300	289,883
Walt Disney Co. (The)	3,800	166,364
Yum! Brands, Inc.	2,800	199,304
		1,364,147

Energy — 14.7%
Apache Corp.	1,300	130,572
Chesapeake Energy Corp.	3,000	69,510
Devon Energy Corp.	2,200	156,464
Exxon Mobil Corp.	2,964	257,068
Newfield Exploration Co.*	1,700	58,956
Occidental Petroleum Corp.	3,100	295,213
Schlumberger Ltd.	2,100	146,853
Transocean Ltd. (Switzerland)	1,600	87,520
		1,202,156

Information Technology — 14.3%
Automatic Data Processing, Inc.	2,800	154,532
Corning, Inc.	8,700	122,496
Flextronics International Ltd.
(Singapore)*	26,000	187,980
Intel Corp.	9,800	275,478
International Business Machines Corp.	1,500	312,975
Xerox Corp.	14,300	115,544
		1,169,005

Industrials — 13.4%
Boeing Co. (The)	2,400	178,488
Cummins, Inc.	3,000	360,120
General Dynamics Corp.	2,700	198,126
Norfolk Southern Corp.	2,500	164,575
Union Pacific Corp.	1,800	193,464
		1,094,773

Health Care — 8.1%
CR Bard, Inc.	900	88,848
Express Scripts, Inc.*	4,300	232,974
UnitedHealth Group, Inc.	3,100	182,714
WellPoint, Inc.	2,200	162,360
		666,896

Utilities — 4.4%
Duke Energy Corp.	4,300	90,343
Exelon Corp.	2,800	109,788
Southern Co. (The)	3,600	161,748
		361,879

Materials — 2.7%
Freeport-McMoRan Copper & Gold, Inc.	5,900	224,436

Consumer Staples — 1.6%
Kimberly-Clark Corp.	1,800	133,002
Total Common Stocks		$8,153,788

Investment Fund — 0.3%
Touchstone Institutional Money Market
Fund^	22,116	22,116

Total Investment Securities —99.7%
(Cost $7,334,515)		$8,175,904

Other Assets in Excess of Liabilities — 0.3%		22,621

Net Assets — 100.0%		$8,198,525

*	Non-income producing security.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4 in Notes to Financial Statements.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

28

Touchstone Large Cap Relative Value Fund (Continued)

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$8,153,788	$—	$—	$8,153,788
Investment Fund	22,116	—	—	22,116
				$8,175,904

See accompanying Notes to Financial Statements.

29

Portfolio of Investments

Touchstone Market Neutral Equity Fund – March 31, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 92.6%

Information Technology — 22.3%
Activision Blizzard, Inc.	38,900	$498,697
Actuate Corp.*	30,400	190,912
Adobe Systems, Inc.*	8,000	274,480
Amdocs Ltd.*	17,000	536,860
Amtech Systems, Inc.*	18,700	155,771
BMC Software, Inc.*	9,800	393,568
CA, Inc.	18,500	509,860
CACI International, Inc. - Class A*	8,600	535,694
Comtech TeleCommunications Corp.	4,400	143,352
EPIQ Systems, Inc.	13,000	157,300
F5 Networks, Inc.*	1,500	202,440
Fair Isaac Corp.	4,600	201,940
IAC/InterActiveCorp.	4,600	225,814
Intel Corp.	5,400	151,794
Intuit, Inc.	2,800	168,364
LSI Corp.*	51,900	450,492
Monolithic Power Systems, Inc.*	15,500	304,885
NCR Corp.*	8,600	186,706
Net 1 UEPS Technologies, Inc.*	24,100	217,864
NeuStar, Inc. - Class A*	9,900	368,775
Plantronics, Inc.	8,400	338,184
Quest Software, Inc.*	21,000	488,670
SAIC, Inc.*	21,100	278,520
Silicon Laboratories, Inc.*	4,900	210,700
Sycamore Networks, Inc.*	6,700	118,858
Symantec Corp.*	27,200	508,640
Total System Services, Inc.	16,500	380,655
Unisys Corp.*	16,700	329,324
United Online, Inc.	75,900	371,151
VeriSign, Inc.	5,800	222,372
Visa, Inc. - Class A	1,900	224,200
Websense, Inc.*	23,100	487,179
XO Group, Inc.*	27,100	254,469
Xyratex Ltd.	21,100	335,701
		10,424,191

Consumer Discretionary — 15.1%
Aaron's, Inc.*	6,000	155,400
Aeropostale, Inc.*	11,200	242,144
ANN, Inc.*	6,100	174,704
Apollo Group, Inc. - Class A*	4,400	170,016
Arbitron, Inc.	5,800	214,484
Arctic Cat, Inc.*	4,400	188,452
AutoZone, Inc.*	700	260,260
Bally Technologies, Inc.*	6,500	303,875
Bebe Stores, Inc.	18,300	168,909
Capella Education Co.*	8,900	319,955
Coach, Inc.	6,600	510,048
Coinstar, Inc.*	3,100	197,005
DIRECTV - Class A*	10,200	503,268
Discovery Communications, Inc. - Class A*	3,300	166,980
Grand Canyon Education, Inc.*	8,200	145,632
Interval Leisure Group, Inc.	18,500	321,900
ITT Educational Services, Inc.*	2,600	171,964
Kirkland's, Inc.*	18,900	305,802
Men's Wearhouse, Inc. (The)	4,500	174,465
Newell Rubbermaid, Inc.	13,800	245,778
Papa John's International, Inc.*	7,500	282,450
PetMed Express, Inc.	40,000	495,200
Ralph Lauren Corp.	1,700	296,361
Strayer Education, Inc.	3,700	348,836
Sturm Ruger & Co., Inc.	3,600	176,760
Wyndham Worldwide Corp.	11,000	511,610
		7,052,258

Health Care — 13.8%
Aetna, Inc.	9,300	466,488
Allos Therapeutics, Inc.*	161,100	238,428
AMAG Pharmaceuticals, Inc.*	11,500	183,195
Amedisys, Inc.*	12,900	186,534
AmerisourceBergen Corp.	4,100	162,688
Analogic Corp.	2,700	182,358
Auxilium Pharmaceuticals, Inc.*	7,300	135,561
Charles River Laboratories International, Inc.*	9,500	342,855
Community Health Systems, Inc.*	15,600	346,944
Cyberonics, Inc.*	4,600	175,398
Health Net, Inc.*	11,700	464,724
Hill-Rom Holdings, Inc.	9,400	314,054
Immunomedics, Inc.*	39,600	143,748
Intuitive Surgical, Inc.*	300	162,525
Kensey Nash Corp.	2,600	76,076
Magellan Health Services, Inc.*	9,100	444,171
McKesson Corp.	2,500	219,425
MedCo. Health Solutions, Inc.*	2,300	161,690
Myriad Genetics, Inc.*	15,900	376,194
Nordion, Inc.	24,400	237,168
PDL BioPharma, Inc.	19,000	120,650
QLT, Inc.*	19,800	138,600
Tenet Healthcare Corp.*	26,100	138,591
Thoratec Corp.*	6,200	209,002
Triple-S Management Corp. - Class B*	8,500	196,350
Warner Chilcott PLC - Class A*	13,600	228,616
WellPoint, Inc.	4,300	317,340
XenoPort, Inc.*	18,400	82,800
		6,452,173

Financials — 11.9%
Artio Global Investors, Inc.	19,900	94,923
Banco Latinoamericano De Comerico Exterior SA - Class E	18,700	394,757
Boston Private Financial Holdings, Inc.	16,900	167,479
Capitol Federal Financial, Inc.	9,000	106,740
Chemical Financial Corp.	8,900	208,616
City Holding Co.	6,100	211,792
Columbia Banking System, Inc.	13,000	296,140
Erie Indemnity Co. - Class A	2,400	187,056
Fifth Third Bancorp.	13,500	189,675
First Citizens BancShares, Inc. - Class A	500	91,345
Greenhill & Co., Inc.	3,400	148,376
Huntington Bancshares, Inc.	37,400	241,230
Interactive Brokers Group, Inc. - Class A	9,500	161,500

30

Touchstone Market Neutral Equity Fund (Continued)

		Market
	Shares	Value

Common Stocks — 92.6% (Continued)

Financials — (Continued)
International Bancshares Corp.	12,000	$253,800
Janus Capital Group, Inc.	17,200	153,252
KeyCorp	39,200	333,200
Moody's Corp.	3,600	151,560
National Health Investors, Inc. REIT	6,900	336,582
Oritani Financial Corp.	18,200	267,176
PNC Financial Services Group, Inc.	2,500	161,225
PS Business Parks, Inc. REIT	3,600	235,944
Public Storage REIT	1,300	179,621
Renaissancere Holdings Ltd.	1,900	143,887
T Rowe Price Group, Inc.	4,300	280,790
ViewPoint Financial Group	12,900	198,402
Washington Federal, Inc.	21,100	354,902
		5,549,970

Energy — 10.0%
Chevron Corp.	1,300	139,412
ConocoPhillips	3,500	266,035
Exxon Mobil Corp.	3,100	268,863
Gran Tierra Energy, Inc.*	43,600	274,244
Gulf Island Fabrication, Inc.	9,000	263,430
Hess Corp.	4,100	241,695
Marathon Oil Corp.	6,300	199,710
Marathon Petroleum Corp.	3,150	136,584
Matrix Service Co.*	11,700	163,917
Murphy Oil Corp.	6,700	377,009
Nexen, Inc.	10,300	189,005
Oceaneering International, Inc.	5,200	280,228
Patterson-UTI Energy, Inc.	15,400	266,266
Sunoco, Inc.	11,300	431,095
Tesoro Corp.*	6,800	182,512
Tetra Technologies, Inc.*	14,900	140,358
Unit Corp*	5,100	218,076
VaalCo Energy, Inc.*	22,400	211,680
Valero Energy Corp.	16,100	414,897
		4,665,016

Industrials — 9.6%
Acuity Brands, Inc.	2,800	175,924
Alliant Techsystems, Inc.	4,100	205,492
Amerco, Inc.	1,300	137,163
Apogee Enterprises, Inc.	28,200	365,190
Applied Industrial Technologies, Inc.	4,700	193,311
Copart, Inc.*	14,600	380,622
Corporate Executive Board Co. (The)	7,700	331,177
Delta Air Lines, Inc.*	15,200	150,632
Foster Wheeler AG*	8,300	188,908
JB Hunt Transport Services, Inc.	4,300	233,791
KBR, Inc.	4,900	174,195
Lockheed Martin Corp.	3,300	296,538
Meritor, Inc.*	26,400	213,048
Northrop Grumman Corp.	2,800	171,024
Raytheon Co.	3,300	174,174
Toro Co.	6,400	455,104
URS Corp.	4,000	170,080
Verisk Analytics, Inc. - Class A*	6,900	324,093
Werner Enterprises, Inc.	6,300	156,618
		4,497,084

Materials — 5.5%
A Schulman, Inc.	9,100	245,882
Airgas, Inc.	2,900	258,013
Cytec Industries, Inc.	3,600	218,844
Eastman Chemical Co.	4,800	248,112
Freeport-McMoRan Copper & Gold, Inc.	7,600	289,104
HB Fuller Co.	5,900	193,697
Minerals Technologies, Inc.	2,600	170,066
Myers Industries, Inc.	21,100	311,225
Schweitzer-Mauduit International, Inc.	2,400	165,744
Valspar Corp.	9,600	463,584
		2,564,271

Utilities — 1.9%
Alliant Energy Corp.	4,200	181,944
Edison International	6,600	280,566
Entergy Corp.	4,000	268,800
Public Service Enterprise Group, Inc.	4,600	140,806
		872,116

Telecommunication Services — 1.5%
Cbeyond, Inc.*	23,600	188,800
Neutral Tandem, Inc.*	22,000	268,180
Verizon Communications, Inc.	7,100	271,433
		728,413

Consumer Staples — 1.0%
Cal-Maine Foods, Inc.	2,800	107,128
Casey's General Stores, Inc.	2,600	144,196
Lorillard, Inc.	1,600	207,168
		458,492
Total Common Stocks		$43,263,984

Investment Fund — 3.8%
Touchstone Institutional Money Market Fund^	1,739,068	1,739,068

Total Long Positions
(Cost $38,827,043)		$45,003,052

Securities Sold Short — (91.8%)

Common Stocks — (91.8%)

Information Technology — (19.8%)
Aruba Networks, Inc.*	(5,500)	(122,540)
Aspen Technology, Inc.*	(15,100)	(310,003)
BroadSoft, Inc.*	(12,300)	(470,475)
Cavium, Inc.*	(14,800)	(457,912)
Citrix Systems, Inc.*	(1,900)	(149,929)
Cognizant Technology Solutions Corp.*	(2,700)	(207,765)
Compuware Corp.*	(25,700)	(236,183)
comScore, Inc.*	(10,900)	(233,151)
Concur Technologies, Inc.*	(3,200)	(183,616)
Constant Contact, Inc.*	(5,200)	(154,908)

31

Touchstone Market Neutral Equity Fund (Continued)

		Market
	Shares	Value

Common Stocks — (91.8%) (Continued)

Information Technology — (Continued)
Cree, Inc.*	(2,000)	$(63,260)
EchoStar Corp.*	(7,500)	(211,050)
Electronic Arts, Inc.*	(15,200)	(250,496)
Equinix, Inc.*	(1,400)	(220,430)
Fortinet, Inc.*	(5,400)	(149,310)
Informatica Corp.*	(5,300)	(280,370)
Kenexa Corp.*	(5,600)	(174,944)
Limelight Networks, Inc.*	(88,300)	(290,507)
LogMeIn, Inc.*	(4,100)	(144,443)
Microchip Technology, Inc.	(13,600)	(505,920)
MicroStrategy, Inc. - Class A*	(1,300)	(182,000)
National Instruments Corp.	(8,600)	(245,272)
NetSuite, Inc.*	(6,900)	(347,001)
Opnet Technologies, Inc.	(5,700)	(165,300)
Pegasystems, Inc.	(9,000)	(343,440)
Photronics, Inc.*	(25,300)	(168,245)
Rosetta Stone, Inc.*	(32,700)	(337,464)
Salesforce.com, Inc.*	(2,900)	(448,079)
Sina Corp.*	(2,200)	(143,000)
Sourcefire, Inc.*	(3,500)	(168,455)
Take-Two Interactive Software, Inc.*	(9,500)	(146,158)
TiVo, Inc.*	(13,700)	(164,263)
Ultimate Software Group, Inc.*	(5,000)	(366,400)
Universal Display Corp.*	(6,000)	(219,180)
Viasat, Inc.*	(7,300)	(351,933)
VMware, Inc.*	(1,600)	(179,792)
WebMD Health Corp.*	(18,300)	(468,114)
		(9,261,308)

Consumer Discretionary — (14.6%)
Amazon.com, Inc.*	(1,100)	(222,761)
American Greetings Corp. - Class A	(16,500)	(253,110)
Brown Shoe Co., Inc.	(22,000)	(203,060)
Callaway Golf Co.	(23,000)	(155,480)
Caribou Coffee Co., Inc.*	(9,400)	(175,216)
CarMax, Inc.*	(15,000)	(519,750)
Carnival Corp.	(9,100)	(291,928)
DreamWorks Animation SKG, Inc.*	(9,300)	(171,585)
G-III Apparel Group Ltd.*	(5,700)	(161,994)
Hanesbrands, Inc.*	(12,100)	(357,434)
Hyatt Hotels Corp. - Class A*	(5,800)	(247,776)
Iconix Brand Group, Inc.*	(10,500)	(182,490)
Imax Corp.*	(7,400)	(180,856)
Johnson Controls, Inc.	(3,800)	(123,424)
K12, Inc.*	(19,200)	(453,696)
Lennar Corp. - Class A	(7,600)	(206,568)
Meritage Homes Corp.*	(9,900)	(267,894)
Monro Muffler Brake, Inc.	(4,700)	(195,003)
Perry Ellis International, Inc.*	(15,300)	(285,651)
Royal Caribbean Cruises Ltd.	(6,300)	(185,409)
Ruby Tuesday, Inc.*	(31,900)	(291,247)
Shaw Communications, Inc. - Class B	(17,600)	(372,240)
Skechers U.S.A., Inc.*	(11,100)	(141,192)
Standard Pacific Corp.*	(39,400)	(175,724)
Stein Mart, Inc.*	(25,800)	(170,280)
Tiffany & Co.	(2,400)	(165,912)
Vail Resorts, Inc.	(11,700)	(506,025)
VF Corp.	(1,000)	(145,980)
		(6,809,685)

Health Care — (13.5%)
Achillion Pharmaceuticals, Inc.*	(18,500)	(177,230)
Akorn, Inc.*	(11,300)	(132,210)
Antares Pharma, Inc.*	(55,400)	(178,942)
Becton Dickinson and Co.	(2,900)	(225,185)
Brookdale Senior Living, Inc.*	(17,100)	(320,112)
Cerner Corp.*	(5,400)	(411,264)
Computer Programs & Systems, Inc.	(3,100)	(175,212)
Conceptus, Inc.*	(21,300)	(306,294)
DENTSPLY International, Inc.	(13,100)	(525,703)
DexCom, Inc.*	(14,800)	(154,364)
Edwards Lifesciences Corp.*	(2,500)	(181,825)
Emeritus Corp.*	(19,000)	(335,540)
HealthSouth Corp.*	(6,600)	(135,168)
HeartWare International, Inc.*	(4,000)	(262,760)
HMS Holdings Corp.*	(9,000)	(280,890)
Integra LifeSciences Holdings Corp.*	(8,500)	(294,865)
IPC Hospitalist Co., Inc. (The)*	(14,100)	(520,431)
Landauer, Inc.	(5,300)	(281,006)
Medidata Solutions, Inc.*	(19,000)	(506,160)
NuVasive, Inc.*	(7,900)	(133,036)
Perrigo Co.	(2,200)	(227,282)
Quality Systems, Inc.	(5,100)	(223,023)
Sunrise Senior Living, Inc.*	(18,600)	(117,552)
Vertex Pharmaceuticals, Inc.*	(4,900)	(200,949)
		(6,307,003)

Financials — (12.6%)
Brookfield Asset Management, Inc.	(6,300)	(198,891)
Cincinnati Financial Corp.	(9,300)	(320,943)
Community Bank System, Inc.	(8,700)	(250,386)
Corporate Office Properties Trust, REIT	(5,900)	(136,939)
Cullen/Frost Bankers, Inc.	(3,300)	(192,027)
Flagstone Reinsurance Holdings SA	(30,300)	(238,461)
Iberiabank Corp.	(5,900)	(315,473)
KBW, Inc.	(12,500)	(231,250)
Markel Corp.*	(300)	(134,682)
National Retail Properties, Inc., REIT	(11,100)	(301,809)
NBT Bancorp, Inc.	(23,400)	(516,672)
New York Community Bancorp, Inc.	(23,800)	(331,058)
Old Republic International Corp.	(23,900)	(252,145)
Piper Jaffray Cos.*	(11,400)	(303,468)
Plum Creek Timber Co., Inc., REIT	(10,600)	(440,536)
Signature Bank*	(2,200)	(138,688)
TCF Financial Corp.	(23,700)	(281,793)
United Bankshares, Inc.	(17,300)	(499,278)
Valley National Bancorp	(40,600)	(525,770)
Westamerica Bancorporation	(5,800)	(278,400)
		(5,888,669)

Industrials — (11.2%)
3D Systems Corp.*	(8,000)	(188,319)
ABM Industries, Inc.	(9,600)	(233,280)

32

Touchstone Market Neutral Equity Fund (Continued)

		Market
	Shares	Value

Common Stocks — (91.8%) (Continued)

Industrials — (Continued)
Advisory Board Co. (The)*	(2,500)	$(221,550)
Alexander & Baldwin, Inc.	(4,700)	(227,715)
Avery Dennison Corp.	(16,800)	(506,184)
Canadian Pacific Railway Ltd.	(2,100)	(159,495)
DigitalGlobe, Inc.*	(21,200)	(282,808)
General Electric Co.	(5,500)	(110,385)
Geo Group, Inc. (The)*	(12,000)	(228,120)
IHS, Inc.*	(3,500)	(327,775)
Interface, Inc.	(16,200)	(225,990)
Mobile Mini, Inc.*	(20,000)	(422,400)
Mueller Industries, Inc.	(2,800)	(127,260)
Pall Corp.	(2,100)	(125,223)
Precision Castparts Corp.	(2,900)	(501,410)
Ritchie Bros Auctioneers, Inc.	(8,400)	(199,584)
SkyWest, Inc.	(10,600)	(117,130)
Stericycle, Inc.*	(2,900)	(242,556)
UTi Worldwide, Inc.	(12,300)	(211,929)
Waste Management, Inc.	(10,200)	(356,592)
Westport Innovations, Inc.*	(6,000)	(245,520)
		(5,261,225)

Energy — (10.1%)
Abraxas Petroleum Corp.*	(27,600)	(86,112)
Cabot Oil & Gas Corp.	(6,800)	(211,956)
Carrizo Oil & Gas, Inc.*	(11,900)	(336,294)
Cheniere Energy, Inc.*	(8,500)	(127,330)
Cimarex Energy Co.	(3,500)	(264,145)
Continental Resources, Inc. OK*	(1,900)	(163,058)
Enbridge, Inc.	(12,900)	(501,165)
Encana Corp.	(7,700)	(151,305)
EXCO Resources, Inc.	(24,900)	(165,087)
Forest Oil Corp.*	(16,700)	(202,404)
Golar Lng Ltd.	(3,000)	(114,150)
Gulfport Energy Corp.*	(4,100)	(119,392)
Magnum Hunter Resources Corp.*	(38,200)	(244,862)
Northern Oil and Gas, Inc.*	(11,100)	(230,214)
Pioneer Natural Resources Co.	(1,600)	(178,544)
Resolute Energy Corp.*	(26,700)	(303,846)
SandRidge Energy, Inc.*	(16,100)	(126,063)
Seadrill Ltd.	(11,700)	(438,867)
Spectra Energy Corp.	(6,800)	(214,540)
TransCanada Corp.	(12,200)	(524,600)
		(4,703,934)

Materials — (5.1%)
Balchem Corp.	(17,200)	(520,300)
Great Panther Silver Ltd.*	(84,200)	(189,450)
International Flavors & Fragrances, Inc.	(8,800)	(515,680)
Martin Marietta Materials, Inc.	(3,900)	(333,957)
Sigma-Aldrich Corp.	(4,800)	(350,688)
Texas Industries, Inc.	(5,600)	(196,056)
Worthington Industries, Inc.	(14,500)	(278,110)
		(2,384,241)

Utilities — (2.2%)
Atlantic Power Corp.*	(35,600)	(492,704)
Southern Co. (The)	(2,900)	(130,297)
UGI Corp.	(10,100)	(275,225)
WGL Holdings, Inc.	(3,100)	(126,170)
		(1,024,396)

Consumer Staples — (1.6%)
Flowers Foods, Inc.	(6,900)	(140,553)
Imperial Sugar Co.	(20,400)	(95,676)
Pricesmart, Inc.	(2,800)	(203,868)
United Natural Foods, Inc.*	(3,300)	(153,978)
Wal-Mart Stores, Inc.	(2,300)	(140,761)
		(734,836)

Telecommunication Services — (1.1%)
CenturyLink, Inc.	(12,900)	(498,585)
Total Common Stocks		$(42,873,882)

Total Securities Sold Short
(Proceeds $(38,894,293))		$(42,873,882)

Total Investment Securities —4.6%
(Cost $(67,250))		$2,129,170

Cash Collateral for Securities
Sold Short— 96.0%		44,861,858

Liabilities in Excess of Other Assets — (0.6%)		(276,200)

Net Assets — 100.0%		$46,714,828

*	Non-income producing security.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4 in Notes to Financial Statements.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

33

Touchstone Market Neutral Equity Fund (Continued)

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$43,263,984	$—	$—	$43,263,984
Investment Fund	1,739,068	—	—	1,739,068
				$45,003,052

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Liabilities:
Securities Sold Short
Common Stocks	$(42,873,882)	$—	$—	$(42,873,882)

See accompanying Notes to Financial Statements.

34

Portfolio of Investments

Touchstone Merger Arbitrage Fund – March 31, 2012 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 3.2%

	Financials — 1.6%
$950,000	Ford Motor Credit Co. LLC,
	5.000%, 5/15/18	$984,063
1,150,000	Leucadia National Corp.,
	8.125%, 9/15/15	1,288,000
		2,272,063

	Utilities — 0.9%
1,085,000	AES Corp. (The), 8.000%, 10/15/17	1,221,981

	Industrials — 0.7%
950,000	RailAmerica, Inc., 9.250%, 7/1/17	1,001,062
	Total Corporate Bonds	$4,495,106

	U.S. Treasury Obligations — 4.3%
2,000,000	U.S. Treasury Bill, 0.000%, 5/24/12	1,999,856
2,000,000	U.S. Treasury Bill, 0.000%, 8/16/12	1,999,170
2,000,000	U.S. Treasury Bill, 0.000%, 8/23/12	1,999,048
	Total U.S. Treasury Obligations	$5,998,074

	Commercial Mortgage-Backed Security — 0.7%
950,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2007-1, Class AMFX,
	5.482%, 1/15/49(A)	965,295

	Asset-Backed Security — 0.7%
975,000	Sonic Capital LLC, Ser 2011-1A, Class A2, 144a, 5.438%, 5/20/41	1,015,883

		Market
	Shares	Value

Preferred Stocks — 3.8%

Financials — 3.8%
Countrywide Capital V, 0.04%*	102,400	$2,444,288
GMAC Capital Trust I, 0.05%(A)*	66,200	1,529,882
Goldman Sachs Group, Inc. (The), 0.04%*	54,400	1,376,320
		5,350,490
Total Preferred Stocks		$5,350,490

Common Stocks — 75.2%

Financials — 14.7%
Advance America Cash Advance
Centers, Inc.	174,289	1,828,292
Brooklyn Federal BanCorp, Inc.*	134,865	6,743
Cogdell Spencer, Inc.	772,978	3,277,427
Delphi Financial Group, Inc. - Class A	71,000	3,178,670
Eaton Vance Senior Income Trust	366,544	2,642,782
Encore Bancshares, Inc.*	134,900	2,747,913
GlobeOp Financial Services SA	172,500	1,363,004
Harleysville Group, Inc.	42,600	2,458,020
Pacific Capital Bancorp NA*	66,640	3,039,450
		20,542,301

Health Care — 11.7%
Access Plans, Inc.*	487,008	1,587,646
American Medical Corp.	21,600	—
ISTA Pharmaceuticals, Inc.*	337,200	3,038,172
Medco Health Solutions, Inc.*	40,300	2,833,090
SeraCare Life Sciences, Inc.*	388,000	1,544,240
Taro Pharmaceuticals Industries, Ltd.*	22,323	850,730
Transcend Services, Inc.*	89,700	2,632,695
Zoll Medical Corp.*	42,600	3,946,038
		16,432,611

Industrials — 11.6%
Dollar Thrifty Automotive Group, Inc.*	17,800	1,440,198
Exelis, Inc.	23,650	296,098
Flanders Corp.*	329,200	1,445,188
Goodrich Corp.	35,500	4,453,120
ITT Corp.*	11,875	272,412
RSC Holdings, Inc.*	149,500	3,377,205
Thomas & Betts Corp.*	59,200	4,257,072
Xylem, Inc./NY	23,700	657,675
		16,198,968

Consumer Discretionary — 10.9%
Adams Golf, Inc.*	86,456	927,674
Archipelago Learning, Inc.*	75,200	836,224
Great Wolf Resorts, Inc.*	257,600	1,473,472
Kenneth Cole Productions, Inc. - Class A*	92,300	1,486,030
Lowe's Cos, Inc.	59,100	1,854,558
Midas, Inc.*	278,200	3,193,736
O'Charleys, Inc.*	385,761	3,795,888
PEP Boys-Manny Moe & Jack (The)	92,300	1,377,116
Swank, Inc.*	38,480	407,888
		15,352,586

Information Technology — 10.6%
ATS Corp.*	533,784	1,713,447
Motorola Mobility Holdings, Inc.*	74,400	2,919,456
Novellus Systems, Inc.*	79,900	3,987,809
RADVision Ltd.*	166,000	1,943,860
Taleo Corp. - Class A*	94,800	4,354,164
		14,918,736

Materials — 5.1%
Fibrek, Inc.*	1,283,100	1,372,917
Minefinders Corp. Ltd.*	132,400	1,840,360
Solutia, Inc.	140,000	3,911,600
		7,124,877

Utilities — 4.7%
Central Vermont Public Service Corp.	94,550	3,328,160
Progress Energy, Inc.	60,350	3,205,188
XO Holdings, Inc. Class O	40,500	—
		6,533,348

Telecommunication Services — 2.0%
TELUS Corp.	50,000	2,842,000

35

Touchstone Merger Arbitrage Fund (Continued)

		Market
	Shares	Value

Common Stocks — 75.2% (Continued)

Energy — 2.0%
NAL Energy Corp.	38,300	$304,485
Provident Energy Ltd.	57,800	693,600
Reliable Energy Ltd.*	5,292,800	1,746,624
		2,744,709
Consumer Staples — 1.9%
Viterra, Inc.	170,000	2,711,615
Total Common Stocks		$105,401,751

Investment Funds — 11.3%
Blackrock Credit Allocation Income Trust III, Inc.	108,900	1,222,947
Touchstone Institutional Money Market Fund^	14,666,011	14,666,011
Total Investment Funds		$15,888,958

Total Long Positions
(Cost $136,746,767)		$139,115,557

Securities Sold Short — (15.2%)

Common Stocks — (15.2%)

Information Technology — (2.9%)
Lam Research Corp.*	(89,889)	(4,010,847)

Utilities — (2.3%)
Duke Energy Corp.	(156,764)	(3,293,612)

Telecommunication Services — (2.1%)
TELUS Corp.	(50,000)	(2,901,399)

Energy — (2.0%)
Crescent Point Energy Corp.	(42,025)	(1,819,262)
Pembina Pipeline Corp.	(24,540)	(691,046)
Pengrowth Energy Corp.	(32,938)	(309,617)
		(2,819,925)

Materials — (1.7%)
Eastman Chemical Co.	(16,800)	(868,392)
Pan American Silver Corp.	(71,800)	(1,583,908)
		(2,452,300)

Consumer Discretionary — (1.6%)
Home Depot, Inc.	(44,325)	(2,229,991)

Industrials — (1.3%)
United Rentals, Inc.*	(41,618)	(1,784,996)

Health Care — (1.3%)
Express Scripts, Inc.*	(32,643)	(1,768,598)
Total Common Stocks		$(21,261,668)

Total Securities Sold Short
(Proceeds $(20,292,821))		$(21,261,668)

Total Investment Securities —84.0%
(Cost $116,453,946)		$117,853,889

Cash Collateral for Securities
Sold Short— 14.9%		20,843,616

Other Assets in Excess of Liabilities — 1.1%		1,523,172

Net Assets — 100.0%		$140,220,677

(A)	Variable rate security - the rate reflected is the rate in effect as of March 31, 2012.

*	Non-income producing security.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4 in Notes to Financial Statements.

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities were valued at $1,015,883 or 0.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Portfolio Abbreviation:

CAD - Canadian Dollar

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

36

Touchstone Merger Arbitrage Fund (Continued)

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$4,495,106	$—	$4,495,106
U.S. Treasury Obligations	—	5,998,074	—	5,998,074
Commerical Mortgage-Backed Security	—	965,295	—	965,295
Asset-Backed Security	—	1,015,883	—	1,015,883
Preferred Stocks	5,350,490	—	—	5,350,490
Common Stocks	104,032,004	1,369,747	—	105,401,751
Investment Funds	15,888,958	—	—	15,888,958
				$139,115,557

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Liabilities:
Securities Sold Short
Common Stocks	$(18,360,269)	$(2,901,399)	$—	$(21,261,668)
Other Financial Instruments**
Foreign Currency Contract	—	(1,093)	—	(1,093)

** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized depreciation.

At March 31, 2012 securities valued at $3,974,170 were transferred from Level 2 to Level 1 pursuant to the Fund's fair valuation policy.

Forward Foreign Currency Exchange Contract

						Unrealized
		Contract to				Appreciation/
Counterparty	Value Date	Receive		Deliver		(Depreciation)
Brown Brothers Harriman	07/31/2012	USD	2,760,981	CAD	2,762,500	$(1,093)
						$(1,093)

See accompanying Notes to Financial Statements.

37

Portfolio of Investments

Touchstone Mid Cap Fund – March 31, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.5%

Consumer Staples — 19.9%
Brown-Forman Corp. - Class B	22,195	$1,850,840
Energizer Holdings, Inc.*	34,815	2,582,577
Hershey Co. (The)	30,363	1,862,163
Lorillard, Inc.	16,370	2,119,588
Nu Skin Enterprises, Inc. Class A	36,460	2,111,399
Pricesmart, Inc.	17,831	1,298,275
Smithfield Foods, Inc.*	73,133	1,611,120
		13,435,962

Consumer Discretionary — 19.0%
Cabela's, Inc.*	47,659	1,818,191
CarMax, Inc.*	95,745	3,317,564
Hasbro, Inc.	64,909	2,383,459
Service Corp. International	117,426	1,322,217
Staples, Inc.	130,627	2,113,545
Whirlpool Corp.	23,963	1,841,796
		12,796,772

Financials — 18.9%
Alleghany Corp.*	4,159	1,368,727
Eaton Vance Corp.	101,684	2,906,129
Hatteras Financial Corp. REIT	44,685	1,246,712
M&T Bank Corp.	32,682	2,839,412
MBIA, Inc.†*	105,676	1,035,625
UDR, Inc. REIT	49,878	1,332,241
White Mountains Insurance Group Ltd.	4,064	2,038,989
		12,767,835

Materials — 15.3%
Albemarle Corp.	52,822	3,376,382
MeadWestvaco. Corp.	100,143	3,163,517
NewMarket Corp.	11,947	2,238,868
Vulcan Materials Co.	35,557	1,519,351
		10,298,118

Information Technology — 9.0%
Activision Blizzard, Inc.	97,467	1,249,527
Amphenol Corp. - Class A	39,795	2,378,547
Paychex, Inc.	79,527	2,464,542
		6,092,616

Industrials — 8.7%
Alexander & Baldwin, Inc.	27,987	1,355,970
Cintas Corp	78,598	3,074,754
Old Dominion Freight Line, Inc.*	29,865	1,423,665
		5,854,389

Energy — 5.6%
Atwood Oceanics, Inc.*	43,017	1,931,033
Kinder Morgan Management LLC*	25,275	1,886,247
		3,817,280

Health Care — 2.1%
Tenet Healthcare Corp.*	268,095	1,423,584
Total Common Stocks		$66,486,556

Investment Funds — 2.3%
Invesco Liquid Assets Portfolio**	1,045,795	$1,045,795
Touchstone Institutional Money Market Fund^	494,407	494,407
Total Investment Funds		$1,540,202

Total Investment Securities —100.8%
(Cost $60,360,691)		$68,026,758

Liabilities in Excess of Other Assets — (0.8%)		(556,035)

Net Assets — 100.0%		$67,470,723

†	All or a portion of the security is on loan. The total value of the securites on loan as of March 31, 2012 was $1,030,029.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4 in Notes to Financial Statements.

Portfolio Abbreviations:

LLC - Limited Liability Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$66,486,556	$—	$—	$66,486,556
Investment Funds	1,540,202	—	—	1,540,202
				$68,026,758

See accompanying Notes to Financial Statements.

38

Portfolio of Investments

Touchstone Mid Cap Value Fund – March 31, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.2%

Financials — 21.9%
Allstate Corp. (The)	37,832	$1,245,429
Ameriprise Financial, Inc.	18,047	1,031,025
Comerica, Inc.	31,959	1,034,193
Digital Realty Trust, Inc., REIT†	14,529	1,074,710
Endurance Speciality Holdings Ltd	23,486	954,941
Fifth Third BanCorp.	94,779	1,331,645
Host Hotels & Resorts, Inc., REIT	59,133	970,964
Liberty Property Trust, REIT†	30,543	1,090,996
PartnerRe Ltd	13,903	943,875
Reinsurance Group of America, Inc.	17,931	1,066,357
SunTrust Banks, Inc.	28,786	695,758
TCF Financial Corp.	46,134	548,533
Unum Group	46,989	1,150,291
Willis Group Holdings PLC	27,102	948,028
Zions Bancorporation	53,996	1,158,754
		15,245,499

Consumer Discretionary — 12.0%
American Eagle Outfitters, Inc.	48,271	829,778
Harley-Davidson, Inc.	16,764	822,777
Hasbro, Inc.	27,659	1,015,638
International Game Technology	24,760	415,720
Interpublic Group of Cos, Inc.	69,770	796,076
Newell Rubbermaid, Inc.	70,273	1,251,562
Royal Caribbean Cruises Ltd.	26,214	771,478
Scripps Networks Interactive, Inc. - Class A	17,619	857,869
Urban Outfitters, Inc.*	20,619	600,219
WMS Industries, Inc.*	42,627	1,011,539
		8,372,656

Industrials — 11.5%
Cintas Corp	27,704	1,083,780
Dover Corp.	15,086	949,513
Flowserve Corp.	8,396	969,822
Fluor Corp.	17,073	1,025,063
Republic Services, Inc.	46,184	1,411,383
Spirit Aerosystems Holdings, Inc. - Class A*	31,820	778,317
Stanley Black & Decker, Inc.	12,467	959,460
Towers Watson & Co. - Class A	12,890	851,642
		8,028,980

Information Technology — 10.5%
Adobe Systems, Inc.*	30,898	1,060,110
Analog Devices, Inc.	21,224	857,450
Fidelity National Information Services, Inc.	36,458	1,207,489
Juniper Networks, Inc.*	37,090	848,619
Molex, Inc.	27,803	781,820
Symantec Corp.*	60,519	1,131,705
Synopsys, Inc.*	47,045	1,442,400
		7,329,593

Health Care — 9.9%
AmerisourceBergen Corp.	15,510	615,437
CareFusion Corp.*	43,129	1,118,335
HealthSouth Corp.*	42,144	863,109
Hologic, Inc.*	39,990	861,784
Patterson Co., Inc.	21,743	726,216
Quest Diagnostics, Inc.	14,897	910,952
STERIS Corp.	27,650	874,293
Teleflex, Inc.	14,628	894,502
		6,864,628

Materials — 9.6%
Alcoa, Inc.	47,463	475,579
Allegheny Technologies, Inc.	28,020	1,153,583
Compass Minerals International, Inc.	9,409	675,002
Greif, Inc. - Class A	17,094	955,896
Huntsman Corp.	51,299	718,700
Nucor Corp.	21,059	904,484
Owens-Illinois, Inc.*	35,469	827,846
Packaging Corp. of America	31,993	946,673
		6,657,763

Utilities — 9.3%
AGL Resources, Inc.	27,044	1,060,666
Edison International	15,835	673,146
Great Plains Energy, Inc.	61,562	1,247,862
Portland General Electric Co.	25,173	628,822
SCANA Corp	22,703	1,035,484
TECO Energy, Inc.	47,097	826,552
Xcel Energy, Inc.	36,389	963,217
		6,435,749

Consumer Staples — 6.5%
Constellation Brands, Inc.-Class A*	41,645	982,406
JM Smucker Co. (The)	9,252	752,743
Kroger Co. (The)	39,469	956,334
Molson Coors Brewing Co.-Class B	22,269	1,007,672
Sysco Corp.	27,324	815,895
		4,515,050

Energy — 6.0%
EQT Corp.	10,992	529,924
Murphy Oil Corp.	11,158	627,861
Nabors Industries Ltd*	31,659	553,716
Newfield Exploration Co.*	17,231	597,571
Pioneer Natural Resources Co.	10,586	1,181,292
Range Resources Corp.	12,045	700,296
		4,190,660
Total Common Stocks		$67,640,578

Investment Funds — 6.6%
Invesco Liquid Assets Portfolio**	2,680,102	2,680,102
iShares Russell Midcap Value Index Fund†	11,985	576,838
Touchstone Institutional Money Market Fund^	1,339,232	1,339,232
Total Investment Funds		$4,596,172

39

Touchstone Mid Cap Value Fund (Continued)

Market
Value

Total Investment Securities —103.8%
(Cost $66,573,319)	$72,236,750

Liabilities in Excess of Other Assets — (3.8)%	(2,671,252)

Net Assets — 100.0%	$69,565,498

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

†	All or a portion of the security is on loan. The total value of the securites on loan as of March 31, 2012 was $2,658,587.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4 in Notes to Financial Statements.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$67,640,578	$—	$—	$67,640,578
Investment Funds	4,596,172	—	—	4,596,172
				$72,236,750

See accompanying Notes to Financial Statements.

40

Portfolio of Investments

Touchstone Premium Yield Equity Fund – March 31, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 95.4%

Energy — 23.0%
Enerplus Corp.	94,512	$2,118,959
Kinder Morgan Management LLC*	3	196
Kinder Morgan, Inc.	152,091	5,878,317
Provident Energy Ltd.	81,988	983,856
Seadrill Ltd.	72,186	2,707,697
Spectra Energy Corp.	81,989	2,586,753
Statoil ASA, ADR	84,713	2,296,569
Williams Co, Inc. (The)	93,142	2,869,705
		19,442,052

Utilities — 16.3%
American Water Works Co., Inc.	89,048	3,030,303
National Grid PLC ADR	39,855	2,011,880
NiSource, Inc.	167,985	4,090,435
Northeast Utilities	30,270	1,123,622
ONEOK, Inc.	43,272	3,533,592
		13,789,832

Health Care — 16.3%
Abbott Laboratories	63,313	3,880,454
Eli Lilly & Co.	37,578	1,513,266
GlaxoSmithKline PLC ADR	53,975	2,424,017
Johnson & Johnson	34,160	2,253,194
Merck & Co., Inc.	56,936	2,186,342
Pfizer, Inc.	67,182	1,522,344
		13,779,617

Financials — 13.0%
Bank of Montreal	17,079	1,014,834
Cincinnati Financial Corp.	47,825	1,650,441
CME Group, Inc.	5,692	1,646,866
Digital Realty Trust, Inc. REIT	26,192	1,937,422
HCP, Inc. REIT	39,856	1,572,718
Hospitality Properties Trust REIT	79,717	2,110,110
Valley National Bancorp	81,990	1,061,770
		10,994,161

Telecommunication Services — 9.2%
AT&T, Inc.	59,215	1,849,284
BCE, Inc.	21,635	866,698
Telefonica SA ADR	72,920	1,196,617
Vodafone Group PLC ADR	86,546	2,394,728
Windstream Corp.	124,131	1,453,574
		7,760,901

Information Technology — 7.8%
Intel Corp.	102,487	2,880,910
Maxim Integrated Products, Inc.	57,393	1,640,866
Microchip Technology, Inc.	54,659	2,033,315
		6,555,091

Industrials — 4.1%
General Electric Co.	102,485	2,056,875
R.R. Donnelley & Sons Co.	113,863	1,410,763
		3,467,638

Materials — 4.0%
International Paper Co.	52,837	1,854,579
MeadWestvaco. Corp.	49,648	1,568,380
		3,422,959

Consumer Staples — 1.7%
H.J. Heinz Co.	27,556	1,475,624
Total Common Stocks		$80,687,875

Investment Fund — 5.3%
Touchstone Institutional Money Market Fund^	4,524,706	4,524,706

Total Investment Securities —100.7%
(Cost $74,986,984)		$85,212,581

Liabilities in Excess of Other Assets — (0.7)%		(629,616)

Net Assets — 100.0%		$84,582,965

Portfolio Abbreviations:

ADR - American Depositary Receipt

LLC - Limited Liability Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

*	Non-income producing security.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4 in Notes to Financial Statements.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$80,687,875	$—	$—	$80,687,875
Investment Fund	4,524,706	—	—	4,524,706
				$85,212,581

See accompanying Notes to Financial Statements.

41

Portfolio of Investments

Touchstone Sands Capital Select Growth Fund – March 31, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.7%

Information Technology — 40.2%
Apple, Inc.*	364,000	$218,207,080
ASML Holding NV (Netherlands)	1,354,000	67,889,560
F5 Networks, Inc.*	630,000	85,024,800
Google, Inc. - Class A*	253,000	162,233,720
Qualcomm, Inc.	1,899,000	129,169,980
Salesforce.com, Inc.*	1,055,000	163,008,050
Visa, Inc. - Class A	1,580,000	186,440,000
		1,011,973,190

Consumer Discretionary — 24.1%
Amazon.Com, Inc.*	774,000	156,742,740
Coach, Inc.	760,000	58,732,800
Las Vegas Sands Corp.	1,400,000	80,598,000
Netflix, Inc.†*	456,000	52,458,240
NIKE, Inc. - Class B	713,000	77,317,720
Priceline.com, Inc.*	127,000	91,122,500
Starbucks Corp.	1,613,000	90,150,570
		607,122,570

Health Care — 15.5%
Alexion Pharmaceuticals, Inc.*	1,121,000	104,096,060
Allergan, Inc./United States	749,000	71,477,070
athenahealth, Inc.†*	358,000	26,534,960
Cerner Corp.*	490,000	37,318,400
Intuitive Surgical, Inc.*	128,000	69,344,000
Regeneron Pharmaceuticals, Inc.*	711,000	82,916,820
		391,687,310

Energy — 9.6%
FMC Technologies, Inc.*	1,277,000	64,386,340
National Oilwell Varco., Inc.	885,000	70,330,950
Schlumberger Ltd.	987,000	69,020,910
Southwestern Energy Co.*	1,223,000	37,423,800
		241,162,000

Materials — 3.0%
Praxair, Inc.	667,000	76,464,880

Industrials — 2.9%
W.W. Grainger, Inc.	338,000	72,605,780

Financials — 2.4%
IntercontinentalExchange, Inc.*	441,000	60,602,220
Total Common Stocks		$2,461,617,950

Investment Funds — 4.4%
Invesco Liquid Assets Portfolio**	58,586,119	$58,586,119
Touchstone Institutional Money Market Fund^	51,563,780	51,563,780
Total Investment Funds		$110,149,899

Total Investment Securities —102.1%
(Cost $1,911,035,177)		$2,571,767,849
Liabilities in Excess of Other Assets — (2.1%)		(52,562,687)

Net Assets — 100.0%		$2,519,205,162

†	All or a portion of the security is on loan. The total value of the securites on loan as of March 31, 2012 was $57,541,084.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4 in Notes to Financial Statements.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,461,617,950	$—	$—	$2,461,617,950
Investment Funds	110,149,899	—	—	110,149,899
				$2,571,767,849

See accompanying Notes to Financial Statements.

42

Portfolio of Investments

Touchstone Short Duration Fixed Income Fund – March 31, 2012 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 20.2%

	Financials — 10.4%
$350,000	American Express Bank FSB,
	0.392%, 6/12/12(A)	$350,066
290,000	American International Group, Inc.,
	4.250%, 5/15/13	296,410
315,000	Bank of New York Mellon Corp. MTN,
	4.950%, 11/1/12	323,092
215,000	Barclays Bank PLC, 2.500%, 1/23/13	216,892
296,000	Citigroup, Inc., 6.500%, 8/19/13	313,145
195,000	CME Group, Inc., 5.750%, 2/15/14	212,637
305,000	Credit Suisse/New York NY MTN,
	5.000%, 5/15/13	316,681
225,000	FIA Card Services NA MTN,
	6.625%, 6/15/12	226,646
335,000	FMR LLC, 144a, 4.750%, 3/1/13	346,294
225,000	General Electric Capital Corp.,
	0.727%, 7/27/12(A)	225,245
275,000	Hudson United Bank, 7.000%, 5/15/12	276,811
285,000	Manufacturers & Traders Trust Co.,
	2.081%, 4/1/13(A)	284,861
60,000	Merrill Lynch & Co., Inc. MTN,
	6.150%, 4/25/13	62,497
205,000	Morgan Stanley, 5.300%, 3/1/13	210,851
215,000	National Australia Bank Ltd., 144a,
	1.700%, 12/10/13	216,254
120,000	New York Life Global Funding, 144a,
	5.250%, 10/16/12	123,006
450,000	PNC Funding Corp., 2.300%, 6/22/12	452,109
300,000	TD Ameritrade Holding Corp.,
	2.950%, 12/1/12	304,383
194,473	WHC-Irs Trust, 6.980%, 5/15/15	211,975
		4,969,855

	Industrials — 3.8%
225,000	Cooper US, Inc., 5.250%, 11/15/12	231,261
176,081	CSX Transportation, Inc.,
	8.375%, 10/15/14	200,496
300,000	Equifax, Inc., 4.450%, 12/1/14	318,304
95,217	Federal Express Corp. 1995 Pass
	Through Trust, 7.110%, 1/2/14	101,406
215,000	Federal Express Corp. 2012 Pass
	Through Trust, 144a,
	2.625%, 1/15/18	214,318
268,774	GATX Corp. 2008-2 Pass Through Trust,
	9.000%, 11/15/13	296,357
101,257	Petrodrill Five Ltd., 4.390%, 4/15/16	107,738
116,676	Petrodrill Four Ltd., 4.240%, 1/15/16	122,418
200,000	Roper Industries, Inc., 6.625%, 8/15/13	212,859
		1,805,157

	Energy — 1.3%
224,575	Maritimes & Northeast Pipeline LLC,
	144a, 7.500%, 5/31/14	240,259
170,000	Noble Energy, Inc., 5.250%, 4/15/14	181,848
180,943	Rowan Cos, Inc., 2.800%, 10/20/13	182,475
		604,582

	Consumer Staples — 1.0%
200,000	Coca-Cola Bottling Co. Consolidated,
	5.000%, 11/15/12	205,160
290,750	CVS Pass-Through Trust, 144a,
	6.117%, 1/10/13	299,109
		504,269

	Information Technology — 0.9%
235,000	Amphenol Corp., 4.750%, 11/15/14	255,273
150,000	Analog Devices, Inc., 5.000%, 7/1/14	163,693
		418,966

	Telecommunication Services — 0.8%
154,570	BellSouth Telecommunications, Inc.,
	6.300%, 12/15/15	164,122
200,000	SBA Tower Trust, 144a,
	4.254%, 4/15/15	208,530
		372,652

	Health Care — 0.7%
330,000	Express Scripts, Inc., 5.250%, 6/15/12	332,805

	Utilities — 0.5%
198,000	Monongahela Power Co., Inc., 144a,
	7.950%, 12/15/13	219,749

	Materials — 0.4%
185,000	Dow Chemical Co. (The),
	7.600%, 5/15/14	209,479

	Consumer Discretionary — 0.4%
200,000	Staples, Inc., 7.375%, 10/1/12	206,394
	Total Corporate Bonds	$9,643,908

	U.S. Treasury Obligations — 5.2%
425,000	U.S. Treasury Bond, 1.500%, 6/30/16	436,256
700,000	U.S. Treasury Bond, 2.625%, 4/30/16	750,532
400,000	U.S. Treasury Bond, 2.750%, 11/30/16	432,094
800,000	U.S. Treasury Bond, 3.250%, 3/31/17	885,750
	Total U.S. Treasury Obligations	$2,504,632

	Commercial Mortgage-Backed Securities — 16.9%
125,000	American Tower Trust, Ser 2007-1A,
	Class AFX, 144a, 5.420%, 4/15/37	133,074
25,233	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2002-2, Class A3, 5.118%, 7/11/43	25,254
375,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-1, Class A4,
	5.075%, 11/10/42(A)	386,481
13,998	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-2, Class A4, 4.783%, 7/10/43(A)	13,994
325,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-6, Class A4, 5.193%, 9/10/47(A)	362,919

43

Touchstone Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 16.9% (Continued)
$400,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2006-4, Class A4, 5.634%, 7/10/46	$451,393
100,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2007-1, Class AMFX,
	5.482%, 1/15/49(A)	101,610
415,000	Bear Stearns Commercial Mortgage
	Securities, Ser 2005-PWR8, Class A4,
	4.674%, 6/11/41	451,213
400,000	Citigroup/Deutsche Bank Commercial
	Mortgage Trust, Ser 2006-CD3,
	Class A4, 5.658%, 10/15/48	417,716
158,982	Commercial Mortgage Asset Trust, Ser
	1999-C1, Class A4,
	6.975%, 1/17/32(A)	164,970
396,869	Commercial Mortgage Pass Through
	Certificates, Ser 2004-LB2A, Class
	A4, 4.715%, 3/10/39	417,784
350,000	Commercial Mortgage Pass Through
	Certificates, Ser 2012-9W57, Class A,
	144a, 2.365%, 2/10/29	352,432
390,000	Credit Suisse Mortgage Capital
	Certificates, Ser 2006-C3, Class A3,
	5.815%, 6/15/38(A)	440,394
151,467	FDIC Structured Sale Guaranteed
	Notes, Ser 2010-C1, Class A, 144a,
	2.980%, 12/6/20	157,614
175,000	GE Capital Commercial Mortgage
	Corp., Ser 2003-C2, Class A4,
	5.145%, 7/10/37	180,914
335,000	GMAC Commercial Mortgage
	Securities, Inc., Ser 2003-C1, Class
	A2, 4.079%, 5/10/36	341,650
235,000	GMAC Commercial Mortgage
	Securities, Inc., Ser 2003-C2, Class
	A2, 5.454%, 5/10/40(A)	247,249
210,000	Greenwich Capital Commercial
	Funding Corp., Ser 2004-GG1, Class
	A7, 5.317%, 6/10/36(A)	223,851
320,000	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2003-CB6, Class A2,
	5.255%, 7/12/37(A)	334,036
156,254	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2005-LDP3, Class A3,
	4.959%, 8/15/42	161,895
72,445	LB-UBS Commercial Mortgage Trust,
	Ser 2003-C5, Class A3,
	4.254%, 7/15/27	74,083
313,765	LB-UBS Commercial Mortgage Trust,
	Ser 2003-C7, Class A3,
	4.559%, 9/15/27(A)	315,732
380,000	LB-UBS Commercial Mortgage Trust,
	Ser 2006-C1, Class A4,
	5.156%, 2/15/31	422,779
202,931	Merrill Lynch Mortgage Investors, Inc.,
	Ser 1998-C1, Class A3,
	6.720%, 11/15/26(A)	224,461
335,000	Morgan Stanley Capital I, Ser
	2004-IQ7, Class A4,
	5.407%, 6/15/38(A)	358,297
383,122	Wachovia Bank Commercial Mortgage
	Trust, Ser 2003-C3, Class A2,
	4.867%, 2/15/35	391,446
450,000	Wachovia Bank Commercial Mortgage
	Trust, Ser 2005-C20, Class A7,
	5.118%, 7/15/42(A)	497,998
365,000	Wachovia Bank Commercial Mortgage
	Trust, Ser 2005-C21, Class A4,
	5.205%, 10/15/44(A)	402,889
	Total Commercial
	Mortgage-Backed Securities	$8,054,128

	Non-Agency Collateralized Mortgage Obligations — 1.4%
45,454	Community Program Loan Trust, Ser
	1987-A, Class A4, 4.500%, 10/1/18	45,455
300,000	Community Program Loan Trust, Ser
	1987-A, Class A5, 4.500%, 4/1/29	303,542
315,363	FDIC Structured Sale Guaranteed
	Notes, Ser 2010-S3, Class A, 144a,
	2.740%, 12/3/20	317,955
	Total Non-Agency Collateralized
	Mortgage Obligations	$666,952

	U.S. Government Mortgage-Backed Obligations — 4.2%
108,248	FHLMC, Pool #C66916, 7.000%, 5/1/32	125,516
61,847	FHLMC, Pool #D94598, 6.500%, 4/1/21	69,199
2,512	FHLMC, Pool #E97227, 7.000%, 9/1/14	2,518
311,278	FHLMC, Pool #G01840, 5.000%, 7/1/35	336,049
63,153	FHLMC, Pool #G30085, 7.500%, 10/1/17	69,678
6,483	FNMA, Pool #323441, 7.000%, 12/1/13	6,543
89,730	FNMA, Pool #323832, 7.500%, 7/1/29	106,437
5,470	FNMA, Pool #334593, 7.000%, 5/1/24	6,366
60,886	FNMA, Pool #546474, 7.000%, 1/1/15	61,675
1	FNMA, Pool #6222, 9.000%, 4/1/16	1
148,828	FNMA, Pool #665773, 7.500%, 6/1/31	175,282
201,769	FNMA, Pool #735484, 5.000%, 5/1/35	218,180
221,116	FNMA, Pool #AL0302, 5.000%, 4/1/24	239,181
1,264	GNMA, Pool #2707, 5.500%, 1/20/14	1,381
1,180	GNMA, Pool #2802, 5.500%, 7/20/14	1,289
16,307	GNMA, Pool #2843, 5.500%, 11/20/14	17,818
41,556	GNMA, Pool #344233, 8.000%, 2/15/23	48,607

44

Touchstone Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed Obligations — 4.2% (Continued)
$113,536	GNMA, Pool #345123,
	8.000%, 12/15/23	$134,565
2,893	GNMA, Pool #462486, 6.500%, 1/15/13	2,974
22,621	GNMA, Pool #569337, 6.500%, 4/15/22	25,837
44,504	GNMA, Pool #578189, 6.000%, 2/15/32	50,647
48,418	GNMA, Pool #780322,
	8.000%, 11/15/22	56,292
16,570	GNMA, Pool #780327,
	8.000%, 11/15/17	18,681
7,352	GNMA, Pool #780604, 7.000%, 7/15/12	7,362
36,270	GNMA, Pool #814, 8.000%, 8/20/17	40,150
8,138	GNMA, Pool #8426,
	3.000%, 11/20/18(A)	8,510
176,416	GNMA, Pool #894160,
	2.189%, 6/20/61(A)	184,492
	Total U.S. Government
	Mortgage-Backed Obligations	$2,015,230

	U.S. Government Agency Obligations — 4.5%
260,000	FNMA, 5.250%, 8/1/12	264,144
141,647	Small Business Administration
	Participation Certificates,
	5.800%, 12/1/18	153,893
128,081	Small Business Administration
	Participation Certificates,
	6.070%, 3/1/22	142,073
152,023	Small Business Administration
	Participation Certificates,
	6.140%, 1/1/22	168,973
154,182	Small Business Administration
	Participation Certificates, Ser
	2008-10B, Class 1, 4.580%, 3/1/18	164,371
297,934	Small Business Administration Pools,
	503795, 0.750%, 6/25/22(A)	298,937
196,630	Small Business Administration Pools,
	506207, 1.000%, 11/25/14(A)	196,463
130,835	Small Business Administration Pools,
	507442, 3.625%, 5/25/16(A)	134,503
394,010	Small Business Administration Pools,
	507682, 0.650%, 1/25/26(A)	394,518
242,868	United States Small Business Administration,
	4.504%, 2/1/14	250,237
	Total U.S. Government Agency Obligations	$2,168,112

	Agency Collateralized Mortgage Obligations — 7.2%
219,083	FHLMC REMICS, Ser -2510, Class TA,
	4.000%, 6/15/32	230,478
357,821	FNMA REMICS, Ser 2003-119, Class PU,
	4.000%, 11/25/33	371,060
187,312	FNMA REMICS, Ser 2003-19, Class ME,
	4.000%, 1/25/33	194,440
324,660	FNMA REMICS, Ser 2003-42, Class CA,
	4.000%, 5/25/33	344,643
92,237	FNMA REMICS, Ser 2003-66, Class AP,
	3.500%, 11/25/32	95,717
429,637	GNMA, Ser 2002-72, Class AB,
	4.500%, 10/20/32	476,026
41,577	GNMA, Ser 2003-43, Class B,
	4.374%, 4/16/33	41,891
127,018	GNMA, Ser 2004-12, Class BA,
	4.807%, 8/16/32	129,920
27,099	GNMA, Ser 2004-6, Class B,
	3.949%, 7/16/33	27,504
145,516	GNMA, Ser 2004-78, Class C,
	4.658%, 4/16/29	148,533
72,126	GNMA, Ser 2004-97, Class AB,
	3.084%, 4/16/22	72,176
124,286	GNMA, Ser 2005-76, Class A,
	3.963%, 5/16/30	127,259
421,948	GNMA, Ser 2011-161, Class A,
	1.738%, 1/16/34	425,013
364,351	GNMA, Ser 2012-27, Class A,
	1.614%, 7/16/39	362,274
364,974	NCUA Guaranteed Notes, Ser 2010-C1,
	Class A1, 1.600%, 10/29/20	368,921
	Total Agency Collateralized
	Mortgage Obligations	$3,415,855

	Municipal Bonds — 3.5%
	California — 0.4%
180,000	Southern California Public Power
	Authority, Rev, Ser 2010-B, 3.326%,
	7/1/14	186,448

	Connecticut — 0.9%
425,000	State of Connecticut, Ser A, UTGO,
	1.110%, 5/15/18(A)	424,269

	District of Columbia — 0.4%
210,000	District of Columbia, Ser 2010, UTGO,
	2.585%, 6/1/13	213,700

	Louisiana — 0.8%
357,318	Louisiana Local Government
	Environmental Facilities & Community Development
	Authority, 1.520%, 2/1/18	358,294

	Maine — 0.4%
200,000	Maine State Housing Authority Energy
	Housing & Tax, Ser 2, 1.728%, 6/15/12	200,070

	Minnesota — 0.6%
300,000	Michigan State Strategic Fund, Waste
	Management, Inc. Project, 3.200%, 8/1/27(A)	308,100

45

Touchstone Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Municipal Bonds — 3.5% (Continued)

	Minnesota — 0.6% (Continued)
	Total Municipal Bonds	$1,690,881

	Asset-Backed Securities — 35.8%
$480,000	American Express Credit Account
	Master Trust, Ser 2005-4, Class A,
	0.312%, 1/15/15(A)	480,010
310,000	American Express Credit Account
	Master Trust, Ser 2010-1, Class A,
	0.492%, 11/16/15(A)	310,652
400,000	AmeriCredit Automobile Receivables
	Trust, Ser 2010-3, Class A3,
	1.140%, 4/8/15	401,314
385,000	AmeriCredit Automobile Receivables
	Trust, Ser 2011-4, Class A3,
	1.170%, 5/9/16	385,634
285,000	AmeriCredit Automobile Receivables
	Trust, Ser 2012-1, Class B,
	1.730%, 2/8/17	285,235
365,000	Capital One Multi-Asset Execution
	Trust, Ser 2007-A7, Class A7,
	5.750%, 7/15/20	434,065
225,000	CarMax Auto Owner Trust, Ser 2012-1,
	Class A3, 0.890%, 9/15/16	224,753
58,365	Chrysler Financial Auto Securitization
	Trust, Ser 2009-A, Class A3,
	2.820%, 1/15/16	58,667
200,000	Citibank Omni Master Trust, Ser
	2009-A13, Class A13, 144a,
	5.350%, 8/15/18	219,519
815,000	Citibank Omni Master Trust, Ser
	2009-A17, Class A17, 144a,
	4.900%, 11/15/18	892,354
185,746	CNH Equipment Trust, Ser 2009-B,
	Class A4, 5.170%, 10/15/14	188,831
215,000	CNH Equipment Trust, Ser 2010-A,
	Class A4, 2.490%, 1/15/16	219,461
425,000	CNH Equipment Trust, Ser 2011-C,
	Class A3, 1.190%, 12/15/16	427,978
179,519	College & University Facility Loan
	Trust, Ser -2, Class D, 4.000%, 6/1/18	179,519
215,000	Dominos Pizza Master Issuer LLC, Ser
	2012-1A, Class A2, 144a,
	5.216%, 1/25/42	220,193
465,000	Ford Credit Auto Lease Trust, Ser
	2012-A, Class A3, 0.850%, 1/15/15	464,914
140,000	Ford Credit Auto Owner Trust, Ser
	2009-B, Class A4, 4.500%, 7/15/14	143,972
405,000	GE Capital Credit Card Master Note
	Trust, Ser 2010-3, Class A,
	2.210%, 6/15/16	412,796
430,000	GE Capital Credit Card Master Note
	Trust, Ser 2012-1, Class A,
	1.030%, 1/15/18	431,865
185,554	GE Equipment Midticket LLC, Ser
	2010-1, Class A3, 144a,
	0.940%, 7/14/14	185,638
440,000	GE Equipment Small Ticket LLC, Ser
	2011-1A, Class A3, 144a,
	1.450%, 1/21/18	442,113
275,000	GE Equipment Small Ticket LLC, Ser
	2011-2A, Class A3, 144a,
	1.370%, 6/22/15	275,986
445,000	GE Equipment Transportation LLC, Ser
	2012-1, Class A4, 1.230%, 1/22/20	445,803
280,000	Great America Leasing Receivables,
	Ser 2009-1, Class A4, 144a,
	3.190%, 12/15/13	284,125
420,000	Great America Leasing Receivables,
	Ser 2011-1, Class A3, 144a,
	1.690%, 2/15/14	421,734
137,584	Harley-Davidson Motorcycle Trust, Ser
	2008-1, Class A4, 4.900%, 12/15/13	138,734
275,000	Harley-Davidson Motorcycle Trust, Ser
	2010-1, Class A4, 1.530%, 9/15/15	277,699
360,000	Harley-Davidson Motorcycle Trust, Ser
	2011-1, Class A3, 0.960%, 5/16/16	360,850
430,000	Harley-Davidson Motorcycle Trust, Ser
	2011-1, Class A4, 1.310%, 3/15/17	431,365
280,547	Huntington Auto Trust, Ser 2009-1A,
	Class A4, 144a, 5.730%, 1/15/14	283,504
195,326	MMAF Equipment Finance LLC, Ser
	2009-AA, Class A3, 144a,
	2.370%, 11/15/13	196,009
275,000	MMAF Equipment Finance LLC, Ser
	2009-AA, Class A4, 144a,
	3.510%, 1/15/30	284,185
425,000	Nissan Auto Lease Trust, Ser 2012-A,
	Class A3, 0.980%, 5/15/15	425,373
24,698	PG&E Energy Recovery Funding LLC,
	Ser 2005-1, Class A4,
	4.370%, 6/25/14	24,922
40,007	RSB Bondco. LLC, Ser 2007-A, Class A1,
	5.470%, 10/1/14	40,432
550,000	Santander Consumer Acquired
	Receivables Trust, Ser 2011-WO,
	Class A3, 144a, 1.400%, 10/15/14	551,329
420,000	Santander Drive Auto Receivables
	Trust, Ser 2010-1, Class A3,
	1.840%, 11/17/14	423,364
44,191	Santander Drive Auto Receivables
	Trust, Ser 2010-3, Class A2,
	0.930%, 6/17/13	44,196
325,000	Santander Drive Auto Receivables
	Trust, Ser 2011-1, Class A3,
	1.280%, 1/15/15	326,460

46

Touchstone Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 35.8% (Continued)
$240,000	Santander Drive Auto Receivables
	Trust, Ser 2012-1, Class A3,
	1.490%, 10/15/15	$241,004
290,000	Santander Drive Auto Receivables
	Trust, Ser 2012-2, Class B,
	2.090%, 8/15/16	290,443
173,997	Small Business Administration
	Participation Certificates, Ser
	2003-20E, Class 1, 4.640%, 5/1/23	188,912
198,178	Small Business Administration
	Participation Certificates, Ser
	2004-20B, Class 1, 4.720%, 2/1/24	216,282
196,568	Small Business Administration
	Participation Certificates, Ser
	2005-20G, Class 1, 4.750%, 7/1/25	215,791
155,848	Small Business Administration
	Participation Certificates, Ser
	2007-10E, Class 1, 5.250%, 9/1/17	166,698
331,500	Sonic Capital LLC, Ser 2011-1A, Class
	A2, 144a, 5.438%, 5/20/41	345,400
142,011	Tax Liens Securitization Trust, Ser
	2010-1A, Class 1A2, 144a,
	2.000%, 4/15/18	140,946
67,209	Tax Liens Securitization Trust, Ser
	2010-1A, Class 2A2, 144a,
	2.000%, 4/15/18	66,705
245,125	Textainer Marine Containers Ltd., Ser
	2011-1A, Class A, 144a,
	4.700%, 6/15/26	250,028
80,661	United States Small Business Adminis-
	tration, Ser 2005-P10A, Class 1,
	4.638%, 2/10/15	85,657
135,684	United States Small Business Adminis-
	tration, Ser 2006-P10A, Class 1,
	5.408%, 2/10/16	147,122
237,963	United States Small Business Adminis-
	tration, Ser 2007-P10B, Class 1,
	5.788%, 8/10/17	263,813
215,000	Volkswagen Auto Lease Trust, Ser
	2011-A, Class A3, 1.200%, 10/20/14	216,701
350,000	Volvo Financial Equipment LLC, Ser
	2012-1A, Class A4, 144a,
	1.090%, 8/15/17	350,538
405,000	Westlake Automobile Receivables
	Trust, Ser 2011-1A, Class A3, 144a,
	1.490%, 6/16/14	405,845
410,000	World Financial Network Credit Card
	Master Trust, Ser 2009-B, Class A,
	3.790%, 5/15/16	413,713
370,000	World Financial Network Credit Card
	Master Trust, Ser 2009-D, Class A,
	4.660%, 5/15/17	387,685
385,000	World Financial Network Credit Card
	Master Trust, Ser 2010-A, Class A,
	3.960%, 4/15/19	415,552
	Total Asset-Backed Securities	$17,054,388

		Market
Shares		Value

	Investment Fund — 0.7%
313,577	Touchstone Institutional Money
	Market Fund^	$313,577

	Total Investment Securities —99.6%
	(Cost $46,941,187)	$47,527,663

	Other Assets in Excess
	of Liabilities — 0.4%	173,522

	Net Assets — 100.0%	$47,701,185

(A)	Variable rate security - the rate reflected is the rate in effect as of March 31, 2012.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

MTN -Medium Term Note

NCUA - National Credit Union Administration

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

UTGO - Unlimited Tax General Obligation

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities were valued at $8,644,745 or 18.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

47

Touchstone Short Duration Fixed Income Fund (Continued)

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$9,643,908	$—	$9,643,908
U.S. Treasury Obligations	—	2,504,632	—	2,504,632
Commercial Mortgage-Backed Securities	—	8,054,128	—	8,054,128
Non-Agency Collateralized Mortgage Obligations	—	666,952	—	666,952
U.S. Government Mortgage-Backed Obligations	—	2,015,230	—	2,015,230
U.S. Government Agency Obligations	—	2,168,112	—	2,168,112
Agency Collateralized Mortgage Obligations	—	3,415,855	—	3,415,855
Municipal Bonds	—	1,690,881	—	1,690,881
Asset-Backed Securities	—	17,054,388	—	17,054,388
Investment Fund	313,577	—	—	313,577
				$47,527,663

See accompanying Notes to Financial Statements.

48

Portfolio of Investments

Touchstone Small Cap Core Fund – March 31, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.0%

Industrials — 20.7%
Alexander & Baldwin, Inc.	292,147	$14,154,522
Corrections Corp. of America*	386,019	10,542,179
First Industrial Realty Trust, Inc. REIT*	542,763	6,703,123
Kaman Corp.	261,200	8,867,740
Knoll, Inc.	210,258	3,498,693
Old Dominion Freight Line, Inc.*	336,445	16,038,333
Tredegar Corp.	478,620	9,376,166
		69,180,756

Financials — 20.5%
Alleghany Corp.*	16,912	5,565,739
Eaton Vance Corp.	455,387	13,014,960
Hatteras Financial Corp. REIT	267,830	7,472,457
MBIA, Inc.†*	922,494	9,040,441
Montpelier Re Holdings Ltd.	491,341	9,492,708
Tejon Ranch Co.*	260,234	7,453,102
UDR, Inc. REIT	276,506	7,385,475
White Mountains Insurance Group Ltd.*	17,514	8,787,124
		68,212,006

Consumer Discretionary — 14.4%
American Eagle Outfitters, Inc.	350,115	6,018,477
Cabela's, Inc.*	457,039	17,436,038
Hasbro, Inc.	80,559	2,958,126
Service Corp. International	1,052,215	11,847,941
Sturm Ruger & Co., Inc.	197,137	9,679,427
		47,940,009

Consumer Staples — 11.1%
Energizer Holdings, Inc.*	85,573	6,347,805
Nu Skin Enterprises, Inc.	272,559	15,783,892
Pricesmart, Inc.	204,369	14,880,107
		37,011,804

Materials — 10.4%
Albemarle Corp.	238,313	15,232,967
Martin Marietta Materials, Inc.†	66,758	5,716,488
NewMarket Corp.	72,494	13,585,376
		34,534,831

Information Technology — 8.6%
Advent Software, Inc.*	289,020	7,398,912
Micrel, Inc.	831,311	8,529,251
ValueClick, Inc.*	647,901	12,789,566
		28,717,729

Energy — 7.9%
Atwood Oceanics, Inc.*	325,261	14,600,966
Kinder Morgan Management LLC†*	132,378	9,879,398
World Fuel Services Corp.	47,480	1,946,680
		26,427,044

Health Care — 3.4%
Owens & Minor, Inc.	102,784	3,125,661
Tenet Healthcare Corp.*	1,575,894	8,367,997
		11,493,658
Total Common Stocks		$323,517,837

Investment Funds — 9.4%
Invesco Liquid Assets Portfolio**	22,354,628	22,354,628
Touchstone Institutional Money Market Fund^	8,838,461	8,838,461
Total Investment Funds		$31,193,089

Total Investment Securities —106.4%
(Cost $300,544,051)		$354,710,926

Liabilities in Excess of Other Assets — (6.4%)		(21,354,778)

Net Assets — 100.0%		$333,356,148

†	All or a portion of the security is on loan. The total value of the securites on loan as of March 31, 2012 was $21,723,708.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	AffiliatedFund,sub-advisedbyFortWashingtonInvestment Advisors, Inc. See Note 4 in Notes to Financial Statements.

Portfolio Abbreviations:

LLC- Limited Liability Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$323,517,837	$—	$—	$323,517,837
Investment Funds	31,193,089	—	—	31,193,089
				$354,710,926

See accompanying Notes to Financial Statements.

49

Portfolio of Investments

Touchstone Small Cap Value Fund – March 31, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.2%

Financials — 30.1%
American Assets Trust, Inc. REIT	11,469	$261,493
Astoria Financial Corp.	13,580	133,899
Brookline Bancorp, Inc.	46,160	432,519
Capitol Federal Financial, Inc.	52,327	620,598
Chesapeake Lodging Trust REIT	21,940	394,262
Cohen & Steers, Inc.†	14,760	470,844
Dime Community Bancshares, Inc.	11,550	168,746
Evercore Partners, Inc. - Class A	19,445	565,266
First American Financial Corp.	35,620	592,361
Flagstone Reinsurance Holdings SA	74,090	583,088
Greenhill & Co., Inc.	18,190	793,812
Hanover Insurance Group, Inc. (The)	9,860	405,443
Healthcare Realty Trust, Inc. REIT	16,814	369,908
Hercules Technology Growth Capital, Inc.	51,729	573,157
Iberiabank Corp.	6,641	355,094
Infinity Property & Casualty Corp.	4,560	238,625
KBW, Inc.	47,000	869,500
Manning & Napier, Inc.	32,080	471,576
Medical Properties Trust, Inc. REIT	46,791	434,220
Potlatch Corp. REIT	27,520	862,477
Sterling Bancorp/NY	30,345	291,009
UMB Financial Corp.	5,720	255,884
Washington Federal, Inc.	24,560	413,099
		10,556,880

Industrials — 20.9%
Apogee Enterprises, Inc.	30,068	389,381
Brady Corp. - Class A	11,565	374,128
Briggs & Stratton Corp.	14,410	258,371
Con-way, Inc.	25,060	817,207
G&K Services, Inc. - Class A	5,825	199,215
Harsco Corp.	27,210	638,347
Knight Transportation, Inc.	49,800	879,468
Knoll, Inc.	25,900	430,976
Lennox International, Inc.	10,310	415,493
McGrath Rentcorp	5,749	184,600
Regal-Beloit Corp.	6,020	394,611
Resources Connection, Inc.	70,105	984,975
Steelcase, Inc. - Class A	52,970	508,512
United Stationers, Inc.	15,130	469,485
Universal Forest Products, Inc.	11,080	382,038
		7,326,807

Consumer Discretionary — 14.7%
Chico's FAS, Inc.	27,260	411,626
Columbia Sportswear Co.	11,750	557,538
Cooper Tire & Rubber Co.	24,250	369,085
Fred's, Inc. - Class A	14,289	208,762
Hillenbrand, Inc.	18,480	424,116
Jones Group, Inc. (The)	78,652	987,869
MDC Holdings, Inc.	19,570	504,710
Meredith Corp.†	19,975	648,388
Regis Corp.	24,750	456,142
Sotheby's	9,230	363,108
Stewart Enterprises, Inc. - Class A	39,080	237,216
		5,168,560

Materials — 11.6%
AK Steel Holding Corp.†	81,530	616,367
AMCOL International Corp.	18,450	544,090
Cabot Corp.	4,390	187,365
Commercial Metals Co.	56,580	838,516
Eagle Materials, Inc.	3,205	111,374
Globe Specialty Metals, Inc.	40,300	599,261
HB Fuller Co.	4,515	148,227
Kaiser Aluminum Corp.	7,685	363,193
PolyOne Corp.	47,200	679,680
		4,088,073

Information Technology — 9.2%
ADTRAN, Inc.	8,820	275,097
Brooks Automation, Inc.	31,450	387,778
Cohu, Inc.	34,566	393,015
Intersil Corp. - Class A	74,430	833,616
Methode Electronics, Inc.	45,720	424,282
Micrel, Inc.	74,935	768,833
Tessera Technologies, Inc.*	7,760	133,860
		3,216,481

Health Care — 4.0%
Meridian Bioscience, Inc.	33,065	640,800
STERIS Corp.	24,340	769,631
		1,410,431

Energy — 3.8%
Bristow Group, Inc.	16,155	771,078
Delek US Holdings, Inc.	9,100	141,141
Tsakos Energy Navigation Ltd.	48,190	418,289
		1,330,508

Consumer Staples — 1.4%
Fresh Del Monte Produce, Inc.	22,270	508,647

Telecommunication Services — 0.5%
NTELOS Holdings Corp.	7,673	158,831
Total Common Stocks		$33,765,218

Investment Funds — 8.0%
Invesco Liquid Assets Portfolio**	1,586,167	1,586,167
Touchstone Institutional Money Market Fund^	1,203,896	1,203,896
Total Investment Funds		$2,790,063

Total Investment Securities —104.2%
(Cost $33,805,442)		$36,555,281

Liabilities in Excess of Other Assets — (4.2%)		(1,466,167)

Net Assets — 100.0%		$35,089,114

50

Touchstone Small Cap Value Fund (Continued)

†	All or a portion of the security is on loan. The total value of the securites on loan as of March 31, 2012 was $1,562,351.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4 in Notes to Financial Statements.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$33,765,218	$—	$—	$33,765,218
Investment Funds	2,790,063	—	—	2,790,063
				$36,555,281

See accompanying Notes to Financial Statements.

51

Portfolio of Investments

Touchstone Total Return Bond Fund – March 31, 2012 (Unaudited)

Principal		Market
Amount		Value

	U.S. Government Agency Obligations — 1.6%
$5,787	FHA Reilly, 6.840%, 6/1/14	$5,413
29,084	FHA USGI, 7.430%, 8/1/23	29,084
265,441	Small Business Administration
	Participation Certificates,
	5.340%, 11/1/21	289,939
78,061	Small Business Administration
	Participation Certificates,
	6.150%, 2/1/18	84,949
5,758	Small Business Administration
	Participation Certificates,
	7.400%, 8/1/12	5,894
550,000	Tennessee Valley Authority,
	4.650%, 6/15/12	613,192
	Total U.S. Government Agency
	Obligations	$1,028,471

	U.S. Treasury Obligations — 10.5%
1,900,000	U.S. Treasury Note, 0.750%, 3/31/13	1,909,796
2,600,000	U.S. Treasury Note, 3.625%, 2/15/21	2,943,281
1,000,000	U.S. Treasury Strip, Principal,
	0.000%, 8/15/25#	669,384
1,150,000	U.S. Treasury Strip, Principal,
	0.000%, 8/15/30#	622,707
1,330,000	U.S. Treasury Strip, Principal,
	0.000%, 8/15/35#	585,278
	Total U.S. Treasury Obligations	$6,730,446

	Corporate Bonds — 27.0%

	Financials — 7.8%
350,000	Ally Financial, Inc., 6.875%, 8/28/12	355,370
270,000	Delphi Financial Group, Inc.,
	7.875%, 1/31/20	315,564
881,035	EJM Airport LLC, 6.271%, 5/15/20	1,020,776
550,000	Ford Motor Credit Co. LLC,
	5.625%, 9/15/15	584,898
495,000	General Electric Capital Corp. MTN,
	5.625%, 5/1/18	573,748
440,000	National Rural Utilities Cooperative
	Finance Corp., 10.375%, 11/1/18	638,144
150,000	Private Export Funding Corp.,
	4.300%, 12/15/21	172,062
500,000	Provident Cos, Inc., 7.000%, 7/15/18	532,824
475,000	USB Capital IX, 3.500%, 12/31/49(A)	366,168
475,000	Wachovia Capital Trust III,
	5.570%, 12/31/49(A)	448,875
		5,008,429

	Industrials — 7.7%
71,833	Astro Offshore Corp.,
	6.000%, 12/20/19	81,068
122,000	Canal Barge Co., Inc., 4.500%, 11/12/34	141,760
402,687	Continental Airlines 2000-2 Class A-1
	Pass Through Trust, 7.707%, 4/2/21	435,385
300,000	CSX Transportation, Inc.,
	6.550%, 6/15/13	319,655
643,422	Delta Air Lines 2010-2 Class A Pass
	Through Trust, 4.950%, 5/23/19	678,810
350,250	Federal Express Corp. 1998 Pass
	Through Trust, 6.845%, 1/15/19	395,783
95,741	Federal Express Corp. 1999 Pass
	Through Trust, 7.650%, 1/15/22	115,847
354,000	Kansas City Southern Railway,
	8.000%, 6/1/15	371,700
208,000	Matson Navigation Co., Inc.,
	5.337%, 9/4/28	237,923
495,942	Southwest Airlines Co. 2007-1 Pass
	Through Trust, 6.150%, 8/1/22	562,894
184,301	Sterling Equipment, 6.125%, 9/28/19	202,407
151,960	Union Pacific Railroad Co. 2001 Pass
	Through Trust, 6.630%, 1/27/22	172,566
599,295	Union Pacific Railroad Co. 2006 Pass
	Through Trust, 5.866%, 7/2/30	690,957
489,000	Vessel Management Services, Inc.,
	5.125%, 4/16/35	573,510
		4,980,265

	Utilities — 5.6%
266,667	Bruce Mansfield Unit, 6.850%, 6/1/34	285,001
450,000	California Water Service Co.,
	5.500%, 12/1/40	505,337
600,000	Commonwealth Edison Co.,
	5.900%, 3/15/36	728,047
650,000	Dominion Resources, Inc./VA,
	2.770%, 9/30/66(A)	567,713
280,000	Entergy Louisiana LLC,
	4.440%, 1/15/26	295,435
375,000	Nevada Power Co., 5.875%, 1/15/15	421,629
190,000	Nevada Power Co., 6.500%, 8/1/18	233,924
550,000	NextEra Energy Capital Holdings, Inc.,
	6.350%, 10/1/66(A)	561,000
		3,598,086

	Consumer Staples — 2.0%
558,199	American Airlines 2011-1 Class B Pass
	Through Trust, 144a,
	7.000%, 1/31/18	547,035
514,339	CVS Pass-Through Trust,
	6.036%, 12/10/28	563,916
124,622	CVS Pass-Through Trust, 144a,
	7.507%, 1/10/32	149,271
		1,260,222

	Consumer Discretionary — 1.5%
325,000	PulteGroup, Inc., 5.250%, 1/15/14	334,750
625,000	Royal Caribbean Cruises Ltd.,
	7.000%, 6/15/13	653,125
		987,875

	Energy — 1.0%
103,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20	104,802

52

Touchstone Total Return Bond Fund (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 27.0% (Continued)

	Energy — (Continued)
$400,000	Chesapeake Energy Corp.,
	6.875%, 11/15/20	$413,000
157,135	Rowan Cos, Inc., 2.800%, 10/20/13	158,466
		676,268

	Health Care — 0.7%
425,000	HCA, Inc., 7.250%, 9/15/20	462,719

	Transportation — 0.7%
335,000	Totem Ocean Trailer Express, Inc.,
	6.365%, 4/15/28	431,751
	Total Corporate Bonds	$17,405,615

	U.S. Government Mortgage-Backed
	Obligations — 23.1%
500,000	FHLMC, 3.750%, 3/27/12	561,040
237,775	FNMA, Pool #465711, 4.680%, 8/1/28	256,563
769,580	FNMA, Pool #745275, 5.000%, 2/1/36	832,174
711,427	FNMA, Pool #745418, 5.500%, 4/1/36	778,707
121,478	FNMA, Pool #874210, 5.260%, 1/1/25	138,603
56,443	FNMA, Pool #888829, 5.832%, 6/1/37	64,481
235,175	FNMA, Pool #889507, 6.000%, 5/1/38	259,348
50,193	FNMA, Pool #926050, 5.000%, 4/1/38	54,259
167,660	FNMA, Pool #929317, 5.500%, 3/1/38	183,621
104,055	FNMA, Pool #931293, 6.000%, 6/1/39	117,463
151,643	FNMA, Pool #958736, 4.940%, 5/1/19	169,805
8,439	FNMA, Pool #995196, 6.000%, 7/1/38	9,323
201,547	FNMA, Pool #AA3414, 4.500%, 3/1/39	214,431
749,806	FNMA, Pool #AB1152, 4.000%, 6/1/25	794,897
435,887	FNMA, Pool #AD0101, 4.879%, 7/1/19	490,482
523,008	FNMA, Pool #AD0166, 4.876%, 8/1/19	588,602
169,687	FNMA, Pool #AD0342, 4.639%, 10/1/19	190,225
195,808	FNMA, Pool #AD0786, 4.501%, 1/1/20	218,613
171,410	FNMA, Pool #AD0910, 4.601%, 4/1/20	188,512
235,758	FNMA, Pool #AD1608, 4.000%, 2/1/25	249,936
235,556	FNMA, Pool #AD1656, 4.500%, 3/1/40	250,909
563,089	FNMA, Pool #AE0209, 4.331%, 6/1/20	625,574
869,679	FNMA, Pool #AE0446, 4.086%, 9/1/20	953,717
909,165	FNMA, Pool #AE2771, 3.500%, 8/1/26	961,279
94,546	FNMA, Pool #AE8073, 4.000%, 12/1/40	100,153
1,199,934	FNMA, Pool #AE8886, 3.500%, 12/1/25	1,259,715
614,345	FNMA, Pool #AH1519, 3.500%, 12/1/25	644,952
88,945	FNMA, Pool #AH6574, 4.000%, 3/1/41	94,387
248,940	GNMA, Pool #3665, 5.500%, 1/20/35	278,273
102,815	GNMA, Pool #4441, 5.000%, 5/20/39	110,720
989,515	GNMA, Pool #5276, 3.000%, 1/20/27	1,048,534
293,237	GNMA, Pool #751408, 4.826%, 6/20/61	328,013
763,699	GNMA, Pool #751409, 4.626%, 7/20/61	840,519
331,441	GNMA, Pool #756686, 4.697%, 9/20/61	370,357
561,498	GNMA, Pool #757327, 4.295%, 7/20/61	620,945
	Total U.S. Government
	Mortgage-Backed Obligations	$14,849,132

	Commercial Mortgage-Backed Securities — 5.0%
525,000	Citigroup Commercial Mortgage Trust,
	Ser 2007-C6, Class A4,
	5.696%, 12/10/49(A)	598,736
505,000	Citigroup/Deutsche Bank Commercial
	Mortgage Trust, Ser 2006-CD3,
	Class AJ, 5.688%, 10/15/48	332,614
550,000	Greenwich Capital Commercial
	Funding Corp., Ser 2005-GG5, Class
	A5, 5.224%, 4/10/37(A)	599,323
200,000	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2005-LDP4, Class AM,
	4.999%, 10/15/42(A)	213,502
506,615	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2006-CB17, Class A3,
	5.450%, 12/12/43	521,920
380,000	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2007-LDPX, Class A3S,
	5.317%, 1/15/49	395,193
550,000	Merrill Lynch/Countrywide
	Commercial Mortgage Trust, Ser
	2006-3, Class AM,
	5.456%, 7/12/46(A)	562,888
	Total Commercial
	Mortgage-Backed Securities	$3,224,176

	Agency Collateralized Mortgage
	Obligations — 9.1%
226,505	Federal Agricultural Mortgage Corp.,
	Ser AM-1003, Class 1,
	6.773%, 4/25/13(A)	234,213
685,000	GNMA, Ser 2008-39, Class B,
	4.549%, 6/16/28	714,946
282,743	GNMA, Ser 2009-114, Class A,
	3.103%, 12/16/38	292,187
475,000	GNMA, Ser 2009-27, Class B,
	4.353%, 2/16/41	513,188
148,975	GNMA, Ser 2009-4, Class A,
	3.813%, 11/16/37	154,950
505,029	GNMA, Ser 2009-86, Class A,
	3.536%, 9/16/35	528,900
353,798	GNMA, Ser 2010-49, Class A,
	2.870%, 3/16/51	365,784
744,504	GNMA, Ser 2011-147, Class A,
	2.174%, 7/16/38	757,533
1,272,989	GNMA, Ser 2011-31, Class A,
	2.210%, 12/16/35	1,296,753
979,399	GNMA, Ser 2011-47, Class A,
	2.070%, 4/16/32	993,927
	Total Agency Collateralized
	Mortgage Obligations	$5,852,381

53

Touchstone Total Return Bond Fund (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 21.4%
$151,253	Burlington Northern and Santa Fe
	Railway Co. 1998-C Pass Through
	Trust, 6.230%, 7/2/18	$169,036
118,290	Burlington Northern and Santa Fe
	Railway Co. 2004-1 Pass Through
	Trust, 4.575%, 1/15/21	128,087
650,499	CenterPoint Energy Transition Bond
	Co. LLC, Ser 2009-1, Class A1,
	1.833%, 2/15/16	663,311
575,000	FPL Recovery Funding LLC, Ser
	2007-A, Class A4, 5.256%, 8/1/21	672,379
117,903	Oncor Electric Delivery Transition
	Bond Co. LLC, Ser 2003-1, Class A3,
	4.950%, 2/15/15	120,690
181,899	Small Business Administration
	Participation Certificates, Ser
	2000-20K, Class 1, 7.220%, 11/1/20	202,876
131,054	Small Business Administration
	Participation Certificates, Ser
	2001-20A, Class 1, 6.290%, 1/1/21	144,869
271,760	Small Business Administration
	Participation Certificates, Ser
	2002-20H, Class 1, 5.310%, 8/1/22	298,116
21,525	Small Business Administration
	Participation Certificates, Ser
	2003-10B, Class 1, 3.390%, 3/1/13	21,750
434,428	Small Business Administration
	Participation Certificates, Ser
	2003-20B, Class 1, 4.840%, 2/1/23	473,457
167,910	Small Business Administration
	Participation Certificates, Ser
	2003-20D, Class 1, 4.760%, 4/1/23	182,603
114,458	Small Business Administration
	Participation Certificates, Ser
	2004-20D, Class 1, 4.770%, 4/1/24	124,999
808,635	Small Business Administration
	Participation Certificates, Ser
	2004-20K, Class 1, 4.880%, 11/1/24	887,217
132,001	Small Business Administration
	Participation Certificates, Ser
	2005-10E, Class 1, 4.540%, 9/1/15	137,583
380,884	Small Business Administration
	Participation Certificates, Ser
	2005-20B, Class 1, 4.625%, 2/1/25	414,524
506,349	Small Business Administration
	Participation Certificates, Ser
	2005-20H, Class 1, 5.110%, 8/1/25	560,524
426,418	Small Business Administration
	Participation Certificates, Ser
	2006-20B, Class 1, 5.350%, 2/1/26	477,047
243,583	Small Business Administration
	Participation Certificates, Ser
	2006-20H, Class 1, 5.700%, 8/1/26	274,481
361,298	Small Business Administration
	Participation Certificates, Ser
	2006-20K, Class 1, 5.360%, 11/1/26	403,619
187,289	Small Business Administration
	Participation Certificates, Ser
	2006-20L, Class 1, 5.120%, 12/1/26	208,484
675,657	Small Business Administration
	Participation Certificates, Ser
	2007-20A, Class 1, 5.320%, 1/1/27	756,497
206,128	Small Business Administration
	Participation Certificates, Ser
	2007-20E, Class 1, 5.310%, 5/1/27	230,578
443,208	Small Business Administration
	Participation Certificates, Ser
	2007-20F, Class 1, 5.710%, 6/1/27	501,162
117,189	Small Business Administration
	Participation Certificates, Ser
	2007-20I, Class 1, 5.560%, 9/1/27	132,099
440,187	Small Business Administration
	Participation Certificates, Ser
	2007-20L, Class 1, 5.290%, 12/1/27	492,672
926,001	Small Business Administration
	Participation Certificates, Ser
	2008-20A, Class 1, 5.170%, 1/1/28	1,043,703
956,035	Small Business Administration
	Participation Certificates, Ser
	2009-20B, Class 1, 4.760%, 2/1/29	1,062,875
1,000,391	Small Business Administration
	Participation Certificates, Ser
	2009-20C, Class 1, 4.660%, 3/1/29	1,100,482
215,889	Small Business Administration
	Participation Certificates, Ser
	2009-20D, Class 1, 4.310%, 4/1/29	232,016
236,897	Small Business Administration
	Participation Certificates, Ser
	2009-20E, Class 1, 4.430%, 5/1/29	261,711
115,749	Small Business Administration
	Participation Certificates, Ser
	2009-20F, Class 1, 4.950%, 6/1/29	128,824
436,834	Small Business Administration
	Participation Certificates, Ser
	2009-20J, Class 1, 3.920%, 10/1/29	472,598
775,405	Small Business Administration
	Participation Certificates, Ser
	2010-20I, Class 1, 3.210%, 9/1/30	815,860
	Total Asset-Backed Securities	$13,796,729

	Sovereign Government Obligations — 0.9%
17,073	Ecuador Government AID Bond,
	7.050%, 5/1/15	18,946
475,000	Israel Government AID Bond,
	5.500%, 9/18/33	590,414
	Total Sovereign Government
	Obligations	$609,360

54

Touchstone Total Return Bond Fund (Continued)

		Market
Shares		Value

	Investment Fund — 2.1%
1,341,808	Touchstone Institutional Money
	Market Fund^	$1,341,808

	Total Investment Securities —100.7%
	(Cost $63,302,423)	64,838,118

	Liabilities in Excess of
	Other Assets — (0.7%)	(420,749)

	Net Assets — 100.0%	$64,417,369

#	Strips Security - Zero Coupon Bond.

(A)	Variable rate security - the rate reflected is the rate in effect as of March 31, 2012.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4 in Notes to Financial Statements.

Portfolio Abbreviations:

FHA - Federal Housing Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

MTN -Medium Term Note

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities were valued at $696,306 or 1.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

	Level
Description	1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$1,028,471	$—	$1,028,471
U.S. Treasury Obligations	—	6,730,446	—	6,730,446
Corporate Bonds	—	17,405,615	—	17,405,615
U.S. Government Mortgage-Backed Obligations	—	14,849,132	—	14,849,132
Commercial Mortgage-Backed Securities	—	3,224,176	—	3,224,176
Agency Collateralized Mortgage Obligations	—	5,852,381	—	5,852,381
Asset-Backed Securities	—	13,796,729	—	13,796,729
Sovereign Government Obligations	—	609,360	—	609,360
Investment Fund	1,341,808	—	—	1,341,808
				$64,838,118

See accompanying Notes to Financial Statements.

55

Portfolio of Investments

Touchstone Ultra Short Duration Fixed Income Fund – March 31, 2012 (Unaudited)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 19.7%
$2,300,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2002-2, Class C, 5.315%, 7/11/43	$2,320,801
1,324,579	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2004-6, Class A3, 4.512%, 12/10/42	1,351,134
79,323	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-2, Class A4, 4.783%, 7/10/43(A)	79,302
362,027	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-3, Class ASB, 4.589%, 7/10/43	377,159
170,805	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-4, Class A2, 4.764%, 7/10/45	170,766
3,353,707	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2006-2, Class A2, 5.713%, 5/10/45	3,352,929
571,830	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2007-1, Class A2, 5.381%, 1/15/49	571,219
1,156,113	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2007-5, Class A2, 5.434%, 2/10/51	1,165,440
1,549,385	Bear Stearns Commercial Mortgage
	Securities, Ser 2002-PBW1, Class A2,
	4.720%, 11/11/35(A)	1,559,865
1,002,300	Bear Stearns Commercial Mortgage
	Securities, Ser 2004-PWR4, Class A2,
	5.286%, 6/11/41(A)	1,039,709
515,981	Bear Stearns Commercial Mortgage
	Securities, Ser 2007-T26, Class A2,
	5.330%, 1/12/45	515,726
2,200,000	CDC Commercial Mortgage Trust, Ser
	2002-FX1, Class D, 6.005%, 5/15/35	2,205,117
2,758,803	Commercial Mortgage Asset Trust, Ser
	1999-C1, Class A4,
	6.975%, 1/17/32(A)	2,862,718
3,400,000	Commercial Mortgage Pass Through
	Certificates, Ser 2001-J2A, Class B,
	144a, 6.304%, 7/16/34	3,410,288
970,668	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 1998-C2, Class
	D, 7.130%, 11/15/30	994,383
2,272,572	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2002-CP5, Class
	A2, 4.940%, 12/15/35	2,303,449
3,075,555	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2005-C5, Class
	A3, 5.100%, 8/15/38(A)	3,125,923
993,501	Credit Suisse Mortgage Capital
	Certificates, Ser 2006-C3, Class A2,
	5.815%, 6/15/38(A)	999,565
1,313,404	Credit Suisse Mortgage Capital
	Certificates, Ser 2007-C2, Class A2,
	5.448%, 1/15/49(A)	1,334,337
3,082,599	Credit Suisse Mortgage Capital
	Certificates, Ser 2007-C5, Class A2,
	5.589%, 9/15/40	3,107,507
1,672,180	DLJ Commercial Mortgage Corp., Ser
	2000-CF1, Class B1,
	8.486%, 6/10/33(A)	1,682,631
5,952	GMAC Commercial Mortgage
	Securities, Inc., Ser 2001-C2, Class
	A2, 6.700%, 4/15/34	5,945
133,702	GMAC Commercial Mortgage
	Securities, Inc., Ser 2004-C2, Class
	A2, 4.760%, 8/10/38	133,640
1,108,363	Greenwich Capital Commercial
	Funding Corp., Ser 2003-C2, Class
	A3, 4.533%, 1/5/36	1,112,606
2,750,000	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2002-C3, Class B, 5.146%, 7/12/35(A)	2,773,664
2,750,000	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2002-CIB5, Class B,
	5.308%, 10/12/37	2,789,339
793,571	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2003-PM1A, Class A3,
	5.169%, 8/12/40(A)	808,860
367,714	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2004-CBX, Class A4,
	4.529%, 1/12/37	367,672
494,506	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2004-LN2, Class A1,
	4.475%, 7/15/41	498,970
2,183,200	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2005-CB12, Class A3A2,
	4.928%, 9/12/37	2,234,595
2,475,000	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2005-LDP4, Class A3A2,
	4.903%, 10/15/42	2,486,167
1,862,326	LB Commercial Conduit Mortgage
	Trust, Ser 2007-C3, Class A2,
	5.840%, 7/15/44(A)	1,873,639
1,012,798	LB-UBS Commercial Mortgage Trust,
	Ser 2003-C8, Class A3,
	4.830%, 6/15/13	1,029,014
1,733,789	LB-UBS Commercial Mortgage Trust,
	Ser 2005-C7, Class A2,
	5.103%, 11/15/30	1,733,827
513,096	LB-UBS Commercial Mortgage Trust,
	Ser 2006-C4, Class A2,
	5.868%, 6/15/32(A)	516,714

56

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 19.7% (Continued)
$137,288	Merrill Lynch Mortgage Trust, Ser
	2003-KEY1, Class A3,
	4.893%, 11/12/35	$140,007
419,805	Merrill Lynch/Countrywide
	Commercial Mortgage Trust, Ser
	2006-2, Class A2, 5.878%, 6/12/46(A)	431,287
3,650,000	Morgan Stanley Capital I, Ser
	2007-IQ15, Class A2,
	5.842%, 6/11/49(A)	3,673,396
159,055	Morgan Stanley Dean Witter Capital I,
	Ser 2001-TOP3, Class A4,
	6.390%, 7/15/33	158,967
4,160,000	Morgan Stanley Dean Witter Capital I,
	Ser 2003-HQ2, Class B,
	5.040%, 3/12/35	4,248,171
1,511,938	Salomon Brothers Mortgage
	Securities VII, Inc., Ser 2001-C2,
	Class G, 7.222%, 11/13/36(A)	1,548,194
103,392	Wachovia Bank Commercial Mortgage
	Trust, Ser 2003-C9, Class A3,
	4.608%, 12/15/35	104,671
1,592,325	Wachovia Bank Commercial Mortgage
	Trust, Ser 2004-C11, Class A4,
	5.030%, 1/15/41	1,615,594
2,481,849	Wachovia Bank Commercial Mortgage
	Trust, Ser 2005-C17, Class APB,
	5.037%, 3/15/42	2,569,701
1,845,724	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C33, Class A2,
	5.853%, 2/15/51(A)	1,853,330
	Total Commercial
	Mortgage-Backed Securities	$69,237,938

	U.S. Government Mortgage-Backed Obligations — 20.0%
345,690	FHLMC, Pool #1B2629,
	2.566%, 11/1/34(A)	368,168
1,248,388	FHLMC, Pool #1B7189,
	3.256%, 3/1/36(A)	1,326,332
517,593	FHLMC, Pool #1G1471,
	2.527%, 1/1/37(A)	553,036
3,057,490	FHLMC, Pool #1H1354,
	5.853%, 11/1/36(A)	3,260,353
278,828	FHLMC, Pool #1H2524,
	2.452%, 8/1/35(A)	296,003
842,887	FHLMC, Pool #1J1813,
	5.692%, 8/1/37(A)	900,826
716,928	FHLMC, Pool #1K1238,
	2.498%, 7/1/36(A)	756,953
649,390	FHLMC, Pool #1L0087,
	5.068%, 6/1/35(A)	687,162
686,504	FHLMC, Pool #1L1288,
	2.489%, 5/1/36(A)	726,852
648,295	FHLMC, Pool #1Q0080,
	2.447%, 1/1/36(A)	691,302
1,280,446	FHLMC, Pool #1Q0119,
	2.604%, 9/1/36(A)	1,373,251
1,904,403	FHLMC, Pool #1Q0187,
	2.538%, 12/1/36(A)	2,041,919
553,065	FHLMC, Pool #1Q0669,
	3.197%, 11/1/37(A)	587,839
3,078,143	FHLMC, Pool #1Q1303,
	5.582%, 11/1/36(A)	3,300,651
1,969,356	FHLMC, Pool #781515,
	2.499%, 4/1/34(A)	2,052,487
1,484,673	FHLMC, Pool #782760,
	6.006%, 11/1/36(A)	1,576,951
582,642	FHLMC, Pool #847795,
	2.447%, 4/1/35(A)	616,337
442,115	FHLMC, Pool #848088,
	2.422%, 4/1/35(A)	468,765
3,027,195	FHLMC, Pool #848539,
	5.247%, 4/1/37(A)	3,252,312
3,256,746	FHLMC, Pool #848583,
	2.492%, 1/1/36(A)	3,442,747
73,866	FHLMC, Pool #G11072,
	7.500%, 12/1/15	78,982
1,305,636	FHLMC, Pool #J10895,
	4.000%, 10/1/19	1,392,110
27,791	FNMA, Pool #519992, 7.000%, 10/1/14	29,305
19,294	FNMA, Pool #534851, 7.500%, 4/1/15	20,487
29,292	FNMA, Pool #535219, 7.500%, 3/1/15	30,897
143,688	FNMA, Pool #555646, 7.500%, 9/1/16	153,069
606,010	FNMA, Pool #679742,
	2.954%, 1/1/40(A)	640,641
168,995	FNMA, Pool #681842,
	2.250%, 2/1/33(A)	177,044
533,707	FNMA, Pool #681898,
	2.356%, 4/1/33(A)	562,942
584,699	FNMA, Pool #725245,
	2.302%, 2/1/34(A)	616,830
2,967,645	FNMA, Pool #725490,
	2.431%, 4/1/34(A)	3,121,766
1,176,464	FNMA, Pool #735439, 6.000%, 9/1/19	1,272,587
338,672	FNMA, Pool #735539,
	2.405%, 4/1/35(A)	357,718
248,750	FNMA, Pool #743207,
	2.315%, 10/1/33(A)	264,138
283,774	FNMA, Pool #745467,
	5.568%, 4/1/36(A)	303,595
579,785	FNMA, Pool #745790,
	4.465%, 8/1/36(A)	614,034
3,069,891	FNMA, Pool #761411, 4.500%, 5/1/19	3,299,115
312,368	FNMA, Pool #784365,
	2.048%, 5/1/34(A)	328,560
219,116	FNMA, Pool #804001,
	2.310%, 10/1/34(A)	231,124

57

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed Obligations — 20.0% (Continued)
$443,567	FNMA, Pool #806765,
	2.054%, 11/1/34(A)	$469,030
198,027	FNMA, Pool #809897,
	2.679%, 3/1/35(A)	211,602
862,619	FNMA, Pool #810896,
	2.055%, 1/1/35(A)	912,995
439,907	FNMA, Pool #813170,
	2.575%, 1/1/35(A)	467,890
783,272	FNMA, Pool #813714,
	2.079%, 1/1/35(A)	826,167
3,761,054	FNMA, Pool #813844,
	2.194%, 1/1/35(A)	3,968,754
2,456,287	FNMA, Pool #825395,
	2.468%, 7/1/35(A)	2,591,187
1,692,041	FNMA, Pool #827787,
	2.050%, 5/1/35(A)	1,783,228
258,331	FNMA, Pool #828480,
	2.605%, 6/1/35(A)	276,701
1,225,908	FNMA, Pool #839239,
	4.956%, 9/1/35(A)	1,301,167
294,050	FNMA, Pool #888179,
	2.771%, 2/1/37(A)	315,022
175,022	FNMA, Pool #888548,
	2.644%, 5/1/35(A)	185,137
1,652,207	FNMA, Pool #922674,
	2.772%, 4/1/36(A)	1,768,410
343,434	FNMA, Pool #950385,
	5.782%, 8/1/37(A)	367,838
694,669	FNMA, Pool #995284, 5.500%, 3/1/20	757,499
2,927,326	FNMA, Pool #AA1150, 4.000%, 4/1/23	3,125,360
2,601,087	FNMA, Pool #AE0727, 4.000%, 10/1/20	2,773,588
3,099,320	FNMA, Pool #AL0478,
	2.609%, 4/1/36(A)	3,307,113
1,100,708	GNMA, Pool #80826,
	2.500%, 2/20/34(A)	1,147,314
701,199	GNMA, Pool #80889,
	1.750%, 4/20/34(A)	727,383
981,119	GNMA, Pool #81016,
	1.625%, 8/20/34(A)	1,014,076
11,409	GNMA, Pool #8103, 4.000%, 2/20/16(A)	12,023
22,989	GNMA, Pool #8287,
	4.000%, 11/20/17(A)	24,139
24,559	GNMA, Pool #8297,
	4.000%, 12/20/17(A)	25,787
44,423	GNMA, Pool #8333, 4.000%, 3/20/18(A)	46,815
28,082	GNMA, Pool #8345, 4.000%, 4/20/18(A)	29,501
40,036	GNMA, Pool #8366, 3.000%, 6/20/18(A)	41,878
16,824	GNMA, Pool #8405, 4.000%, 9/20/18(A)	17,612
2,700	GNMA, Pool #8462, 3.000%, 2/20/19(A)	2,828
16,854	GNMA, Pool #8489, 4.000%, 4/20/19(A)	17,706
	Total U.S. Government
	Mortgage-Backed Obligations	$70,290,940

	Agency Collateralized Mortgage
	Obligations — 3.5%
782,505	FHLMC REMIC, Ser -2571, Class FN,
	0.899%, 8/15/32(A)	783,716
144,299	FHLMC REMIC, Ser -2575, Class LM,
	4.500%, 5/15/32	146,916
339,626	FHLMC REMIC, Ser -2586, Class WA,
	4.000%, 12/15/32	348,108
539,973	FHLMC REMIC, Ser -2590, Class UL,
	3.750%, 3/15/32	571,763
539,614	FHLMC REMIC, Ser -2594, Class YA,
	4.000%, 4/15/23	574,144
14,502	FHLMC REMIC, Ser -2682, Class HG,
	4.000%, 4/15/17	14,511
1,560,083	FHLMC REMIC, Ser -2770, Class FH,
	0.642%, 3/15/34(A)	1,559,566
411,070	FHLMC REMIC, Ser -2904, Class CA,
	5.000%, 4/15/19	425,189
815,434	FHLMC REMIC, Ser -2977, Class NY,
	5.500%, 5/15/33	850,445
440,614	FHLMC REMIC, Ser -3104, Class BA,
	5.500%, 6/15/24	457,072
7,125	FHLMC REMIC, Ser -3197, Class AB,
	5.500%, 8/15/13	7,134
678,427	FNMA REMICS, Ser 2003-119, Class PU,
	4.000%, 11/25/33	703,527
125,848	FNMA REMICS, Ser 2003-129, Class
	PW, 4.500%, 7/25/33	126,899
214,481	FNMA REMICS, Ser 2003-19, Class ME,
	4.000%, 1/25/33	222,643
320,020	FNMA REMICS, Ser 2003-33, Class AM,
	4.250%, 5/25/33	346,194
389,113	FNMA REMICS, Ser 2003-33, Class AU,
	4.000%, 3/25/33	405,801
1,110,292	FNMA REMICS, Ser 2003-51, Class PH,
	5.500%, 10/25/31	1,117,272
1,872,513	FNMA REMICS, Ser 2003-81, Class FE,
	0.718%, 9/25/33(A)	1,878,143
742,101	FNMA REMICS, Ser 2004-96, Class LF,
	1.244%, 12/25/34(A)	743,567
200,599	FNMA REMICS, Ser 2007-9, Class YA,
	5.500%, 3/25/37	203,229
1,306,797	FNMA REMICS, Ser 2008-35, Class IO,
	4.500%, 4/25/23	86,081
458,165	FNMA REMICS, Ser 2008-95, Class AD,
	4.500%, 12/25/23	486,429
	Total Agency Collateralized
	Mortgage Obligations	$12,058,349

	Corporate Bonds — 26.2%

	Energy — 13.2%
1,700,000	Enbridge Energy Partners LP,
	4.750%, 6/1/13	1,771,240
796,000	Energy Transfer Partners LP,
	6.000%, 7/1/13	835,954
2,406,000	Energy Transfer Partners LP,
	8.500%, 4/15/14	2,718,850

58

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 26.2% (Continued)

	Energy — (Continued)
$3,700,000	Enterprise Products Operating LLC,
	5.900%, 4/15/13	$3,880,064
2,275,000	Enterprise Products Operating LLC,
	6.125%, 2/1/13	2,362,260
4,300,000	NuStar Logistics LP, 6.050%, 3/15/13	4,465,447
2,200,000	NuStar Logistics LP, 6.875%, 7/15/12	2,225,276
3,600,000	Petrohawk Energy Corp.,
	7.875%, 6/1/15	3,780,000
5,385,000	Plains All American Pipeline LP / PAA
	Finance Corp., 4.250%, 9/1/12	5,450,385
2,000,000	Ras Laffan Liquefied Natural Gas Co.
	Ltd. III, 144a, 5.500%, 9/30/14	2,155,000
3,500,000	Southeast Supply Header LLC, 144a,
	4.850%, 8/15/14	3,704,274
2,370,000	Spectra Energy Capital LLC,
	5.900%, 9/15/13	2,516,670
5,029,000	TransContinental Gas Pipe Line Co.
	LLC, Ser B, 8.875%, 7/15/12	5,140,669
257,000	Valero Energy Corp., 6.875%, 4/15/12	257,450
4,900,000	Weatherford International
	Ltd/Bermuda, 5.150%, 3/15/13	5,055,492
		46,319,031

	Utilities — 4.8%
2,075,000	Allegheny Energy Supply Co. LLC,
	144a, 8.250%, 4/15/12	2,079,057
2,000,000	Dominion Resources, Inc. VA,
	5.700%, 9/17/12	2,045,396
4,075,000	Great Plains Energy, Inc.,
	2.750%, 8/15/13	4,144,691
1,200,000	Hawaiian Electric Industries, Inc.,
	6.510%, 5/5/14	1,309,333
1,815,000	KCP&L Greater Missouri Operations
	Co., 11.875%, 7/1/12	1,861,970
3,400,000	Monongahela Power Co., Inc., 144a,
	7.950%, 12/15/13	3,773,459
1,200,000	National Fuel Gas Co., 5.250%, 3/1/13	1,242,804
378,000	Oncor Electric Delivery Co. LLC,
	6.375%, 5/1/12	379,448
		16,836,158

	Financials — 3.5%
200,000	American Honda Finance Corp., 144a,
	2.375%, 3/18/13	203,462
4,090,000	Duke Realty LP, 6.250%, 5/15/13	4,289,817
2,350,000	ERP Operating LP, 5.500%, 10/1/12	2,402,428
600,000	Jackson National Life Global Funding,
	144a, 5.375%, 5/8/13	626,288
3,100,000	Liberty Property LP, 6.375%, 8/15/12	3,153,838
1,100,000	Nationwide Health Properties, Inc.,
	6.250%, 2/1/13	1,138,919
325,000	Royal Bank of Canada MTN,
	2.100%, 7/29/13	331,534
		12,146,286

	Materials — 1.8%
3,000,000	Bemis Co., Inc., 5.650%, 8/1/14	3,284,949
2,750,000	Teck Resources Ltd., 10.250%, 5/15/16	3,149,025
		6,433,974

	Consumer Discretionary — 1.7%
2,550,000	DIRECTV Holdings LLC / DIRECTV
	Financing Co., Inc., 7.625%, 5/15/16	2,671,125
350,000	Marriott International, Inc. DE,
	4.625%, 6/15/12	352,109
3,100,000	Time Warner Entertainment Co. LP,
	10.150%, 5/1/12	3,121,700
		6,144,934

	Industrials — 1.1%
2,900,000	Allied Waste North America, Inc.,
	6.875%, 6/1/17	3,026,875
750,000	Crane Co., 5.500%, 9/15/13	793,028
		3,819,903

	Consumer Staples — 0.1%
400,000	Kroger Co. (The), 6.200%, 6/15/12	404,251
	Total Corporate Bonds	$92,104,537

	Asset-Backed Securities — 14.0%
704,717	American Credit Acceptance
	Receivables Trust, Ser 2012-1, Class
	A1, 144a, 1.960%, 1/15/14	704,685
3,621,837	AmeriCredit Automobile Receivables
	Trust, Ser 2007-CM, Class A4B,
	0.343%, 4/7/14(A)	3,621,578
2,500,000	AmeriCredit Automobile Receivables
	Trust, Ser 2009-1, Class B,
	9.790%, 4/15/14	2,664,740
3,505,000	AmeriCredit Automobile Receivables
	Trust, Ser 2010-1, Class B,
	3.720%, 11/17/14	3,569,241
614,905	Americredit Prime Automobile
	Receivable, Ser 2007-2M, Class A4A,
	5.350%, 3/8/16	619,379
297,064	Bank of America Auto Trust, Ser
	2010-1A, Class A3, 144a,
	1.390%, 3/15/14	297,727
3,700,000	Capital Auto Receivables Asset Trust,
	Ser 2007-2, Class C, 144a,
	6.510%, 2/18/14	3,739,398
2,520,000	Capital Auto Receivables Asset Trust,
	Ser 2008-A, Class B, 144a,
	6.890%, 1/15/15	2,641,062
404,063	Chrysler Financial Auto Securitization
	Trust, Ser 2009-A, Class A3,
	2.820%, 1/15/16	406,158
1,273,588	Citigroup Mortgage Loan Trust, Inc.,
	Ser 2005-WF1, Class A3,
	5.000%, 11/25/34(A)	1,287,737
1,592,125	CPS Auto Trust, Ser 2010-A, Class A,
	144a, 2.890%, 3/15/16	1,594,128

59

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 14.0% (Continued)
$1,066,677	DT Auto Owner Trust, Ser 2009-1,
	Class A1, 144a, 2.980%, 10/15/15	$1,070,268
2,756,510	Ford Credit Auto Owner Trust, Ser
	2009-A, Class A4, 6.070%, 5/15/14	2,826,850
1,082,587	Great America Leasing Receivables,
	Ser 2009-1, Class A3, 144a,
	2.540%, 3/15/13	1,085,792
882,000	Harley-Davidson Motorcycle Trust, Ser
	2007-3, Class B, 6.040%, 8/15/14	887,099
203,590	Harley-Davidson Motorcycle Trust, Ser
	2009-3, Class A3, 1.740%, 9/15/13	203,812
1,726,697	LAI Vehicle Lease Securitization Trust,
	Ser 2010-A, Class A, 144a,
	2.550%, 9/15/16	1,725,301
2,195,008	Merrill Auto Trust Securitization, Ser
	2008-1, Class B, 6.750%, 4/15/15	2,209,770
186,292	Popular ABS Mortgage Pass-Through
	Trust, Ser 2006-E, Class A1,
	0.366%, 1/25/37(A)	185,608
1,534,553	Residential Asset Mortgage Products,
	Inc., Ser 2003-RZ3, Class A6,
	3.900%, 3/25/33	1,512,417
2,710,375	Santander Consumer Acquired
	Receivables Trust, Ser 2011-S1A,
	Class B, 144a, 1.660%, 8/15/16	2,687,848
905,436	Santander Consumer Acquired
	Receivables Trust, Ser 2011-WO,
	Class A2, 144a, 0.910%, 11/15/13	905,514
83,632	Santander Drive Auto Receivables
	Trust, Ser 2010-1, Class A2,
	1.360%, 3/15/13	83,652
3,250,000	Santander Drive Auto Receivables
	Trust, Ser 2010-2, Class B,
	2.240%, 12/15/14	3,262,472
3,340,000	Santander Drive Auto Receivables
	Trust, Ser 2010-B, Class A3, 144a,
	1.310%, 2/17/14	3,344,108
2,237,774	Santander Drive Auto Receivables
	Trust, Ser 2011-2, Class A2,
	1.040%, 4/15/14	2,239,865
2,851,533	Santander Drive Auto Receivables
	Trust, Ser 2011-S1A, Class B, 144a,
	1.480%, 5/15/17	2,844,710
191,154	Structured Asset Investment Loan
	Trust, Ser 2005-1, Class A5, 144a,
	0.594%, 2/25/35(A)	189,577
460,202	Vanderbilt Mortgage Finance, Ser
	2001-C, Class A4, 5.960%, 1/7/27	478,728
172,755	Wells Fargo Home Equity Trust, Ser
	2006-1, Class A3, 0.392%, 5/25/36(A)	169,313
	Total Asset-Backed Securities	$49,058,537

	Non-Agency Collateralized Mortgage Obligations — 2.2%
772,976	American Home Mortgage
	Investment Trust, Ser 2005-2, Class
	5A3, 5.077%, 9/25/35	785,822
59,871	Cendant Mortgage Corp., Ser 2003-7P,
	Class A2, 144a, 4.825%, 6/25/17(A)	59,784
213,880	CitiCorp Mortgage Securities, Inc., Ser
	2003-10, Class A2, 4.500%, 11/25/18	214,665
95,014	CitiCorp Mortgage Securities, Inc., Ser
	2005-1, Class 1A10, 5.750%, 2/25/35	94,821
131,370	Countrywide Home Loan Mortgage
	Pass Through Trust, Ser 2003-34,
	Class A5, 4.500%, 9/25/33	131,460
108,122	Countrywide Home Loan Mortgage
	Pass Through Trust, Ser 2003-J4,
	Class 1A2, 4.750%, 6/25/33	108,491
223,299	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2004-4, Class
	3A9, 5.250%, 8/25/34	224,139
824,803	JP Morgan Mortgage Trust, Ser
	2005-A3, Class 11A1,
	4.460%, 6/25/35(A)	835,599
69,363	PHH Mortgage Capital LLC, Ser
	2006-2, Class A2, 5.981%, 7/18/36(A)	69,202
602,959	Residential Accredit Loans, Inc., Ser
	2003-QS10, Class A7,
	5.500%, 5/25/33	623,054
1,485,709	Residential Asset Securitization Trust,
	Ser 2003-A8, Class A1,
	3.750%, 10/25/18	1,507,555
222,077	Residential Funding Mortgage
	Securities I, Ser 2004-S9, Class 1A6,
	5.500%, 12/25/34	222,521
253,382	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-11, Class
	1A11, 4.750%, 10/25/18	252,899
494,994	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-13, Class
	A5, 4.500%, 11/25/18	498,517
2,031,879	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-M, Class
	A1, 4.694%, 12/25/33(A)	2,065,798
	Total Non-Agency Collateralized
	Mortgage Obligations	$7,694,327

	Municipal Bonds — 1.5%

	New Mexico — 0.4%
1,300,000	NM Edl Asst Foundation Rev (Gtd St
	Lns), 1.219%, 12/1/28(A)	1,298,895

	Ohio — 0.5%
1,750,000	Medina Co OH IDR (Mack Inds), (LOC:
	JP Morgan Chase Bank), 0.350%,
	7/1/16(A)	1,750,000

	Texas — 0.6%
2,250,000	North Texas Tollway Auth Rev, 2.441%,
	9/1/13	2,303,032
	Total Municipal Bonds	$5,351,927

60

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Principal		Market
Amount		Value

	U.S. Government Agency Obligation — 1.0%
$3,500,000	Overseas Private Investment Corp.,
	0.120%, 4/9/12(A)	$3,500,000

Shares

	Investment Fund — 13.4%
47,074,227	Touchstone Institutional Money
	Market Fund^	$47,074,227

	Total Investment Securities —101.5%
	(Cost $355,744,536)	$356,370,782

	Liabilities in Excess of
	Other Assets — (1.5%)	(5,179,676)

	Net Assets — 100.0%	$351,191,106

(A)	Variable rate security - the rate reflected is the rate in effect as of March 31, 2012.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

IDR - Industrial Development Revenue

MTN -Medium Term Note

REMIC - Real Estate Mortgage Investment Conduit

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities were valued at $38,841,730 or 11.06% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Commercial Mortgage-Backed Securities	$—	$69,237,938	$—	$69,237,938
U.S. Government Mortgage-Backed Obligations	—	70,290,940	—	70,290,940
Agency Collateralized Mortgage Obligations	—	12,058,349	—	12,058,349
Corporate Bonds	—	92,104,537	—	92,104,537
Asset-Backed Securities	—	49,058,537	—	49,058,537
Non-Agency Collateralized Mortgage Obligations	—	7,694,327	—	7,694,327
Municipal Bonds	—	5,351,927	—	5,351,927
U.S. Government Agency Obligation	—	3,500,000	—	3,500,000
Investment Fund	47,074,227	—	—	47,074,227
				$356,370,782

See accompanying Notes to Financial Statements.

61

Statements of Assets and Liabilities

March 31, 2012 (Unaudited)

	Touchstone	Touchstone
	Emerging	Emerging	Touchstone	Touchstone
	Markets	Markets	Focused	Global
	Equity	Equity	Equity	Equity
	Fund	Fund II	Fund	Fund
Assets
Investments, at cost	$642,426,939	$31,571,322	$117,567,321	$4,420,350
Affiliated securities, at market value	$20,046,888	$2,630,055	$6,672,127	$233,857
Non-affiliated securities, at market value	634,527,329	28,525,886	104,992,628	4,388,168
Investments, at value (A)	$654,574,217	$31,155,941	$111,664,755	$4,622,025
Cash	—	—	79,560	—
Foreign Currency (B)	1,246,153	447,229	—	469
Cash collateral for securities sold short	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—
Dividends and interest receivable	1,365,812	31,736	47,418	11,769
Receivable for capital shares sold	873,679	309,408	188,954	25,000
Receivable for investments sold	436,023	12,384	766,591	60,472
Securities lending income receivable	17,289	—	4,557	—
Receivable from other affiliates	—	4,759	—	2,932
Receivable from Investment Advisor	—	—	—	2,676
Tax reclaim receivable	2,695	—	—	3,192
Other assets	74,169	14,304	85,414	6,402
Total Assets	658,590,037	31,975,761	112,837,249	4,734,937

Liabilities
Short positions (C)	—	—	—	—
Dividends for securities sold short payable	—	—	—	—
Dividends payable	—	—	7	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—
Payable for return of collateral for securities on loan	14,355,833	—	6,746,176	60,000
Payable for capital shares redeemed	666,213	—	143,509	29
Payable for investments purchased	6,955,380	2,193,395	799,482	—
Payable for foreign capital gains tax	763,279	9,932	—	—
Payable to Investment Advisor	565,844	15,438	126,480	—
Payable to other affiliates	100,178	—	—	—
Payable to Trustees	2,148	2,142	2,116	2,108
Payable for professional services	20,066	15,864	8,443	13,358
Other accrued expenses and liabilities	108,253	9,864	179,008	16,504
Total Liabilities	23,537,194	2,246,635	8,005,221	91,999

Net Assets	$635,052,843	$29,729,126	$104,832,028	$4,642,938

Net assets consist of:
Paid-in capital	$623,263,018	$30,218,960	$116,091,609	$4,383,140
Accumulated net investment income (loss)	115,498	708	10,428	45,019
Accumulated net realized gains (losses) on investments, foreign currency and short positions	(446,088)	(82,791)	(5,367,443)	9,220
Net unrealized appreciation (depreciation) on investments, foreign currency transactions and short positions	12,120,415	(407,751)	(5,902,566)	205,559
Net Assets	$635,052,843	$29,729,126	$104,832,028	$4,642,938
(A) Includes market value of securities on loan of:	$13,874,041	$—	$6,519,472	$59,041
(B) Cost of foreign currency:	$1,243,928	$447,232	$—	$440
(C) Proceeds received for short sales:	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

62

Statements of Assets and Liabilities (Continued)

Touchstone	Touchstone	Touchstone	Touchstone	Touchstone	Touchstone
Global	Intermediate	International	Large Cap	Market	Merger
Real Estate	Fixed Income	Fixed Income	Relative Value	Neutral Equity	Arbitrage
Fund	Fund	Fund	Fund	Fund	Fund

$4,065,214	$84,274,309	$12,361,967	$7,334,515	$38,827,043	$136,746,767
$84,914	$1,619,002	$564,855	$22,116	$1,739,068	$14,666,011
4,170,381	86,559,211	11,787,345	8,153,788	43,263,984	124,449,546
$4,255,295	$88,178,213	$12,352,200	$8,175,904	$45,003,052	$139,115,557
—	—	—	—	—	—
—	—	35,955	—	—	—
—	—	—	—	44,861,858	20,843,616
—	—	183,314	—	—	—
11,609	771,264	135,775	10,418	36,128	139,717
157	184	—	4,708	24,173	9,145,692
113,762	2,779,411	—	26,064	—	1,715,662
8	—	—	—	—	—
3,811	—	8,933	5,329	36,525
1,821	—	—	—	—	—
662	—	3,291	—	—	—
993	5,977	18,514	5,547	11,760	24,484
4,388,118	91,735,049	12,737,982	8,227,970	89,973,496	170,984,728

—	—	—	—	42,873,882	21,261,668
—	—	—	—	55,950	52,499
—	217,122	—	—	—	—
—	—	288,359	—	—	1,093
—	—	—	—	—	—
—	935,900	15,016	3,980	188,397	140,223
93,799	2,364,696	—	—	—	9,152,929
—	—	—	—	—	—
—	19,318	9,167	6,205	97,539	118,799
—	4,807	—	—	—	23,477
2,108	2,116	2,109	2,108	2,111	1,120
14,192	10,860	12,808	8,846	11,154	7,195
3,866	13,593	19,726	8,306	29,635	5,048
113,965	3,568,412	347,185	29,445	43,258,668	30,764,051

$4,274,153	$88,166,637	$12,390,797	$8,198,525	$46,714,828	$140,220,677

$4,062,824	$83,048,357	$12,410,242	$7,350,741	$46,579,133	$138,139,209
8,521	(39,530)	(285,985)	48	(453,279)	(342,847)

12,702	1,253,906	381,078	6,347	(1,607,448)	1,025,465

190,106	3,903,904	(114,538)	841,389	2,196,422	1,398,850
$4,274,153	$88,166,637	$12,390,797	$8,198,525	$46,714,828	$140,220,677
$—	$—	$—	$—	$—	$—
$—	$—	$35,698	$—	$—	$—
$—	$—	$—	$—	$38,894,293	$20,292,821

63

Statements of Assets and Liabilities (Continued)

	Touchstone	Touchstone
	Emerging	Emerging	Touchstone	Touchstone
	Markets	Markets	Focused	Global
	Equity	Equity	Equity	Equity
	Fund	Fund II	Fund	Fund

Pricing of Class A Shares
Net assets applicable to Class A shares	$36,865,046	$2,800,699	$91,996,897	$708,910
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,953,484	304,614	8,014,471	69,434
Net asset value price per share*	$12.48	$9.19	$11.48	$10.21
Maximum offering price per share	$13.24	$9.75	$12.18	$10.83

Pricing of Class C Shares
Net assets applicable to Class C shares	$5,673,624	$102,606	$295,563	$113,495
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	459,808	11,267	26,012	11,195
Net asset value, offering price per share**	$12.34	$9.11	$11.36	$10.14

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$208,645,759	$7,308,768	$7,505,466	$226,495
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	16,647,740	797,005	648,478	22,020
Net asset value, offering price and redemption price per share	$12.53	$9.17	$11.57	$10.29

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class Shares	$383,868,414	$19,517,053	$5,034,102	$3,594,038
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	30,583,234	2,114,820	451,135	350,124
Net asset value, offering price and redemption price per share	$12.55	$9.23	$11.16	$10.27

* Purchased of $1 million or more are subject to a contingent deferred sales load.

** Redemption price per share varies by length of time shares are held.

See accompanying Notes to Financial Statements.

64

Statements of Assets and Liabilities (Continued)

Touchstone	Touchstone	Touchstone	Touchstone	Touchstone	Touchstone
Global	Intermediate	International	Large Cap	Market	Merger
Real Estate	Fixed Income	Fixed Income	Relative Value	Neutral Equity	Arbitrage
Fund	Fund	Fund	Fund	Fund	Fund

$365,552	$—	$2,858,613	$906,555	$5,324,382	$68,172,432

32,702	—	276,216	71,867	549,772	6,479,358
$11.18	$—	$10.35	$12.61	$9.68	$10.52
$11.86	$—	$10.87	$13.38	$10.27	$11.16

$140,120	$—	$422,997	$328,475	$167,544	$11,267,272

12,502	—	40,923	26,254	17,610	1,077,387
$11.21	$—	$10.34	$12.51	$9.51	$10.46

$140,538	$—	$636,236	$3,073,101	$41,222,902	$46,686,871

12,451	—	61,573	244,749	4,224,685	4,432,015
$11.29	$—	$10.33	$12.56	$9.76	$10.53

$3,627,943	$88,166,637	$8,472,951	$3,890,394	$—	$14,094,102

318,414	9,690,701	819,480	309,790	—	1,337,128
$11.39	$9.10	$10.34	$12.56	$—	$10.54

65

Statements of Assets and Liabilities (Continued)

	Touchstone	Touchstone	Touchstone	Touchstone
	Mid	Mid Cap	Premium	Sands Capital
	Cap	Value	Yield Equity	Select Growth
	Fund	Fund	Fund	Fund
Assets
Investments, at cost	$60,360,691	$66,573,319	$74,986,984	$1,911,035,177
Affiliated securities, at market value	$494,407	$1,339,232	$4,524,706	$51,563,780
Non-affiliated securities, at market value	67,532,351	70,897,518	80,687,875	2,520,204,069
Investments, at value (A)	$68,026,758	$72,236,750	$85,212,581	$2,571,767,849
Cash	41	135	—	—
Dividends and interest receivable	112,433	134,557	162,287	590,500
Receivable for capital shares sold	—	75,029	1,068,159	32,265,897
Receivable for investments sold	1,027,190	675,793	—	10,125,936
Securities lending income receivable	1,983	556	—	10,915
Receivable from other affiliates	50,887	47,240	—	—
Tax reclaim receivable	—	—	4,366	—
Other assets	15,159	18,939	20,391	161,707
Total Assets	69,234,451	73,188,999	86,467,784	2,614,922,804

Liabilities
Dividends payable	—	110	452	—
Payable for return of collateral for securities on loan	1,045,795	2,680,102	—	58,586,119
Payable for capital shares redeemed	593,441	5,079	180,492	5,643,303
Payable for investments purchased	—	829,918	1,609,378	28,674,485
Payable to Investment Advisor	96,857	93,883	44,190	1,627,944
Payable to other affiliates	—	—	28,819	1,088,986
Payable to Trustees	2,115	2,112	2,110	2,239
Payable for professional services	15,432	10,608	9,673	7,937
Other accrued expenses and liabilities	10,088	1,689	9,705	86,629
Total Liabilities	1,763,728	3,623,501	1,884,819	95,717,642

Net Assets	$67,470,723	$69,565,498	$84,582,965	$2,519,205,162

Net assets consist of:
Paid-in capital	$215,654,307	$64,187,581	$80,447,001	$1,960,415,790
Accumulated net investment income (loss)	238,804	10,785	91,244	(6,233,939)
Accumulated net realized losses on investments, foreign
currency and short positions	(156,088,455)	(296,299)	(6,180,877)	(95,709,361)
Net unrealized appreciation on investments, foreign currency
transactions and short positions	7,666,067	5,663,431	10,225,597	660,732,672
Net Assets	$67,470,723	$69,565,498	$84,582,965	$2,519,205,162

(A) Includes market value of securities on loan of:	$1,030,029	$2,658,587	$—	$57,541,084

See accompanying Notes to Financial Statements.

66

Statements of Assets and Liabilities (Continued)

Touchstone	Touchstone	Touchstone		Touchstone
Short Duration	Small	Small	Touchstone	Ultra Short
Fixed Income	Cap Core	Cap Value	Total Return	Duration Fixed
Fund	Fund	Fund	Bond Fund	Income Fund

$46,941,187	$300,544,051	$33,805,442	$63,302,423	$355,744,536
$313,577	$8,838,461	$1,203,896	$1,341,808	$47,074,227
47,214,086	345,872,465	35,351,385	63,496,310	309,296,555
$47,527,663	$354,710,926	$36,555,281	$64,838,118	$356,370,782
—	—	—	—	9
281,788	493,592	45,784	507,860	2,239,401
98,559	6,877,875	62,018	130,181	2,445,985
—	—	262,373	224	3,915,122
—	10,018	2,513	—	—
—	85,530	21,937	30,684	—
—	—	—	—	—
12,795	46,551	24,865	25,112	37,907
47,920,805	362,224,492	36,974,771	65,532,179	365,009,206

4,407	—	—	—	86,148
—	22,354,628	1,586,167	—	—
140,125	286,190	33,422	4,112	1,307,346
235	5,804,088	180,712	1,043,714	12,052,145
18,459	350,397	51,691	50,057	97,498
12,463	—	—	—	225,158
2,111	2,121	2,111	3,781	2,141
12,598	6,923	11,358	938	7,738
29,222	63,997	20,196	12,208	39,926
219,620	28,868,344	1,885,657	1,114,810	13,818,100

$47,701,185	$333,356,148	$35,089,114	$64,417,369	$351,191,106

$52,783,651	$280,580,322	$62,663,285	$65,943,352	$367,860,479
(49,454)	251,130	47,682	210,360	(1,259,074)
(5,619,488)	(1,642,179)	(30,371,692)	(3,272,038)	(16,036,545)
586,476	54,166,875	2,749,839	1,535,695	626,246
$47,701,185	$333,356,148	$35,089,114	$64,417,369	$351,191,106

$—	$21,723,708	$1,562,351	$—	$—

67

Statements of Assets and Liabilities (Continued)

	Touchstone	Touchstone	Touchstone	Touchstone
	Mid	Mid Cap	Premium	Sands Capital
	Cap	Value	Yield Equity	Select Growth
	Fund	Fund	Fund	Fund

Pricing of Class A Shares
Net assets applicable to Class A shares	$678,372	$3,468,996	$47,409,341	$76,965,867
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	42,114	269,172	5,942,576	6,104,518
Net asset value price per share*	$16.11	$12.89	$7.98	$12.61
Maximum offering price per share	$17.09	$13.68	$8.47	$13.38

Pricing of Class C Shares
Net assets applicable to Class C shares	$550,066	$269,048	$13,503,392	$33,925,192
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	34,743	20,970	1,694,908	2,719,230
Net asset value, offering price per share**	$15.83	$12.83	$7.97	$12.48

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$65,820,228	$12,801,244	$23,670,232	$948,982,349
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,079,740	989,932	2,972,046	73,889,231
Net asset value, offering price and redemption price per share	$16.13	$12.93	$7.96	$12.84

Pricing of Class Z Shares
Net assets applicable to Class Z shares	$419,431	$—	$—	$1,459,331,754
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	26,196	—	—	115,760,311
Net asset value, offering price and redemption price per share	$16.01	$—	$—	$12.61

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class Shares	$2,626	$53,026,210	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	163	4,087,774	—
Net asset value, offering price and redemption price per share	$16.14	$12.97	$—	$—

* Purchases of $1 million or more are subject to a contingent deferred sales load.

** Redemption price per share varies by length of time shares are held.

See accompanying Notes to Financial Statements.

68

Statements of Assets and Liabilities (Continued)

Touchstone	Touchstone	Touchstone		Touchstone
Short Duration	Small	Small	Touchstone	Ultra Short
Fixed Income	Cap Core	Cap Value	Total Return	Duration Fixed
Fund	Fund	Fund	Fund	Income Fund

$—	$61,221,985	$34,065,131	$6,123,427	$—

—	3,948,724	1,875,078	597,701	—
$—	$15.50	$18.17	$10.24	$—
$—	$16.45	$19.28	$10.75	$—

$—	$18,023,364	$28,194	$3,043,049	$—

—	1,182,404	1,559	297,490	—
$—	$15.24	$18.09	$10.23	$—

$7,960,375	$126,365,885	$11,175	$14,832,621	$—

813,047	8,106,422	614	1,445,556	—
$9.79	$15.59	$18.21	$10.26	$—

$39,740,810	$—	$—	$—	$351,191,106

4,058,121	—	—	—	36,684,267
$9.79	$—	$—	$—	$9.57

$—	$127,744,914	$984,614	$40,418,272	$—

	8,207,667	54,169	3,941,602	—
$—	$15.56	$18.18	$10.25	$—

69

Statements of Operations

For the Period Ended March 31, 2012 (Unaudited)

	Touchstone	Touchstone		Touchstone
	Emerging	Emerging	Touchstone	Global
	Markets Equity	Markets Equity	Focused Equity	Equity
	Fund	Fund II	Fund	Fund
Investment Income
Dividends from affiliated securities	$9,104	$519	$1,531	$111
Dividends from non-affiliated securities(A)	4,281,134	63,488	732,231	72,162
Interest(B)	—	—	—	—
Income from securities loaned	98,704	—	11,837	5
Total Investment Income	4,388,942	64,007	745,599	72,278
Expenses
Investment advisory fees	2,797,564	48,284	332,054	17,693
Administration fees	533,067	8,691	94,377	4,141
Compliance fees and expenses	687	716	611	687
Custody fees	210,141	9,356	1,117	1,687
Professional fees	38,725	24,953	10,809	11,078
Transfer Agent fees, Class A	32,196	354	225,392	474
Transfer Agent fees, Class C	3,843	—	243	1
Transfer Agent fees, Class Y	33,601	109	1,819	72
Transfer Agent fees, Institutional Class	7,535	26	28	24
Registration Fees, Class A	9,509	801	15,078	2,479
Registration Fees, Class C	6,026	625	2,490	1,533
Registration Fees, Class Y	16,471	870	4,805	1,568
Registration Fees, Institutional Class	15,019	562	2,508	1,532
Dividend expense on securities sold short	—	—	—	—
Reports to Shareholders, Class A	4,133	3,238	16,037	2,709
Reports to Shareholders, Class C	2,612	3,139	2,608	2,657
Reports to Shareholders, Class Y	6,177	3,186	2,990	2,698
Reports to Shareholders, Institutional Class	4,705	3,646	2,597	3,371
Distribution expenses, Class A	38,740	1,699	105,509	828
Distribution expenses, Class C	28,183	213	1,092	545
Distribution expenses, Class Y	—	—	—	—
Trustee fees	4,458	4,487	4,277	4,236
Other expenses	24,461	130	31,449	2,795
Total Expenses	3,817,853	115,085	857,890	62,808
Fees waived and/or reimbursed by the Advisor and/or Affiliates(C)	(75,303)	(52,351)	(301,901)	(41,138)
Net Expenses	3,742,550	62,734	555,989	21,670
Net Investment Income (Loss)	646,392	1,273	189,610	50,608
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(397,318)	(2,112)	(5,359,750)	23,571
Net realized gain (loss) on foreign currency	(24,785)	(10,723)	—	(1,903)
Net realized on short positions	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments	85,250,962	719,712	25,893,608	515,283
Net change in unrealized appreciation (depreciation) on foreign currency transactions	3,697	9,545	—	3,775
Net change in unrealized on short positions	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	84,832,556	716,422	20,533,858	540,726
Change in Net Assets Resulting from Operations	$85,478,948	$717,695	$20,723,468	$591,334
(A) Net of foreign tax withholding of:	$146,671	$2,249	$14,298	$350
(B) Net of foreign tax withholding of:	$—	$—	$—	$—
(C)See Note 4 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

70

Statements of Operations (Continued)

Touchstone	Touchstone	Touchstone	Touchstone	Touchstone	Touchstone
Global	Intermediate	International	Large Cap	Market	Merger
Real Estate	Fixed Income	Fixed Income	Relative Value	Neutral Equity	Arbitrage
Fund	Fund	Fund	Fund	Fund	Fund

$64	$1,391	$203	$85	$601	$7,705
84,848	—	2,804	79,681	315,979	222,356
—	1,552,438	179,867	—	—	40,174
83	—	—	—	—	—
84,995	1,553,829	182,874	79,766	316,580	270,235

19,845	196,271	33,669	25,677	297,939	295,406
4,939	97,745	12,181	7,295	45,599	55,699
687	687	687	611	611	690
8,141	—	2,087	28	—	1,020
10,716	12,877	7,885	2,244	10,332	13,910
527	—	1,046	1,126	2,094	1,874
40	—	177	—	140	277
27	—	182	185	377	298
12	895	16	—	—	66
2,033	—	4,088	3,903	3,913	1,011
1,584	—	3,148	1,369	2,891	665
1,602	—	2,806	1,372	2,748	1,614
1,547	3,839	2,044	1,370	—	405
—	—	—	—	469,480	179,403
1,625	—	1,931	1,725	2,235	4,081
1,837	—	1,749	1,626	1,942	3,101
1,843	—	1,748	1,348	2,383	3,495
1,678	2,509	1,770	1,695	—	3,699
1,687	—	3,803	989	4,825	34,123
649	—	2,877	1,524	851	15,557
—	—	—	—	—	—
4,237	4,280	4,240	4,238	4,255	2,237
5,891	3,694	1,635	2,495	10,314	8,543
71,147	322,797	89,769	60,820	862,929	627,174
(43,095)	(126,721)	(37,743)	(26,391)	(101,458)	(22,545)
28,052	196,076	52,026	34,429	761,471	604,629
56,943	1,357,753	130,848	45,337	(444,891)	(334,394)

23,471	827,865	183,440	18,468	2,014,848	1,243,422
826	—	257,950	—	—	—
—	—	—	—	(2,578,192)	(166,374)
825,266	(155,511)	8,245	1,561,791	9,002,431	2,361,277
82	—	(317,773)	—	—	(1,093)
—	—	—	—	(8,959,076)	(968,847)
849,645	672,354	131,862	1,580,259	(519,989)	2,468,385
$906,588	$2,030,107	$262,710	$1,625,596	$(964,880)	$2,133,991
$2,053	$—	$—	$—	$943	$4,762
$—	$861	$303	$—	$—	$—

71

Statements of Operations (Continued)

	Touchstone	Touchstone	Touchstone	Touchstone
	Mid	Mid Cap	Premium Yield	Sands Capital
	Cap	Value	Equity	Select Growth
	Fund	Fund	Fund	Fund
Investment Income
Dividends from affiliated securities	$205	$735	$1,613	$23,484
Dividends from non-affiliated securities(A)	677,221	636,243	1,319,821	4,635,732
Interest	—	—	—	—
Income from securities loaned	14,840	3,655	—	202,326
Total Investment Income	692,266	640,633	1,321,434	4,861,542
Expenses
Investment advisory fees	302,609	255,205	202,488	7,178,922
Administration fees	75,291	59,700	57,456	1,737,751
Compliance fees and expenses	611	611	611	611
Custody fees	225	—	—	5,200
Professional fees	11,526	8,687	11,157	62,491
Transfer Agent fees, Class A	731	1,467	4,420	10,574
Transfer Agent fees, Class C	248	77	2,138	4,870
Transfer Agent fees, Class Y	1,815	2,518	2,398	106,745
Transfer Agent fees, Class Z	—	—	—	529,303
Transfer Agent fees, Institutional Class	45	444	—	—
Registration Fees, Class A	3,644	5,521	7,852	7,990
Registration Fees, Class C	4,765	3,610	4,290	5,231
Registration Fees, Class Y	3,008	4,185	10,619	26,793
Registration Fees, Class Z	4,788	—	—	55,400
Registration Fees, Institutional Class	257	4,113	—	—
Reports to Shareholders, Class A	2,031	743	2,386	7,153
Reports to Shareholders, Class C	2,022	500	2,095	5,638
Reports to Shareholders, Class Y	3,264	1,974	2,002	27,408
Reports to Shareholders, Class Z	702	—	—	82,766
Reports to Shareholders, Institutional Class	594	2,504	—	—
Shareholder servicing fees	689	—	—	1,265,328
Distribution expenses, Class A	968	3,766	47,177	55,451
Distribution expenses, Class C	2,649	1,193	49,678	83,066
Trustee fees	4,271	4,260	4,256	4,951
Other expenses	4,709	2,515	5,899	366,443
Total Expenses	431,462	363,593	416,922	11,630,085
Fees waived and/or reimbursed by the Advisor and/or Affiliates(B)	(82,678)	(81,756)	(46,481)	(534,604)
Net Expenses	348,784	281,837	370,441	11,095,481
Net Investment Income (Loss)	343,482	358,796	950,993	(6,233,939)
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	11,113,380	(137,175)	250,254	2,239,925
Net change in unrealized appreciation on investments	4,082,663	13,057,341	8,357,051	515,523,559
Net Realized and Unrealized Gain on Investments	15,196,043	12,920,166	8,607,305	517,763,484
Change in Net Assets Resulting from Operations	$15,539,525	$13,278,962	$9,558,298	$511,529,545
(A) Net of foreign tax withholding of:	$739	$—	$17,905	$—
(B) See Note 4 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

72

Statements of Operations (Continued)

				Touchstone
Touchstone	Touchstone	Touchstone	Touchstone	Ultra Short
Short Duration	Small Cap	Small Cap	Total Return	Duration
Fixed Income	Core	Value	Bond	Fixed Income
Fund	Fund	Fund	Fund	Fund

$834	$3,771	$878	$1,316	$13,203
—	1,711,942	512,927	—	—
587,362	—	—	930,606	3,820,937
—	91,798	14,188	—	—
588,196	1,807,511	527,993	931,922	3,834,140

54,394	1,013,574	166,984	84,372	435,482
43,240	236,933	34,975	47,920	346,684
687	611	611	693	687
—	1,314	1,175	—	3,282
7,725	13,465	6,755	16,939	18,234
—	61,177	25,503	2,112	—
—	9,072	9	976	—
816	16,177	17	666	—
15,607	—	—	—	57,680
—	487	21	76	—
—	12,212	5,214	1,654	—
—	7,789	713	909	—
4,630	11,690	713	1,076	—
10,613	—	—	—	27,784
—	8,758	713	1,111	—
—	8,100	7,954	1,885	—
—	2,957	2,853	1,819	—
2,289	9,617	2,830	2,154	—
5,114	—	—	—	12,667
—	3,685	2,563	2,139	—
47,011	—	—	—	400,645
—	68,868	42,824	7,046	—
—	73,592	34	14,265	—
4,254	4,328	4,251	3,963	4,397
15,540	17,589	7,994	11,527	21,282
211,920	1,581,995	314,706	203,302	1,328,824
(56,492)	(227,557)	(65,600)	(50,656)	(127,791)
155,428	1,354,438	249,106	152,646	1,201,033
432,768	453,073	278,887	779,276	2,633,107

(15,391)	(772,258)	(780,141)	287,354	509,615
15,416	58,920,339	10,722,959	207,434	711,744
25	58,148,081	9,942,818	494,788	1,221,359
$432,793	$58,601,154	$10,221,705	$1,274,064	$3,854,466
$—	$—	$—	$—	$—

73

Statements of Changes in Net Assets

	Touchstone Emerging		Touchstone Emerging
	Markets Equity Fund		Markets Equity Fund II
	For the		For the
	Six Months		Six Months
	Ended	For the	Ended	For the
	March 31,	Year Ended	March 31,	Period Ended
	2012	September 30,	2012	September 30,
	(Unaudited)	2011	(Unaudited)	2011(A)
From Operations
Net investment income	$646,392	$4,816,007	$1,273	$39,408
Net realized gain (loss) on investments and foreign currency transactions	(422,103)	3,465,919	(12,835)	(75,342)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	85,254,659	(90,128,100)	729,257	(1,137,008)
Change in Net Assets from Operations	85,478,948	(81,846,174)	717,695	(1,172,942)
Distributions to Shareholders from:
Net investment income, Class A	(191,966)	(37,637)	(4,297)	—
Net investment income, Class C	(1,403)	—	(229)	—
Net investment income, Class Y	(1,593,338)	(105,853)	(4,606)	—
Net investment income, Institutional Class	(3,027,966)	(412,012)	(25,599)	—
Net realized gains, Class A	(210,757)	(43,040)	—	—
Net realized gains, Class C	(41,102)	(10,387)	—	—
Net realized gains, Class Y	(1,324,867)	(83,966)	—	—
Net realized gains, Institutional Class	(2,229,013)	(267,192)	—	—
Total Distributions	(8,620,412)	(960,087)	(34,731)	—
Class A
Proceeds from shares sold	11,726,185	45,412,360	2,333,217	491,662
Reinvestment of distributions	325,010	76,185	3,803	—
Cost of shares redeemed	(6,249,007)	(23,746,786)	(77,824)	(6,938)
Change in Net Assets from Class A Share Transactions	5,802,188	21,741,759	2,259,196	484,724
Class C
Proceeds from shares sold	251,894	5,128,192	83,650	20,500
Reinvestment of distributions	40,201	9,846	229	—
Cost of shares redeemed	(923,137)	(2,139,533)	—	—
Change in Net Assets from Class C Share Transactions	(631,042)	2,998,505	83,879	20,500
Class Y
Proceeds from shares sold	58,196,129	177,114,328	7,365,896	506,617
Reinvestment of distributions	2,915,986	185,769	4,499	—
Cost of shares redeemed	(30,881,594)	(11,790,779)	(175,677)	(207,739)
Change in Net Assets from Class Y Share Transactions	30,230,521	165,509,318	7,194,718	298,878
Institutional Class
Proceeds from shares sold	101,399,151	173,718,140	14,926,779	4,932,680
Reinvestment of distributions	4,979,301	675,282	25,589	—
Cost of shares redeemed	(11,784,076)	(6,582,664)	(7,839)	—
Change in Net Assets from Institutional Class Share Transactions	94,594,376	167,810,758	14,944,529	4,932,680
Net Increase (Decrease) from Share Transactions	129,996,043	358,060,340	24,482,322	5,736,782
Total Increase (Decrease) in Net Assets	206,854,579	275,254,079	25,165,286	4,563,840
Net Assets
Beginning of period	428,198,264	152,944,185	4,563,840	—
End of period	$635,052,843	$428,198,264	$29,729,126	$4,563,840
Accumulated Net Investment Income	$115,498	$4,283,779	$708	$34,166

(A) Represents the period from commencement of operations (April 18, 2011) through September 30, 2011.

See accompanying Notes to Financial Statements.

74

Statements of Changes in Net Assets (Continued)

Touchstone Focused		Touchstone Global		Touchstone Global
Equity Fund		Equity Fund		Real Estate Fund
For the		For the		For the
Six Months		Six Months		Six Months
Ended	For the	Ended	For the	Ended	For the
March 31,	Year Ended	March 31,	Year Ended	March 31,	Year Ended
2012	September 30,	2012	September 30,	2012	September 30,
(Unaudited)	2011	(Unaudited)	2011	(Unaudited)	2011

$189,610	$446,784	$50,608	$33,180	$56,943	$123,690

(5,359,750)	2,342,938	21,668	422,631	24,297	341,369

25,893,608	(31,882,374)	519,058	(627,093)	825,348	(953,706)
20,723,468	(29,092,652)	591,334	(171,282)	906,588	(488,647)

(539,278)	(6,175)	(3,370)	(6,391)	(16,976)	(43,335)
—	(682)	—	—	(841)	(4,244)
(57,620)	—	(1,199)	(1,051)	(1,166)	(5,585)
(6,578)	(29,812)	(25,870)	(31,387)	(30,532)	(140,094)
(2,039,845)	(6,831)	(60,768)	(7,311)	(94,294)	(43,479)
(4,919)	(1,492)	(10,146)	(1,016)	(5,373)	(5,042)
(257,795)	(44,364)	(19,542)	(1,580)	(5,438)	(5,269)
(13,398)	(6,070)	(290,353)	(29,420)	(136,561)	(131,564)
(2,919,433)	(95,426)	(411,248)	(78,156)	(291,181)	(378,612)

8,985,112	120,060,690	31,129	559,641	226,615	2,394,721
2,323,288	12,845	64,138	13,101	23,212	39,565
(16,186,102)	(14,618,995)	(51,302)	(1,803,215)	(2,034,602)	(958,256)
(4,877,702)	105,454,540	43,965	(1,230,473)	(1,784,775)	1,476,030

79,418	185,089	—	2,723	—	3,658
2,845	2,173	10,146	1,016	6,214	10,112
(5,770)	(173,454)	(2,414)	—	—	—
76,493	13,808	7,732	3,739	6,214	13,770

3,075,732	18,934,147	32,500	72,000	—	68,805
165,098	1,474	20,741	2,632	6,603	12,019
(9,567,049)	(3,300,545)	(30,408)	(78)	(2,449)	(64,842)
(6,326,219)	15,635,076	22,833	74,554	4,154	15,982

4,410,265	1,125,000	213,000	18,219	—	—
19,719	35,882	316,223	60,807	167,092	282,243
(429,158)	(891,605)	—	(9,008)	—	(19,414)

4,000,826	269,277	529,223	70,018	167,092	262,829
(7,126,602)	121,372,701	603,753	(1,082,162)	(1,607,315)	1,768,611
10,677,433	92,184,623	783,839	(1,331,600)	(991,908)	901,352

94,154,595	1,969,972	3,859,099	5,190,699	5,266,061	4,364,709
$104,832,028	$94,154,595	$4,642,938	$3,859,099	$4,274,153	$5,266,061
$10,428	$424,294	$45,019	$24,850	$8,521	$1,093

75

Statements of Changes in Net Assets (Continued)

	Touchstone Intermediate		Touchstone International
	Fixed Income Fund		Fixed Income Fund
	For the		For the
	Six Months		Six Months
	Ended	For the	Ended	For the
	March 31,	Year Ended	March 31,	Year Ended
	2012	September 30,	2012	September 30,
	(Unaudited)	2011	(Unaudited)	2011 (A)
From Operations
Net investment income (loss)	$1,357,753	$2,951,688	$130,848	$228,414
Net realized gain (loss) on investments, foreign currency transactions and short positions	827,865	1,209,268	441,390	107,176
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions and short positions	(155,511)	(1,697,151)	(309,528)	(213,688)
Change in Net Assets from Operations	2,030,107	2,463,805	262,710	121,902
Distributions to Shareholders from:
Net investment income, Class A	—	—	(104,430)	(133,401)
Net investment income, Class C	—	—	(16,688)	(34,790)
Net investment income, Class Y	—	—	(20,108)	(46,142)
Net investment income, Institutional Class	(1,404,251)	(3,044,360)	(269,644)	(743,823)
Net realized gains, Class A	—	—	(14,566)	(7,028)
Net realized gains, Class C	—	—	(2,575)	(1,865)
Net realized gains, Class Y	—	—	(2,724)	(2,365)
Net realized gains, Institutional Class	(859,130)	—	(33,930)	(32,587)
Total Distributions	(2,263,381)	(3,044,360)	(464,665)	(1,002,001)
Class A
Proceeds from shares sold	—	—	1,687,227	2,912,442
Reinvestment of distributions	—	—	72,831	128,026
Cost of shares redeemed	—	—	(1,371,312)	(1,627,808)
Change in Net Assets from Class A Share Transactions	—	—	388,746	1,412,660
Class C
Proceeds from shares sold	—	—	28,979	353,277
Reinvestment of distributions	—	—	14,087	36,366
Cost of shares redeemed	—	—	(192,478)	(176,267)
Change in Net Assets from Class C Share Transactions	—	—	(149,412)	213,376
Class Y
Proceeds from shares sold	—	—	132,875	1,754,869
Reinvestment of distributions	—	—	20,476	48,682
Cost of shares redeemed	—	—	(229,649)	(1,225,137)
Change in Net Assets from Class Y Share Transactions	—	—	(76,298)	578,414
Institutional Class
Proceeds from shares sold	3,932,935	8,288,109	388,679	27,361
Reinvestment of distributions	878,258	328,509	273,496	789,049
Cost of shares redeemed	(15,021,008)	(18,564,746)	(20,085)	(19,439)
Change in Net Assets from Institutional Class Share Transactions	(10,209,815)	(9,948,128)	642,090	796,971
Net Increase (Decrease) from Share Transactions	(10,209,815)	(9,948,128)	805,126	3,001,421
Total Increase (Decrease) in Net Assets	(10,443,089)	(10,528,683)	603,171	2,121,322
Net Assets
Beginning of period	98,609,726	109,138,409	11,787,626	9,666,304
End of period	$88,166,637	$98,609,726	$12,390,797	$11,787,626
Accumulated Net Investment Income (Loss)	$(39,530)	$6,968	$(285,985)	$(5,963)

(A) Represents the period from commencement of operations (August 9, 2011) through September 30, 2011.

See accompanying Notes to Financial Statements.

76

Statements of Changes in Net Assets (Continued)

Touchstone Large Cap		Touchstone Market Neutral		Touchstone Merger
Relative Value Fund		Equity Fund		Arbitrage Fund
For the		For the		For the
Six Months		Six Months		Six Months
Ended	For the	Ended	For the	Ended	For the
March 31,	Year Ended	March 31,	Year Ended	March 31,	Period Ended
2012	September 30,	2012	September 30,	2012	September 30,
(Unaudited)	2011	(Unaudited)	2011	(Unaudited)	2011(A)

$45,337	$58,122	$(444,891)	$(608,852)	$(334,394)	$(9,112)
18,468	245,061	(563,344)	(596,750)	1,077,048	10,082
1,561,791	(1,054,309)	43,355	1,926,946	1,391,337	7,513
1,625,596	(751,126)	(964,880)	721,344	2,133,991	8,483

(3,935)	(8,077)	—	—	(2,875)	—
(343)	(541)	—	—	(267)	—
(17,298)	(12,074)	—	—	(1,453)	—
(23,713)	(57,889)	—	—	(1,975)	—
(27,239)	(238)	—	—	(24,573)	—
(10,820)	(120)	—	—	(2,094)	—
(98,779)	(51)	—	—	(12,719)	—
(116,608)	(1,372)	—	—	(15,125)	—
(298,735)	(80,362)	—	—	(61,081)	—

100,669	1,357,188	2,662,754	3,389,554	68,222,536	260,434
31,174	8,315	—	—	21,813	—
(29,259)	(1,172,139)	(636,569)	(711,849)	(1,305,295)	—
102,584	193,364	2,026,185	2,677,705	66,939,054	260,434

450	84,858	34,869	127,080	11,096,543	254,776
11,163	661	—	—	2,400	—
(4,368)	(31,669)	(47,130)	(112,854)	(162,274)	—
7,245	53,850	(12,261)	14,226	10,936,669	254,776

634,729	3,564,715	4,355,917	7,781,351	45,882,536	1,163,250
116,077	12,124	—	—	13,535	—
(608,334)	(674,355)	(2,591,850)	(476,364)	(848,695)	—
142,472	2,902,484	1,764,067	7,304,987	45,047,376	1,163,250

261,089	—	—	—	13,854,253	5,002,500
140,321	59,261	—	—	14,253	—
—	—	—	—	(5,333,281)	—

401,410	59,261	—	—	8,535,225	5,002,500
653,711	3,208,959	3,777,991	9,996,918	131,458,324	6,680,960
1,980,572	2,377,471	2,813,111	10,718,262	133,531,234	6,689,443

6,217,953	3,840,482	43,901,717	33,183,455	6,689,443	—
$8,198,525	$6,217,953	$46,714,828	$43,901,717	$140,220,677	$6,689,443
$48	$—	$(453,279)	$(8,388)	$(342,847)	$(1,883)

77

Statements of Changes in Net Assets (Continued)

	Touchstone Mid Cap		Touchstone Mid Cap
	Fund		Value Fund
	For the		For the
	Six Months		Six Months
	Ended	For the	Ended	For the
	March 31,	Year Ended	March 31,	Year Ended
	2012	September 30,	2012	September 30,
	(Unaudited)	2011	(Unaudited)	2011
From Operations
Net investment income (loss)	$343,482	$282,441	$358,796	$605,778
Net realized gain (loss) on investments and foreign currency transactions	11,113,380	25,256,142	(137,175)	3,255,733
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions and short positions	4,082,663	(14,842,998)	13,057,341	(8,152,352)
Change in Net Assets from Operations	15,539,525	10,695,585	13,278,962	(4,290,841)
Distributions to Shareholders from:
Net investment income, Class A	(1,165)	—	(13,838)	(18,796)
Net investment income, Class C	—	—	(275)	(470)
Net investment income, Class Y	(141,026)	(273,246)	(61,283)	(28,493)
Net investment income, Class Z	(395)	—	—	—
Net investment income, Institutional Class	—	—	(307,035)	(555,638)
Net realized gains, Class A	—	—	(157,428)	(8,176)
Net realized gains, Class C	—	—	(12,581)	(1,773)
Net realized gains, Class Y	—	—	(499,702)	(8,159)
Net realized gains, Institutional Class	—	—	(2,444,064)	(526,560)
Total Distributions	(142,586)	(273,246)	(3,496,206)	(1,148,065)
Class A
Proceeds from shares sold	32,907	231,656	868,142	4,384,562
Reinvestment of distributions	1,073	—	166,895	26,888
Cost of shares redeemed	(211,374)	(238,503)	(431,702)	(1,823,276)
Change in Net Assets from Class A Share Transactions	(177,394)	(6,847)	603,335	2,588,174
Class C
Proceeds from shares sold	14,025	309,661	19,823	112,061
Reinvestment of distributions	—	—	12,855	2,243
Cost of shares redeemed	(45,408)	(58,829)	(7,973)	(11,357)
Change in Net Assets from Class C Share Transactions	(31,383)	250,832	24,705	102,947
Class Y
Proceeds from shares sold	2,693,325	16,486,326	8,078,308	5,312,984
Reinvestment of distributions	9,990	10,151	543,850	37,124
Cost of shares redeemed	(29,684,458)	(72,682,133)	(1,865,077)	(193,562)
Change in Net Assets from Class Y Share Transactions	(26,981,143)	(56,185,656)	6,757,081	5,156,546

(A) Class A and Class C represent the period from commencement of operations (November 15, 2010) through September 30, 2011.

See accompanying Notes to Financial Statements.

78

Statements of Changes in Net Assets (Continued)

Touchstone Premium		Touchstone Sands Capital		Touchstone Short Duration
Yield Equity Fund		Select Growth Fund		Fixed Income Fund
For the		For the		For the
Six Months		Six Months		Six Months
Ended	For the	Ended	For the	Ended	For the
March 31,	Year Ended	March 31,	Year Ended	March 31,	Year Ended
2012	September 30,	2012	September 30,	2012	September 30,
(Unaudited)	2011	(Unaudited)	2011(A)	(Unaudited)	2011

$950,993	$1,300,240	$(6,233,939)	$(9,378,288)	$432,768	$915,586
250,254	2,415,363	2,239,925	20,212,078	(15,391)	100,015
8,357,051	(120,647)	515,523,559	(15,389,448)	15,416	(516,088)
9,558,298	3,594,956	511,529,545	(4,555,658)	432,793	499,513

(626,742)	(783,294)	—	—	—	—
(127,958)	(179,677)	—	—	—	—
(186,912)	(332,573)	—	—	(53,776)	(38,278)
—	—	—	—	(461,010)	(1,139,078)
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
(941,612)	(1,295,544)	—	—	(514,786)	(1,177,356)

16,537,010	7,308,051	54,745,463	27,620,462	—	—
561,526	781,388	—	—	—	—
(4,184,042)	(2,520,094)	(12,379,537)	(3,991,793)	—	—
12,914,494	5,569,345	42,365,926	23,628,669	—	—

4,826,739	1,961,365	21,182,745	9,740,865	—	—
102,988	149,469	—	—	—	—
(436,852)	(1,763,905)	(956,108)	(155,138)	—	—
4,492,875	346,929	20,226,637	9,585,727	—	—

20,930,144	8,576,183	451,489,300	353,708,625	7,562,565	2,313,962
120,946	274,614	—	—	32,729	3,293
(2,710,945)	(17,699,494)	(64,695,166)	(58,056,051)	(789,564)	(1,903,448)
18,340,145	(8,848,697)	386,794,134	295,652,574	6,805,730	413,807

79

Statements of Changes in Net Assets (Continued)

	Touchstone Mid Cap		Touchstone Mid Cap
	Fund		Value Fund
	For the		For the
	Six Months		Six Months
	Ended	For the	Ended	For the
	March 31,	Year Ended	March 31,	Year Ended
	2012	September 30,	2012	September 30,
	(Unaudited)	2011	(Unaudited)	2011
Class Z
Proceeds from shares sold	127,741	2,449,859	—	—
Reinvestment of distributions	395	—	—	—
Cost of shares redeemed	(760,956)	(2,115,870)	—	—
Change in Net Assets from Class Z Share Transactions	(632,820)	333,989	—	—
Institutional Class
Proceeds from shares sold	2,500	—	3,477,715	2,992,360
Reinvestment of distributions	—	—	2,748,051	1,115,061
Cost of shares redeemed	—	—	(889,723)	(28,782)
Change in Net Assets from Institutional Class Share Transactions	2,500	—	5,336,043	4,078,639
Net Increase (Decrease) from Share Transactions	(27,820,240)	(55,607,682)	12,721,164	11,926,306
Total Increase (Decrease) in Net Assets	(12,423,301)	(45,185,343)	22,503,920	6,487,400
Net Assets
Beginning of period	79,894,024	125,079,367	47,061,578	40,574,178
End of period	$67,470,723	$79,894,024	$69,565,498	$47,061,578
Accumulated Net Investment Income (Loss)	$238,804	$37,908	$10,785	$34,420

(A) Class A and Class C represent the period from commencement of operations (November 15, 2010) through September 30, 2011.

See accompanying Notes to Financial Statements.

80

Statements of Changes in Net Assets (Continued)

Touchstone Premium		Touchstone Sands Capital		Touchstone Short Duration
Yield Equity Fund		Select Growth Fund		Fixed Income Fund
For the		For the		For the
Six Months		Six Months		Six Months
Ended	For the	Ended	For the	Ended	For the
March 31,	Year Ended	March 31,	Year Ended	March 31,	Year Ended
2012	September 30,	2012	September 30,	2012	September 30,
(Unaudited)	2011	(Unaudited)	2011(A)	(Unaudited)	2011

—	—	476,826,903	680,698,491	4,676,920	7,952,507
—	—	—	—	298,063	1,140,674
—	—	(252,721,914)	(331,487,191)	(5,271,630)	(11,733,361)
—	—	224,104,989	349,211,300	(296,647)	(2,640,180)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—
35,747,514	(2,932,423)	673,491,686	678,078,270	6,509,083	(2,226,373)
44,364,200	(633,011)	1,185,021,231	673,522,612	6,427,090	(2,904,216)

40,218,765	40,851,776	1,334,183,931	660,661,319	41,274,095	44,178,311
$84,582,965	$40,218,765	$2,519,205,162	$1,334,183,931	$47,701,185	$41,274,095
$91,244	$81,863	$(6,233,939)	$—	$(49,454)	$32,564

81

Statements of Changes in Net Assets (Continued)

	Touchstone Small Cap		Touchstone Small Cap
	Core Fund		Value Fund
	For the		For the
	Six Months		Six Months
	Ended	For the	Ended	For the
	March 31,	Year Ended	March 31,	Year Ended
	2012	September 30,	2012	September 30,
	(Unaudited)	2011	(Unaudited)	2011(A)
From Operations
Net investment income	$453,073	$52,866	$278,887	$810,142
Net realized gain (loss) on investments	(772,258)	2,090,097	(780,141)	19,710,768
Net change in unrealized appreciation (depreciation) on investments	58,920,339	(9,589,918)	10,722,959	(20,021,935)
Change in Net Assets from Operations	58,601,154	(7,446,955)	10,221,705	498,975
Distributions to Shareholders from:
Net investment income, Class A	(2,404)	(41,566)	(431,347)	(127,653)
Net investment income, Class C	(718)	(275)	(88)	(19)
From net investment income, Class Y	(106,602)	(88,965)	(63)	(94)
From net investment income, Class Z	—	—	—	(593,961)
Net investment income, Institutional Class	(123,223)	(46,227)	(13,589)	(3,526)
Net realized gains, Class A	(674,157)	(1,431)	—	—
Net realized gains, Class C	(164,641)	(178)	—	—
Net realized gains, Class Y	(1,166,246)	(925)	—	—
Net realized gains, Institutional Class	(667,756)	(332)	—	—
Total Distributions	(2,905,747)	(179,899)	(445,087)	(725,253)
Class A
Proceeds from shares sold	24,772,195	49,502,790	777,165	51,383,529
Reinvestment of distributions	649,407	41,411	418,126	124,666
Proceeds from shares issued in connection with merger(D)	—	—	—	—
Cost of shares redeemed	(20,918,647)	(54,781,287)	(14,057,448)	(7,027,740)
Change in Net Assets from Class A Share Transactions	4,502,955	(5,237,086)	(12,862,157)	44,480,455
Class C
Proceeds from shares sold	4,593,552	9,636,367	25,000	2,500
Reinvestment of distributions	135,845	390	89	19
Proceeds from shares issued in connection with merger(D)	—	—	—	—
Cost of shares redeemed	(1,985,658)	(2,502,825)	—	—
Change in Net Assets from Class C Share Transactions	2,743,739	7,133,932	25,089	2,519
Class Y
Proceeds from shares sold	53,431,324	48,551,714	8,371	22,500
Reinvestment of distributions	937,735	82,193	63	94
Proceeds from shares issued in connection with merger(D)	—	—	—	—
Cost of shares redeemed	(9,084,665)	(22,803,876)	—	(15,998)
Change in Net Assets from Class Y Share Transactions	45,284,394	25,830,031	8,434	6,596

(A) Class A, Class C, Class Y and Institutional Class represent the period from commencement of operations (March 1, 2011) through September 30, 2011. Effective June 10, 2011, Class Z shares converted to Class A shares.

(B) Touchstone Total Return Bond Fund acquired all of the assets and liabilities of EARNEST Partners Fixed Income Trust (“Predecessor Fund”) in a reorganization on August 1, 2011. The Predecessor Fund's performance and financial history have been adopted by Touchstone Total Return Bond Fund and will be used going forward. As a result, the information prior to August 1, 2011 reflects that of the Predecessor Fund.

(C) Effective August 1, 2011, the Fund changed its fiscal year end from March 31 to September 30 and Investor Class shares and Institutional Class shares were renamed Class A and Class Y shares, respectively. See Note 9 in the Notes to Financial Statements.

(D) See Note 9 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

82

Statements of Changes in Net Assets (Continued)

Touchstone Total Return			Touchstone Ultra Short Duration
Bond Fund(B)			Fixed Income Fund
For the			For the
Six Months			Six Months
Ended	For the	For the	Ended	For the
March 31,	Period Ended	Year Ended	March 31,	Year Ended
2012	September 30,	March 31,	2012	September 30,
(Unaudited)	2011(C)	2011	(Unaudited)	2011

$779,276	$465,041	$760,499	$2,633,107	$3,817,830
287,354	(32,688)	124,235	509,615	198,188

207,434	655,036	292,070	711,744	(989,421)
1,274,064	1,087,389	1,176,804	3,854,466	3,026,597

(79,775)	(32,331)	(204)	—	—
(29,386)	(17,889)	—	—	—
(276,048)	(382,064)	(796,480)	—	—
—	(56,657)	—	(4,175,855)	(5,857,004)
(395,357)	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
(780,566)	(488,941)	(796,684)	(4,175,855)	(5,857,004)

2,513,963	1,404,720	7,000	—	—
48,711	26,290	204	—	—
—	3,333,082	—	—	—
(1,240,606)	(62,433)	—	—	—
1,322,068	4,701,659	7,204	—	—

466,324	107,577	—	—	—
18,295	15,634	—	—	—
—	2,488,799	—	—	—
(58,991)	(49,260)	—	—	—
425,628	2,562,750	—	—	—

5,041,328	1,548,765	2,061,368	—	—
181,475	379,097	768,862	—	—
—	617,477	—	—	—
(8,438,051)	(1,731,835)	(3,575,575)	—	—
(3,215,248)	813,504	(745,345)	—	—

83

Statements of Changes in Net Assets (Continued)

	Touchstone Small Cap		Touchstone Small Cap
	Core Fund		Value Fund
	For the		For the
	Six Months		Six Months
	Ended	For the	Ended	For the
	March 31,	Year Ended	March 31,	Year Ended
	2012	September 30,	2012	September 30,
	(Unaudited)	2011	(Unaudited)	2011(A)
Class Z
Proceeds from shares sold	—	—	—	7,143,600
Reinvestment of distributions	—	—	—	582,090
Cost of shares redeemed	—	—	—	(79,340,060)
Change in Net Assets from Class Z Share Transactions	—	—	—	(71,614,370)
Institutional Class
Proceeds from shares sold	78,880,706	45,250,009	—	924,895
Reinvestment of distributions	621,290	46,227	13,260	3,526
Proceeds from shares issued in connection with merger(D)	—	—	—	—
Cost of shares redeemed	(10,384,485)	(8,662,099)	(2,337)	—
Change in Net Assets from Institutional Class Share Transactions	69,117,511	36,634,137	10,923	928,421
Net Increase (Decrease) from Share Transactions	121,648,599	64,361,014	(12,817,711)	(26,196,379)

Total Increase (Decrease) in Net Assets	177,344,006	56,734,160	(3,041,093)	(26,422,657)
Net Assets
Beginning of period	156,012,142	99,277,982	38,130,207	64,552,864
End of period	$333,356,148	$156,012,142	$35,089,114	$38,130,207
Accumulated Net Investment Income	$251,130	$31,004	$47,682	$213,882

(A) Class A, Class C, Class Y and Institutional Class represent the period from commencement of operations (March 1, 2011) through September 30, 2011. Effective June 10, 2011, Class Z shares converted to Class A shares.

(B) Touchstone Total Return Bond Fund acquired all of the assets and liabilities of EARNEST Partners Fixed Income Trust (“Predecessor Fund”) in a reorganization on August 1, 2011. The Predecessor Fund's performance and financial history have been adopted by Touchstone Total Return Bond Fund and will be used going forward. As a result, the information prior to August 1, 2011 reflects that of the Predecessor Fund.

(C) Effective August 1, 2011, the Fund changed its fiscal year end from March 31 to September 30 and Investor Class shares and Institutional Class shares were renamed Class A and Class Y shares, respectively. See Note 9 in the Notes to Financial Statements.

(D) See Note 9 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

84

Statements of Changes in Net Assets (Continued)

Touchstone Total Return			Touchstone Ultra Short Duration
Bond Fund(B)			Fixed Income Fund
For the			For the
Six Months			Six Months
Ended	For the	For the	Ended	For the
March 31,	Period Ended	Year Ended	March 31,	Year Ended
2012	September 30,	March 31,	2012	September 30,
(Unaudited)	2011(C)	2011	(Unaudited)	2011

—	—	—	178,314,385	342,321,287
—	—	—	2,447,405	5,111,991
—	—	—	(175,380,679)	(235,121,390)
—	—	—	5,381,111	112,311,888

33,729,344	—	—	—	—
328,980	56,657	—	—	—
—	6,267,909	—	—	—
(186,501)	—	—	—	—

33,871,823	6,324,566	—	—	—
32,404,271	14,402,479	(738,141)	5,381,111	112,311,888

32,897,769	15,000,927	(358,021)	5,059,722	109,481,481

31,519,600	16,518,673	16,876,694	346,131,384	236,649,903
$64,417,369	$31,519,600	$16,518,673	$351,191,106	$346,131,384
$210,360	$211,650	$—	$(1,259,074)	$283,674

85

Financial Highlights

Touchstone Emerging Markets Equity Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,		Year Ended
	2012		September 30,
	(Unaudited)		2011	2010(A)
Net asset value at beginning of period	$10.69		$12.68	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(B)	0.10	0.03
Net realized and unrealized gains (losses) on investments	1.97		(2.05)	2.65
Total from investment operations	1.96		(1.95)	2.68
Distributions from:
Net investment income	(0.08)		(0.02)	—
Realized capital gains	(0.09)		(0.02)	—
Total distributions	(0.17)		(0.04)	—
Net asset value at end of period	$12.48		$10.69	$12.68
Total return(C)	18.50	%(D)	(15.45)%	26.80%
Ratios and supplemental data:
Net assets at end of period (000's)	$36,865		$26,592	$10,343
Ratio to average net assets:
Net expenses	1.74	%(E)	1.74%	1.74%
Gross expenses	1.89	%(E)	1.95%	2.25%
Net investment income (loss)	(0.10	)%(E)	0.98%	0.76%
Portfolio turnover rate	2	%(D)	18%	8%

Touchstone Emerging Markets Equity Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,		Year Ended
	2012		September 30,
	(Unaudited)		2011	2010(A)
Net asset value at beginning of period	$10.54		$12.58	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.05	)(B)	0.03	0.00	(F)
Net realized and unrealized gains (losses) on investments	1.94		(2.05)	2.58
Total from investment operations	1.89		(2.02)	2.58
Distributions from:
Net investment income	0.00	(F)	—	—
Realized capital gains	(0.09)		(0.02)	—
Total distributions	(0.09)		(0.02)	—
Net asset value at end of period	$12.34		$10.54	$12.58
Total return(C)	18.04	%(D)	(16.07)%	25.80%
Ratios and supplemental data:
Net assets at end of period (000's)	$5,674		$5,417	$3,590
Ratio to average net assets:
Net expenses	2.49	%(E)	2.49%	2.49%
Gross expenses	2.79	%(E)	2.82%	2.99%
Net investment income (loss)	(0.85	)%(E)	0.21%	(0.03)%
Portfolio turnover rate	2	%(D)	18%	8%

(A)	The Fund commenced operations on October 1, 2009.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the return would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Amount rounds to less than $0.005 per share.

See accompanying Notes to Financial Statements.

86

Financial Highlights (Continued)

Touchstone Emerging Markets Equity Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,		Year Ended
	2012		September 30,
	(Unaudited)		2011	2010(A)
Net asset value at beginning of period	$10.74		$12.72	$10.00
Income (loss) from investment operations:
Net investment income	0.01	(B)	0.11	0.01
Net realized and unrealized gains (losses) on investments	1.98		(2.05)	2.71
Total from investment operations	1.99		(1.94)	2.72
Distributions from:
Net investment income	(0.11)		(0.02)	—
Realized capital gains	(0.09)		(0.02)	—
Total distributions	(0.20)		(0.04)	—
Net asset value at end of period	$12.53		$10.74	$12.72
Total return	18.71	%(C)	(15.21)%	27.10%
Ratios and supplemental data:
Net assets at end of period (000's)	$208,646		$151,532	$13,597
Ratio to average net assets:
Net expenses	1.40	%(D)	1.48%	1.49%
Gross expenses	1.41	%(D)	1.48%	2.10%
Net investment income	0.24	%(D)	1.50%	0.86%
Portfolio turnover rate	2	%(C)	18%	8%

Touchstone Emerging Markets Equity Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,		Year Ended
	2012		September 30,
	(Unaudited)		2011	2010(A)
Net asset value at beginning of period	$10.76		$12.74	$10.00
Income (loss) from investment operations:
Net investment income	0.02	(B)	0.13	0.05
Net realized and unrealized gains (losses) on investments	1.98		(2.06)	2.69
Total from investment operations	2.00		(1.93)	2.74
Distributions from:
Net investment income	(0.12)		(0.03)	—
Realized capital gains	(0.09)		(0.02)	—
Total distributions	(0.21)		(0.05)	—
Net asset value at end of period	$12.55		$10.76	$12.74
Total return	18.77	%(C)	(15.18)%	27.40%
Ratios and supplemental data:
Net assets at end of period (000's)	$383,868		$244,657	$125,414
Ratio to average net assets:
Net expenses	1.34	%(D)	1.34%	1.34%
Gross expenses	1.36	%(D)	1.43%	1.74%
Net investment income	0.30	%(D)	1.51%	1.26%
Portfolio turnover rate	2	%(C)	18%	8%

(A)	The Fund commenced operations on October 1, 2009.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

87

Financial Highlights (Continued)

Touchstone Emerging Markets Equity Fund II—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Period
	March 31,		Ended
	2012		September 30,
	(Unaudited)		2011(A)
Net asset value at beginning of period	$7.95		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(B)	0.03
Net realized and unrealized gains (losses) on investments	1.29		(2.08)
Total from investment operations	1.28		(2.05)
Distributions from:
Net investment income	(0.04)		—
Net asset value at end of period	$9.19		$7.95
Total return(C)	16.14	%(D)	(20.50	)%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$2,801		$417
Ratio to average net assets:
Net expenses	1.74	%(E)	1.74	%(E)
Gross expenses	3.10	%(E)	8.56	%(E)
Net investment income (loss)	(0.28	)%(E)	1.34	%(E)
Portfolio turnover rate	0	%(D)(F)	112	%(D)

Touchstone Emerging Markets Equity Fund II—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Period
	March 31,		Ended
	2012		September 30,
	(Unaudited)		2011(A)
Net asset value at beginning of period	$7.93		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.05	)(B)	0.02
Net realized and unrealized gains (losses) on investments	1.29		(2.09)
Total from investment operations	1.24		(2.07)
Distributions from:
Net investment income	(0.06)		—
Net asset value at end of period	$9.11		$7.93
Total return(C)	15.77	%(D)	(20.70	)%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$103		$17
Ratio to average net assets:
Net expenses	2.49	%(E)	2.49	%(E)
Gross expenses	20.88	%(E)	60.21	%(E)
Net investment income (loss)	(1.03	)%(E)	0.69	%(E)
Portfolio turnover rate	0	%(D)(F)	112	%(D)

(A)	The Fund commenced operations on April 18, 2011.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the return would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Amount rounds to less than $0.005 per share or 0.005%.

See accompanying Notes to Financial Statements.

88

Financial Highlights (Continued)

Touchstone Emerging Markets Equity Fund II—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Period
	March 31,		Ended
	2012		September 30,
	(Unaudited)		2011(A)
Net asset value at beginning of period	$7.96		$10.00
Income (loss) from investment operations:
Net investment income	(0.00	)(B)(C)	0.11
Net realized and unrealized gains (losses) on investments	1.29		(2.15)
Total from investment operations	1.29		(2.04)
Distributions from:
Net investment income	(0.08)		—
Net asset value at end of period	$9.17		$7.96
Total return	16.37	%(D)	(20.40	)%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$7,309		$200
Ratio to average net assets:
Net expenses	1.49	%(E)	1.49	%(E)
Gross expenses	2.81	%(E)	6.83	%(E)
Net investment income (loss)	(0.03	)%(E)	1.53	%(E)
Portfolio turnover rate	0	%(B)(D)	112	%(D)

Touchstone Emerging Markets Equity Fund II—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Period
	March 31,		Ended
	2012		September 30,
	(Unaudited)		2011(A)
Net asset value at beginning of period	$7.97		$10.00
Income (loss) from investment operations:
Net investment income	0.01	(C)	0.07
Net realized and unrealized gains (losses) on investments	1.29		(2.10)
Total from investment operations	1.30		(2.03)
Distributions from:
Net investment income	(0.04)		—
Net asset value at end of period	$9.23		$7.97
Total return	16.37	%(D)	(20.30	)%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$19,517		$3,930
Ratio to average net assets:
Net expenses	1.34	%(E)	1.34	%(E)
Gross expenses	2.34	%(E)	4.16	%(E)
Net investment income	0.12	%(E)	1.67	%(E)
Portfolio turnover rate	0	%(B)(D)	112	%(D)

(A)	The Fund commenced operations on April 18, 2011.
(B)	Amount rounds to less than $0.005 per share or 0.005%.
(C)	The net investment income per share is based on average shares outstanding for the period.
(D)	Not annualized.
(E)	Annualized.

See accompanying Notes to Financial Statements.

89

Financial Highlights (Continued)

Touchstone Focused Equity Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months		Year	Period
	Ended		Ended	Ended
	March 31,		September	September
	2012		30,	30,
	(Unaudited)		2011	2010(A)
Net asset value at beginning of period	$9.50		$10.95	$10.00
Income (loss) from investment operations:
Net investment income	0.02	(B)	0.10	0.02
Net realized and unrealized gains (losses) on investments	2.29		(1.38)	0.93
Total from investment operations	2.31		(1.28)	0.95
Distributions from:
Net investment income	(0.07)		(0.08)	—
Realized capital gains	(0.26)		(0.09)	—
Total distributions	(0.33)		(0.17)	—
Net asset value at end of period	$11.48		$9.50	$10.95
Total return(C)	24.94	%(D)	(11.95)%	9.40	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$91,997		$80,741	$814
Ratio to average net assets:
Net expenses	1.20	%(E)	1.20%	1.20	%(E)
Gross expenses	1.86	%(E)	1.70%	4.65	%(E)
Net investment income	0.37	%(E)	0.56%	0.46	%(E)
Portfolio turnover rate	19	%(D)	44%	101	%(D)

Touchstone Focused Equity Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months		Year	Period
	Ended		Ended	Ended
	March 31,		September	September
	2012		30,	30,
	(Unaudited)		2011	2010(A)
Net asset value at beginning of period	$9.38		$10.88	$10.00	(B)
Income (loss) from investment operations:
Net investment loss	(0.02	)(B)	(0.05)	(0.01)
Net realized and unrealized gains (losses) on investments	2.26		(1.32)	0.89
Total from investment operations	2.24		(1.37)	0.88
Distributions from:
Net investment income	—		(0.04)	—
Realized capital gains	(0.26)		(0.09)	—
Total distributions	(0.26)		(0.13)	—
Net asset value at end of period	$11.36		$9.38	$10.88
Total return(C)	24.15	%(D)	(12.78)%	8.90	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$296		$179	$187
Ratio to average net assets:
Net expenses	1.95	%(E)	1.95%	1.95	%(E)
Gross expenses	6.90	%(E)	5.90%	5.45	%(E)
Net investment income (loss)	(0.38	)%(E)	(0.52)%	(0.24	)%(E)
Portfolio turnover rate	19	%(D)	44%	101	%(D)

(A)	Represents the period from commencement of operations (December 31, 2009) through September 30, 2010.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the return would be lower.
(D)	Not annualized.
(E)	Annualized.

See accompanying Notes to Financial Statements.

90

Financial Highlights (Continued)

Touchstone Focused Equity Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months		Year	Period
	Ended		Ended	Ended
	March 31,		September	September
	2012		30,	30,
	(Unaudited)		2011	2010(A)
Net asset value at beginning of period	$9.60		$10.96	$10.00
Income (loss) from investment operations:
Net investment income	0.03	(B)	0.02	0.04
Net realized and unrealized gains (losses) on investments	2.31		(1.29)	0.92
Total from investment operations	2.34		(1.27)	0.96
Distributions from:
Net investment income	(0.11)		—	—
Realized capital gains	(0.26)		(0.09)	—
Total distributions	(0.37)		(0.09)	—
Net asset value at end of period	$11.57		$9.60	$10.96
Total return	25.14	%(C)	(11.77)%	9.60	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$7,505		$12,383	$201
Ratio to average net assets:
Net expenses	0.95	%(D)	0.95%	0.95	%(D)
Gross expenses	1.21	%(D)	1.18%	4.62	%(D)
Net investment income	0.62	%(D)	0.79%	0.81	%(D)
Portfolio turnover rate	19	%(C)	44%	101	%(C)

Touchstone Focused Equity Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months		Year	Period
	Ended		Ended	Ended
	March 31,		September	September
	2012		30,	30,
	(Unaudited)		2011	2010(A)
Net asset value at beginning of period	$9.28		$10.97	$10.00
Income (loss) from investment operations:
Net investment income	0.04	(B)	0.10	0.17
Net realized and unrealized gains (losses) on investments	2.22		(1.28)	0.80
Total from investment operations	2.26		(1.18)	0.97
Distributions from:
Net investment income	(0.12)		(0.42)	—
Realized capital gains	(0.26)		(0.09)	—
Total distributions	(0.38)		(0.51)	—
Net asset value at end of period	$11.16		$9.28	$10.97
Total return	25.14	%(C)	(11.68)%	9.70	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$5,034		$852	$768
Ratio to average net assets:
Net expenses	0.80	%(D)	0.80%	0.80	%(D)
Gross expenses	1.94	%(D)	2.12%	3.66	%(D)
Net investment income	0.77	%(D)	0.50%	0.99	%(D)
Portfolio turnover rate	19	%(C)	44%	101	%(C)

(A)	Represents the period from commencement of operations (December 31, 2009) through September 30, 2010.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Not annualized.

(D)	Annualized.

See accompanying Notes to Financial Statements.

91

Financial Highlights (Continued)

Touchstone Global Equity Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,		Year Ended
	2012		September 30,
	(Unaudited)		2011	2010(A)
Net asset value at beginning of period	$9.86		$10.65	$10.00
Income (loss) from investment operations:
Net investment income	0.11	(B)	0.08	0.04
Net realized and unrealized gains (losses) on investments	1.27		(0.68)	0.61
Total from investment operations	1.38		(0.60)	0.65
Distributions from:
Net investment income	(0.05)		(0.09)	—
Realized capital gains	(0.98)		(0.10)	—
Total distributions	(1.03)		(0.19)	—
Net asset value at end of period	$10.21		$9.86	$10.65
Total return(C)	15.36	%(D)	(5.87)%	6.50%
Ratios and supplemental data:
Net assets at end of period (000's)	$709		$636	$1,857
Ratio to average net assets:
Net expenses	1.34	%(E)	1.34%	1.34%
Gross expenses	4.00	%(E)	4.13%	3.75%
Net investment income	2.13	%(E)	0.18%	1.56%
Portfolio turnover rate	29	%(D)	64%	68%

Touchstone Global Equity Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,		Year Ended
	2012		September 30,
	(Unaudited)		2011	2010(A)
Net asset value at beginning of period	$9.79		$10.57	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.07	(B)	(0.02)	0.00	(F)
Net realized and unrealized gains (losses) on investments	1.26		(0.66)	0.57
Total from investment operations	1.33		(0.68)	0.57
Distributions from:
Realized capital gains	(0.98)		(0.10)	—
Net asset value at end of period	$10.14		$9.79	$10.57
Total return(C)	14.90	%(D)	(6.54)%	5.70%
Ratios and supplemental data:
Net assets at end of period (000's)	$113		$101	$106
Ratio to average net assets:
Net expenses	2.09	%(E)	2.09%	2.09%
Gross expenses	10.73	%(E)	11.43%	4.28%
Net investment income (loss)	1.38	%(E)	(0.23)%	0.02%
Portfolio turnover rate	29	%(D)	64%	68%

(A)	The Fund commenced operations on October 1, 2009.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the return would be lower
(D)	Not annualized.
(E)	Annualized.
(F)	Amount rounds to less than $0.005 per share.

See accompanying Notes to Financial Statements.

92

Financial Highlights (Continued)

Touchstone Global Equity Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,		Year Ended
	2012		September 30,
	(Unaudited)		2011	2010(A)
Net asset value at beginning of period	$9.93		$10.68	$10.00
Income (loss) from investment operations:
Net investment income	0.12	(B)	0.06	0.09
Net realized and unrealized gains (losses) on investments	1.28		(0.64)	0.59
Total from investment operations	1.40		(0.58)	0.68
Distributions from:
Net investment income	(0.06)		(0.07)	—
Realized capital gains	(0.98)		(0.10)	—
Total distributions	(1.04)		(0.17)	—
Net asset value at end of period	$10.29		$9.93	$10.68
Total return	15.43	%(C)	(5.56)%	6.70%
Ratios and supplemental data:
Net assets at end of period (000's)	$226		$197	$142
Ratio to average net assets:
Net expenses	1.09	%(D)	1.09%	1.09%
Gross expenses	6.42	%(D)	7.29%	3.38%
Net investment income	2.38	%(D)	0.76%	1.05%
Portfolio turnover rate	29	%(C)	64%	68%

Touchstone Global Equity Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,		Year Ended
	2012		September 30,
	(Unaudited)		2011	2010(A)
Net asset value at beginning of period	$9.92		$10.69	$10.00
Income (loss) from investment operations:
Net investment income	0.13	(B)	0.10	0.11
Net realized and unrealized gains (losses) on investments	1.28		(0.66)	0.58
Total from investment operations	1.41		(0.56)	0.69
Distributions from:
Net investment income	(0.08)		(0.11)	0.00	(E)
Realized capital gains	(0.98)		(0.10)	—
Total distributions	(1.06)		(0.21)	—
Net asset value at end of period	$10.27		$9.92	$10.69
Total return	15.52	%(C)	(5.51)%	6.93%
Ratios and supplemental data:
Net assets at end of period (000's)	$3,594		$2,926	$3,086
Ratio to average net assets:
Net expenses	0.94	%(D)	0.94%	0.94%
Gross expenses	2.34	%(D)	2.60%	3.11%
Net investment income	2.53	%(D)	0.91%	1.18%
Portfolio turnover rate	29	%(C)	64%	68%

(A)	The Fund commenced operations on October 1, 2009.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Annualized.
(E)	Amount rounds to less than $0.005 per share.

See accompanying Notes to Financial Statements.

93

Financial Highlights (Continued)

Touchstone Global Real Estate Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,		Year Ended
	2012		September 30,
	(Unaudited)		2011	2010(A)
Net asset value at beginning of period	$9.76		$11.46	$10.00
Income (loss) from investment operations:
Net investment income	0.11	(B)	0.35	0.36
Net realized and unrealized gains (losses) on investments	1.85		(1.10)	1.45
Total from investment operations	1.96		(0.75)	1.81
Distributions from:
Net investment income	(0.09)		(0.48)	(0.35)
Realized capital gains	(0.45)		(0.47)	—
Total distributions	(0.54)		(0.95)	(0.35)
Net asset value at end of period	$11.18		$9.76	$11.46
Total return(C)	20.92	%(D)	(7.47)%	18.54%
Ratios and supplemental data:
Net assets at end of period (000's)	$366		$2,038	$881
Ratio to average net assets:
Net expenses	1.39	%(E)	1.39%	1.39%
Gross expenses	3.07	%(E)	3.55%	4.27%
Net investment income	2.04	%(E)	2.30%	2.94%
Portfolio turnover rate	34	%(D)	85%	107%

Touchstone Global Real Estate Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,		Year Ended
	2012		September 30,
	(Unaudited)		2011	2010(A)
Net asset value at beginning of period	$9.80		$11.50	$10.00
Income (loss) from investment operations:
Net investment income	0.07	(B)	0.20	0.17
Net realized and unrealized gains (losses) on investments	1.86		(1.05)	1.58
Total from investment operations	1.93		(0.85)	1.75
Distributions from:
Net investment income	(0.07)		(0.38)	(0.25)
Realized capital gains	(0.45)		(0.47)	—
Total distributions	(0.52)		(0.85)	(0.25)
Net asset value at end of period	$11.21		$9.80	$11.50
Total return(C)	20.48	%(D)	(8.20)%	17.75%
Ratios and supplemental data:
Net assets at end of period (000's)	$140		$116	$123
Ratio to average net assets:
Net expenses	2.14	%(E)	2.14%	2.14%
Gross expenses	8.41	%(E)	11.08%	4.60%
Net investment income	1.29	%(E)	1.58%	1.60%
Portfolio turnover rate	34	%(D)	85%	107%

(A)	The Fund commenced operations on October 1, 2009.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the return would be lower.
(D)	Not annualized.
(E)	Annualized.

See accompanying Notes to Financial Statements.

94

Financial Highlights (Continued)

Touchstone Global Real Estate Fund—Class Y

Selected Data for a Share Outstanding

	Six Months
	Ended
	March 31,		Year Ended
	2012		September 30,
	(Unaudited)		2011	2010(A)
Net asset value at beginning of period	$9.84		$11.53	$10.00
Income (loss) from investment operations:
Net investment income	0.12	(B)	0.32	0.28
Net realized and unrealized gains (losses) on investments	1.87		(1.06)	1.58
Total from investment operations	1.99		(0.74)	1.86
Distributions from:
Net investment income	(0.09)		(0.48)	(0.33)
Realized capital gains	(0.45)		(0.47)	—
Total distributions	(0.54)		(0.95)	(0.33)
Net asset value at end of period	$11.29		$9.84	$11.53
Total return	21.11	%(C)	(7.27)%	18.90%
Ratios and supplemental data:
Net assets at end of period (000's)	$141		$118	$129
Ratio to average net assets:
Net expenses	1.14	%(D)	1.14%	1.14%
Gross expenses	7.46	%(D)	9.49%	3.62%
Net investment income	2.29	%(D)	2.59%	2.61%
Portfolio turnover rate	34	%(C)	85%	107%

Touchstone Global Real Estate Fund—Institutional Class

Selected Data for a Share Outstanding

	Six Months
	Ended
	March 31,		Year Ended
	2012		September 30,
	(Unaudited)		2011	2010(A)
Net asset value at beginning of period	$9.92		$11.61	$10.00
Income (loss) from investment operations:
Net investment income	0.13	(B)	0.33	0.29
Net realized and unrealized gains (losses) on investments	1.89		(1.07)	1.59
Total from investment operations	2.02		(0.74)	1.88
Distributions from:
Net investment income	(0.10)		(0.48)	(0.27)
Realized capital gains	(0.45)		(0.47)	—
Total distributions	(0.55)		(0.95)	(0.27)
Net asset value at end of period	$11.39		$9.92	$11.61
Total return	21.18	%(C)	(7.21)%	19.12%
Ratios and supplemental data:
Net assets at end of period (000's)	$3,628		$2,994	$3,232
Ratio to average net assets:
Net expenses	0.99	%(D)	0.99%	0.99%
Gross expenses	2.39	%(D)	3.15%	3.34%
Net investment income	2.44	%(D)	2.73%	2.75%
Portfolio turnover rate	34	%(C)	85%	107%

(A)	The Fund commenced operations on October 1, 2009.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

95

Financial Highlights (Continued)

Touchstone Intermediate Fixed Income Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2012		Year Ended September 30,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$9.12		$9.16	$8.73	$8.90	$9.51	$9.58
Income (loss) from investment operations:
Net investment income	0.13		0.26	0.25	0.30	0.44	0.45
Net realized and unrealized gains (losses) on
investments	0.06		(0.03)	0.43	(0.17)	(0.60)	(0.07)
Total from investment operations	0.19		0.23	0.68	0.13	(0.16)	0.38
Distributions from:
Net investment income	(0.13)		(0.27)	(0.25)	(0.30)	(0.45)	(0.45)
Realized capital gains	(0.08)		—	—	—	—	—
Total distributions	(0.21)		(0.27)	(0.25)	(0.30)	(0.45)	(0.45)
Net asset value at end of period	$9.10		$9.12	$9.16	$8.73	$8.90	$9.51
Total return	2.11	%(A)	2.59%	7.92%	1.44%	(1.95)%	4.07%
Ratios and supplemental data:
Net assets at end of period (000's)	$88,167		$98,610	$109,138	$103,725	$15,377	$19,485
Ratio to average net assets:
Net expenses	0.40	%(B)	0.40%	0.40%	0.52%	0.85%	0.87%
Gross expenses	0 66	%(B)	0.70%	0.69%	0.83%	1.15%	0.99%
Net investment income	2.77	%(B)	2.89%	2.84%	3.12%	4.61%	4.72%
Portfolio turnover rate	35	%(A)	69%	71%	125%	62%	71%

(A)	Not annualized.
(B)	Annualized.

See accompanying Notes to Financial Statements.

96

Financial Highlights (Continued)

Touchstone International Fixed Income Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,		Year Ended
	2012		September 30,
	(Unaudited)		2011	2010(A)
Net asset value at beginning of period	$10.49		$11.38	$10.00
Income from investment operations:
Net investment income	0.10	(B)	0.14	0.12
Net realized and unrealized gains on investments	0.13		0.02	1.38
Total from investment operations	0.23		0.16	1.50
Distributions from:
Net investment income	(0.33)		(1.00)	(0.12)
Realized capital gains	(0.04)		(0.05)	—
Total distributions	(0.37)		(1.05)	(0.12)
Net asset value at end of period	$10.35		$10.49	$11.38
Total return(C)	2.38	%(D)	1.67%	15.15%
Ratios and supplemental data:
Net assets at end of period (000's)	$2,859		$2,555	$1,319
Ratio to average net assets:
Net expenses	1.09	%(E)	1.09%	1.09%
Gross expenses	1.73	%(E)	2.18%	2.47%
Net investment income	1.90	%(E)	2.06%	1.39%
Portfolio turnover rate	28	%(D)	64%	160%

Touchstone International Fixed Income Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,		Year Ended
	2012		September 30,
	(Unaudited)		2011	2010(A)
Net asset value at beginning of period	$10.48		$11.37	$10.00
Income (loss) from investment operations:
Net investment income	0.06	(B)	0.13	0.05
Net realized and unrealized gains (losses) on investments	0.13		(0.05)	1.37
Total from investment operations	0.19		0.08	1.42
Distributions from:
Net investment income	(0.29)		(0.92)	(0.05)
Realized capital gains	(0.04)		(0.05)	—
Total distributions	(0.33)		(0.97)	(0.05)
Net asset value at end of period	$10.34		$10.48	$11.37
Total return(C)	1.90	%(D)	0.94%	14.29%
Ratios and supplemental data:
Net assets at end of period (000's)	$423		$581	$407
Ratio to average net assets:
Net expenses	1.84	%(E)	1.84%	1.84%
Gross expenses	3.79	%(E)	4.53%	3.16%
Net investment income	1.15	%(E)	1.14%	0.59%
Portfolio turnover rate	28	%(D)	64%	160%

(A)	The Fund commenced operations on October 1, 2009.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the return would be lower.
(D)	Not annualized.
(E)	Annualized.

See accompanying Notes to Financial Statements.

97

Financial Highlights (Continued)

Touchstone International Fixed Income Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,	Year Ended
2012	September 30,
(Unaudited)	2011	2010(A)
Net asset value at beginning of period	$10.48	$11.37	$10.00
Income (loss) from investment operations:
Net investment income	0.11	(B)	0.20	(B)	0.16
Net realized and unrealized gains (losses) on investments	0.12	(0.01)	1.37
Total from investment operations	0.23	0.19	1.53
Distributions from:
Net investment income	(0.34)	(1.03)	(0.16)
Realized capital gains	(0.04)	(0.05)	—
Total distributions	(0.38)	(1.08)	(0.16)
Net asset value at end of period	$10.33	$10.48	$11.37
Total return	2.42	%(C)	1.97%	15.41%
Ratios and supplemental data:
Net assets at end of period (000's)	$636	$721	$193
Ratio to average net assets:
Net expenses	0.84	%(D)	0.84%	0.84%
Gross expenses	2.52	%(D)	2.91%	2.50%
Net investment income	2.15	%(D)	1.92%	1.52%
Portfolio turnover rate	28	%(C)	64%	160%

Touchstone International Fixed Income Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,		Year Ended
	2012		September 30,
	(Unaudited)		2011	2010(A)
Net asset value at beginning of period	$10.48		$11.37	$10.00
Income (loss) from investment operations:
Net investment income	0.12	(B)	0.23	0.17
Net realized and unrealized gains (losses) on investments	0.13		(0.02)	1.37
Total from investment operations	0.25		0.21	1.54
Distributions from:
Net investment income	(0.35)		(1.05)	(0.17)
Realized capital gains	(0.04)		(0.05)	—
Total distributions	(0.39)		(1.10)	(0.17)
Net asset value at end of period	$10.34		$10.48	$11.37
Total return	2.60	%(C)	2.11%	15.59%
Ratios and supplemental data:
Net assets at end of period (000's)	$8,473		$7,931	$7,746
Ratio to average net assets:
Net expenses	0.69	%(D)	0.69%	0.69%
Gross expenses	1.12	%(D)	1.41%	1.64%
Net investment income	2.30	%(D)	2.25%	1.67%
Portfolio turnover rate	28	%(C)	64%	160%

(A)	The Fund commenced operations on October 1, 2009.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

98

Financial Highlights (Continued)

Touchstone Large Cap Relative Value Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,		Year Ended
	2012		September 30,
	(Unaudited)		2011	2010(A)
Net asset value at beginning of period	$10.47		$11.11	$10.00
Income (loss) from investment operations:
Net investment income	0.06		0.04	0.05
Net realized and unrealized gains (losses) on investments	2.56		(0.59)	1.08
Total from investment operations	2.62		(0.55)	1.13
Distributions from:
Net investment income	(0.06)		(0.08)	(0.02)
Realized capital gains	(0.42)		(0.01)	—
Total distributions	(0.48)		(0.09)	(0.02)
Net asset value at end of period	$12.61		$10.47	$11.11
Total return(B)	25.66	%(C)	(5.11)%	11.34%
Ratios and supplemental data:
Net assets at end of period (000's)	$907		$661	$476
Ratio to average net assets:
Net expenses	1.19	%(D)	1.19%	1.19%
Gross expenses	3.12	%(D)	3.29%	3.22%
Net investment income	0.98	%(D)	0.61%	0.52%
Portfolio turnover rate	1	%(C)	22%	2%

Touchstone Large Cap Relative Value Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,		Year Ended
	2012		September 30,
	(Unaudited)		2011	2010(A)
Net asset value at beginning of period	$10.39		$11.05	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01		(0.01)	(0.02)
Net realized and unrealized gains (losses) on investments	2.54		(0.62)	1.07
Total from investment operations	2.55		(0.63)	1.05
Distributions from:
Net investment income	(0.01)		(0.02)	—
Realized capital gains	(0.42)		(0.01)	—
Total distributions	(0.43)		(0.03)	—
Net asset value at end of period	$12.51		$10.39	$11.05
Total return(B)	25.21	%(C)	(5.78)%	10.50%
Ratios and supplemental data:
Net assets at end of period (000's)	$328		$266	$235
Ratio to average net assets:
Net expenses	1.94	%(D)	1.94%	1.94%
Gross expenses	4.13	%(D)	5.31%	3.69%
Net investment income (loss)	0.23	%(D)	(0.08)%	(0.24)%
Portfolio turnover rate	1	%(C)	22%	2%

(A)	The Fund commenced operations on October 1, 2009.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the return would be lower.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

99

Financial Highlights (Continued)

Touchstone Large Cap Relative Value Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,		Year Ended
	2012		September 30,
	(Unaudited)		2011	2010(A)
Net asset value at beginning of period	$10.42		$11.12	$10.00
Income (loss) from investment operations:
Net investment income	0.07		0.15	0.09
Net realized and unrealized gains (losses) on investments	2.56		(0.66)	1.07
Total from investment operations	2.63		(0.51)	1.16
Distributions from:
Net investment income	(0.07)		(0.18)	(0.04)
Realized capital gains	(0.42)		(0.01)	—
Total distributions	(0.49)		(0.19)	(0.04)
Net asset value at end of period	$12.56		$10.42	$11.12
Total return	25.93	%(B)	(4.84)%	11.58%
Ratios and supplemental data:
Net assets at end of period (000's)	$3,073		$2,415	$112
Ratio to average net assets:
Net expenses	0.94	%(C)	0.94%	0.94%
Gross expenses	1.37	%(C)	2.01%	2.77%
Net investment income	1.23	%(C)	1.05%	0.78%
Portfolio turnover rate	1	%(B)	22%	2%

Touchstone Large Cap Relative Value Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,		Year Ended
	2012		September 30,
	(Unaudited)		2011	2010(A)
Net asset value at beginning of period	$10.42		$11.13	$10.00
Income (loss) from investment operations:
Net investment income	0.08		0.13	0.10
Net realized and unrealized gains (losses) on investments	2.56		(0.62)	1.08
Total from investment operations	2.64		(0.49)	1.18
Distributions from:
Net investment income	(0.08)		(0.21)	(0.05)
Realized capital gains	(0.42)		(0.01)	—
Total distributions	(0.50)		(0.22)	(0.05)
Net asset value at end of period	$12.56		$10.42	$11.13
Total return	26.03	%(B)	(4.71)%	11.76%
Ratios and supplemental data:
Net assets at end of period (000's)	$3,890		$2,876	$3,018
Ratio to average net assets:
Net expenses	0.79	%(C)	0.79%	0.79%
Gross expenses	1.34	%(C)	1.74%	2.48%
Net investment income	1.38	%(C)	1.08%	0.93%
Portfolio turnover rate	1	%(B)	22%	2%

(A)	The Fund commenced operations on October 1, 2009.
(B)	Not annualized.
(C)	Annualized.

See accompanying Notes to Financial Statements.

100

Financial Highlights (Continued)

Touchstone Market Neutral Equity Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,		Year Ended
	2012		September 30,
	(Unaudited)		2011	2010(A)
Net asset value at beginning of period	$9.90		$9.73	$10.00
Income (loss) from investment operations:
Net investment loss	(0.01	)(B)	(0.03)	(0.13)
Net realized and unrealized gains (losses) on investments	(0.21)		0.20	(0.14)
Total from investment operations	(0.22)		0.17	(0.27)
Net asset value at end of period	$9.68		$9.90	$9.73
Total return(C)	(2.22	)%(D)	1.75%	(2.70)%
Net assets at end of period (000's)	$5,324		$3,383	$610
Ratio to average net assets:
Net expenses (including dividend expense on securities sold short)	3.55	%(E)	2.80%	2.79%
Net expenses (excluding dividend expense on securities sold short)	1.50	%(E)	1.50%	1.61%
Gross expenses (including dividend expense on securities sold short)	4.34	%(E)	4.13%	3.89%
Gross expenses (excluding dividend expense on securities sold short)	2.29	%(E)	2.83%	2.70%
Net investment loss	(0.12	)%(E)	(2.04)%	(1.38)%
Portfolio turnover rate	39	%(D)	125%	377%

(A)	The Fund commenced operations on October 1, 2009.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the return would be lower.
(D)	Not annualized.
(E)	Annualized.

See accompanying Notes to Financial Statements.

101

Financial Highlights (Continued)

Touchstone Market Neutral Equity Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,		Year Ended
	2012		September 30,
	(Unaudited)		2011	2010(A)
Net asset value at beginning of period	$9.76		$9.66	$10.00
Income (loss) from investment operations:
Net investment loss	(0.04	)(B)	(0.26)	(0.16)
Net realized and unrealized gains (losses) on investments	(0.21)		0.36	(0.18)
Total from investment operations	(0.25)		0.10	(0.34)
Net asset value at end of period	$9.51		$9.76	$9.66
Total return(C)	(2.56	)%(D)	1.04%	(3.40)%
Net assets at end of period (000's)	$168		$184	$168
Ratio to net average net assets:
Net expenses (including dividend expense on securities sold short)	4.30	%(E)	3.57%	3.40%
Net expenses (excluding dividend expense on securities sold short)	2.25	%(E)	2.25%	2.37%
Gross expenses (including dividend expense on securities sold short)	10.51	%(E)	9.53%	4.48%
Gross expenses (excluding dividend expense on securities sold short)	8.46	%(E)	8.21%	3.44%
Net investment loss	(0.87	)%(E)	(2.64)%	(2.18)%
Portfolio turnover rate	39	%(D)	125%	377%

(A)	The Fund commenced operations on October 1, 2009.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the return would be lower.
(D)	Not annualized.
(E)	Annualized.

See accompanying Notes to Financial Statements.

102

Financial Highlights (Continued)

Touchstone Market Neutral Equity Fund—Class Y

Selected Data for a Share Outstanding Throughtout Each Period

	Six Months
	Ended
	March 31,		Year Ended
	2012		September 30,
	(Unaudited)		2011	2010(A)
Net asset value at beginning of period	$9.96		$9.75	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01	(B)	(0.14)	(0.04)
Net realized and unrealized gains (losses) on investments	(0.21)		0.35	(0.21)
Total from investment operations	(0.20)		0.21	(0.25)
Net asset value at end of period	$9.76		$9.96	$9.75
Total return	(2.01	)%(C)	2.15%	(2.50)%
Net assets at end of period (000's)	$41,223		$40,335	$32,406
Ratio to average net assets:
Net expenses (including dividend expense on securities sold short)	3.30	%(D)	2.57%	2.48%
Net expenses (excluding dividend expense on securities sold short)	1.25	%(D)	1.25%	1.38%
Gross expenses (including dividend expense on securities sold short)	3.69	%(D)	3.05%	3.39%
Gross expenses (excluding dividend expense on securities sold short)	1.64	%(D)	1.73%	2.29%
Net investment income (loss)	0.13	%(D)	(1.64)%	(1.15)%
Portfolio turnover rate	39	%(C)	125%	377%

(A)	The Fund commenced operations on October 1, 2009.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

103

Financial Highlights (Continued)

Touchstone Merger Arbitrage Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months		Year
	Ended		Ended
	March 31,		September
	2012		30,
	(Unaudited)		2011(A)
Net asset value at beginning of period	$10.02		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		0.00	(B)
Net realized and unrealized gains on investments	0.54		0.02
Total from investment operations	0.51		0.02
Distributions from:
Net investment income	0.00	(B)	—
Realized capital gains	(0.01)		—
Total distributions	(0.01)		—
Net asset value at end of period	$10.52		$10.02
Total return(C)	5.05	%(D)	0.30	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$68,172		$260
Ratio to average net assets:
Net expenses (including dividend expense on securities sold short)	2.22	%(E)	3.33	%(E)
Net expenses (excluding dividend expense on securities sold short)	1.58	%(E)	1.69	%(E)
Gross expenses (including dividend expense on securities sold short)	2.28	%(E)	28.67	%(E)
Gross expenses (excluding dividend expense on securities sold short)	1.64	%(E)	27.03	%(E)
Net investment loss	(1.26	)%(E)	(1.97	)%(E)
Portfolio turnover rate	138	%(D)	311	%(D)

(A)	Represents the period from commencement of operations (August 9, 2011) through September 30, 2011.
(B)	Amount rounds to less than $0.005.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the return would be lower.
(D)	Not annualized.
(E)	Annualized.

See accompanying Notes to Financial Statements.

104

Financial Highlights (Continued)

Touchstone Merger Arbitrage Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months		Year
	Ended		Ended
	March 31,		September
	2012		30,
	(Unaudited)		2011(A)
Net asset value at beginning of period	$10.01		$10.00
Income (loss) from investment operations:
Net investment loss	(0.03)		(0.01)
Net realized and unrealized gains on investments	0.49		0.02
Total from investment operations	0.46		0.01
Distributions from:
Net investment income	0.00	(B)	—
Realized capital gains	(0.01)		—
Total distributions	(0.01)		—
Net asset value at end of period	$10.46		$10.01
Total return(C)	4.66	%(D)	10.00	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$11,267		$254
Ratio to average net assets:
Net expenses (including dividend expense on securities sold short)	3.07	%(E)	4.23	%(E)
Net expenses (excluding dividend expense on securities sold short)	2.43	%(E)	2.43	%(E)
Gross expenses (including dividend expense on securities sold short)	3.23	%(E)	29.58	%(E)
Gross expenses (excluding dividend expense on securities sold short)	2.59	%(E)	27.78	%(E)
Net investment loss	(2.11	)%(E)	(2.74	)%(E)
Portfolio turnover rate	138	%(D)	311	%(D)

(A)	Represents the period from commencement of operations (August 9, 2011) through September 30, 2011.
(B)	Amount rounds to less than $0.005.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the return would be lower.
(D)	Not annualized.
(E)	Annualized.

See accompanying Notes to Financial Statements.

105

Financial Highlights (Continued)

Touchstone Merger Arbitrage Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months		Year
	Ended		Ended
	March 31,		September
	2012		30,
	(Unaudited)		2011(A)
Net asset value at beginning of period	$10.02		$10.00
Income (loss) from investment operations:
Net investment loss	(0.02)		(0.01)
Net realized and unrealized gains on investments	0.54		0.03
Total from investment operations	0.52		0.02
Distributions from:
Net investment income	0.00	(B)	—
Realized capital gains	(0.01)		—
Total distributions	(0.01)		—
Net asset value at end of period	$10.53		$10.02
Total return	5.25	%(C)	0.20	%(C)
Net assets at end of period (000's)	$46,687		$1,160
Ratio to average net assets:
Net expenses (including dividend expense on securities sold short)	1.99	%(D)	2.74	%(D)
Net expenses (excluding dividend expense on securities sold short)	1.35	%(D)	1.43	%(D)
Gross expenses (including dividend expense on securities sold short)	2.05	%(D)	8.22	%(D)
Gross expenses (excluding dividend expense on securities sold short)	1.41	%(D)	6.91	%(D)
Net investment loss	(1.04	)%(D)	(1.65	)%(D)
Portfolio turnover rate	138	%(C)	311	%(C)

(A) Represents the period from commencement of operations (August 9, 2011) through September 30, 2011.

(B) Amount rounds to less than $0.005.

(C) Not annualized.

(D) Annualized.

See accompanying Notes to Financial Statements.

106

Financial Highlights (Continued)

Touchstone Merger Arbitrage Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months		Year
	Ended		Ended
	March 31,		September
	2012		30,
	(Unaudited)		2011(A)
Net asset value at beginning of period	$10.03		$10.00
Income (loss) from investment operations:
Net investment loss	(0.04	)(B)	(0.02)
Net realized and unrealized gains on investments	0.56		0.05
Total from investment operations	0.52		0.03
Distributions from:
Net investment income	0.00	(C)	—
Realized capital gains	(0.01)		—
Total distributions	(0.01)		—
Net asset value at end of period	$10.54		$10.03
Total return	5.25	%(D)	0.30	%(D)
Net assets at end of period (000's)	$14,094		$5,016
Ratio to average net assets:
Net expenses (including dividend expense on securities sold short)	1.92	%(E)	1.86	%(E)
Net expenses (excluding dividend expense on securities sold short)	1.28	%(E)	1.28	%(E)
Gross expenses (including dividend expense on securities sold short)	2.04	%(E)	4.83	%(E)
Gross expenses (excluding dividend expense on securities sold short)	1.40	%(E)	4.25	%(E)
Net investment loss	(0.96	)%(E)	(1.13	)%(E)
Portfolio turnover rate	138	%(D)	311	%(D)

(A) Represents the period from commencement of operations (August 9, 2011) through September 30, 2011.

(B) The net investment income per share is based on average shares outstanding for the period.

(C) Amount rounds to less than $0.005.

(D) Not annualized.

(E) Annualized.

See accompanying Notes to Financial Statements.

107

Financial Highlights (Continued)

Touchstone Mid Cap Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended						Period
	March 31,						Ended
	2012		Year Ended September 30,				Sept. 30,
	(Unaudited)		2011	2010	2009	2008	2007(A)
Net asset value at beginning of period	$13.16		$12.67	$11.20	$13.07	$17.86	$18.14
Income (loss) from investment operations:
Net investment income (loss)	0.05	(B)	(0.02)	0.29	0.04	(0.02)	0.00	(C)
Net realized and unrealized gains (losses) on
investments	2.92		0.51	1.24	(1.85)	(4.60)	(0.28)
Total from investment operations	2.97		0.49	1.53	(1.81)	(4.62)	(0.28)
Distributions from:
Net investment income	(0.02)		—	(0.06)	(0.03)	—	—
Realized capital gains	—		—	—	(0.03)	(0.17)	—
Total distributions	(0.02)		—	(0.06)	(0.06)	(0.17)	—
Net asset value at end of period	$16.11		$13.16	$12.67	$11.20	$13.07	$17.86
Total return(D)	22.60	%(E)	3.87%	13.72%	(13.81)%	(26.11)%	(1.54	)%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$678		$698	$685	$453	$159	$210
Ratio to average net assets:
Net expenses	1.21	%(F)	1.21%	1.21%	1.15%	1.15%	0.94	%(F)
Gross expenses	2.96	%(F)	3.05%	2.84%	3.84%	4.09%	14.21	%(F)
Net investment income (loss)	0.62	%(F)	(0.02)%	0.34%	0.39%	(0.16)%	(0.09	)%(F)
Portfolio turnover rate	121	%(E)	97%	132%	187%	157%	193	%(E)

Touchstone Mid Cap Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended						Period
	March 31,						Ended
	2012		Year Ended September 30,				Sept. 30,
	(Unaudited)		2011	2010	2009	2008	2007(A)
Net asset value at beginning of period	$12.96		$12.58	$11.19	$13.12	$17.84	$18.14
Income (loss) from investment operations:
Net investment loss	(0.01	)(B)	(0.07)	(0.04)	(0.03)	(0.15)	(0.02)
Net realized and unrealized gains (losses) on
investments	2.88		0.45	1.43	(1.87)	(4.40)	(0.28)
Total from investment operations	2.87		0.38	1.39	(1.90)	(4.55)	(0.30)
Distributions from:
Realized capital gains	—		—	—	(0.03)	(0.17)	—
Net asset value at end of period	$15.83		$12.96	$12.58	$11.19	$13.12	$17.84
Total return(D)	22.14	%(E)	3.02%	12.42%	(14.47)%	(25.74)%	(1.65	)%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$550		$476	$249	$169	$30	$36
Ratio to average net assets:
Net expenses	1.96	%(F)	1.96%	1.94%	1.90%	1.90%	1.35	%(F)
Gross expenses	4.71	%(F)	4.95%	4.57%	6.99%	31.40%	28.68	%(F)
Net investment loss	(0.13	)%(F)	(0.80)%	(0.40)%	(0.38)%	(0.91)%	(0.51	)%(F)
Portfolio turnover rate	121	%(E)	97%	132%	187%	157%	193	%(E)

(A) Represents the period from commencement of operations (May 14, 2007) through September 30, 2007.

(B) The net investment income per share is based on average shares outstanding for the period.

(C) Amount rounds to less than $0.005 per share.

(D) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the return would be lower.

(E) Not annualized.

(F) Annualized.

See accompanying Notes to Financial Statements.

108

Financial Highlights (Continued)

Touchstone Mid Cap Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended
	March 31,
	2012		Year Ended September 30,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$13.17		$12.68	$11.25	$13.14	$17.91	$15.28
Income (loss) from investment operations:
Net investment income	0.07	(A)	0.05	0.08	0.07	0.01	0.11
Net realized and unrealized gains (losses) on
investments	2.92		0.47	1.44	(1.88)	(4.61)	2.65
Total from investment operations	2.99		0.52	1.52	(1.81)	(4.60)	2.76
Distributions from:
Net investment income	(0.03)		(0.03)	(0.09)	(0.05)	—	(0.13)
Realized capital gains	—		—	—	(0.03)	(0.17)	—
Total distributions	(0.03)		(0.03)	(0.09)	(0.08)	(0.17)	(0.13)
Net asset value at end of period	$16.13		$13.17	$12.68	$11.25	$13.14	$17.91
Total return	22.72	%(B)	4.10%	13.58%	(13.68)%	(25.92)%	18.13%
Ratios and supplemental data:
Net assets at end of period (000's)	$65,820		$77,785	$123,493	$168,313	$422,356	$482,047
Ratio to average net assets:
Net expenses	0.91	%(C)	0.96%	0.94%	0.90%	0.90%	0.90%
Gross expenses	1.08	%(C)	1.06%	1.07%	1.05%	1.03%	1.06%
Net investment income	0.92	%(C)	0.26%	0.71%	0.61%	0.09%	0.39%
Portfolio turnover rate	121	%(B)	97%	132%	187%	157%	193%

Touchstone Mid Cap Fund—Class Z
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended
	March 31,
	2012		Year Ended September 30,
	(Unaudited)		2011		2010	2009	2008	2007
Net asset value at beginning of period	$13.08		$12.59		$11.18	$13.05	$17.85	$15.26
Income (loss) from investment operations:
Net investment income (loss)	0.05	(A)	(0.00	)(D)	0.02	0.03	(0.08)	0.09
Net realized and unrealized gains (losses) on
investments	2.89		0.49		1.45	(1.84)	(4.55)	2.62
Total from investment operations	2.94		0.49		1.47	(1.81)	(4.63)	2.71
Distributions from:
Net investment income	(0.01)		—		(0.06)	(0.03)	—	(0.12)
Realized capital gains	—		—		—	(0.03)	(0.17)	—
Total distributions	(0.01)		—		(0.06)	(0.06)	(0.17)	(0.12)
Net asset value at end of period	$16.01		$13.08		$12.59	$11.18	$13.05	$17.85
Total return	22.52	%(B)	3.89%		13.20%	(13.83)%	(26.18)%	17.84%
Ratios and supplemental data:
Net assets at end of period (000's)	$419		$934		$652	$1,814	$3,267	$15,203
Ratio to average net assets:
Net expenses	1.21	%(C)	1.21%		1.19%	1.15%	1.15%	1.14%
Gross expenses	3.30	%(C)	3.68%		2.14%	2.22%	1.48%	1.25%
Net investment income (loss)	0.62	%(C)	(0.09)%		0.45%	0.39%	(0.27)%	0.12%
Portfolio turnover rate	121	%(B)	97%		132%	187%	157%	193%

(A) The net investment income per share is based on average shares outstanding for the period.

(B) Not annualized.

(C) Annualized.

(D) Amount rounds to less than $0.005 per share. See accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

109

Financial Highlights (Continued)

Touchstone Mid Cap Fund—Institutional Class
Selected Data for a Share Outstanding Throughout The Period
	Period
	Ended
	March 31,
	2012(A)
	(Unaudited)
Net asset value at beginning of period	$15.36
Income from investment operations:
Net investment income	0.02	(B)
Net realized and unrealized gains on investments	0.76
Total from investment operations	0.78
Net asset value at end of period	$16.14
Total return	5.01	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$3
Ratio to average net assets:
Net expenses	0.89	%(D)
Gross expenses	209.28	%(D)
Net investment income	0.88	%(D)
Portfolio turnover rate	121	%(C)

(A) Represents the period from commencement of operations (January 27, 2012) through March 31, 2012.

(B) The net investment income per share is based on average shares outstanding for the period.

(C) Not annualized.

(D) Annualized.

See accompanying Notes to Financial Statements.

110

Financial Highlights (Continued)

Touchstone Mid Cap Value Fund—Class A
Selected Data for a Share Outstanding Throughtout Each Period
	Six Months
	Ended
	March 31,		Year Ended
	2012		September 30,
	(Unaudited)		2011		2010(A)
Net asset value at beginning of period	$10.86		$11.76		$10.00
Income (loss) from investment operations:
Net investment income	0.05	(B)	0.09		0.12
Net realized and unrealized gains (losses) on investments	2.69		(0.72)		1.74
Total from investment operations	2.74		(0.63)		1.86
Distributions from:
Net investment income	(0.05)		(0.11)		(0.10)
Realized capital gains	(0.66)		(0.16)		—
Total distributions	(0.71)		(0.27)		(0.10)
Net asset value at end of period	$12.89		$10.86		$11.76
Total return(C)	26.26	%(D)	(5.72)%		18.70%
Ratios and supplemental data:
Net assets at end of period (000's)	$3,469		$2,364		$345
Ratio to average net assets:
Net expenses	1.29	%(E)	1.29%		1.29%
Gross expenses	1.87	%(E)	2.07%		3.07%
Net investment income	0.84	%(E)	0.86%		1.07%
Portfolio turnover rate	28	%(D)	59	%(D)	45%

Touchstone Mid Cap Value Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended
	March 31,		Year Ended
	2012		September 30,
	(Unaudited)		2011	2010(A)
Net asset value at beginning of period	$10.82		$11.74	$10.00
Income (loss) from investment operations:
Net investment income	0.01	(B)	0.03	0.03
Net realized and unrealized gains (losses) on investments	2.67		(0.75)	1.75
Total from investment operations	2.68		(0.72)	1.78
Distributions from:
Net investment income	(0.01)		(0.04)	(0.04)
Realized capital gains	(0.66)		(0.16)	—
Total distributions	(0.67)		(0.20)	(0.04)
Net asset value at end of period	$12.83		$10.82	$11.74
Total return(C)	25.76	%(D)	(6.45)%	17.88%
Ratios and supplemental data:
Net assets at end of period (000's)	$269		$204	$132
Ratio to average net assets:
Net expenses	2.04	%(E)	2.04%	2.04%
Gross expenses	5.61	%(E)	7.74%	3.86%
Net investment income	0.09	%(E)	0.10%	0.27%
Portfolio turnover rate	28	%(D)	59%	45%

(A) The Fund commenced operations on October 1, 2009.

(B) The net investment income per share is based on average shares outstanding for the period.

(C) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the return would be lower.

(D) Not annualized.

(E) Annualized.

See accompanying Notes to Financial Statements.

111

Financial Highlights (Continued)

Touchstone Mid Cap Value Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended
	March 31,		Year Ended
	2012		September 30,
	(Unaudited)		2011	2010(A)
Net asset value at beginning of period	$10.89		$11.79	$10.00
Income (loss) from investment operations:
Net investment income	0.07	(B)	0.12	0.14
Net realized and unrealized gains (losses) on investments	2.70		(0.72)	1.76
Total from investment operations	2.77		(0.60)	1.90
Distributions from:
Net investment income	(0.07)		(0.14)	(0.11)
Realized capital gains	(0.66)		(0.16)	—
Total distributions	(0.73)		(0.30)	(0.11)
Net asset value at end of period	$12.93		$10.89	$11.79
Total return	26.43	%(C)	(5.51)%	19.07%
Ratios and supplemental data:
Net assets at end of period (000's)	$12,801		$4,685	$589
Ratio to average net assets:
Net expenses	1.03	%(D)	1.04%	1.04%
Gross expenses	1.28	%(D)	1.58%	3.19%
Net investment income	1.10	%(D)	1.20%	1.40%
Portfolio turnover rate	28	%(C)	59%	45%

Touchstone Mid Cap Value Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended
	March 31,		Year Ended
	2012		September 30,
	(Unaudited)		2011	2010(A)
Net asset value at beginning of period	$10.92		$11.83	$10.00
Income (loss) from investment operations:
Net investment income	0.08	(B)	0.16	0.10
Net realized and unrealized gains (losses) on investments	2.71		(0.75)	1.82
Total from investment operations	2.79		(0.59)	1.92
Distributions from:
Net investment income	(0.08)		(0.16)	(0.09)
Realized capital gains	(0.66)		(0.16)	—
Total distributions	(0.74)		(0.32)	(0.09)
Net asset value at end of period	$12.97		$10.92	$11.83
Total return	26.53	%(C)	(5.41)%	19.25%
Ratios and supplemental data:
Net assets at end of period (000's)	$53,026		$39,808	$39,509
Ratio to average net assets:
Net expenses	0.89	%(D)	0.89%	0.89%
Gross expenses	1.13	%(D)	1.15%	1.93%
Net investment income	1.24	%(D)	1.21%	1.66%
Portfolio turnover rate	28	%(C)	59.00%	45%

(A) The Fund commenced operations on October 1, 2009.

(B) The net investment income per share is based on average shares outstanding for the period.

(C) Not annualized.

(D) Annualized.

See accompanying Notes to Financial Statements.

112

Financial Highlights (Continued)

Touchstone Premium Yield Equity Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months					Period
	Ended					Ended
	March 31,					September
	2012		Year Ended September 30,			30,
	(Unaudited)		2011	2010	2009	2008(A)
Net asset value at beginning of period	$6.76		$6.48	$5.93	$7.56	$10.00
Income (loss) from investment operations:
Net investment income	0.12		0.21	0.21	0.22	0.33
Net realized and unrealized gains (losses) on investments	1.22		0.28	0.54	(1.64)	(2.44)
Total from investment operations	1.34		0.49	0.75	(1.42)	(2.11)
Distributions from:
Net investment income	(0.12)		(0.21)	(0.20)	(0.21)	(0.32)
Realized capital gains	—		—	—	—	(0.01)
Total distributions	(0.12)		(0.21)	(0.20)	(0.21)	(0.33)
Net asset value at end of period	$7.98		$6.76	$6.48	$5.93	$7.56
Total return(B)	20.30	%(C)	7.43%	12.82%	(18.40)%	(21.48	)%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$47,409		$28,739	$22,441	$19,879	$19,411
Ratio to average net assets:
Net expenses	1.20	%(D)	1.20%	1.20%	1.20%	1.20	%(D)
Gross expenses	1.29	%(D)	1.35%	1.40%	1.55%	1.53	%(D)
Net investment income	3.27	%(D)	3.02%	3.30%	3.97%	4.68	%(D)
Portfolio turnover rate	8	%(C)	54%	29%	30%	181	%(C)

Touchstone Premium Yield Equity Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months					Period
	Ended					Ended
	March 31,					September
	2012		Year Ended September 30,			30,
	(Unaudited)		2011	2010	2009	2008(A)
Net asset value at beginning of period	$6.76		$6.49	$5.93	$7.56	$10.00
Income (loss) from investment operations:
Net investment income	0.10		0.16	0.16	0.10	0.29
Net realized and unrealized gains (losses) on investments	1.21		0.27	0.55	(1.55)	(2.45)
Total from investment operations	1.31		0.43	0.71	(1.45)	(2.16)
Distributions from:
Net investment income	(0.10)		(0.16)	(0.15)	(0.18)	(0.27)
Realized capital gains	—		—	—	—	(0.01)
Total distributions	(0.10)		(0.16)	(0.15)	(0.18)	(0.28)
Net asset value at end of period	$7.97		$6.76	$6.49	$5.93	$7.56
Total return(B)	19.46	%(C)	6.60%	12.11%	(18.96)%	(21.95	)%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$13,503		$7,499	$6,870	$3,319	$567
Ratio to average net assets:
Net expenses	1.95	%(D)	1.95%	1.95%	1.95%	1.94	%(D)
Gross expenses	2.13	%(D)	2.28%	2.23%	3.08%	5.31	%(D)
Net investment income	2.62	%(D)	2.27%	2.60%	2.80%	3.93	%(D)
Portfolio turnover rate	8	%(C)	54%	29%	30%	181	%(C)

(A) Represents the period from commencement of operations (December 3, 2007) through September 30, 2008.

(B) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the return would be lower.

(C) Not annualized.

(D) Annualized.

See accompanying Notes to Financial Statements.

113

Financial Highlights (Continued)

Touchstone Premium Yield Equity Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months					Period
	Ended					Ended
	March 31,					September
	2012		Year Ended September 30,			30,
	(Unaudited)		2011	2010	2009	2008(A)
Net asset value at beginning of period	$6.75		$6.47	$5.92	$7.55	$8.30
Income (loss) from investment operations:
Net investment income	0.13		0.20	0.22	0.22	0.04
Net realized and unrealized gains (losses) on
investments	1.21		0.30	0.54	(1.62)	(0.73)
Total from investment operations	1.34		0.50	0.76	(1.40)	(0.69)
Distributions from:
Net investment income	(0.13)		(0.22)	(0.21)	(0.23)	(0.05)
Realized capital gains	—		—	—	—	(0.01)
Total distributions	(0.13)		(0.22)	(0.21)	(0.23)	(0.06)
Net asset value at end of period	$7.96		$6.75	$6.47	$5.92	$7.55
Total return	20.06	%(B)	7.67%	13.14%	(18.22)%	(8.37	)%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$23,670		$3,980	$11,540	$551	$2
Ratio to average net assets:
Net expenses	0.95	%(C)	0.95%	0.95%	0.95%	0.90	%(C)
Gross expenses	1.26	%(C)	1.25%	1.53%	13.70%	453.70	%(C)
Net investment income	3.62	%(C)	3.16%	3.77%	2.97%	3.16	%(C)
Portfolio turnover rate	8	%(B)	54%	29%	30%	181	%(B)

(A) Represents the period from commencement of operations (August 12, 2008) through September 30, 2008.

(B) Not annualized.

(C) Annualized.

See accompanying Notes to Financial Statements.

114

Financial Highlights (Continued)

Touchstone Sands Capital Select Growth Fund—Class A
Selected Data for a Share Outstanding
	Six Months
	Ended		Period
	March 31,		Ended
	2012		March 31,
	(Unaudited)		2011(A)
Net asset value at beginning of period	$9.39		$9.39
Income (loss) from investment operations:
Net investment loss	(0.03)		(0.03)
Net realized and unrealized gains on investments	3.25		0.03
Total from investment operations	3.22		—
Net asset value at end of period	$12.61		$9.39
Total return(B)	34.29	%(C)	0.00	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$76,966		$21,211
Ratio to average net assets:
Net expenses	1.36	%(D)	1.45	%(D)
Gross expenses	1.44	%(D)	1.64	%(D)
Net investment loss	(0.94	)%(D)	(0.94	)%(D)
Portfolio turnover rate	13	%(C)	19	%(C)

Touchstone Sands Capital Select Growth Fund—Class C
Selected Data for a Share Outstanding
	Six Months
	Ended		Period
	March 31,		Ended
	2012		March 31,
	(Unaudited)		2011(A)
Net asset value at beginning of period	$9.33		$9.39
Income (loss) from investment operations:
Net investment loss	(0.05)		(0.06)
Net realized and unrealized gains on investments	3.20		0.00	(E)
Total from investment operations	3.15		(0.06)
Net asset value at end of period	$12.48		$9.33
Total return(B)	33.76	%(C)	(0.64	)%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$33,925		$8,660
Ratio to average net assets:
Net expenses	2.11	%(D)	2.20	%(D)
Gross expenses	2.26	%(D)	2.56	%(D)
Net investment loss	(1.73	)%(D)	(1.69	)%(D)
Portfolio turnover rate	13	%(C)	19	%(C)

(A) Represents the period from commencement of operations (November 15, 2010) through March 31, 2011.

(B) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the return would be lower.

(C) Not annualized.

(D) Annualized.

(E) Amount rounds to less than $0.005 per share. See accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

115

Financial Highlights (Continued)

Touchstone Sands Capital Select Growth Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended
	March 31,
	2012		Year Ended September 30,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$9.56		$8.83	$7.34	$6.86	$9.15	$7.60
Income (loss) from investment operations:
Net investment loss	(0.03	)(A)	(0.14)	(0.07)	(0.03)	(0.06)	(0.05)
Net realized and unrealized gains (losses) on
investments	3.31		0.87	1.56	0.51	(2.23)	1.60
Total from investment operations	3.28		0.73	1.49	0.48	(2.29)	1.55
Net asset value at end of period	$12.84		$9.56	$8.83	$7.34	$6.86	$9.15
Total return	34.31	%(B)	8.14%	20.44%	7.00%	(25.03)%	20.39%
Ratios and supplemental data:
Net assets at end of period (000's)	$948,982		$392,464	$120,333	$82,918	$130,920	$213,672
Ratio to average net assets:
Net expenses	1.11	%(C)	1.20%	1.22%	0.98%	1.16%	1.03%
Gross expenses	1.12	%(C)	1.23%	1.28%	1.05%	1.19%	1.03%
Net investment loss	(0.70	)%(C)	(0.68)%	(0.52)%	(0.48)%	(0.59)%	(0.67)%
Portfolio turnover rate	13	%(B)	19%	27%	50%	39%	24%

Touchstone Sands Capital Select Growth Fund—Class Z
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended
	March 31,
	2012		Year Ended September 30,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$9.39		$8.70	$7.24	$6.79	$9.08	$7.57
Income (loss) from investment operations:
Net investment loss	(0.03	)(A)	(0.07)	(0.04)	(0.04)	(0.06)	(0.09)
Net realized and unrealized gains (losses) on
investments	3.25		0.76	1.50	0.49	(2.23)	1.60
Total from investment operations	3.22		0.69	1.46	0.45	(2.29)	1.51
Net asset value at end of period	$12.61		$9.39	$8.70	$7.24	$6.79	$9.08
Total return	34.29	%(B)	7.93%	20.17%	6.63%	(25.22)%	19.95%
Ratios and supplemental data:
Net assets at end of period (000's)	$1,459,332		$911,849	$540,329	$333,200	$363,955	$380,025
Ratio to average net assets:
Net expenses	1.34	%(C)	1.42%	1.47%	1.23%	1.41%	1.29%
Gross expenses	1.42	%(C)	1.52%	1.53%	1.32%	1.43%	1.35%
Net investment loss	(0.69	)%(C)	(0.93)%	(0.79)%	(0.74)%	(0.85)%	(0.92)%
Portfolio turnover rate	13	%(B)	19%	27%	50%	39%	24%

(A) The net investment income per share is based on average shares outstanding for the period.

(B) Not annualized.

(C) Annualized.

See accompanying Notes to Financial Statements.

116

Financial Highlights (Continued)

Touchstone Short Duration Fixed Income Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended				Period
	March 31,		Year Ended		Ended
	2012		September 30,		Sept. 30,
	(Unaudited)		2011	2010	2009(A)
Net asset value at beginning of period	$9.81		$9.97	$9.95	$9.79
Income (loss) from investment operations:
Net investment income	0.11		0.23	0.32	0.13
Net realized and unrealized gains (losses) on investments	0.00	(B)	(0.10)	0.03	0.16
Total from investment operations	0.11		0.13	0.35	0.29
Distributions from:
Net investment income	(0.13)		(0.29)	(0.33)	(0.13)
Net asset value at end of period	$9.79		$9.81	$9.97	$9.95
Total return	1.10	%(C)	1.37%	3.61%	3.02	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$7,960		$1,164	$767	$592
Ratio to average net assets:
Net expenses	0.49	%(D)	0.49%	0.49%	0.48	%(D)
Gross expenses	0.93	%(D)	1.43%	3.98%	1.49	%(D)
Net investment income	2.21	%(D)	2.31%	3.22%	3.03	%(D)
Portfolio turnover rate	19	%(C)	48%	45%	79	%(C)

Touchstone Short Duration Fixed Income Fund—Class Z
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended
	March 31,
	2012		Year Ended September 30,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$9.81		$9.96	$9.94	$9.59	$9.81	$9.76
Income (loss) from investment operations:
Net investment income	0.10		0.21	0.29	0.32	0.45	0.45
Net realized and unrealized gains (losses) on investments	0.00	(B)	(0.09)	0.04	0.35	(0.22)	0.05
Total from investment operations	0.10		0.12	0.33	0.67	0.23	0.50
Distributions from:
Net investment income	(0.12)		(0.27)	(0.31)	(0.32)	(0.45)	(0.45)
Net asset value at end of period	$9.79		$9.81	$9.96	$9.94	$9.59	$9.81
Total return	0.98	%(C)	1.22%	3.36%	7.13%	2.36%	5.19%
Ratios and supplemental data:
Net assets at end of period (000's)	$39,741		$40,111	$43,411	$43,749	$46,989	$59,192
Ratio to average net assets:
Net expenses	0.74	%(D)	0.74%	0.74%	0.74%	0.74%	0.74%
Gross expenses	0.98	%(D)	0.96%	1.04%	0.96%	0.94%	0.82%
Net investment income	1.97	%(D)	2.12%	2.94%	3.24%	4.60%	4.62%
Portfolio turnover rate	19	%(C)	48%	45%	79%	25%	21%

(A) Represents the period from commencement of operations (May 4, 2009) through September 30, 2009.

(B) Amount rounds to less than $0.005 per share.

(C) Not annualized.

(D) Annualized.

See accompanying Notes to Financial Statements.

117

Financial Highlights (Continued)

Touchstone Small Cap Core Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
Six Months
Ended
March 31,	Year Ended
2012	September 30,
(Unaudited)	2011	2010(A)
Net asset value at beginning of period	$11.94	$11.62	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01	(B)	(0.02)	0.02
Net realized and unrealized gains on investments	3.72	0.35	1.60
Total from investment operations	3.73	0.33	1.62
Distributions from:
Net investment income	—	(0.01)	—
Realized capital gains	(0.17)	0.00	(C)	—
Total distributions	(0.17)	(0.01)	—
Net asset value at end of period	$15.50	$11.94	$11.62
Total return(D)	31.45	%(E)	2.82%	16.20%
Ratios and supplemental data:
Net assets at end of period (000's)	$61,222	$43,074	$50,110
Ratio to average net assets:
Net expenses	1.34	%(F)	1.34%	1.34%
Gross expenses	1.63	%(F)	1.79%	1.55%
Net investment income (loss)	0.18	%(F)	(0.10)%	0.32%
Portfolio turnover rate	2	%(E)	37%	29%

Touchstone Small Cap Core Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended
	March 31,		Year Ended
	2012		September 30,
	(Unaudited)		2011		2010(A)
Net asset value at beginning of period	$11.79		$11.55		$10.00
Income (loss) from investment operations:
Net investment loss	(0.04	)(B)	(0.08)		(0.02)
Net realized and unrealized gains on investments	3.66		0.32		1.57
Total from investment operations	3.62		0.24		1.55
Distributions from:
Net investment income	—		0.00	(C)	—
Realized capital gains	(0.17)		0.00	(C)	—
Total distributions	(0.17)		—		—
Net asset value at end of period	$15.24		$11.79		$11.55
Total return(D)	30.91	%(E)	2.08%		15.50%
Ratios and supplemental data:
Net assets at end of period (000's)	$18,023		$11,739		$5,245
Ratio to average net assets:
Net expenses	2.09	%(F)	2.09%		2.09%
Gross expenses	2.35	%(F)	2.51%		2.57%
Net investment loss	(0.57	)%(F)	(0.80)%		(0.43)%
Portfolio turnover rate	1.85	%(E)	37%		29%

(A) The Fund commenced operations on October 1, 2009.

(B) The net investment income per share is based on average shares outstanding for the period.

(C) Amount rounds to less than $0.005 per share.

(D) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the return would be lower.

(E) Not annualized.

(F) Annualized.

See accompanying Notes to Financial Statements.

118

Financial Highlights (Continued)

Touchstone Small Cap Core Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
Six Months
Ended
March 31,	Year Ended
2012	September 30,
(Unaudited)	2011	2010(A)
Net asset value at beginning of period	$12.00	$11.67	$10.00
Income from investment operations:
Net investment income	0.04	(B)	0.02	0.03
Net realized and unrealized gains on investments	3.73	0.34	1.64
Total from investment operations	3.77	0.36	1.67
Distributions from:
Net investment income	(0.01)	(0.03)	—
Realized capital gains	(0.17)	0.00	(C)	—
Total distributions	(0.18)	(0.03)	—
Net asset value at end of period	$15.59	$12.00	$11.67
Total return	31.67	%(D)	3.05%	16.70%
Ratios and supplemental data:
Net assets at end of period (000's)	$126,366	$58,164	$33,536
Ratio to average net assets:
Net expenses	1.02	%(E)	1.09%	1.09%
Gross expenses	1.15	%(E)	1.21%	1.31%
Net investment income	0.50	%(E)	0.21%	0.61%
Portfolio turnover rate	2	%(D)	37%	29%

Touchstone Small Cap Core Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
Six Months
Ended	Year Ended
March 31,	September 30,
2012
(Unaudited)	2011	2010(A)
Net asset value at beginning of period	$11.99	$11.65	$10.00
Income from investment operations:
Net investment income	0.04	(B)	0.03	0.06
Net realized and unrealized gains on investments	3.73	0.35	1.61
Total from investment operations	3.77	0.38	1.67
Distributions from:
Net investment income	(0.03)	(0.04)	(0.02)
Realized capital gains	(0.17)	0.00	(C)	—
Total distributions	(0.20)	(0.04)	(0.02)
Net asset value at end of period	$15.56	$11.99	$11.65
Total return	31.67	%(D)	3.24%	16.74%
Ratios and supplemental data:
Net assets at end of period (000's)	$127,745	$43,035	$10,386
Ratio to average net assets:
Net expenses	0.94	%(E)	0.94%	0.94%
Gross expenses	1.12	%(E)	1.16%	1.32%
Net investment income	0.57	%(E)	0.36%	0.66%
Portfolio turnover rate	2	%(D)	37.00%	29%

(A) The Fund commenced operations on October 1, 2009.

(B) The net investment income per share is based on average shares outstanding for the period.

(C) Amount rounds to less than $0.005 per share.

(D) Not annualized.

(E) Annualized.

See accompanying Notes to Financial Statements.

119

Financial Highlights (Continued)

Touchstone Small Cap Value Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months		Period
	Ended		Ended
	March 31,		September
	2012		30,
	(Unaudited)		2011(A)(B)
Net asset value at beginning of period	$13.85		$17.36
Income (loss) from investment operations:
Net investment income	0.13		0.22
Net realized and unrealized gains (losses) on investments	4.41		(3.57)
Total from investment operations	4.54		(3.35)
Distributions from:
Net investment income	(0.22)		(0.16)
Net asset value at end of period	$18.17		$13.85
Total return(C)	32.85	%(D)	(19.37	)%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$34,065		$37,385
Ratio to average net assets:
Net expenses	1.43	%(E)	1.43	%(E)
Gross expenses	1.74	%(E)	1.72	%(E)
Net investment income	1.58	%(E)	1.97	%(E)
Portfolio turnover rate	51	%(D)	206	%(D)

Touchstone Small Cap Value Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months		Period
	Ended		Ended
	March 31,		September
	2012		30,
	(Unaudited)		2011(A)
Net asset value at beginning of period	$13.82		$17.36
Income (loss) from investment operations:
Net investment income	0.13		0.09
Net realized and unrealized gains (losses) on investments	4.33		(3.50)
Total from investment operations	4.46		(3.41)
Distributions from:
Net investment income	(0.19)		(0.13)
Net asset value at end of period	$18.09		$13.82
Total return(C)	32.38	%(D)	(19.77	)%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$28		$2
Ratio to average net assets:
Net expenses	2.18	%(E)	2.18	%(E)
Gross expenses	108.17	%(E)	342.41	%(E)
Net investment income	0.82	%(E)	0.95	%(E)
Portfolio turnover rate	51	%(D)	206	%(D)

(A) Represents the period from commencement of operations (March 1, 2011) through September 30, 2011.

(B) Effective June 10, 2011, Class Z shares converted to Class A shares.

(C) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the return would be lower.

(D) Not annualized.

(E) Annualized.

See accompanying Notes to Financial Statements.

120

Financial Highlights (Continued)

Touchstone Small Cap Value Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months		Period
	Ended		Ended
	March 31,		September
	2012		30,
	(Unaudited)		2011(A)
Net asset value at beginning of period	$13.89		$17.36
Income (loss) from investment operations:
Net investment income	0.17		0.71
Net realized and unrealized gains (losses) on investments	4.39		(4.00)
Total from investment operations	4.56		(3.29)
Distributions from:
Net investment income	(0.24)		(0.18)
Net asset value at end of period	$18.21		$13.89
Total return	33.02	%(B)	(19.10	)%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$11		$2
Ratio to average net assets:
Net expenses	1.18	%(C)	1.18	%(C)
Gross expenses	151.98	%(C)	70.29	%(C)
Net investment income	1.97	%(C)	2.05	%(C)
Portfolio turnover rate	51	%(B)	206	%(B)

Touchstone Small Cap Value Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months		Period
	Ended		Ended
	March 31,		September
	2012		30,
	(Unaudited)		2011(A)
Net asset value at beginning of period	$13.86		$17.36
Income (loss) from investment operations:
Net investment income	0.16		0.20
Net realized and unrealized gains (losses) on investments	4.41		(3.51)
Total from investment operations	4.57		(3.31)
Distributions from:
Net investment income	(0.25)		(0.19)
Net asset value at end of period	$18.18		$13.86
Total return	33.19	%(B)	(19.23	)%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$985		$741
Ratio to average net assets:
Net expenses	1.03	%(C)	1.03	%(C)
Gross expenses	2.01	%(C)	3.59	%(C)
Net investment income	1.98	%(C)	2.12	%(C)
Portfolio turnover rate	51	%(B)	206	%(B)

(A) Represents the period from commencement of operations (March 1, 2011) through September 30, 2011.

(B) Not annualized.

(C) Annualized.

See accompanying Notes to Financial Statements.

121

Financial Highlights (Continued)

Touchstone Total Return Bond Fund—Class A†

Selected Data for a Share Outstanding Throughout Each Period††

	Six Months		Period
	Ended		Ended		Period
	March 31,		September		Ended
	2012		30,		March 31,
	(Unaudited)		2011(A)		2011(B)
Net asset value at beginning of period	$10.13		$9.90		$10.15
Income (loss) from investment operations:
Net investment income	0.15	(C)	0.24		0.28
Net realized and unrealized gains (losses) on investments	0.10		0.24		(0.14	)(D)
Total from investment operations	0.25		0.48		0.14
Distributions from:
Net investment income	(0.14)		(0.25)		(0.39)
Net asset value at end of period	$10.24		$10.13		$9.90
Total return(E)	2.50	%(F)	5.02	%(F)	1.31	%(F)(G)
Ratios and supplemental data:
Net assets at end of period (000's)	$6,123		$4,737		$7
Ratio to average net assets:
Net expenses	0.90	%(H)	0.90	%(H)	0.65	%(H)(I)
Gross expenses	1.14	%(H)	1.69	%(H)	1.75	%(H)(I)
Net investment income	2.96	%(H)	4.40	%(H)	4.16	%(H)
Portfolio turnover rate	49	%(F)	7	%(F)	27	%(F)

†	Touchstone Total Return Bond Fund acquired all of the assets and liabilities of EARNEST Partners Fixed Income Trust (“Predecessor Fund”) in a reorganization on August 1, 2011. The Predecessor Fund's performance and financial history have been adopted by Touchstone Total Return Bond and will be used going forward. As a result, the information prior to August 1, 2011 reflects that of the Predecessor Fund.

††	Per share data prior to August 1, 2011, reflects a 1.01491:1 stock split. All per share amounts prior to that date have been adjusted to reflect the stock split.

(A)	Effective August 1, 2011, the Fund changed its fiscal year end from March 31 to September 30 and Investor Class shares were renamed Class A shares. See Note 9 in Notes to Financial Statements.
(B)	Class A shares commenced operations on August 16, 2010.
(C)	The net investment income per share is based on average shares outstanding for the period.
(D)	This amount per share is a loss for the Class A shares because of the short time period since the Commencement of Operations on August 16, 2010 relative to the full fiscal year in which the Class Y shares were in operation. The loss during this period is offset by the gain in the Class Y shares during the full fiscal year to create a gain in the Net Realized and Unrealized Gain on Investments in the other classes.
(E)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the return would be lower.
(F)	Not annualized.
(G)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(H)	Annualized.
(I)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

See accompanying Notes to Financial Statements.

122

Financial Highlights (Continued)

Touchstone Total Return Bond Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months		Period
	Ended		Ended
	March 31,		September
	2012		30,
	(Unaudited)		2011(A)
Net asset value at beginning of period	$10.12		$10.04
Income from investment operations:
Net investment income	0.11	(B)	0.06
Net realized and unrealized gains on investments	0.10		0.09
Total from investment operations	0.21		0.15
Distributions from:
Net investment income	(0.10)		(0.07)
Net asset value at end of period	$10.23		$10.12
Total return(C)	2.12	%(D)	1.51	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$3,043		$2,587
Ratio to average net assets:
Net expenses	1.65	%(E)	1.65	%(E)
Gross expenses	1.95	%(E)	2.55	%(E)
Net investment income	2.21	%(E)	3.75	%(E)
Portfolio turnover rate	49	%(D)	7	%(D)

(A)	Class C shares commenced operations on August 1, 2011.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the return would be lower.
(D)	Not annualized.
(E)	Annualized.

See accompanying Notes to Financial Statements.

123

Financial Highlights (Continued)

Touchstone Total Return Bond Fund—Class Y†

Selected Data for a Share Outstanding Throughout Each Period††

	Six Months
	Ended		Period
	March 31,		Ended
	2012		September 30,		Year Ended March 31,
	(Unaudited)		2011(A)		2011		2010		2009		2008		2007
Net asset value at beginning of period	$10.15		$9.86		$9.66		$8.48		$9.20		$9.29		$9.12
Income (loss) from investment operations:
Net investment income	0.17	(B)	0.24		0.45		0.48		0.48		0.46		0.43
Net realized and unrealized gains (losses) on investments	0.10		0.30		0.21		1.21		(0.73)		(0.09)		0.18
Total from investment operations	0.27		0.54		0.66		1.69		(0.25)		0.37		0.61
Distributions from:
Net investment income	(0.16)		(0.25)		(0.46)		(0.51)		(0.47)		(0.46)		(0.44)
Net asset value at end of period	$10.26		$10.15		$9.86		$9.66		$8.48		$9.20		$9.29
Total return(C)	2.65	%(D)	5.29	%(D)	6.97	%(E)	20.28	%(E)	(2.79	)%(E)	4.16	%(E)	6.84	%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$14,833		$17,810		$16,512		$16,877		$13,075		$34,652		$44,403
Ratio to average net assets:
Net expenses	0.54	%(F)	0.48	%(F)	0.40	%(G)	0.40	%(G)	0.40	%(G)	0.40	%(G)	0.40	%(G)
Gross expenses	0.73	%(F)	1.13	%(F)	1.62	%(G)	1.56	%(G)	1.14	%(G)	0.94	%(G)	0.95	%(G)
Net investment income	3.13	%(F)	4.35	%(F)	4.46%		5.10%		5.23%		4.86%		4.66%
Portfolio turnover rate	49	%(D)	7	%(D)	27%		29%		24%		19%		27%

†	Touchstone Total Return Bond Fund acquired all of the assets and liabilities of EARNEST Partners Fixed Income Trust (“Predecessor Fund”) in a reorganization on August 1, 2011. The Predecessor Fund's performance and financial history have been adopted by Touchstone Total Return Bond and will be used going forward. As a result, the information prior to August 1, 2011 reflects that of the Predecessor Fund.

††	Per share data prior to August 1, 2011, reflects a 0.87567:1 stock split. All per share amounts prior to that date have been adjusted to reflect the stock split.

(A)	Effective August 1, 2011, the Fund changed its fiscal year end from March 31 to September 30 and Institutional Class shares were renamed Class Y shares. See Note 9 in the Notes to Financial Statements.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the return would be lower.

(D)  Not annualized.

(E)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(F)	Annualized.
(G)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

See accompanying Notes to Financial Statements.

124

Financial Highlights (Continued)

Touchstone Total Return Bond Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Period
	March 31,		Ended
	2012		September 30,
	(Unaudited)		2011(A)
Net asset value at beginning of period	$10.14		$10.06
Income from investment operations:
Net investment income	0.17	(B)	0.08
Net realized and unrealized gains on investments	0.10		0.09
Total from investment operations	0.27		0.17
Distributions from:
Net investment income	(0.16)		(0.09)
Net asset value at end of period	$10.25		$10.14
Total return	2.68	%(C)	1.70	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$40,418		$6,386
Ratio to average net assets:
Net expenses	0.50	%(D)	0.50	%(D)
Gross expenses	0.72	%(D)	1.21	%(D)
Net investment income	3.35	%(D)	4.89	%(D)
Portfolio turnover rate	49	%(C)	7	%(C)

†	Touchstone Total Return Bond Fund acquired all of the assets and liabilities of EARNEST Partners Fixed Income Trust (“Predecessor Fund”) in a reorganization on August 1, 2011. The Predecessor Fund's performance and financial history have been adopted by Touchstone Total Return Bond and will be used going forward. As a result, the information prior to August 1, 2011 reflects that of the Predecessor Fund.

(A)	Institutional Class shares commenced operations on August 1, 2011.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

125

Financial Highlights (Continued)

Touchstone Ultra Short Duration Fixed Income Fund—Class Z

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2012		Year Ended September 30,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$9.58		$9.68	$9.66	$9.74	$10.08	$10.06
Income (loss) from investment operations:
Net investment income	0.07	(A)	0.15	0.18	0.32	0.47	0.53
Net realized and unrealized gains (losses) on investments	0.04		(0.04)	0.06	(0.07)	(0.34)	0.01
Total from investment operations	0.11		0.11	0.24	0.25	0.13	0.54
Distributions from:
Net investment income	(0.12)		(0.21)	(0.22)	(0.33)	(0.47)	(0.52)
Net asset value at end of period	$9.57		$9.58	$9.68	$9.66	$9.74	$10.08
Total return	1.10	%(B)	1.12%	2.49%	2.60%	1.26%	5.48%
Ratios and supplemental data:
Net assets at end of period (000's)	$351,191		$346,131	$236,650	$108,552	$143,837	$146,045
Ratio to average net assets:
Net expenses	0.69	%(C)	0.69%	0.69%	0.69%	0.69%	0.69%
Gross expenses	0.76	%(C)	0.78%	0.81%	0.85%	0.82%	0.75%
Net investment income	1.51	%(C)	1.39%	1.69%	3.41%	4.72%	5.25%
Portfolio turnover rate	84	%(B)	144%	119%	15%	56%	26%

(A)	The net investment income per share is based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.

See accompanying Notes to Financial Statements.

126

Notes to Financial Statements

March 31, 2012 (Unaudited)

1. Organization

The Touchstone Funds Group Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Trust was established as a Delaware statutory trust under a Declaration of Trust dated October 25, 1993. The Trust consists of the following nineteen funds, individually, a “Fund,” and collectively, the “Funds”:

Touchstone Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)

Touchstone Emerging Markets Equity Fund II (“Emerging Markets Equity Fund II”)

Touchstone Focused Equity Fund (“Focused Equity Fund”)

Touchstone Global Equity Fund (“Global Equity Fund”)

Touchstone Global Real Estate Fund (“Global Real Estate Fund”)

Touchstone Intermediate Fixed Income Fund (“Intermediate Fixed Income Fund”)

Touchstone International Fixed Income Fund (“International Fixed Income Fund”)

Touchstone Large Cap Relative Value Fund (“Large Cap Relative Value Fund”)

Touchstone Market Neutral Equity Fund (“Market Neutral Equity Fund”)

Touchstone Merger Arbitrage Fund (“Merger Arbitrage Fund”)

Touchstone Mid Cap Fund (“Mid Cap Fund”)

Touchstone Mid Cap Value Fund (“Mid Cap Value Fund”)

Touchstone Premium Yield Equity Fund (“Premium Yield Equity Fund”)

Touchstone Sands Capital Select Growth Fund (“Sands Capital Select Growth Fund”)

Touchstone Short Duration Fixed Income Fund (“Short Duration Fixed Income Fund”)

Touchstone Small Cap Core Fund (“Small Cap Core Fund”)

Touchstone Small Cap Value Fund (“Small Cap Value Fund”)

Touchstone Total Return Bond Fund (“Total Return Bond Fund”)

Touchstone Ultra Short Duration Fixed Income Fund (“Ultra Short Duration Fixed Income Fund”)

Each Fund is an open-end, diversified, management investment company, with the exception of the Focused Equity Fund, Global Real Estate Fund, International Fixed Income Fund, Merger Arbitrage Fund, Sands Capital Select Growth Fund and Small Cap Core Fund, each of which is an open-end, non-diversified management investment company.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Funds are registered to offer different classes of shares: Class A shares, Class C shares, Class Y shares, Class Z shares, and Institutional Class shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

Effective April 19, 2011, the Touchstone Core Plus Fixed Income Fund changed its name to the Touchstone Total Return Bond Fund. On August 1, 2011, EARNEST Partners Fixed IncomeTrust (the “Predecessor Fund”), a series of the Nottingham Investment Trust II, was reorganized into the Total Return Bond Fund.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Security valuation and fair value measurements — All investments in securities are recorded at their estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities

127

Notes to Financial Statements (Continued)

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Transfers in and out of the levels are recognized at the value at the end of the period. During the six months ended March 31, 2012, there were no significant transfers between Levels 1 and 2 except as shown in the Portfolios of Investments for the Emerging Markets Equity Fund, the Global Equity Fund, and the Global Real Estate Fund.

The aggregate value by input level, as of March 31, 2012, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic/industry concentration.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value.

A Significant Event may relate to a single issuer or to an entire market sector. If the Advisor or Sub-Advisor of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds’ Administrator or Sub-Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Advisor, the

128

Notes to Financial Statements (Continued)

Sub-Administrator notifies the Advisor or Sub-Advisor for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Advisor makes the determination whether a Fair Value Committee meeting should be called based on the information provided. These securities are categorized in Level 2.

New accounting pronouncements — In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU No. 2011-04”), “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and the International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to categorize within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement; the valuation processes used by the reporting entity; and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.

In December 2011, FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

Securities sold short — The Funds periodically engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value. A Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund would realize a gain if the price of the security declines between those dates.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

129

Notes to Financial Statements (Continued)

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the six months ended March 31, 2012, the Funds used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

Derivative instruments and hedging activities — The following table sets forth the fair value of the Funds’ derivative financial instruments by primary risk exposure as of March 31, 2012:

Fair Value of Derivative Investments

As of March 31, 2012

		Asset	Liability
		Derivatives	Derivatives
	Derivatives not accounted for as hedging	Unrealized	Unrealized
Fund	instruments under ASC 815	Appreciation*	Depreciation**
International Fixed Income Fund	Forward foreign currency exchange contracts	$183,314	$(288,359)
Merger Arbitrage Fund	Forward foreign currency exchange contracts	—	(1,093)

* Statements of Assets and Liabilities Location: Unrealized appreciation on forward foreign currency contracts

** Statements of Assets and Liabilities Location: Unrealized depreciation on forward foreign currency contracts

For the six months ended March 31, 2012, the average quarterly balance of outstanding derivative financial instruments was as follows:

	International	Merger
	Fixed Income	Arbitrage
	Fund	Fund
Forward foreign currency exchange contracts:
Average number of contracts	28	1
Average U.S. dollar amount purchased	$9,495,942	$920,327
Average U.S. dollar amount sold	9,085,892	—

The Effect of Derivative Investments on the Statement of Operations

for the Six Months Ended March 31, 2012

			Change in
			Unrealized
			Depreciation
	Derivatives not accounted for as hedging	Realized Gain	on
Fund	instruments under ASC 815	on Derivatives*	Derivatives**
International Fixed Income Fund	Forward foreign currency exchange contracts	$257,950	$(329,415)
Merger Arbitrage Fund	Forward foreign currency exchange contracts	—	(1,093)

* Statements of Operations Location: Net realized gains (losses) from foreign currency transactions

** Statements of Operations Location: Net change in unrealized appreciation (depreciation) on foreign currency transactions

Portfolio securities loaned — Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian in an amount at least equal to the market value of the loaned securities. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle.

130

Notes to Financial Statements (Continued)

As of March 31, 2012, the following Funds loaned securities and received collateral as follows:

	Fair Value of	Value of
	Securities	Collateral
Fund	Loaned	Received
Emerging Markets Equity Fund	$13,874,041	$14,355,833
Focused Equity Fund	6,519,472	6,746,176
Global Equity Fund	59,041	60,000
Mid Cap Fund	1,030,029	1,045,795
Mid Cap Value Fund	2,658,587	2,680,102
Sands Capital Select Growth Fund	57,541,084	58,586,119
Small Cap Core Fund	21,723,708	22,354,628
Small Cap Value Fund	1,562,351	1,586,167

All collateral received as cash is received, held and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loaned securities are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest.

Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining net asset value.The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Share valuation — The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds (except International Fixed Income Fund and Total Return Bond Fund) is equal to the net asset value per share plus a sales load equal to 6.10% of the net asset value (or 5.75% of the offering price). The maximum offering price per share of Class A shares of the International Fixed Income Fund and Total Return Bond Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The maximum offering price per share of Class C, Class Y, Class Z, and Institutional Class shares of the Funds is equal to the net asset value per share.

The redemption price per share of each class of shares of the Funds is equal to the net asset value per share. However, purchases of $1 million or more of Class A shares, and all purchases of Class C shares of the Funds are subject to a contingent deferred sales load up to 1.00% of the original purchase price if redeemed within a one-year period from the date of purchase.

131

Notes to Financial Statements (Continued)

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discount (“OID”) and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.

Distributions to shareholders — The Emerging Markets Equity Fund, Emerging Markets Equity Fund II, Focused Equity Fund, Global Equity Fund, Market Neutral Equity Fund, Merger Arbitrage Fund, Mid Cap Fund, and Small Cap Core Fund declare and distribute net investment income, if any, annually, as a dividend to shareholders. The Global Real Estate Fund, Large Cap Relative Value Fund, Mid Cap Value Fund, Sands Capital Select Growth Fund, and Small Cap Value Fund declare and distribute net investment income, if any, quarterly, as a dividend to shareholders. Prior to March 31, 2011, the Small Cap Value Fund declared and distributed net investment income annually. The International Fixed Income Fund, Premium Yield Equity Fund and Total Return Bond Fund declare and distribute net investment income, if any, monthly as a dividend to shareholders. The Intermediate Fixed Income Fund, Short Duration Fixed Income Fund, and Ultra Short Duration Fixed Income Fund declare net investment income daily and distribute it monthly, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the net asset value (“NAV”) as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

132

Notes to Financial Statements (Continued)

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended March 31, 2012:

	Emerging	Emerging	Focused
	Markets Equity	Markets Equity	Equity
	Fund	Fund II	Fund
Purchases of investment securities	$130,789,287	$23,286,999	$17,731,446
Proceeds from sales and maturities	$12,862,803	$41,350	$30,576,638

	Global	Global	Intermediate	International
	Equity	Real Estate	Fixed Income	Fixed Income
	Fund	Fund	Fund	Fund
Purchases of investment securities	$1,251,652	$1,682,879	$4,877,139	$3,697,895
Proceeds from sales and maturities	$1,181,315	$3,546,272	$12,207,016	$3,260,698

	Large Cap		Merger
	Relative Value	Market Neutral	Arbitrage	Mid Cap
	Fund	Equity Fund	Fund	Fund
Purchases of investment securities	$650,866	$20,898,319	$177,967,984	$90,052,034
Proceeds from sales and maturities	$78,097	$26,286,278	$68,486,239	$117,457,001

	Mid Cap	Premium Yield	Sands Capital	Short Duration
	Value	Equity	Select Growth	Fixed Income
	Fund	Fund	Fund	Fund
Purchases of investment securities	$25,542,027	$37,238,891	$870,965,189	$14,042,415
Proceeds from sales and maturities	$16,533,148	$4,824,639	$230,792,096	$3,179,861

	Small Cap	Small Cap	Total Return	Ultra Short
	Core	Value	Bond	Duration Fixed
	Fund	Fund	Fund	Income Fund
Purchases of investment securities	$115,823,266	$17,460,996	$26,692,152	$257,314,259
Proceeds from sales and maturities	$4,381,462	$30,404,754	$3,649,941	$250,621,834

4. Transactions with Affiliates and Other Related Parties

Certain officers of theTrust are also officers of the Advisor (Touchstone Advisors, Inc.), the Underwriter (Touchstone Securities, Inc.) and/or BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) the Sub-Administrator and Transfer Agent to the Funds. The Advisor and Underwriter are each wholly owned, indirect subsidiaries of The Western and Southern Life Insurance Company (“Western-Southern”).

As of March 31, 2012, the following Funds were owned by Western-Southern and subsidiaries:

Emerging Markets Equity Fund II	45.6%
Global Equity Fund	72.8%
Global Real Estate Fund	93.8%
International Fixed Income Fund	69.3%
Large Cap Relative Value Fund	52.9%
Market Neutral Equity Fund	66.5%
Mid Cap Value Fund	68.7%
Premium Yield Equity Fund	27.6%
Total Return Bond Fund	41.4%

133

Notes to Financial Statements (Continued)

MANAGEMENT & EXPENSE LIMITATIONS AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an Advisory Agreement. Under the Advisory Agreement, the Funds pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as shown in the table below.

Emerging Markets Equity Fund	1.10% on the first $200 million
1.05% on assets greater than $200 million to $400 million
0.95% of such assets in excess of $400 million
Emerging Markets Equity Fund II	1.10% on the first $200 million
1.05% on assets greater than $200 million to $400 million
0.95% of such assets in excess of $400 million
Focused Equity Fund	0.70% on the first $100 million
0.65% on assets greater than $100 million to $500 million
0.60% of such assets in excess of $500 million
Global Equity Fund	0.85% on the first $50 million
0.80% on assets greater than $50 million to $500 million
0.75% of such assets in excess of $500 million
Global Real Estate Fund	0.80%
Intermediate Fixed Income Fund	0.40%
International Fixed Income Fund	0.55% on the first $100 million
0.50% on assets greater than $100 million to $250 million
0.45% of such assets in excess of $250 million
Large Cap Relative Value Fund	0.70% on the first $100 million
0.65% of such assets in excess of $100 million
Market Neutral Equity Fund	1.30%
Merger Arbitrage Fund	1.05%
Mid Cap Fund	0.80% on the first $500 million
0.75% on assets greater than $500 million to $1 billion
0.70% of such assets in excess of $1 billion
Mid Cap Value Fund	0.85% on the first $100 million
0.80% on assets greater than $100 million to $400 million
0.75% of such assets in excess of $400 million
Premium Yield Equity Fund	0.70% on the first $100 million
0.65% of such assets in excess of $100 million
Sands Capital Select Growth Fund	0.85% on the first $1 billion
0.80% on assets greater than $1 billion to $1.5 billion
0.75% on assets greater than $1.5 billion to $2 billion
0.70% of such assets in excess of $2 billion
Short Duration Fixed Income Fund	0.25%
Small Cap Core Fund	0.85%
Small Cap Value Fund	0.95% on the first $100 million
0.90% of such assets in excess of $100 million
Total Return Bond Fund	0.35%
Ultra Short Duration Fixed Income Fund	0.25%

134

Notes to Financial Statements (Continued)

In addition to the base advisory fee shown above for the Sands Capital Select Growth Fund, a performance fee adjustment will be added to or subtracted from the base advisory fee depending on the performance of the Fund in relation to the investment performance of the Fund’s benchmark index, for the preceding twelve month period, as follows:

			Annual	Highest / Lowest
	Benchmark	Benchmark	Adjustment	Possible Advisory
	Index	Threshold	Rate	Fee
Russell1000
Sands Capital Select Growth Fund	Growth Index	+/-2.50%	+/-0.15%	1.00% / 0.55%

For the six months ended March 31, 2012, the Advisor’s base fee was increased by $341,907 as a result of the performance fee adjustment.

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

AGF Investments America, Inc.	GAM International Management Limited
Emerging Markets Equity Fund	International Fixed Income Fund
Emerging Markets Equity Fund II
JKMilne Asset Management
Aronson Johnson Oritz	Intermediate Fixed Income Fund
Market Neutral Equity Fund
Lee Munder Capital Group LLC
Bedlam Asset Management PLC	Mid Cap Value Fund
Global Equity Fund
The London Company
Cornerstone Real Estate Advisers LLC	Small Cap Core Fund
Global Real Estate Fund	Mid Cap Fund

DePrince, Race & Zollo, Inc.	Longfellow Investment Management Co.
Small Cap Value Fund	Merger Arbitrage Fund
Short Duration Fixed Income Fund
EARNEST Partners LLC
Large Cap Relative Value Fund	Miller/Howard Investments, Inc.
Total Return Bond Fund*	Premium Yield Equity Fund

Fort Washington Investment Advisors, Inc.**	Sands Capital Management, LLC
Focused Equity Fund	Sands Capital Select Growth Fund
Ultra Short Duration Fixed Income Fund

*Effective as of the date of the Fuds’s reorganization, August 1, 2011. See Note 9 in these Notes to Financial Statements.

**Affiliate of the Advisor

The Advisor, not the Funds, pays sub-advisory fees to each Sub-Advisor.

The Advisor entered into an Expense Limitation Agreement to contractually limit operating expenses of the Funds. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive advisory fees, administration fees and reimburse expenses in order to maintain expense limitations, excluding dividend expense on securities sold short, for the Funds as follows:

135

Notes to Financial Statements (Continued)

					Institutional
	Class A	Class C	Class Y	Class Z	Class
Emerging Markets Equity Fund	1.74%	2.49%	1.49%	—	1.34%
Emerging Markets Equity Fund II	1.74%	2.49%	1.49%	—	1.34%
Focused Equity Fund	1.20%	1.95%	0.95%	—	0.80%
Global Equity Fund	1.34%	2.09%	1.09%	—	0.94%
Global Real Estate Fund	1.39%	2.14%	1.14%	—	0.99%
Intermediate Fixed Income Fund	—	—	—	—	0.40%
International Fixed Income Fund	1.09%	1.84%	0.84%	—	0.69%
Large Cap Relative Value Fund	1.19%	1.94%	0.94%	—	0.79%
Market Neutral Equity Fund	1.50%	2.25%	1.25%	—	—
Merger Arbitrage Fund	1.68%	2.43%	1.43%	—	1.28%
Mid Cap Fund	1.21%	1.96%	0.96%	1.21%	0.89%
Mid Cap Value Fund	1.29%	2.04%	1.04%	—	0.89%
Premium Yield Equity Fund	1.20%	1.95%	0.95%	—	—
Short Duration Fixed Income Fund	—	—	0.49%	0.74%	—
Small Cap Core Fund	1.34%	2.09%	1.09%	—	0.94%
Small Cap Value Fund	1.43%	2.18%	1.18%	—	1.03%
Total Return Bond Fund	0.90%	1.65%	0.65%	—	0.50%
Ultra Short Duration Fixed Income Fund	0.69%	1.19%	0.44%	0.69%	0.39%

These expense limitations will remain in effect until at least January 27, 2013.

The Advisor has agreed to limit certain Funds’ other operating expenses (“Other Expenses”) to the following levels. These expense limitations will remain in effect until at least January 27, 2013.

	Class A	Class C	Class Y	Class Z
Sands Capital Select Growth Fund	0.25%	0.25%	0.25%	0.25%

During the six months ended March 31, 2012, the Advisor waived investment advisory fees and administration fees and/or reimbursed expenses of the Funds as follows:

			Other
	Investment		Operating
	Advisory	Administration	Expenses
	Fees Waived	Fees Waived	Reimbursed
Emerging Markets Equity Fund	$—	$17,853	$57,450
Emerging Markets Equity Fund II	29,244	8,691	14,416
Focused Equity Fund	1,216	94,377	206,308
Global Equity Fund	18,649	4,141	18,348
Global Real Estate Fund	25,144	4,939	13,012
Intermediate Fixed Income Fund	28,976	97,745	—
International Fixed Income Fund	8,149	12,181	17,413
Large Cap Relative Value Fund	6,534	7,295	12,562
Market Neutral Equity Fund	37,156	45,599	18,703
Merger Arbitrage Fund	—	16,694	5,851
Mid Cap Fund	—	63,515	19,163
Mid Cap Value Fund	3,185	59,700	18,871
Premium Yield Equity Fund	—	8,732	37,749
Sands Capital Select Growth Fund	—	—	534,604
Short Duration Fixed Income Fund	—	19,307	37,185
Small Cap Core Fund	—	164,785	62,772
Small Cap Value Fund	6,779	34,975	23,846
Total Return Bond Fund	—	44,321	6,335
Ultra Short Duration Fixed Income Fund	—	127,791	—

136

Notes to Financial Statements (Continued)

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities, as well as materials for meetings of the Board ofTrustees; calculating the daily net asset value per share; and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% of the aggregate average daily net assets of the Trust, Touchstone Investment Trust (excluding Institutional Money Market Fund), Touchstone Strategic Trust, and Touchstone Tax-Free Trust up to and including $6 billion; 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets of all such assets in excess of $10 billion. The fee is allocated among the Funds on the basis of relative daily net assets.

Effective November 12, 2011, the Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust. Prior to November 12, 2011, JP Morgan Chase Bank, N.A. (“JP Morgan”) served as the Sub-Administrator and was compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Effective December 5, 2011, under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays BNY Mellon out-of-pocket expenses including, but not limited to, postage and supplies.

Prior to December 5, 2011, under the terms of the Transfer Agent Agreement between the Trust and JPMorgan, JPMorgan maintained the records of each shareholder’s account, answered shareholders’ inquiries concerning their accounts, processed purchases and redemptions of each Fund’s shares, acted as dividend and distribution disbursing agent and performed other shareholder service functions. For these services, JPMorgan received a monthly fee per shareholder account from each Fund. In addition, each Fund paid out-of-pocket expenses incurred by JPMorgan, including, but not limited to, postage and supplies.

PLANS OF DISTRIBUTION

The Trust has adopted a Distribution and Shareholder Services Plan for Class A shares of the Emerging Markets Equity Fund, Emerging Markets Equity Fund II, Focused Equity Fund, Global Equity Fund, Global Real Estate Fund, International Fixed Income Fund, Large Cap Relative Value Fund, Market Neutral Equity Fund, Merger Arbitrage Fund, Mid Cap Fund, Mid Cap Value Fund, Premium Yield Equity Fund, Sands Capital Select Growth Fund, Small Cap Core Fund, Small Cap Value Fund and Total Return Bond Fund (Class A Plan) under which each Fund may directly or indirectly bear expenses relating to the distribution of Class A shares of the Trust and for shareholder services provided to Class A shares. The Fund will incur and/or reimburse expenses for distribution and shareholder services of Class A shares at an annual rate not to exceed 0.25% of the average daily net assets of Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan for Class C shares of the Emerging Markets Equity Fund, Emerging Markets Equity Fund II, Focused Equity Fund, Global Equity Fund, Global Real Estate Fund, International Fixed Income Fund, Large Cap Relative Value Fund, Market Neutral Equity Fund, Merger Arbitrage Fund, Mid Cap Fund, Mid Cap Value Fund, Premium Yield Equity Fund, Sands Capital Select Growth Fund, Small Cap Core Fund, Small Cap Value Fund and Total Return Bond Fund (Class C

137

Notes to Financial Statements (Continued)

Plan) under which each Fund may directly or indirectly bear expenses relating to the distribution of Class C shares of the Trust and for shareholder services provided to Class C shares. The Fund will incur and/or reimburse expenses for distribution and shareholder services of Class C shares at an annual rate not to exceed 0.75% and 0.25%, respectively, of the average daily net assets of Class C shares. The combination of these fees is not to exceed 1.00% of the average daily net assets of Class C shares.

The Trust has adopted a Shareholder Services Plan for Class Z shares of the Mid Cap Fund, Sands Capital Select Growth Fund, Short Duration Fixed Income Fund, and Ultra Short Duration Fixed Income Fund (Class Z Plan) under which each Fund may directly or indirectly bear expenses for shareholder services provided. The Fund will incur and/or reimburse expense for shareholder services of Class Z shares at an annual rate not to exceed 0.25% of the average daily net assets of Class Z shares. Prior to June 10, 2011, the Small Cap Value Fund was also included in the Class Z Plan. On June 10, 2011, Class Z shares were converted to Class A shares.

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and Underwriter, the Underwriter earned the following from underwriting and broker commissions on the sale of shares of the following Funds during the six months ended March 31, 2012:

Amount
Emerging Markets Equity Fund	$462
Emerging Markets Equity Fund II	570
Focused Equity Fund	52
Global Equity Fund	129
Global Real Estate Fund	113
International Fixed Income Fund	1,341
Large Cap Relative Value Fund	371
Market Neutral Equity Fund	9
Merger Arbitrage Fund	53,931
Mid Cap Fund	55
Mid Cap Value Fund	213
Premium Yield Equity Fund	16,126
Sands Capital Select Growth Fund	49,569
Small Cap Core Fund	12,279
Small Cap Value Fund	76
Total Return Bond Fund	1,014

In addition, the Underwriter collected contingent deferred sales charges on the redemption of Class C shares of the following Funds during the six months ended March 31, 2012:

Amount
Emerging Markets Equity Fund	$1,328
Global Equity Fund	22
International Fixed Income Fund	119
Merger Arbitrage Fund	843
Premium Yield Equity Fund	771
Sands Capital Select Growth Fund	2,363
Small Cap Core Fund	2,399
Total Return Bond Fund	5

AFFILIATED INVESTMENTS

Each Fund may invest in the Touchstone Institutional Money Market Fund, subject to compliance with several conditions set forth in an order received by the Trust from the Securities and Exchange Commission. To the

138

Notes to Financial Statements (Continued)

extent that the other Touchstone Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of each Fund’s investment, as applicable, in the Touchstone Institutional Money Market Fund for the six months ended March 31, 2012, is as follows:

	Share Activity
	Balance			Balance		Value
	09/30/11	Purchases	Sales	03/31/12	Dividends	03/31/12
Emerging Markets Equity Fund	10,965,632	102,844,624	(93,763,368)	20,046,888	$9,104	$20,046,888
Emerging Markets Equity Fund II	4,558	19,868,046	(17,242,549)	2,630,055	519	2,630,055
Focused Equity Fund	4,009,511	24,390,730	(21,728,114)	6,672,127	1,531	6,672,127
Global Equity Fund	68,887	1,250,952	(1,085,982)	233,857	111	233,857
Global Real Estate Fund	100,471	1,063,441	(1,078,998)	84,914	64	84,914
Intermediate Fixed Income Fund	1,733,395	14,206,760	(14,321,153)	1,619,002	1,391	1,619,002
International Fixed Income Fund	—	4,189,125	(3,624,270)	564,855	203	564,855
Large Cap Relative Value Fund	232,307	825,863	(1,036,054)	22,116	85	22,116
Market Neutral Equity Fund	294,473	18,505,938	(17,061,343)	1,739,068	601	1,739,068
Merger Arbitrage Fund	1,619,183	97,012,055	(83,965,227)	14,666,011	7,705	14,666,011
Mid Cap Fund	900,109	16,177,942	(16,583,644)	494,407	205	494,407
Mid Cap Value Fund	978,214	12,430,838	(12,069,820)	1,339,232	735	1,339,232
Premium Yield Equity Fund	483,397	22,799,447	(18,758,138)	4,524,706	1,613	4,524,706
Sands Capital Select Growth Fund	34,986,163	480,044,358	(463,466,741)	51,563,780	23,484	51,563,780
Short Duration Fixed Income Fund	202,113	14,300,001	(14,188,537)	313,577	834	313,577
Small Cap Core Fund	3,316,617	92,502,423	(86,980,579)	8,838,461	3,771	8,838,461
Small Cap Value Fund	1,778,524	11,189,893	(11,764,521)	1,203,896	878	1,203,896
Total Return Bond Fund	1,678,743	49,451,745	(49,788,680)	1,341,808	1,316	1,341,808
Ultra Short Duration Fixed Income Fund	45,836,225	362,605,891	(361,367,889)	47,074,227	13,203	47,074,227

139

Notes to Financial Statements (Continued)

5. Capital Share Transactions

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	Emerging Markets Equity Fund		Emerging Markets Equity Fund II
	Six Months		Six Months
	Ended	Year	Ended	Period
	March 31,	Ended	March 31,	Ended
	2012	September 30,	2012	September 30,
	(Unaudited)	2011	(Unaudited)	2011 (A)
Class A
Shares issued	968,543	3,547,839	260,679	53,132
Shares reinvested	29,643	5,820	461	—
Shares redeemed	(532,881)	(1,881,202)	(8,924)	(734)
Change in shares outstanding	465,305	1,672,457	252,216	52,398
Shares outstanding, beginning of period	2,488,179	815,722	52,398	—
Shares outstanding, end of period	2,953,484	2,488,179	304,614	52,398
Class C
Shares issued	21,877	400,532	9,149	2,090
Shares reinvested	3,733	766	28	—
Shares redeemed	(79,972)	(172,503)	—	—
Change in shares outstanding	(54,362)	228,795	9,177	2,090
Shares outstanding, beginning of period	514,170	285,375	2,090	—
Shares outstanding, end of period	459,808	514,170	11,267	2,090
Class Y
Shares issued	4,938,729	13,976,009	790,773	51,417
Shares reinvested	264,968	14,126	547	—
Shares redeemed	(2,663,861)	(951,388)	(19,475)	(26,257)
Change in shares outstanding	2,539,836	13,038,747	771,845	25,160
Shares outstanding, beginning of period	14,107,904	1,069,157	25,160	—
Shares outstanding, end of period	16,647,740	14,107,904	797,005	25,160
Institutional Class
Shares issued	8,415,172	13,367,607	1,619,408	493,268
Shares reinvested	451,626	51,241	3,091	—
Shares redeemed	(1,018,498)	(530,487)	(947)	—
Change in shares outstanding	7,848,300	12,888,361	1,621,552	493,268
Shares outstanding, beginning of period	22,734,934	9,846,573	493,268	—
Shares outstanding, end of period	30,583,234	22,734,934	2,114,820	493,268

(A) Represents the period from commencement of operations (April 18, 2011) through September 30, 2011.

140

Notes to Financial Statements (Continued)

	Focused Equity Fund		Global Equity Fund
	Six Months		Six Months
	Ended	Year	Ended	Year
	March 31,	Ended	March 31,	Ended
	2012	September 30,	2012	September 30,
	(Unaudited)	2011	(Unaudited)	2011
Class A
Shares issued	846,382	9,710,959	3,111	48,813
Shares reinvested	239,234	1,085	7,042	1,145
Shares redeemed	(1,571,284)	(1,286,253)	(5,166)	(159,828)
Change in shares outstanding	(485,668)	8,425,791	4,987	(109,870)
Shares outstanding, beginning of period	8,500,139	74,348	64,447	174,317
Shares outstanding, end of period	8,014,471	8,500,139	69,434	64,447
Class C
Shares issued	7,271	15,937	—	215
Shares reinvested	299	185	1,127	91
Shares redeemed	(615)	(14,279)	(238)	—
Change in shares outstanding	6,955	1,843	889	306
Shares outstanding, beginning of period	19,057	17,214	10,306	10,000
Shares outstanding, end of period	26,012	19,057	11,195	10,306
Class Y
Shares issued	285,362	1,555,186	3,178	6,328
Shares reinvested	16,776	125	2,260	230
Shares redeemed	(943,481)	(283,790)	(3,267)	(7)
Change in shares outstanding	(641,343)	1,271,521	2,171	6,551
Shares outstanding, beginning of period	1,289,821	18,300	19,849	13,298
Shares outstanding, end of period	648,478	1,289,821	22,020	19,849
Institutional Class
Shares issued	399,416	91,822	20,720	1,629
Shares reinvested	2,073	3,084	34,483	5,286
Shares redeemed	(42,176)	(73,084)	—	(767)
Change in shares outstanding	359,313	21,822	55,203	6,148
Shares outstanding, beginning of period	91,822	70,000	294,921	288,773
Shares outstanding, end of period	451,135	91,822	350,124	294,921

141

Notes to Financial Statements (Continued)

	Global Real Estate Fund		Intermediate Fixed Income Fund
	Six Months		Six Months
	Ended	Year	Ended	Year
	March 31,	Ended	March 31,	Ended
	2012	September 30,	2012	September 30,
	(Unaudited)	2011	(Unaudited)	2011
Class A
Shares issued	22,448	212,378	—	—
Shares reinvested	2,370	3,515	—	—
Shares redeemed	(200,997)	(83,869)	—	—
Change in shares outstanding	(176,179)	132,024	—	—
Shares outstanding, beginning of period	208,881	76,857	—	—
Shares outstanding, end of period	32,702	208,881	—	—
Class C
Shares issued	—	302	—	—
Shares reinvested	632	896	—	—
Shares redeemed	—	—	—	—
Change in shares outstanding	632	1,198	—	—
Shares outstanding, beginning of period	11,870	10,672	—	—
Shares outstanding, end of period	12,502	11,870	—	—
Class Y
Shares issued	—	5,583	—	—
Shares reinvested	667	1,066	—	—
Shares redeemed	(229)	(5,789)	—	—
Change in shares outstanding	438	860	—	—
Shares outstanding, beginning of period	12,013	11,153	—	—
Shares outstanding, end of period	12,451	12,013	—	—
Institutional Class
Shares issued	—	—	432,257	912,234
Shares reinvested	16,710	24,853	97,029	36,161
Shares redeemed	—	(1,633)	(1,648,527)	(2,053,072)
Change in shares outstanding	16,710	23,220	(1,119,241)	(1,104,677)
Shares outstanding, beginning of period	301,704	278,484	10,809,942	11,914,619
Shares outstanding, end of period	318,414	301,704	9,690,701	10,809,942

142

Notes to Financial Statements (Continued)

	International Fixed		Large Cap Relative
	Income Fund		Value Fund
	Six Months		Six Months
	Ended	Year	Ended	Year
	March 31,	Ended	March 31,	Ended
	2012	September 30,	2012	September 30,
	(Unaudited)	2011	(Unaudited)	2011
Class A
Shares issued	159,255	269,862	8,301	110,035
Shares reinvested	7,262	12,042	2,803	664
Shares redeemed	(133,788)	(154,393)	(2,374)	(90,430)
Change in shares outstanding	32,729	127,511	8,730	20,269
Shares outstanding, beginning of period	243,487	115,976	63,137	42,868
Shares outstanding, end of period	276,216	243,487	71,867	63,137
Class C
Shares issued	2,760	33,150	38	6,820
Shares reinvested	1,410	3,439	1,021	53
Shares redeemed	(18,663)	(16,978)	(400)	(2,498)
Change in shares outstanding	(14,493)	19,611	659	4,375
Shares outstanding, beginning of period	55,416	35,805	25,595	21,220
Shares outstanding, end of period	40,923	55,416	26,254	25,595
Class Y
Shares issued	12,718	162,319	52,435	275,185
Shares reinvested	2,042	4,664	10,460	1,065
Shares redeemed	(21,996)	(115,185)	(49,907)	(54,523)
Change in shares outstanding	(7,236)	51,798	12,988	221,727
Shares outstanding, beginning of period	68,809	17,011	231,761	10,034
Shares outstanding, end of period	61,573	68,809	244,749	231,761
Institutional Class
Shares issued	37,638	2,438	21,239	—
Shares reinvested	27,272	74,760	12,622	4,822
Shares redeemed	(1,941)	(1,808)	—	—
Change in shares outstanding	62,969	75,390	33,861	4,822
Shares outstanding, beginning of period	756,511	681,121	275,929	271,107
Shares outstanding, end of period	819,480	756,511	309,790	275,929

143

Notes to Financial Statements (Continued)

	Market Neutral Equity Fund		Merger Arbitrage Fund
	Six Months		Six Months
	Ended	Year	Ended	Period
	March 31,	Ended	March 31,	Ended
	2012	September 30,	2012	September 30,
	(Unaudited)	2011	(Unaudited)	2011 (A)
Class A
Shares issued	272,373	351,400	6,576,639	25,902
Shares reinvested	—	—	2,124	—
Shares redeemed	(64,378)	(72,321)	(125,307)	—
Change in shares outstanding	207,995	279,079	6,453,456	25,902
Shares outstanding, beginning of period	341,777	62,698	25,902	—
Shares outstanding, end of period	549,772	341,777	6,479,358	25,902
Class C
Shares issued	3,621	13,156	1,067,437	25,415
Shares reinvested	—	—	234	—
Shares redeemed	(4,843)	(11,687)	(15,699)	—
Change in shares outstanding	(1,222)	1,469	1,051,972	25,415
Shares outstanding, beginning of period	18,832	17,363	25,415	—
Shares outstanding, end of period	17,610	18,832	1,077,387	25,415
Class Y
Shares issued	437,221	776,631	4,396,112	115,733
Shares reinvested	—	—	1,316	—
Shares redeemed	(262,982)	(48,404)	(81,146)	—
Change in shares outstanding	174,239	728,227	4,316,282	115,733
Shares outstanding, beginning of period	4,050,446	3,322,219	115,733	—
Shares outstanding, end of period	4,224,685	4,050,446	4,432,015	115,733
Institutional Class
Shares issued	—	—	1,341,540	500,250
Shares reinvested	—	—	1,386	—
Shares redeemed	—	—	(506,048)	—
Change in shares outstanding	—	—	836,878	500,250
Shares outstanding, beginning of period	—	—	500,250	—
Shares outstanding, end of period	—	—	1,337,128	500,250

(A) Represents the period from commencement of operations (August 9, 2011) through September 30, 2011.

144

Notes to Financial Statements (Continued)

	Mid Cap Fund		Mid Cap Value Fund
	Six Months		Six Months
	Ended	Year	Ended	Year
	March 31,	Ended	March 31,	Ended
	2012	September 30,	2012	September 30,
	(Unaudited)(B)	2011	(Unaudited)	2011
Class A
Shares issued	2,240	15,088	72,887	328,003
Shares reinvested	74	—	14,811	2,099
Shares redeemed	(13,252)	(16,080)	(36,233)	(141,699)
Change in shares outstanding	(10,938)	(992)	51,465	188,403
Shares outstanding, beginning of period	53,052	54,044	217,707	29,304
Shares outstanding, end of period	42,114	53,052	269,172	217,707
Class C
Shares issued	998	21,061	1,597	8,338
Shares reinvested	—	—	1,153	175
Shares redeemed	(3,015)	(4,071)	(682)	(862)
Change in shares outstanding	(2,017)	16,990	2,068	7,651
Shares outstanding, beginning of period	36,760	19,770	18,902	11,251
Shares outstanding, end of period	34,743	36,760	20,970	18,902
Class Y (A)
Shares issued	176,716	1,122,323	664,501	392,127
Shares reinvested	686	711	47,971	2,997
Shares redeemed	(2,005,815)	(4,956,532)	(152,711)	(14,916)
Change in shares outstanding	(1,828,413)	(3,833,498)	559,761	380,208
Shares outstanding, beginning of period	5,908,153	9,741,651	430,171	49,963
Shares outstanding, end of period	4,079,740	5,908,153	989,932	430,171
Class Z
Shares issued	8,738	161,305	—	—
Shares reinvested	27	—	—	—
Shares redeemed	(54,024)	(141,655)	—	—
Change in shares outstanding	(45,259)	19,650	—	—
Shares outstanding, beginning of period	71,455	51,805	—	—
Shares outstanding, end of period	26,196	71,455	—	—
Institutional Class
Shares issued	163	—	274,738	219,249
Shares reinvested	—	—	241,549	86,758
Shares redeemed	—	—	(72,957)	(2,403)
Change in shares outstanding	163	—	443,330	303,604
Shares outstanding, beginning of period	—	—	3,644,444	3,340,840
Shares outstanding, end of period	163	—	4,087,774	3,644,444

(A)	Effective January 28, 2010, Institutional Class shares of the Mid Cap Fund were changed to Class Y shares.

(B)	Institutional Class represents the period from commencement of operations (January 27, 2012) through March 31, 2012.

145

Notes to Financial Statements (Continued)

			Sands Capital
	Premium Yield Equity Fund		Select Growth Fund
	Six Months		Six Months
	Ended	Year	Ended	Year
	March 31,	Ended	March 31,	Ended
	2012	September 30,	2012	September 30,
	(Unaudited)	2011	(Unaudited)	2011 (A)
Class A
Shares issued	2,174,159	1,028,857	4,960,408	2,652,990
Shares reinvested	74,609	111,470	—	—
Shares redeemed	(554,531)	(353,042)	(1,114,378)	(394,502)
Change in shares outstanding	1,694,237	787,285	3,846,030	2,258,488
Shares outstanding, beginning of period	4,248,339	3,461,054	2,258,488	—
Shares outstanding, end of period	5,942,576	4,248,339	6,104,518	2,258,488
Class C
Shares issued	629,581	282,510	1,881,008	944,384
Shares reinvested	13,745	21,323	—	—
Shares redeemed	(58,207)	(253,359)	(90,066)	(16,096)
Change in shares outstanding	585,119	50,474	1,790,942	928,288
Shares outstanding, beginning of period	1,109,789	1,059,315	928,288	—
Shares outstanding, end of period	1,694,908	1,109,789	2,719,230	928,288
Class Y
Shares issued	2,720,103	1,243,678	38,755,255	33,079,380
Shares reinvested	15,754	40,162	—	—
Shares redeemed	(353,182)	(2,477,225)	(5,939,896)	(5,630,923)
Change in shares outstanding	2,382,675	(1,193,385)	32,815,359	27,448,457
Shares outstanding, beginning of period	589,371	1,782,756	41,073,872	13,625,415
Shares outstanding, end of period	2,972,046	589,371	73,889,231	41,073,872
Class Z
Shares issued	—	—	42,591,601	66,676,446
Shares redeemed	—	—	(23,938,612)	(31,679,678)
Change in shares outstanding	—	—	18,652,989	34,996,768
Shares outstanding, beginning of period	—	—	97,107,322	62,110,554
Shares outstanding, end of period	—	—	115,760,311	97,107,322

(A) Class A and Class C represent the period from commencement of operations (November 15, 2010) through September 30, 2011.

146

Notes to Financial Statements (Continued)

	Short Duration
	Fixed Income Fund		Small Cap Core Fund
	Six Months		Six Months
	Ended	Year	Ended	Year
	March 31,	Ended	March 31,	Ended
	2012	September 30,	2012	September 30,
	(Unaudited)	2011	(Unaudited)	2011
Class A
Shares issued	—	—	1,740,476	3,722,461
Shares reinvested	—	—	48,657	3,123
Shares redeemed	—	—	(1,447,185)	(4,431,068)
Change in shares outstanding	—	—	341,948	(705,484)
Shares outstanding, beginning of period	—	—	3,606,776	4,312,260
Shares outstanding, end of period	—	—	3,948,724	3,606,776
Class C
Shares issued	—	—	323,881	731,910
Shares reinvested	—	—	10,332	29
Shares redeemed	—	—	(147,655)	(190,244)
Change in shares outstanding	—	—	186,558	541,695
Shares outstanding, beginning of period	—	—	995,846	454,151
Shares outstanding, end of period	—	—	1,182,404	995,846
Class Y
Shares issued	771,721	234,596	3,824,742	3,641,810
Shares reinvested	3,340	334	69,684	6,188
Shares redeemed	(80,629)	(193,264)	(635,231)	(1,675,553)
Change in shares outstanding	694,432	41,666	3,259,195	1,972,445
Shares outstanding, beginning of period	118,615	76,949	4,847,227	2,874,782
Shares outstanding, end of period	813,047	118,615	8,106,422	4,847,227
Class Z
Shares issued	476,871	804,768	—	—
Shares reinvested	30,409	115,476	—	—
Shares redeemed	(537,802)	(1,188,710)	—	—
Change in shares outstanding	(30,522)	(268,466)	—	—
Shares outstanding, beginning of period	4,088,643	4,357,109	—	—
Shares outstanding, end of period	4,058,121	4,088,643	—	—
Institutional Class
Shares issued	—	—	5,307,179	3,337,526
Shares reinvested	—	—	46,086	3,485
Shares redeemed	—	—	(735,282)	(642,952)
Change in shares outstanding	—	—	4,617,983	2,698,059
Shares outstanding, beginning of period	—	—	3,589,684	891,625
Shares outstanding, end of period	—	—	8,207,667	3,589,684

147

Notes to Financial Statements (Continued)

	Small Cap Value Fund		Total Return Bond Fund
	Six Months		Six Months
	Ended	Year	Ended	Period		Year
	March 31,	Ended	March 31,	Ended		Ended
	2012	September 30,	2012	September 30,		March 31,
	(Unaudited)	2011 (A)	(Unaudited)	2011		2011
Class A
Shares issued	47,724	3,136,386	246,738	138,426	(B)	693
Shares reinvested	25,436	8,773	4,742	2,604	(B)	21
Shares issued in connection with merger (C)	—	—	—	331,907		—
Shares redeemed	(896,658)	(446,583)	(121,286)	(6,144	)(B)	—
Change in shares outstanding	(823,498)	2,698,576	130,194	466,793		714
Shares outstanding, beginning of period	2,698,576	—	467,507	714		—
Shares outstanding, end of period	1,875,078	2,698,576	597,701	467,507		714
Class C
Shares issued	1,409	144	45,856	10,620		—
Shares reinvested	5	1	1,783	1,550		—
Shares issued in connection with merger (C)	—	—		248,384		—
Shares redeemed	—	—	(5,823)	(4,880)		—
Change in shares outstanding	1,414	145	41,816	255,674		—
Shares outstanding, beginning of period	145	—	255,674	—		—
Shares outstanding, end of period	1,559	145	297,490	255,674		—
Class Y
Shares issued	464	1,266	493,271	153,969	(D)	208,057
Shares reinvested	4	6	17,645	36,959	(D)	77,602
Shares issued in connection with merger (C)	—	—	—	61,451		—
Shares redeemed	—	(1,126)	(820,083)	(171,732	)(D)	(358,757)
Change in shares outstanding	468	146	(309,167)	80,647		(73,098)
Shares outstanding, beginning of period	146	—	1,754,723	1,674,076		1,747,174
Shares outstanding, end of period	614	146	1,445,556	1,754,723		1,674,076
Class Z
Shares issued	—	426,387	—	—		—
Shares reinvested	—	32,993	—	—		—
Shares redeemed	—	(4,792,518)	—	—		—
Change in shares outstanding	—	(4,333,138)	—	—		—
Shares outstanding, beginning of period	—	4,333,138	—	—		—
Shares outstanding, end of period	—	—	—	—		—

(A)	Class A, Class C, Class Y and Institutional Class represent the period from commencement of operations (March 1, 2011) through September 30, 2011. Class Z shares were converted to Class A shares on June 10, 2011.

(B)	Share amounts prior to August 1, 2011 have been adjusted to reflect a 1.01491:1 stock split.

(C)	See Note 9 in these Notes to Financial Statements.

(D)	Share amounts prior to August 1, 2011 have been adjusted to reflect a 0.87567:1 stock split.

148

Notes to Financial Statements (Continued)

	Small Cap Value Fund		Total Return Bond Fund
	Six Months		Six Months
	Ended	Year	Ended	Period	Year
	March 31,	Ended	March 31,	Ended	Ended
	2012	September 30,	2012	September 30,	March 31,
	(Unaudited)	2011 (A)	(Unaudited)	2011	2011
Institutional Class
Shares issued	—	53,246	3,298,047	—	—
Shares reinvested	820	248	32,004	5,606	—
Shares issued in connection with merger (B)		—	—	624,160	—
Shares redeemed	(145)	—	(18,216)	—	—
Change in shares outstanding	675	53,494	3,311,835	629,766	—
Shares outstanding, beginning of period	53,494	—	629,766	—	—
Shares outstanding, end of period	54,169	53,494	3,941,601	629,766	—

	Ultra Short Duration
	Fixed Income Fund
	Six Months
	Ended	Year
	March 31,	Ended
	2012	September 30,
	(Unaudited)	2011
Class Z
Shares issued	18,621,500	35,550,281
Shares reinvested	255,613	530,809
Shares redeemed	(18,316,242)	(24,416,107)
Change in shares outstanding	560,871	11,664,983
Shares outstanding, beginning of period	36,123,396	24,458,413
Shares outstanding, end of period	36,684,267	36,123,396

(A)	Class A, Class C, Class Y and Institutional Class represent the period from commencement of operations (March 1, 2011) through September 30, 2011. Class Z shares were converted to Class A shares on June 10, 2011.
(B)	See Note 9 in these Notes to Financial Statements.

149

Notes to Financial Statements (Continued)

6. Federal Tax Information

Federal income tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended September 30, 2011 and 2010 was as follows:

			Emerging Markets
	Emerging Markets		Equity Fund	Focused		Global
	Equity Fund		II	Equity Fund		Equity Fund
			Period		Period
	Year Ended	Year Ended	Ended	Year Ended	Ended	Year Ended	Year Ended
	September	September	September	September	September	September	September
	30,	30,	30,	30,	30,	30,	30,
	2011	2010	2011*	2011	2010**	2011	2010
From ordinary income	$917,181	$—	$—	$95,426	$—	$54,811	$661
From long-term capital gains	42,906	—	—	—	—	23,345	—
	$960,087	$—	$—	$95,426	$—	$78,156	$661

	Global Real		Intermediate Fixed		International Fixed
	Estate Fund		Income Fund		Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010	2011	2010
From ordinary income	$358,116	$90,201	$3,044,360	$3,085,391	$994,275	$122,627
From long-term capital gains	20,496	—	—	—	7,726	—
	$378,612	$90,201	$3,044,360	$3,085,391	$1,002,001	$122,627

					Merger
	Large Cap Relative		Market Neutral		Arbitrage	Mid Cap
	Value Fund		Equity Fund		Fund	Fund
					Period
	Year Ended	Year Ended	Year Ended	Year Ended	Ended	Year Ended	Year Ended
	September	September	September	September	September	September	September
	30,	30,	30,	30,	30,	30,	30,
	2011	2010	2011	2010	2011***	2011	2010
From ordinary income	$78,312	$13,296	$—	$—	$—	$242,148	$1,064,323
In excess of ordinary income	—	—	—	—	—	31,098	138,568
From long-term capital gains	2,050	—	—	—	—	—	—
	$80,362	$13,296	$—	$—	$—	$273,246	$1,202,891

	Mid Cap
	Value Fund		Premium Yield Equity Fund		Sands Capital Select Growth Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010	2011	2010
From ordinary income	$1,058,579	$67,277	$1,206,945	$1,013,991	$—	$—
In excess of ordinary income	—	—	88,599	—	—	—
From long-term capital gains	89,486	—	—	—	—	—
	$1,148,065	$67,277	$1,295,544	$1,013,991	$—	$—

150

Notes to Financial Statements (Continued)

	Short Duration Fixed		Small Cap		Small Cap
	Income Fund		Core Fund		Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010	2011	2010
From ordinary income	$1,177,356	$1,328,163	$179,119	$9,676	$725,253	$—
From long-term captial gains	—	—	780	—	—	—
	$1,177,356	$1,328,163	$179,899	$9,676	$725,253	$—

	Total Return		Ultra Short Duration
	Bond Fund		Fixed Income Fund
	Period Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	September 30,	September 30,
	2011****	2011*****	2011	2010
From ordinary income	$1,129,969	$796,684	$5,857,004	$3,337,850
In excess of ordinary income	78,220	—	—	—
From long-term captial gains	271,911	—	—	—
From tax return of capital	29,134	—	—	—
	$1,509,234	$796,684	$5,857,004	$3,337,850

* Represents the period from commencement of operations (April 18, 2011) through September 30, 2011.

** Represents the period from commencement of operations (December 31, 2009) through September 30, 2010.

*** Represents the period from commencement of operations (August 9, 2011) through September 30, 2011.

**** Represents the period from April 1, 2011 through September 30, 2011.

***** Represents activity of the Predecessor Fund for periods prior to August 1, 2011. See Note 9 in these Notes to Financial Statements.

151

Notes to Financial Statements (Continued)

The following information is computed on a tax basis for each item as of September 30, 2011:

	Emerging	Emerging
	Markets Equity	Markets Equity	Focused Equity	Global Equity
	Fund	Fund II	Fund	Fund
Tax cost of portfolio investments	$519,935,946	$5,588,253	$133,817,730	$4,104,326
Gross unrealized appreciation	9,950,821	26,153	919,780	280,422
Gross unrealized depreciation	(83,078,331)	(1,194,296)	(32,723,506)	(596,884)
Net unrealized appreciation (depreciation)	(73,127,510)	(1,168,143)	(31,803,726)	(316,462)
Net unrealized appreciation (depreciation) on foreign currency and translation of other assets and liabilities denominated in foreign currency	(30,560)	(1,915)	—	(1,067)
Accumulated capital and other losses	(366,598)	(36,906)	—	(3,586)
Undistributed ordinary income	5,369,343	34,166	2,669,823	124,431
Undistributed capital gains	3,092,612	—	78,600	276,396
Other temporary differences	(5,998)	—	(8,313)	—
Accumulated earnings (deficit)	$(65,068,711)	$(1,172,798)	$(29,063,616)	$79,712

	Global	Intermediate	International	Large Cap	Market
	Real Estate	Fixed Income	Fixed Income	Relative Value	Neutral Equity
	Fund	Fund	Fund	Fund	Fund
Tax cost of portfolio investments	$6,047,540	$93,529,109	$11,124,834	$6,961,925	$41,232,128
Gross unrealized appreciation	125,441	4,755,164	424,253	428,917	1,354,360
Gross unrealized depreciation	(771,118)	(192,706)	(442,265)	(1,157,776)	(4,516,591)
Net unrealized appreciation (depreciation)	(645,677)	4,562,458	(18,012)	(728,859)	(3,162,231)
Net unrealized appreciation (depreciation) on securities sold short	—	—	—	—	4,979,489
Net unrealized appreciation (depreciation) on foreign currency and translation of other assets and liabilities denominated in foreign currency	(57)	—	(14,982)	—	—
Accumulated capital and other losses	—	—	(6,517)	—	(668,375)
Undistributed ordinary income	141,180	248,875	280,024	—	—
Undistributed capital gains	100,476	782,128	—	249,782	—
Other temporary differences	—	(241,907)	(58,003)	—	(48,308)
Accumulated earnings (deficit)	$(404,078)	$5,351,554	$182,510	$(479,077)	$1,100,575

				Premium	Sands Capital
	Merger		Mid Cap Value	Yield Equity	Select Growth
	Arbitrage Fund	Mid Cap Fund	Fund	Fund	Fund
Tax cost of portfolio investments	$7,313,685	$80,103,143	$56,341,042	$38,474,885	$1,251,248,921
Gross unrealized appreciation	144,644	11,614,439	1,234,770	3,763,523	246,193,921
Gross unrealized depreciation	(165,825)	(8,424,659)	(8,740,620)	(2,081,639)	(132,707,118)
Net unrealized appreciation (depreciation)	(21,181)	3,189,780	(7,505,850)	1,681,884	113,486,803
Net unrealized appreciation (depreciation) on securities sold short	26,811	—	—	—	—
Accumulated capital and other losses	—	(166,770,303)	—	(6,162,606)	(66,226,976)
Undistributed ordinary income	2,928	—	2,637,916	—	—
Undistributed capital gains	—	—	463,095	—	—
Accumulated earnings (deficit)	$8,558	$(163,580,523)	$(4,404,839)	$(4,480,722)	$47,259,827

152

Notes to Financial Statements (Continued)

					Ultra Short
	Short Duration		Small Cap	Total	Duration
	Fixed Income	Small Cap Core	Value	Return Bond	Fixed Income
	Fund	Fund	Fund	Fund	Fund
Tax cost of portfolio investments	$40,628,180	$170,920,949	$49,346,124	$29,807,502	$354,029,204
Gross unrealized appreciation	760,409	13,155,321	241,880	1,867,440	1,360,471
Gross unrealized depreciation	(189,349)	(18,778,578)	(8,838,110)	(539,616)	(1,451,323)
Net unrealized appreciation (depreciation)	571,060	(5,623,257)	(8,596,230)	1,327,824	(90,852)
Accumulated capital and other losses	(5,604,098)	—	(28,942,389)	(1,603,522)	(16,540,805)
Undistributed ordinary income	116,286	31,004	187,830	—	877,652
Undistributed capital gains	—	2,672,672	—	—	—
Other temporary differences	(83,721)	—	—	(1,743,783)	(593,979)
Accumulated earnings (deficit)	$(5,000,473)	$(2,919,581)	$(37,350,789)	$(2,019,481)	$(16,347,984)

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, investments in passive foreign investment companies, regulated investment companies, and real estate investment trusts.

As of September 30, 2011, the Funds had the following capital loss carryforwards for federal income tax purposes.

	2012	2013	2014	2015	2016	2017	2018	2019	Total
Emerging Markets Equity Fund II	$—	$—	$—	$—	$—	$—	$—	$36,906	$36,906
Market Neutral Equity Fund	—	—	—	—	—	—	3,708	444,722	448,430
Mid Cap Fund	—	—	—	—	—	95,969,511	70,800,792	—	166,770,303
Premium Yield Equity Fund	—	—	—	—	—	399,204	5,763,402	—	6,162,606
Sands Capital Select Growth Fund	—	—	—	—	—	—	66,226,976	—	66,226,976
Short Duration Fixed Income Fund	1,994,293	96,050	1,027,850	852,134	295,319	1,193,230	7,423	2,269	5,468,568
Small Cap Value Fund	—	—	—	—	—	11,088,960	17,853,429	—	28,942,389
Total Return Bond Fund*	419,427	323,224	3,990	421,662	368,721	38,121	28,377	—	1,603,522
Ultra Short Duration Fixed Income Fund	6,699,046	—	371,187	164,819	—	3,223,694	3,334,355	933,830	14,726,931

* Represents activity of the predecessor fund for periods prior to August 1, 2011. See Note 9 in these Notes to Financial Statements.

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

As of March 31, 2012, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Emerging Markets Equity Fund	$642,426,939	$49,403,020	$(37,255,742)	$12,147,278
Emerging Markets Equity Fund II	31,571,322	639,287	(1,054,668)	(415,381)
Focused Equity Fund	117,567,321	7,811,453	(13,714,019)	(5,902,566)
Global Equity Fund	4,420,350	569,926	(368,251)	201,675
Global Real Estate Fund	4,065,214	272,240	(82,159)	190,081
Intermediate Fixed Income Fund	84,274,309	4,121,190	(217,286)	3,903,904
International Fixed Income Fund	12,361,967	281,019	(290,786)	(9,767)
Large Cap Relative Value Fund	7,334,515	1,229,987	(388,598)	841,389
Market Neutral Equity Fund	38,827,043	6,786,965	(610,956)	6,176,009
Merger Arbitrage Fund	136,746,767	2,739,367	(370,577)	2,368,790

153

Notes to Financial Statements (Continued)

				Net
		Gross	Gross	Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Mid Cap Fund	$60,360,691	$8,083,845	$(417,778)	$7,666,067
Mid Cap Value Fund	66,573,319	6,940,473	(1,277,042)	5,663,431
Premium Yield Equity Fund	74,986,984	11,100,564	(874,967)	10,225,597
Sands Capital Select Growth Fund	1,911,035,177	685,405,361	(24,672,689)	660,732,672
Short Duration Fixed Income Fund	46,941,187	695,564	(109,088)	586,476
Small Cap Core Fund	300,544,051	55,567,800	(1,400,925)	54,166,875
Small Cap Value Fund	33,805,442	3,122,381	(372,542)	2,749,839
Total Return Bond Fund	63,302,423	1,840,874	(305,179)	1,535,695
Ultra Short Duration Fixed Income Fund	355,744,536	1,779,026	(1,152,780)	626,246

The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended September 30, 2008 through 2011) and have concluded that no provision for income tax is required in their financial statements.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending September 30, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Funds, if any, will be contained within the “Federal Tax Information” section of the financial statement notes for the fiscal year ending September 30, 2012.

7. Commitments and Contingencies

The Funds indemnify theTrust’s officers andTrustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. Concentrations/Risks

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund’s net asset value and magnified effect on the total return.

9. Fund Mergers

On July 27, 2011, a Special Meeting of Shareholders was held to approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the EARNEST Partners Fixed Income Trust (a series of The Nottingham Investment Trust II) to the Total Return Bond Fund, in exchange for shares of the Total Return Bond Fund and the subsequent liquidation of the EARNEST Partners Fixed Income Trust. The Agreement and Plan of Reorganization was approved and the merger took place on August 1, 2011.

154

Notes to Financial Statements (Continued)

The merger was approved as follows:

	Number of Votes
	For	Against	Abstain
EARNEST Partners Fixed Income Trust	1,223,066	467	—

The following is a summary of shares outstanding, net assets, net asset value per share, unrealized appreciation (depreciation) and realized gain (loss) immediately before and after the reorganization:

				After
	Before Reorganization			Reorganization
	EARNEST
	Partners Fixed		Total Return	Total Return
	Income Trust		Bond Fund	Bond Fund
Class A
Shares	928	(A)	331,907	332,835
Net Assets	$9,313		$3,333,082	$3,342,395
Net Asset Value	10.04	(A)	10.04	10.04
Unrealized Appreciation	$370		$53,560	$53,930
Accumulated Net Realized Loss	$(390)		$(29,791)	$(29,791)
Class C
Shares	—		248,384	248,384
Net Assets	$—		$2,488,799	$2,488,799
Net Asset Value	—		10.02	10.02
Unrealized Appreciation	$—		$21,852	$21,852
Accumulated Net Realized Loss	$—		$(16,910)	$(16,910)
Class Y
Shares	1,648,324	(B)	61,451	1,709,775
Net Assets	$16,562,612		$617,477	$17,180,089
Net Asset Value	10.05	(B)	10.05	10.05
Unrealized Appreciation	$783,137		$608	$783,745
Accumulated Net Realized Loss	$(1,712,437)		$(1,942)	$(1,942)
Institutional Class
Shares	—		624,160	624,160
Net Assets	$—		$6,267,909	$6,267,909
Net Asset Value	—		10.04	10.04
Unrealized Appreciation	$—		$153,082	$153,082
Accumulated Net Realized Gain	$—		$115,563	$115,563

(A) Reflects a 1.01491:1 stock split which occurred on the date of reorganization, August 1, 2011.

(B) Reflects a 0.87567:1 stock split which occurred on the date of reorganization, August 1, 2011.

10. Subsequent Events

Touchstone Investments and Fifth Third Asset Management announced on April 5, 2012 that Touchstone Advisors, Inc., a wholly owned subsidiary of Western & Southern Financial Group, has entered into a definitive agreement with Fifth Third Asset Management, for Touchstone to acquire selected assets of Fifth Third Asset Management’s mutual fund business.

Consummation of the transaction is subject to certain conditions and approvals and is expected to be completed in the third quarter of 2012. Upon the completion of the transaction, sixteen funds sponsored by Fifth Third Asset Management will be reorganized into Touchstone Funds with Fifth Third Asset Management’s affiliated investment managers continuing as sub-advisors for certain Funds.

155

Notes to Financial Statements (Continued)

Effective at the opening of business on April 16, 2012, the Old Mutual Barrow Hanley Core Bond Fund was merged into the Touchstone Total Return Bond Fund and the Old Mutual Dwight Short Term Fixed Income Fund was merged into the Touchstone Ultra Short Duration Fixed Income Fund.

There were no other subsequent events that necessitated recognition or disclosure.

156

Other Items (Unaudited)

Proxy Voting

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 through March 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended March 31, 2012” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

157

Other Items (Continued)

Schedule of Shareholder Expenses (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,	October 1,	March 31,	March 31,
		2012	2011	2012	2012*
Touchstone Emerging Markets Equity Fund
Class A	Actual	1.74%	$1,000.00	$1,185.00	$9.50
Class A	Hypothetical	1.74%	$1,000.00	$1,016.30	$8.77

Class C	Actual	2.49%	$1,000.00	$1,180.40	$13.57
Class C	Hypothetical	2.49%	$1,000.00	$1,012.55	$12.53

Class Y	Actual	1.40%	$1,000.00	$1,187.10	$7.65
Class Y	Hypothetical	1.40%	$1,000.00	$1,018.00	$7.06

Institutional Class	Actual	1.34%	$1,000.00	$1,187.70	$7.33
Institutional Class	Hypothetical	1.34%	$1,000.00	$1,018.30	$6.76

Touchstone Emerging Markets Equity Fund II
Class A	Actual	1.74%	$1,000.00	$1,161.40	$9.40
Class A	Hypothetical	1.74%	$1,000.00	$1,016.30	$8.77

Class C	Actual	2.49%	$1,000.00	$1,157.70	$13.43
Class C	Hypothetical	2.49%	$1,000.00	$1,012.55	$12.53

Class Y	Actual	1.49%	$1,000.00	$1,163.70	$8.06
Class Y	Hypothetical	1.49%	$1,000.00	$1,017.55	$7.52

Institutional Class	Actual	1.34%	$1,000.00	$1,163.70	$7.25
Institutional Class	Hypothetical	1.34%	$1,000.00	$1,018.30	$6.76

Touchstone Focused Equity Fund
Class A	Actual	1.20%	$1,000.00	$1,249.40	$6.75
Class A	Hypothetical	1.20%	$1,000.00	$1,019.00	$6.06

Class C	Actual	1.95%	$1,000.00	$1,241.50	$10.93
Class C	Hypothetical	1.95%	$1,000.00	$1,015.25	$9.82

Class Y	Actual	0.95%	$1,000.00	$1,251.40	$5.35
Class Y	Hypothetical	0.95%	$1,000.00	$1,020.25	$4.80

Institutional Class	Actual	0.80%	$1,000.00	$1,251.40	$4.50
Institutional Class	Hypothetical	0.80%	$1,000.00	$1,021.00	$4.04

Touchstone Global Equity Fund
Class A	Actual	1.34%	$1,000.00	$1,153.60	$7.21
Class A	Hypothetical	1.34%	$1,000.00	$1,018.30	$6.76

Class C	Actual	2.09%	$1,000.00	$1,149.00	$11.23
Class C	Hypothetical	2.09%	$1,000.00	$1,014.55	$10.53

Class Y	Actual	1.09%	$1,000.00	$1,154.30	$5.87
Class Y	Hypothetical	1.09%	$1,000.00	$1,019.55	$5.50

Institutional Class	Actual	0.94%	$1,000.00	$1,155.20	$5.06
Institutional Class	Hypothetical	0.94%	$1,000.00	$1,020.30	$4.75

158

Other Items (Continued)

Schedule of Shareholder Expenses (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,	October 1,	March 31,	March 31,
		2012	2011	2012	2012*
Touchstone Global Real Estate Fund
Class A	Actual	1.39%	$1,000.00	$1,209.20	$7.68
Class A	Hypothetical	1.39%	$1,000.00	$1,018.05	$7.01

Class C	Actual	2.14%	$1,000.00	$1,204.80	$11.80
Class C	Hypothetical	2.14%	$1,000.00	$1,014.30	$10.78

Class Y	Actual	1.14%	$1,000.00	$1,211.10	$6.30
Class Y	Hypothetical	1.14%	$1,000.00	$1,019.30	$5.76
Institutional Class	Actual	0.99%	$1,000.00	$1,211.80	$5.47
Institutional Class	Hypothetical	0.99%	$1,000.00	$1,020.05	$5.00

Touchstone Intermediate Fixed Income Fund
Institutional Class	Actual	0.40%	$1,000.00	$1,021.10	$2.02
Institutional Class	Hypothetical	0.40%	$1,000.00	$1,023.00	$2.02

Touchstone International Fixed Income Fund
Class A	Actual	1.09%	$1,000.00	$1,023.80	$5.51
Class A	Hypothetical	1.09%	$1,000.00	$1,019.55	$5.50

Class C	Actual	1.84%	$1,000.00	$1,019.00	$9.29
Class C	Hypothetical	1.84%	$1,000.00	$1,015.80	$9.27

Class Y	Actual	0.84%	$1,000.00	$1,024.20	$4.25
Class Y	Hypothetical	0.84%	$1,000.00	$1,020.80	$4.24

Institutional Class	Actual	0.69%	$1,000.00	$1,026.00	$3.49
Institutional Class	Hypothetical	0.69%	$1,000.00	$1,021.55	$3.49

Touchstone Large Cap Relative Value Fund
Class A	Actual	1.19%	$1,000.00	$1,256.60	$6.71
Class A	Hypothetical	1.19%	$1,000.00	$1,019.05	$6.01

Class C	Actual	1.94%	$1,000.00	$1,252.10	$10.92
Class C	Hypothetical	1.94%	$1,000.00	$1,015.30	$9.77

Class Y	Actual	0.94%	$1,000.00	$1,259.30	$5.31
Class Y	Hypothetical	0.94%	$1,000.00	$1,020.30	$4.75

Institutional Class	Actual	0.79%	$1,000.00	$1,260.30	$4.46
Institutional Class	Hypothetical	0.79%	$1,000.00	$1,021.05	$3.99

Touchstone Market Neutral Equity Fund
Class A	Actual	3.55%	$1,000.00	$977.80	$17.55
Class A	Hypothetical	3.55%	$1,000.00	$1,007.25	$17.81

Class C	Actual	4.30%	$1,000.00	$974.40	$21.22
Class C	Hypothetical	4.30%	$1,000.00	$1,003.50	$21.54

Class Y	Actual	3.30%	$1,000.00	$979.90	$16.33
Class Y	Hypothetical	3.30%	$1,000.00	$1,008.50	$16.57

159

Other Items (Continued)

Schedule of Shareholder Expenses (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,	October 1,	March 31,	March 31,
		2012	2011	2012	2012*
Touchstone Merger Arbitrage Fund
Class A	Actual	2.22%	$1,000.00	$1,050.50	$11.38
Class A	Hypothetical	2.22%	$1,000.00	$1,013.90	$11.18

Class C	Actual	3.07%	$1,000.00	$1,046.60	$15.71
Class C	Hypothetical	3.07%	$1,000.00	$1,009.65	$15.42

Class Y	Actual	1.99%	$1,000.00	$1,052.50	$10.21
Class Y	Hypothetical	1.99%	$1,000.00	$1,015.05	$10.02

Institutional Class	Actual	1.92%	$1,000.00	$1,052.50	$9.85
Institutional Class	Hypothetical	1.92%	$1,000.00	$1,015.40	$9.67

Touchstone Mid Cap Fund
Class A	Actual	1.21%	$1,000.00	$1,226.00	$6.73
Class A	Hypothetical	1.21%	$1,000.00	$1,018.95	$6.11

Class C	Actual	1.96%	$1,000.00	$1,221.40	$10.88
Class C	Hypothetical	1.96%	$1,000.00	$1,015.20	$9.87

Class Y	Actual	0.91%	$1,000.00	$1,227.20	$5.07
Class Y	Hypothetical	0.91%	$1,000.00	$1,020.45	$4.60

Class Z	Actual	1.21%	$1,000.00	$1,225.20	$6.73
Class Z	Hypothetical	1.21%	$1,000.00	$1,018.95	$6.11

Institutional Class**	Actual	0.89%	$1,000.00	$1,050.10	$1.62
Institutional Class**	Hypothetical	0.89%	$1,000.00	$1,020.55	$1.60

Touchstone Mid Cap Value Fund
Class A	Actual	1.29%	$1,000.00	$1,262.60	$7.30
Class A	Hypothetical	1.29%	$1,000.00	$1,018.55	$6.51

Class C	Actual	2.04%	$1,000.00	$1,257.60	$11.51
Class C	Hypothetical	2.04%	$1,000.00	$1,014.80	$10.28

Class Y	Actual	1.03%	$1,000.00	$1,264.30	$5.83
Class Y	Hypothetical	1.03%	$1,000.00	$1,019.85	$5.20

Institutional Class	Actual	0.89%	$1,000.00	$1,265.30	$5.04
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.55	$4.50

Touchstone Premium Yield Equity Fund
Class A	Actual	1.20%	$1,000.00	$1,200.30	$6.60
Class A	Hypothetical	1.20%	$1,000.00	$1,019.00	$6.06

Class C	Actual	1.95%	$1,000.00	$1,194.60	$10.70
Class C	Hypothetical	1.95%	$1,000.00	$1,015.25	$9.82

Class Y	Actual	0.95%	$1,000.00	$1,200.60	$5.23
Class Y	Hypothetical	0.95%	$1,000.00	$1,020.25	$4.80

160

Other Items (Continued)

Schedule of Shareholder Expenses (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,	October 1,	March 31,	March 31,
		2012	2011	2012	2012*
Touchstone Sands Capital Select Growth Fund
Class A	Actual	1.36%	$1,000.00	$1,342.90	$7.97
Class A	Hypothetical	1.36%	$1,000.00	$1,018.20	$6.86

Class C	Actual	2.11%	$1,000.00	$1,337.60	$12.33
Class C	Hypothetical	2.11%	$1,000.00	$1,014.45	$10.63

Class Y	Actual	1.11%	$1,000.00	$1,343.10	$6.50
Class Y	Hypothetical	1.11%	$1,000.00	$1,019.45	$5.60

Class Z	Actual	1.34%	$1,000.00	$1,342.90	$7.85
Class Z	Hypothetical	1.34%	$1,000.00	$1,018.30	$6.76

Touchstone Short Duration Fixed Income Fund
Class Y	Actual	0.49%	$1,000.00	$1,011.00	$2.46
Class Y	Hypothetical	0.49%	$1,000.00	$1,022.55	$2.48

Class Z	Actual	0.74%	$1,000.00	$1,009.80	$3.72
Class Z	Hypothetical	0.74%	$1,000.00	$1,021.30	$3.74

Touchstone Small Cap Core Fund
Class A	Actual	1.34%	$1,000.00	$1,314.50	$7.75
Class A	Hypothetical	1.34%	$1,000.00	$1,018.30	$6.76

Class C	Actual	2.09%	$1,000.00	$1,309.10	$12.07
Class C	Hypothetical	2.09%	$1,000.00	$1,014.55	$10.53

Class Y	Actual	1.02%	$1,000.00	$1,316.70	$5.91
Class Y	Hypothetical	1.02%	$1,000.00	$1,019.90	$5.15

Institutional Class	Actual	0.94%	$1,000.00	$1,316.70	$5.44
Institutional Class	Hypothetical	0.94%	$1,000.00	$1,020.30	$4.75

Touchstone Small Cap Value Fund
Class A	Actual	1.43%	$1,000.00	$1,328.50	$8.32
Class A	Hypothetical	1.43%	$1,000.00	$1,017.85	$7.21

Class C	Actual	2.18%	$1,000.00	$1,323.80	$12.66
Class C	Hypothetical	2.18%	$1,000.00	$1,014.10	$10.98

Class Y	Actual	1.18%	$1,000.00	$1,330.20	$6.87
Class Y	Hypothetical	1.18%	$1,000.00	$1,019.10	$5.96

Institutional Class	Actual	1.03%	$1,000.00	$1,331.90	$6.00
Institutional Class	Hypothetical	1.03%	$1,000.00	$1,019.85	$5.20

Touchstone Total Return Bond Fund
Class A	Actual	0.90%	$1,000.00	$1,025.00	$4.56
Class A	Hypothetical	0.90%	$1,000.00	$1,020.50	$4.55

Class C	Actual	1.65%	$1,000.00	$1,021.20	$8.34
Class C	Hypothetical	1.65%	$1,000.00	$1,016.75	$8.32

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Other Items (Continued)

Schedule of Shareholder Expenses (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,	October 1,	March 31,	March 31,
		2012	2011	2012	2012*
Class Y	Actual	0.54%	$1,000.00	$1,026.50	$2.74
Class Y	Hypothetical	0.54%	$1,000.00	$1,022.30	$2.73

Institutional Class	Actual	0.50%	$1,000.00	$1,026.80	$2.53
Institutional Class	Hypothetical	0.50%	$1,000.00	$1,022.50	$2.53

Touchstone Ultra Short Duration Fixed Income Fund
Class Z	Actual	0.69%	$1,000.00	$1,011.00	$3.47
Class Z	Hypothetical	0.69%	$1,000.00	$1,021.55	$3.49

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or 366]] (to reflect one-half year period).

**	The Mid Cap Fund Class I commenced operations on January 27, 2012.

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Other Items (Continued)

Advisory Agreement Approval Disclosure

At a meeting held on November 17, 2011, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Funds Group Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust, and the continuance of each Sub-Advisory Agreement between the Advisor and each Fund’s respective Sub-Advisor, except with respect to theTouchstone Emerging Markets Equity Fund II and theTouchstone Merger Arbitrage Fund. TheTouchstone Emerging Markets Equity Fund II and theTouchstone Merger Arbitrage Fund recently commenced operations and therefore the Sub-Advisory Agreements with respect to these Funds were not up for renewal.

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement was in the best interests of the respective Funds and their shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Advisor’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Advisor’s and Sub-Advisors’ personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.

In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing services; (2) the Advisor’s compensation and profitability; (3) a comparison of fees and performance with other advisers; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor’s compliance policies and procedures. The quality of administrative and other services, including the Advisor’s role in coordinating the activities of the Funds’ other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.

The Board discussed the Advisor’s effectiveness in monitoring the performance of each Sub-Advisor, including those that were affiliates of the Advisor, and the Advisor’s timeliness in responding to performance issues. The Board considered the Advisor’s process for monitoring each of the Sub-Advisors, which includes an examination of both qualitative and quantitative elements of the Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Advisor conducts regular on-site compliance visits with each Sub-Advisor, during which the Advisor examines a wide variety of factors, such as the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Advisor provides to the applicable Fund(s). The Board noted that the Advisor’s compliance monitoring processes also include quarterly reviews of compliance reports, and that any issues arising from such reports and the Advisor’s compliance visits to the Sub-Advisors are reported to the Board.

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Other Items (Continued)

The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the Sub-Advisor to certain of the Funds) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor’s relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor’s business as a whole. The Board noted that the Advisor waived a portion of the fees and/or reimbursed a portion of the operating expenses of the Funds. The Board also noted that the Advisor pays the Sub-Advisors’ sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor’s relationship with the Funds both before and after tax expenses, and also considered whether the Advisor has the financial wherewithal to continue to provide a high level of services to the Funds, noting the ongoing commitment of the Advisor’s parent company with respect to providing support and resources as needed. The Board considered that the Funds’ distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor’s and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group. The Board also considered, among other data, the Funds’ respective performance results during the six-month, twelve-month and thirty-six-month periods ended June 30, 2011, as applicable, and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds’ performance.

The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board noted that the Advisor had waived a portion of the fees and/or reimbursed a portion of the operating expenses of the Funds in order to reduce the Funds’ respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Advisor and its affiliates.

The Board also discussed with management certain factors as set forth in the conditions to the Funds’ exemptive order issued by the Securities and Exchange Commission relating to investments by the non-money market Funds in the Touchstone Institutional Money Market Fund. The Board considered the nature and extent of the services provided by the Advisor and the Sub-Advisors to each Fund and a discussion by management with respect to the costs to the Advisor and Sub-Advisors of the portion of the advisory fee and sub-advisory fee attributable to the portion of the non-money market Funds’ assets to be invested in theTouchstone Institutional Money Market Fund. Based on these factors, the Board concluded that the advisory fee and the sub-advisory fee associated with the management of each non-money market Fund were based on services that were in addition to, rather than duplicative of, services provided under the Investment Advisory and Sub-Advisory Agreements with respect to the Touchstone Institutional Money Market Fund.

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Other Items (Continued)

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Touchstone Emerging Markets Equity Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers) were above the median and at the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees. The Fund’s performance was in the 4th quintile of the Fund’s peer group for the six-month period ended June 30, 2011, and the Fund’s performance was in the 5th quintile for the twelve-month period ended June 30, 2011. The Board noted management’s discussion of the Fund’s performance, including the Fund’s outperformance for the period since its inception. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Emerging Markets Equity Fund II. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees as well as reimbursing a portion of the Fund’s operating expenses. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Board considered the Fund’s performance since its inception in April 2011 and management’s continued monitoring of the Fund’s performance and ability to attract assets. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Focused Equity Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees as well as reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 5th quintile of the Fund’s peer group for the six-month period ended June 30, 2011, and the Fund’s performance was in the 4th quintile for the twelve-month period ended June 30, 2011. The Board noted management’s explanation for the Fund’s underperformance and management’s continued monitoring of the Fund’s performance and ability to attract assets. Based upon their review, theTrustees concluded that the Fund’s performance was being addressed and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Global Equity Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees as well as reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 5th quintile of the Fund’s peer group for the six- and twelve-month periods ended June 30, 2011. The Board noted management’s explanation for the Fund’s underperformance and management’s continued monitoring of the Fund’s performance and ability to attract assets. Based upon their review, theTrustees concluded that the Fund’s performance was being addressed and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Global Real Estate Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees as well as reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 1st quintile of the Fund’s peer group for the six-month period ended June 30, 2011, and the Fund’s performance was in the 2nd quintile for the twelve-month period ended June 30, 2011. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Intermediate Fixed Income Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees. The Fund’s performance was in the 4th quintile of the Fund’s peer group

165

Other Items (Continued)

for the six- and twelve-month periods ended June 30, 2011, and the Fund’s performance was in the 5th quintile for the thirty-six-month period ended June 30, 2011. The Board noted management’s explanation for the Fund’s underperformance and management’s continued monitoring of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s performance was being addressed and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone International Fixed Income Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees as well as reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 3rd quintile of the Fund’s peer group for the six-month period ended June 30, 2011, and the Fund’s performance was in the 2nd quintile for the twelve-month period ended June 30, 2011. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Large Cap Relative Value Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees as well as reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 5th quintile of the Fund’s peer group for the six-month period ended June 30, 2011, and the Fund’s performance was in the 4th quintile for the twelve-month period ended June 30, 2011. The Board noted management’s explanation for the Fund’s recent underperformance and management’s continued monitoring of the Fund’s performance and ability to attract assets. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Market Neutral Equity Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s advisory fees as well as reimbursing a portion of the Fund’s operating expenses. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund’s performance was in the 3rd quintile of the Fund’s peer group for the six- and twelve-month periods ended June 30, 2011. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Merger Arbitrage Fund. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees as well as reimbursing a portion of the Fund’s operating expenses. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Board considered the Fund’s performance since its inception in August 2011 and management’s continued monitoring of the Fund’s performance and ability to attract assets. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Mid Cap Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers) were at the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees. The Fund’s performance was in the 1st quintile of the Fund’s peer group for the six-month period ended June 30, 2011, the Fund’s performance was in the 2nd quintile for the twelve-month period ended June 30, 2011, and the Fund’s performance was in the 4th quintile for the thirty-six-month period ended June 30, 2011. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

166

Other Items (Continued)

Touchstone Mid Cap Value Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees as well as reimbursing a portion of the Fund’s operating expenses. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund’s performance was in the 4th quintile of the Fund’s peer group for the six-month period ended June 30, 2011, and the Fund’s performance was in the 3rd quintile for the twelve-month period ended June 30, 2011. The Board noted management’s explanation for the Fund’s recent underperformance and management’s continued monitoring of the Fund’s performance and ability to attract assets. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Premium Yield Equity Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees as well as reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 1st quintile of the Fund’s peer group for the six-month period ended June 30, 2011, the Fund’s performance was in the 2nd quintile for the twelve-month period ended June 30, 2011,and the Fund’s performance was in the 5th quintile for the thirty-six-month period ended June 30, 2011. Based upon their review, theTrustees concluded that the Fund’s overall performance was satisfactory and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Sands Capital Select Growth Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers) were above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees. The Board took into account management’s discussion of the Fund’s expenses and the recent addition of breakpoints to the Fund’s base advisory fee. The Fund’s performance was in the 1st quintile of the Fund’s peer group for the six-, twelve- and thirty-six-month periods ended June 30, 2011. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Short Duration Fixed Income Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees as well as reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 4th quintile of the Fund’s peer group for the six- and twelve-month periods ended June 30, 2011, and the Fund’s performance was in the 3rd quintile for the thirty-six-month period ended June 30, 2011. The Board noted management’s explanation for the Fund’s recent underperformance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Small Cap Core Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees as well as reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 2nd quintile of the Fund’s peer group for the six- and twelve-month periods ended June 30, 2011. Based upon their review, theTrustees concluded that the Fund’s performance was satisfactory and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Small Cap Value Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers) were above the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees. The Board also noted the recent addition of breakpoints to the Fund’s advisory and sub-advisory fees in connection with the recent change in the Fund’s

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Other Items (Continued)

sub-advisor. The Fund’s performance was in the 5th quintile of the Fund’s peer group for the six- and thirty-six-month periods ended June 30, 2011, and the Fund’s performance was in the 3rd quintile for the twelve-month period ended June 30, 2011. The Board noted management’s discussion of the Fund’s performance since the sub-advisor change in December 2010. Based upon their review, theTrustees concluded that the Fund’s overall performance was satisfactory and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Total Return Bond Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees as well as reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 3rd quintile of the Fund’s peer group for the six-month period ended June 30, 2011, and the Fund’s performance was in the 2nd quintile for the twelve-month period ended June 30, 2011. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Ultra Short Duration Fixed Income Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees. The Fund’s performance was in the 2nd quintile of the Fund’s peer group for the six-month period ended June 30, 2011, and the Fund’s performance was in the 3rd quintile for the twelve- and thirty-six-month periods ended June 30, 2011. Based upon their review, theTrustees concluded that the Fund’s performance was satisfactory and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Economies of Scale. The Board considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board took into account management’s discussion of the Funds’ advisory fee structure. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedules for some of the Funds contain breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory fee schedules. The Board determined that adding breakpoints at specified levels to the advisory fee schedule of each Fund that currently did not have such breakpoints was not appropriate at that time. The Board also noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Advisor by a Fund was reduced by the total sub-advisory fee paid by the Advisor to the Fund’s Sub-Advisor.

Conclusion. In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. TheTrustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Advisor, among others: (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices or, as discussed above, is being addressed; and (d) each Fund’s advisory fee is reasonable relative to those of similar funds and the services to be provided by the Advisor. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In approving the Funds’ respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality

168

Other Items (Continued)

of services provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor’s compensation; (3) a comparison of the sub-advisory fee and performance with other advisers; and (4) the terms of the Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by each Sub-Advisor, including information presented periodically throughout the previous year. The Board noted the affiliation of the Sub-Advisor to certain of the Funds with the Advisor, noting any potential conflicts of interest. The Board also noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisors to discuss their respective performance and investment processes and strategies. The Board considered each Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted each Sub-Advisor’s brokerage practices.

Sub-Advisor’s Compensation. The Board also took into consideration the financial condition of each Sub-Advisor and any indirect benefits derived by each Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Funds. In considering the profitability to each Sub-Advisor of its relationship with the Funds, the Board noted the undertakings of the Advisor to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement and in addition, with respect to the unaffiliated Sub-Advisors, are negotiated at arm’s length. As a consequence, the profitability to each Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in each Sub-Advisor’s management of the applicable Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for some of the Funds contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund’s assets increased.

Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the Sub-Advisor out of the advisory fee it receives from the respective Fund. The Board also compared the sub-advisory fees paid by the Advisor to fees charged by the Sub-Advisor to manage comparable institutional separate accounts. The Board considered the amount retained by the Advisor and the sub-advisory fee paid to each Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board also noted that the Advisor negotiated the sub-advisory fee with each of the unaffiliated Sub-Advisors at arm’s length. The Board reviewed the sub-advisory fee for each Fund in relation to various comparative data, including the median and average sub-advisory fees of each Fund’s peer group, and considered the following information:

Touchstone Emerging Markets Equity Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Focused Equity Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Global Equity Fund. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Global Real Estate Fund. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

169

Other Items (Continued)

Touchstone Intermediate Fixed Income Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone International Fixed Income Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Large Cap Relative Value Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Market Neutral Equity Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Mid Cap Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Mid Cap Value Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Premium Yield Equity Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Sands Capital Select Growth Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Short Duration Fixed Income Fund. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Small Cap Core Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Small Cap Value Fund. The Fund’s sub-advisory fee with the Sub-Advisor was at the median of its peer group. The Board took into account the recent addition of breakpoints to the Fund’s sub-advisory fee in connection with the recent change in the Fund’s sub-advisor. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fees were reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Ultra Short Duration Fixed Income Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

170

Other Items (Continued)

As noted above, the Board considered each Fund’s performance during the six-month, twelve-month and thirty-six-month periods ended June 30, 2011, as applicable, as compared to each Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Sub-Advisor. The Board was mindful of the Advisor’s focus on each Sub-Advisor’s performance and the Advisor’s ways of addressing underperformance.

Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage each Fund’s assets in accordance with the Fund’s investment objectives and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices or, as discussed above, is being addressed; (d) each Fund’s advisory fees are reasonable relative to those of similar funds and the services to be provided by the Advisor and the Sub-Advisor; and (e) the Sub-Advisor’s investment strategies are appropriate for pursuing the investment objectives of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.

171

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account.These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* Capital Analysts Incorporated and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

172

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303 Broadway, Suite 1100
Cincinnati, OH 45202-4203

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Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203 800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-56-TFGT-SAR-1203

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Funds Group Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	5/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	5/29/12

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	5/29/12

* Print the name and title of each signing officer under his or her signature